AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 172.3%
COMMON STOCKS - 96.0%
Australia - 1.6%
Ampol Ltd. (2)(a) 1,919 43,596
Aurizon Holdings Ltd. (2)(a) 5,734 15,761
BlueScope Steel Ltd. (2)(a) 24,357 378,753
Fortescue Metals Group Ltd. (2)(a) 15,871 243,967
Harvey Norman Holdings Ltd. (2)(a) 43,993 175,313
JB Hi-Fi Ltd. (2)(a) 8,356 337,750
Pro Medicus Ltd. (2)(a) 1,163 42,132
Qube Holdings Ltd. (2)(a) 7,629 17,778
Santos Ltd. (2)(a) 3,284 19,040
Sonic Healthcare Ltd. (2)(a) 1,696 44,778
Tabcorp Holdings Ltd. (2)(a) 29,182 116,264
Treasury Wine Estates Ltd. (2)(a) 15,638 135,082
Woodside Petroleum Ltd. (2)(a) 6,462 155,291
Worley Ltd. (2)(a) 30,900 298,506
2,024,011
—
Belgium - 0.7%
Ageas SA/NV (2)(a) 10,765 544,206
KBC Group NV (2)(a) 1,752 125,705
Solvay SA (2)(a) 2,386 235,154
905,065
—
Brazil - 0.3%
Yara International ASA (2) 8,404 420,272
Canada - 4.7%
Atco Ltd., Class I (a) 2,069 71,049
Bank of Montreal (a) 525 61,779
Canadian Tire Corp. Ltd., Class A
(a) 2,752 415,524
CGI, Inc. *(a) 1,526 121,565
CI Financial Corp. (a) 6,799 108,010
Cogeco Communications, Inc. (a) 1,072 88,734
Empire Co. Ltd., Class A (a) 6,628 235,080
Fairfax Financial Holdings Ltd. (a) 131 71,468
Finning International, Inc. (a) 648 19,510
Hydro One Ltd. (a)(b) 4,360 117,462
iA Financial Corp., Inc. (a) 2,412 146,651
IGM Financial, Inc. (a) 1,918 67,766
Imperial Oil Ltd. (a) 5,930 286,978
Intact Financial Corp. (a) 291 42,998
Keyera Corp. (a) 2,274 57,644
Kinross Gold Corp. (a) 17,149 100,687
Loblaw Cos. Ltd. (a) 352 31,586
Magna International, Inc. (a) 4,423 283,958
Manulife Financial Corp. (a) 21,828 465,492
Metro, Inc. (a) 788 45,358
National Bank of Canada (a) 1,664 127,554
Northland Power, Inc. (a) 3,357 111,600
Quebecor, Inc., Class B (a) 8,435 201,066
Ritchie Bros Auctioneers, Inc. (a) 897 52,981
SSR Mining, Inc. (a) 1,605 34,895
Stantec , Inc. (a) 2,643 132,578
Suncor Energy, Inc. (a) 9,012 293,396
Teck Resources Ltd., Class B (a) 14,186 572,819
TFI International, Inc. (a) 3,445 366,917
Thomson Reuters Corp. (a) 1,651 179,251
TMX Group Ltd. (a) 1,368 140,701
INVESTMENTS SHARES VALUE ($)
Canada - 4.7% (continued)
Toromont Industries Ltd. (a) 476 45,123
Tourmaline Oil Corp. (a) 16,168 744,931
West Fraser Timber Co. Ltd. (a) 3,534 290,771
6,133,882
—
China - 0.4%
Wilmar International Ltd. (2) 44,000 152,382
Yangzijiang Shipbuilding Holdings
Ltd. (2) 286,600 321,859
474,241
—
Denmark - 1.3%
AP Moller - Maersk A/S, Class B
(2)(a) 249 748,236
Carlsberg A/S, Class B (2)(a) 288 35,355
Danske Bank A/S (2)(a) 10,972 182,520
Genmab A/S (2)*(a) 88 31,781
H Lundbeck A/S (2)(a) 1,475 33,986
Jyske Bank A/S (Registered) (2)*(a) 3,371 183,229
Pandora A/S (2)(a) 4,091 389,727
ROCKWOOL International A/S,
Class B (2)(a) 102 33,671
1,638,505
—
Finland - 0.4%
Kesko OYJ, Class B (2)(a) 8,792 242,748
UPM- Kymmene OYJ (2)(a) 1,583 51,693
Valmet OYJ (2)(a) 5,750 178,471
472,912
—
France - 2.7%
Arkema SA (2)(a) 713 85,232
Atos SE (2)(a) 3,255 88,883
BNP Paribas SA (2)(a) 1,820 104,003
Bouygues SA (2)(a) 9,048 315,812
Carrefour SA (2)(a) 23,338 507,883
Casino Guichard Perrachon SA
(2)*(a) 649 11,949
Cie de Saint-Gobain (2)(a) 8,901 529,613
Cie Generale des Etablissements
Michelin SCA (2)(a) 262 35,505
CNP Assurances (2)(a) 2,234 53,782
Credit Agricole SA (2)(a) 7,874 94,083
Eutelsat Communications SA (2)(a) 4,982 54,119
Orange SA (2)(a) 38,855 460,094
Publicis Groupe SA (2)(a) 974 59,116
Rexel SA (2)*(a) 9,730 207,714
Rubis SCA (2)(a) 1,304 38,328
Sanofi (2)(a) 186 19,017
SCOR SE (2)(a) 1,737 55,854
Sodexo SA (2)(a) 154 12,532
TotalEnergies SE (2)(a) 14,996 758,791
3,492,310
—
Germany - 3.4%
Allianz SE (Registered) (2)(a) 3,671 876,666
Aurubis AG (2)(a) 1,441 171,539
BASF SE (2)(a) 3,224 183,963
Bayerische Motoren Werke AG (2)
(a) 2,338 202,044

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 3.4% (continued)
Brenntag SE (2)(a) 2,086 168,197
Continental AG (2)*(a) 3,156 226,242
Covestro AG (2)(a)(b) 5,048 254,194
Deutsche Bank AG (Registered)
(2)*(a) 31,998 402,989
Deutsche Post AG (Registered) (2)
(a) 9,813 468,589
Freenet AG (2)(a) 1,628 43,567
Hannover Rueck SE (2)(a) 203 34,485
HeidelbergCement AG (2)(a) 5,512 312,388
HOCHTIEF AG (2)(a) 824 55,507
METRO AG (2)(a) 6,208 55,024
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 1,588 424,535
ProSiebenSat.1 Media SE (2)(a) 22,667 288,726
Rheinmetall AG (2)(a) 1,214 256,601
Software AG (2)(a) 715 24,719
4,449,975
—
Italy - 2.0%
A2A SpA (2)(a) 25,236 43,224
Assicurazioni Generali SpA (2)(a) 32,006 732,045
Banco BPM SpA (2)(a) 51,404 151,419
Eni SpA (2)(a) 15,055 219,550
Hera SpA (2)(a) 35,283 129,988
Italgas SpA (2)(a) 9,298 59,651
Leonardo SpA (2)*(a) 66,806 663,863
Poste Italiane SpA (2)(a)(b) 19,741 223,875
Terna - Rete Elettrica Nazionale
(2)(a) 5,586 47,969
Unipol Gruppo SpA (2)(a) 45,903 251,777
2,523,361
—
Japan - 16.0%
AEON Financial Service Co. Ltd.
(2)(a) 5,500 54,505
AGC, Inc. (2)(a) 13,100 523,416
Aisin Corp. (2)(a) 3,800 129,875
Allegro MicroSystems , Inc. *(a) 1,507 42,799
Asahi Kasei Corp. (2)(a) 1,900 16,434
Astellas Pharma, Inc. (2)(a) 2,000 31,250
Bandai Namco Holdings, Inc. (2)(a) 1,400 106,161
Bridgestone Corp. (2)(a) 3,200 124,211
Brother Industries Ltd. (2)(a) 10,800 196,403
Chiba Bank Ltd. (The) (2)(a) 19,800 116,418
Chubu Electric Power Co., Inc. (2)
(a) 18,100 187,332
Chugoku Electric Power Co., Inc.
(The) (2)(a) 1,500 10,431
Concordia Financial Group Ltd. (2)
(a) 7,000 26,052
Dai-ichi Life Holdings, Inc. (2)(a) 600 12,192
Daiwa Securities Group, Inc. (2)(a) 35,800 202,510
DeNA Co. Ltd. (2)(a) 5,200 78,994
Electric Power Development Co.
Ltd. (2)(a) 13,500 192,808
ENEOS Holdings, Inc. (2)(a) 145,800 545,106
Fujitsu Ltd. (2)(a) 1,300 194,773
INVESTMENTS SHARES VALUE ($)
Japan - 16.0% (continued)
Fukuoka Financial Group, Inc. (2)
(a) 13,100 252,777
Haseko Corp. (2)(a) 12,300 141,276
Hitachi Ltd. (2)(a) 4,800 240,212
Honda Motor Co. Ltd. (2)(a) 8,300 235,270
Idemitsu Kosan Co. Ltd. (2)(a) 10,500 289,438
Iida Group Holdings Co. Ltd. (2)(a) 7,200 124,135
Inpex Corp. (2)(a) 47,600 559,649
Isuzu Motors Ltd. (2)(a) 12,000 155,016
ITOCHU Corp. (2)(a) 16,600 561,511
Japan Post Bank Co. Ltd. (2)(a) 18,400 147,766
Japan Post Holdings Co. Ltd. (2)(a) 85,100 624,995
Japan Post Insurance Co. Ltd. (2)
(a) 19,900 346,562
JFE Holdings, Inc. (2)(a) 27,800 389,039
Kajima Corp. (2)(a) 25,700 312,685
Kamigumi Co. Ltd. (2)(a) 1,800 32,311
Kaneka Corp. (2)(a) 1,400 40,440
Kansai Electric Power Co., Inc.
(The) (2)(a) 14,400 135,636
KDDI Corp. (2)(a) 7,200 236,064
Kinden Corp. (2)(a) 3,200 41,243
Komatsu Ltd. (2)(a) 1,300 31,233
Konami Holdings Corp. (2)(a) 600 37,845
Kuraray Co. Ltd. (2)(a) 9,800 84,358
Kyushu Electric Power Co., Inc. (2)
(a) 21,600 144,621
Mabuchi Motor Co. Ltd. (2)(a) 3,500 108,955
Marubeni Corp. (2)(a) 64,400 747,826
Mazda Motor Corp. (2)(a) 21,500 158,038
Medipal Holdings Corp. (2)(a) 5,100 83,916
Mitsubishi Corp. (2)(a) 2,000 75,053
Mitsubishi Electric Corp. (2)(a) 12,900 147,948
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 8,200 138,810
Mitsubishi HC Capital, Inc. (2)(a) 56,100 260,670
Mitsubishi Heavy Industries Ltd.
(2)(a) 5,300 173,979
Mitsubishi Materials Corp. (2)(a) 2,400 41,990
Mitsui & Co. Ltd. (2)(a) 9,900 268,738
Mitsui Chemicals, Inc. (2)(a) 11,300 284,077
Mizuho Financial Group, Inc. (2)(a) 26,380 336,487
MS&AD Insurance Group Holdings,
Inc. (2)(a) 19,400 629,878
NGK Insulators Ltd. (2)(a) 1,100 15,692
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,000 206,102
Nippon Steel Corp. (2)(a) 28,700 506,402
Nippon Telegraph & Telephone
Corp. (2)(a) 23,400 679,861
Nippon Yusen KK (2)(a) 4,000 349,898
Nomura Holdings, Inc. (2)(a) 87,300 367,163
NS Solutions Corp. (2)(a) 1,200 35,961
Obayashi Corp. (2)(a) 38,600 283,314
Oji Holdings Corp. (2)(a) 41,100 203,905
ORIX Corp. (2)(a) 3,800 75,744
Osaka Gas Co. Ltd. (2)(a) 15,700 269,038
Resona Holdings, Inc. (2)(a) 171,000 728,347
Rohto Pharmaceutical Co. Ltd. (2)
(a) 600 18,112

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 16.0% (continued)
Sankyu, Inc. (2)(a) 1,400 45,632
Secom Co. Ltd. (2)(a) 200 14,468
Sega Sammy Holdings, Inc. (2)(a) 3,200 55,182
Seino Holdings Co. Ltd. (2)(a) 2,700 24,564
Sekisui Chemical Co. Ltd. (2)(a) 4,400 63,047
Shimamura Co. Ltd. (2)(a) 300 26,664
Shinsei Bank Ltd. (2)(a) 9,700 176,921
Shizuoka Bank Ltd. (The) (2)(a) 11,700 82,117
Sojitz Corp. (2)(a) 25,120 413,130
Sompo Holdings, Inc. (2)(a) 12,500 549,256
Subaru Corp. (2)(a) 10,900 173,125
Sumitomo Corp. (2)(a) 23,200 401,793
Sumitomo Forestry Co. Ltd. (2)(a) 700 12,334
Sumitomo Heavy Industries Ltd.
(2)(a) 4,300 98,538
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 12,300 388,537
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 8,700 283,138
Suntory Beverage & Food Ltd. (2)
(a) 1,400 53,361
T&D Holdings, Inc. (2)(a) 19,100 259,339
Taiheiyo Cement Corp. (2)(a) 4,400 72,505
Taisei Corp. (2)(a) 6,200 178,988
TBS Holdings, Inc. (2)(a) 1,300 18,945
Teijin Ltd. (2)(a) 13,500 150,219
Tokio Marine Holdings, Inc. (2)(a) 1,700 98,929
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 267,300 882,353
TOPPAN, Inc. (2)(a) 10,000 176,399
Tosoh Corp. (2)(a) 18,700 276,377
Toyota Boshoku Corp. (2)(a) 7,700 125,208
Toyota Tsusho Corp. (2)(a) 7,900 324,231
Yokohama Rubber Co. Ltd. (The)
(2)(a) 5,000 68,800
20,645,756
—
Luxembourg - 0.7%
APERAM SA (2) 3,108 137,364
ArcelorMittal SA (2) 16,088 515,365
Eurofins Scientific SE (2) 2,382 235,634
888,363
—
Netherlands - 2.0%
Aegon NV (2)(a) 33,114 175,542
ASR Nederland NV (2)(a) 9,454 441,369
Koninklijke Ahold Delhaize NV (2)
(a) 19,645 631,892
Koninklijke Vopak NV (2)(a) 589 19,057
NN Group NV (2)(a) 13,613 689,889
Randstad NV (2)(a) 4,158 250,124
SBM Offshore NV (2)(a) 972 15,409
Shell plc (2)(a) 919 25,189
Signify NV (2)(a)(b) 6,829 317,667
2,566,138
—
INVESTMENTS SHARES VALUE ($)
Norway - 0.2%
Leroy Seafood Group ASA (2)(a) 7,310 67,053
Salmar ASA (2)(a) 1,755 138,731
205,784
—
Panama - 0.1%
Copa Holdings SA, Class A * 909 76,029
Singapore - 0.3%
DBS Group Holdings Ltd. (2) 500 13,101
Genting Singapore Ltd. (2) 93,800 56,063
Oversea-Chinese Banking Corp.
Ltd. (2) 8,900 80,740
SATS Ltd. (2)* 10,200 32,510
United Overseas Bank Ltd. (2) 3,300 77,213
Venture Corp. Ltd. (2) 13,400 172,686
432,313
—
Spain - 2.0%
Acciona SA (2)(a) 809 154,628
Acerinox SA (2)(a) 2,640 28,917
Banco de Sabadell SA (2)(a) 165,067 134,886
Banco Santander SA (2)(a) 92,256 313,664
CaixaBank SA (2)(a) 30,528 103,547
Enagas SA (2)(a) 4,915 109,144
Endesa SA (2)(a) 7,799 170,047
Iberdrola SA (2)(a) 13,023 142,341
Mapfre SA (2)(a) 73,590 153,921
Repsol SA (2)(a) 65,949 863,880
Telefonica SA (2)(a) 93,214 451,739
2,626,714
—
Sweden - 1.7%
Axfood AB (2)(a) 4,649 151,400
BillerudKorsnas AB (2)(a) 3,990 59,128
Boliden AB (2)(a) 1,895 95,594
Electrolux AB, Series B (2)(a) 1,063 16,086
Getinge AB, Class B (2)(a) 10,830 431,455
Holmen AB, Class B (2)(a) 450 25,118
Husqvarna AB, Class B (2)(a) 1,720 17,943
Securitas AB, Class B (2)(a) 12,070 136,166
Skanska AB, Class B (2)(a) 5,534 123,808
SKF AB, Class B (2)(a) 10,093 164,576
SSAB AB, Class A (2)*(a) 49,963 347,160
Svenska Handelsbanken AB, Class
A (2)(a) 46,709 429,510
Trelleborg AB, Class B (2)(a) 2,490 57,649
Volvo AB, Class B (2)(a) 8,773 163,663
2,219,256
—
Switzerland - 2.0%
Baloise Holding AG (Registered)
(2)(a) 1,681 300,221
BKW AG (2)(a) 157 19,665
Bucher Industries AG (Registered)
(2)(a) 136 54,972
Credit Suisse Group AG
(Registered) (2)(a) 100,349 789,959
DKSH Holding AG (2)(a) 887 74,705
dormakaba Holding AG (2)(a) 31 15,900
Geberit AG (Registered) (2)(a) 57 35,138

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 2.0% (continued)
Helvetia Holding AG (Registered)
(2)(a) 1,025 133,816
Roche Holding AG (2)(a) 597 236,210
Sulzer AG (Registered) (2)(a) 900 74,759
Swiss Life Holding AG (Registered)
(2)(a) 433 277,469
Swisscom AG (Registered) (2)(a) 745 447,601
UBS Group AG (Registered) (2)(a) 9,133 178,471
2,638,886
—
United Kingdom - 3.3%
Ashmore Group plc (2)(a) 5,458 16,577
ASOS plc (2)*(a) 2,377 50,009
Aviva plc (2)(a) 103,352 611,526
BP plc (2)(a) 76,844 376,719
Britvic plc (2)(a) 5,019 53,207
BT Group plc (2)(a) 162,438 387,304
Centrica plc (2)* 228,264 238,776
DCC plc (2)(a) 284 21,991
Direct Line Insurance Group plc
(2)(a) 29,718 107,085
DS Smith plc (2)(a) 31,521 132,568
Howden Joinery Group plc (2)(a) 13,817 138,516
Investec plc (2)(a) 17,694 117,055
Kingfisher plc (2)(a) 24,750 82,607
Liberty Global plc, Class C *(a) 11,995 310,790
M&G plc (2)(a) 101,689 293,000
Man Group plc (2)(a) 16,121 49,195
Marks & Spencer Group plc (2)*(a) 102,526 206,934
National Grid plc (2)(a) 12,232 187,984
Royal Mail plc (2)(a) 87,614 376,447
Spectris plc (2)(a) 709 24,045
Subsea 7 SA (2)(a) 10,238 95,119
Tate & Lyle plc (2)(a) 5,102 48,908
Tesco plc (2)(a) 95,248 344,827
4,271,189
—
United States - 50.2%
A O Smith Corp. (a) 244 15,589
AbbVie, Inc. (a)(c) 2,861 463,797
ABIOMED, Inc. *(a) 50 16,562
Accenture plc, Class A (a) 74 24,955
ACI Worldwide, Inc. *(a) 342 10,770
Acuity Brands, Inc. (a)(c) 1,165 220,535
AGCO Corp. (a) 589 86,012
Agilent Technologies, Inc. (a) 775 102,556
Air Lease Corp. (a) 1,110 49,562
Akamai Technologies, Inc. *(a)(c) 1,368 163,326
Alaska Air Group, Inc. *(a) 13,746 797,405
Albertsons Cos., Inc., Class A (a) 1,048 34,846
Alliance Data Systems Corp. (a) 13,322 748,030
Allison Transmission Holdings, Inc.
(a) 12,931 507,671
Allstate Corp. (The) (a)(c) 2,295 317,880
Altice USA, Inc., Class A *(a) 1,651 20,604
Amdocs Ltd. (a) 3,899 320,537
AMERCO (a) 40 23,878
Ameriprise Financial, Inc. (a) 646 194,033
Amgen, Inc. (a) 1,421 343,626
Amkor Technology, Inc. (a) 17,245 374,561
INVESTMENTS SHARES VALUE ($)
United States - 50.2% (continued)
ANSYS, Inc. *(a) 553 175,660
Anthem, Inc. (a) 694 340,907
APA Corp. (a)(c) 10,661 440,619
Applied Materials, Inc. (a)(c) 1,028 135,490
Aramark (a)(c) 2,191 82,382
Archer-Daniels-Midland Co. (a) 835 75,367
Arrow Electronics, Inc. *(a) 6,282 745,234
Associated Banc-Corp. (a)(c) 7,113 161,892
Assured Guaranty Ltd. (a) 722 45,963
AutoNation, Inc. *(a)(c) 8,136 810,182
AutoZone, Inc. *(a) 81 165,611
Avient Corp. (a)(c) 3,212 154,176
Avnet, Inc. (a) 1,008 40,915
Bank of New York Mellon Corp.
(The) (a)(c) 1,432 71,070
Baxter International, Inc. (a) 258 20,005
Belden, Inc. (a) 822 45,539
Berry Global Group, Inc. *(a)(c) 3,537 205,005
Best Buy Co., Inc. (a) 5,117 465,135
Biogen, Inc. *(a) 2,654 558,932
Bio-Rad Laboratories, Inc., Class
A *(a) 509 286,684
Bio- Techne Corp. (a) 442 191,404
BJ's Wholesale Club Holdings, Inc.
*(a) 3,093 209,118
Blackbaud , Inc. *(a)(c) 1,469 87,949
Booking Holdings, Inc. *(a) 9 21,136
Booz Allen Hamilton Holding Corp.
(a) 2,614 229,614
BorgWarner, Inc. (a)(c) 3,172 123,391
Boyd Gaming Corp. (a) 4,091 269,106
Brighthouse Financial, Inc. *(a) 2,482 128,220
Bristol-Myers Squibb Co. (a) 3,690 269,481
Broadcom, Inc. (a) 147 92,563
BRP, Inc. (a) 2,970 243,178
Brunswick Corp. (a)(c) 9,023 729,870
CACI International, Inc., Class A
*(a) 1,125 338,918
Cadence Design Systems, Inc. *(a) 1,605 263,958
Callaway Golf Co. *(a)(c) 2,467 57,777
Carlisle Cos., Inc. (a) 467 114,845
Carter's, Inc. (a)(c) 1,129 103,857
Casey's General Stores, Inc. (a) 802 158,932
Cathay General Bancorp (a) 1,339 59,920
CDK Global, Inc. (a)(c) 1,735 84,460
CDW Corp. (a) 1,379 246,689
Cerence , Inc. *(a)(c) 3,333 120,321
Certara , Inc. *(a)(c) 3,374 72,474
CH Robinson Worldwide, Inc. (a) 990 106,633
Charles River Laboratories
International, Inc. *(a) 1,640 465,711
Chemed Corp. (a) 243 123,092
Chemours Co. (The) (a)(c) 3,551 111,785
Chevron Corp. (a)(c) 1,566 254,992
Chipotle Mexican Grill, Inc. *(a) 34 53,789
Ciena Corp. *(a) 2,162 131,082
Cigna Corp. (a) 322 77,154
Cirrus Logic, Inc. *(a) 3,272 277,433
Citizens Financial Group, Inc. (a) 925 41,930
Citrix Systems, Inc. (a) 532 53,679

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 50.2% (continued)
CNO Financial Group, Inc. (a) 634 15,907
CNX Resources Corp. *(a)(c) 2,993 62,015
Cognizant Technology Solutions
Corp., Class A (a) 1,239 111,101
Colgate-Palmolive Co. (a) 170 12,891
Columbia Sportswear Co. (a) 1,799 162,863
Commercial Metals Co. (a)(c) 11,408 474,801
Concentrix Corp. (a) 234 38,975
ConocoPhillips (a) 3,173 317,300
Cooper Cos., Inc. (The) (a) 236 98,551
Coterra Energy, Inc. (a) 680 18,340
Cracker Barrel Old Country Store,
Inc. (a)(c) 3,303 392,165
Cummins, Inc. (a)(c) 1,776 364,275
Curtiss-Wright Corp. (a)(c) 1,120 168,179
CVS Health Corp. (a)(c) 1,195 120,946
Dana, Inc. (a)(c) 5,821 102,275
Darling Ingredients, Inc. *(a) 178 14,308
Deckers Outdoor Corp. *(a)(c) 1,549 424,070
Dick's Sporting Goods, Inc. (c) 4,256 425,685
DISH Network Corp., Class A *(a)
(c) 9,454 299,219
DXC Technology Co. *(a) 6,794 221,688
Eagle Materials, Inc. (a) 283 36,326
East West Bancorp, Inc. (a) 358 28,289
Eastman Chemical Co. (a) 1,465 164,168
Eaton Corp. plc (a) 1,489 225,971
eBay, Inc. (a)(c) 4,376 250,570
Electronic Arts, Inc. (a) 2,545 321,968
EMCOR Group, Inc. (a) 1,373 154,641
Emerson Electric Co. (a) 794 77,852
EnerSys (a) 161 12,006
EOG Resources, Inc. (a) 5,646 673,173
EPAM Systems, Inc. *(a) 359 106,483
Estee Lauder Cos., Inc. (The),
Class A (a) 745 202,878
Everest Re Group Ltd. (a) 636 191,678
Expeditors International of
Washington, Inc. (a) 3,076 317,320
F5, Inc. *(a) 602 125,788
Fair Isaac Corp. *(a) 541 252,355
Federated Hermes, Inc. (a)(c) 5,966 203,202
First American Financial Corp. (a) 202 13,094
First Hawaiian, Inc. (a)(c) 922 25,715
Flowers Foods, Inc. (a) 1,638 42,113
Flowserve Corp. (a) 1,828 65,625
FNB Corp. (a)(c) 10,949 136,315
Foot Locker, Inc. (a) 4,653 138,008
Fortinet, Inc. *(a) 819 279,885
Fortune Brands Home & Security,
Inc. (a) 1,222 90,770
Frontdoor , Inc. *(a) 1,809 53,999
Fulton Financial Corp. (a) 2,749 45,688
Gates Industrial Corp. plc *(a) 3,303 49,743
General Dynamics Corp. (a) 595 143,502
General Mills, Inc. (a) 1,302 88,171
General Motors Co. *(a) 3,227 141,149
Globus Medical, Inc., Class A *(a) 2,412 177,957
GoHealth , Inc., Class A *(c) 53,917 63,622
INVESTMENTS SHARES VALUE ($)
United States - 50.2% (continued)
Goodyear Tire & Rubber Co. (The)
*(a) 8,726 124,695
Graham Holdings Co., Class B (a) 311 190,167
Grand Canyon Education, Inc. *(a)
(c) 1,943 188,685
Greif, Inc., Class A (a)(c) 2,109 137,212
H&R Block, Inc. (a)(c) 5,130 133,585
Halliburton Co. (a) 5,763 218,245
Hanesbrands, Inc. (a) 1,597 23,779
Harley-Davidson, Inc. (a)(c) 8,547 336,752
Hartford Financial Services Group,
Inc. (The) (a)(c) 1,737 124,734
Hasbro, Inc. (a) 915 74,957
HCA Healthcare, Inc. (a) 513 128,568
Helen of Troy Ltd. *(a) 438 85,778
Henry Schein, Inc. *(a) 207 18,048
Hexcel Corp. (a)(c) 2,416 143,680
HF Sinclair Corp. *(a) 7,059 281,301
Hologic , Inc. *(a) 580 44,556
Horizon Therapeutics plc *(a) 1,545 162,549
Howmet Aerospace, Inc. (a) 7,692 276,450
HP, Inc. (a) 14,984 543,919
Hubbell, Inc. (a)(c) 576 105,852
Humana, Inc. (a) 224 97,478
Huntsman Corp. (a)(c) 2,896 108,629
IAC/InterActiveCorp *(a) 649 65,082
Ingredion, Inc. (a) 1,330 115,910
Intel Corp. (a) 3,408 168,900
Interpublic Group of Cos., Inc.
(The) (c) 2,347 83,201
Intuit, Inc. (a) 63 30,293
Invesco Ltd. (a) 9,950 229,447
IQVIA Holdings, Inc. *(a)(c) 1,121 259,186
ITT, Inc. (a)(c) 2,012 151,323
J M Smucker Co. (The) (a)(c) 1,367 185,105
Jabil, Inc. (a)(c) 6,559 404,887
Jack in the Box, Inc. (a) 2,869 267,993
JetBlue Airways Corp. *(a)(c) 8,712 130,244
Johnson Controls International plc
(a) 682 44,719
Juniper Networks, Inc. (a)(c) 3,281 121,922
KB Home (a) 5,162 167,146
KBR, Inc. (a)(c) 1,336 73,119
Keysight Technologies, Inc. *(a) 870 137,434
KLA Corp. (a) 481 176,075
Knight-Swift Transportation
Holdings, Inc. (a)(c) 1,529 77,153
Kroger Co. (The) (a)(c) 10,691 613,343
L3Harris Technologies, Inc. (a) 100 24,847
Laboratory Corp. of America
Holdings *(a) 652 171,906
Lear Corp. (a) 605 86,267
Lithia Motors, Inc. (a) 1,573 472,089
Lowe's Cos., Inc. (a) 878 177,523
Lumentum Holdings, Inc. *(a) 187 18,251
LyondellBasell Industries NV, Class
A (a) 2,966 304,964
M&T Bank Corp. (a) 424 71,868
Manhattan Associates, Inc. *(a) 1,480 205,291
ManpowerGroup , Inc. (a) 5,114 480,307

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 50.2% (continued)
Marathon Oil Corp. (a) 4,694 117,866
Marriott Vacations Worldwide Corp.
(a) 1,209 190,659
Masimo Corp. *(a) 293 42,643
MasTec , Inc. *(a)(c) 2,112 183,955
Match Group, Inc. *(a) 1,011 109,936
Mattel, Inc. *(a)(c) 28,341 629,454
Maximus, Inc. (a)(c) 1,980 148,401
McDonald's Corp. (a) 339 83,828
MDU Resources Group, Inc. (a)(c) 8,283 220,742
Medpace Holdings, Inc. *(a) 87 14,232
Medtronic plc (a) 882 97,858
Merck & Co., Inc. (a)(c) 4,753 389,984
Meta Platforms, Inc., Class A *(a) 3,978 884,548
Micron Technology, Inc. (a)(c) 4,413 343,729
Microsoft Corp. (a) 337 103,900
MillerKnoll , Inc. (a)(c) 5,319 183,825
Minerals Technologies, Inc. (a) 1,346 89,038
MKS Instruments, Inc. (a)(c) 2,988 448,200
Moderna , Inc. *(a)(c) 4,786 824,435
Mohawk Industries, Inc. *(a)(c) 2,006 249,145
Molina Healthcare, Inc. *(a) 761 253,862
Molson Coors Beverage Co., Class
B (a)(c) 3,510 187,364
MSA Safety, Inc. (a)(c) 202 26,805
MSC Industrial Direct Co., Inc.,
Class A (a)(c) 588 50,103
Murphy Oil Corp. (a) 2,481 100,208
Murphy USA, Inc. (a) 2,685 536,893
Navient Corp. (c) 22,900 390,216
NCR Corp. *(a)(c) 14,913 599,353
Nielsen Holdings plc (a) 1,136 30,945
Nordson Corp. (a) 68 15,441
NortonLifeLock , Inc. (a) 3,279 86,959
Nu Skin Enterprises, Inc., Class A
(a)(c) 5,129 245,577
Old Republic International Corp.
(a)(c) 3,133 81,051
Olin Corp. (a) 1,832 95,777
Omnicom Group, Inc. (a) 1,032 87,596
Oracle Corp. (a) 1,653 136,753
O'Reilly Automotive, Inc. *(a) 79 54,112
Organon & Co. (a)(c) 15,139 528,805
Oshkosh Corp. (a)(c) 1,130 113,735
Owens Corning (a)(c) 8,520 779,580
PACCAR, Inc. (a) 534 47,029
Packaging Corp. of America (a)(c) 1,964 306,600
Papa John's International, Inc. (a)
(c) 1,671 175,923
Paysafe Ltd. * 22,175 75,173
Penske Automotive Group, Inc. (a)
(c) 4,634 434,298
PerkinElmer, Inc. (a) 315 54,955
Pfizer, Inc. (a) 4,091 211,791
Pinterest, Inc., Class A *(a) 453 11,148
Polaris, Inc. (a)(c) 2,128 224,121
Popular, Inc. 5,592 457,090
Procter & Gamble Co. (The) (a) 204 31,171
PulteGroup, Inc. (a) 2,953 123,731
PVH Corp. (a) 325 24,898
INVESTMENTS SHARES VALUE ($)
United States - 50.2% (continued)
Qorvo , Inc. *(a)(c) 4,341 538,718
QUALCOMM, Inc. (a) 474 72,437
Quanta Services, Inc. (a) 3,380 444,842
Quest Diagnostics, Inc. (a) 368 50,364
Quidel Corp. *(a) 6,126 688,930
Qurate Retail, Inc., Series A 65,732 312,884
Ralph Lauren Corp. (a) 895 101,529
Regal Rexnord Corp. (a) 2,970 441,877
Regeneron Pharmaceuticals, Inc.
*(a) 390 272,384
Regions Financial Corp. (a) 604 13,445
Reliance Steel & Aluminum Co. (a) 1,225 224,604
Reynolds Consumer Products, Inc.
(a) 805 23,619
Ryder System, Inc. (a) 3,007 238,545
Saia, Inc. *(a) 714 174,087
Schneider National, Inc., Class B
(a)(c) 4,903 125,027
Science Applications International
Corp. (a) 673 62,030
Semtech Corp. *(a) 177 12,273
Silgan Holdings, Inc. (a)(c) 5,212 240,951
Simpson Manufacturing Co., Inc.
(a) 446 48,632
Skechers USA, Inc., Class A *(a) 4,402 179,426
Skillz , Inc. *(c) 28,440 85,320
Skyworks Solutions, Inc. (a) 1,729 230,441
Snap-on, Inc. (a) 1,153 236,918
Sonoco Products Co. (a) 566 35,409
Sprouts Farmers Market, Inc. *(a)
(c) 11,095 354,818
SS&C Technologies Holdings, Inc.
(a) 611 45,837
Steel Dynamics, Inc. (a) 10,200 850,985
STERIS plc (a)(c) 1,247 301,487
Stifel Financial Corp. (a) 2,087 141,707
Stryker Corp. (a) 159 42,509
Swiss Re AG (2)(a) 4,125 392,675
Synaptics , Inc. *(a) 1,595 318,203
Syneos Health, Inc. *(a) 974 78,845
Synopsys, Inc. *(a) 1,051 350,267
Synovus Financial Corp. (a) 2,718 133,182
Tapestry, Inc. (a) 2,307 85,705
Target Corp. (a) 2,355 499,778
Taylor Morrison Home Corp. *(a) 722 19,653
TD SYNNEX Corp. (a) 3,730 384,973
TEGNA, Inc. (a) 14,975 335,440
Teladoc Health, Inc. *(a) 177 12,767
Teradata Corp. *(a)(c) 14,282 703,960
Teradyne, Inc. (a)(c) 1,698 200,755
Terex Corp. (a)(c) 6,857 244,521
Texas Roadhouse, Inc. (a) 2,299 192,495
Textron, Inc. (a) 4,567 339,693
Thermo Fisher Scientific, Inc. (a) 590 348,484
Timken Co. (The) (a)(c) 2,191 132,994
Toll Brothers, Inc. (a) 10,034 471,799
Tractor Supply Co. (a) 79 18,436
Travel + Leisure Co. (a) 4,866 281,936
Tri Pointe Homes, Inc. *(a) 28,624 574,770
Tyson Foods, Inc., Class A (a) 2,353 210,899

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 50.2% (continued)
United Rentals, Inc. *(a) 361 128,231
United States Steel Corp. (a)(c) 12,362 466,542
United Therapeutics Corp. *(a) 3,280 588,465
Universal Display Corp. (a) 596 99,502
Universal Health Services, Inc.,
Class B (a)(c) 1,160 168,142
Unum Group (a) 16,840 530,628
Urban Outfitters, Inc. *(a) 4,357 109,404
US Foods Holding Corp. *(a) 1,219 45,871
Valero Energy Corp. (a) 209 21,222
Veeva Systems, Inc., Class A *(a) 893 189,727
VeriSign, Inc. *(a) 605 134,588
Vertex Pharmaceuticals, Inc. *(a) 173 45,148
Vertiv Holdings Co. (a) 852 11,928
Virtu Financial, Inc., Class A (a) 713 26,538
Vishay Intertechnology , Inc. (a)(c) 3,681 72,148
VMware, Inc., Class A (a) 253 28,809
Vontier Corp. (a) 12,075 306,584
Werner Enterprises, Inc. (a)(c) 2,812 115,292
Western Digital Corp. *(a) 9,636 478,427
Western Union Co. (The) (a)(c) 11,844 221,957
Westlake Corp. (a) 511 63,057
Westrock Co. (a) 4,326 203,452
Whirlpool Corp. (a) 373 64,447
Williams-Sonoma, Inc. (a)(c) 2,174 315,230
Wintrust Financial Corp. (a) 880 81,778
World Fuel Services Corp. (a) 3,914 105,835
World Wrestling Entertainment,
Inc., Class A (a) 959 59,880
Worthington Industries, Inc. (a)(c) 1,423 73,156
Xerox Holdings Corp. (a)(c) 10,774 217,312
XPO Logistics, Inc. *(a) 3,944 287,123
Yelp, Inc. *(a) 12,981 442,782
YETI Holdings, Inc. *(a) 2,375 142,453
Zebra Technologies Corp., Class
A *(a) 176 72,811
Ziff Davis, Inc. *(a)(c) 4,472 432,800
Zimmer Biomet Holdings, Inc. (a) 125 15,988
Zimvie , Inc. * 12 274
Zoetis, Inc. (a) 759 143,140
64,959,333
—
TOTAL COMMON STOCKS
(Cost $92,359,794) 124,064,295
PREFERRED STOCKS - 0.1%
United States - 0.1%
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $125,034) 1,728 148,625
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 76.2%
INVESTMENT COMPANIES - 59.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.17% (d)(e) 994,605 994,605
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
0.14% (d) 30,006 30,006
Limited Purpose Cash Investment
Fund, 0.18% (d) 75,755,403 75,717,525
TOTAL INVESTMENT COMPANIES
(Cost $76,746,934) 76,742,136
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 16.9%
U.S. Treasury Bills
0.06%, 4/7/2022 (2)(f) $ 2,532,000 2,531,939
0.06%, 4/14/2022 (2)(f) 117,000 116,994
0.06%, 4/28/2022 (2)(f) 276,000 275,978
0.07%, 5/5/2022 (2)(f) 181,000 180,975
0.07%, 5/19/2022 (2)(f) 2,369,000 2,368,213
0.07%, 5/26/2022 (2)(f)(g) 179,000 178,921
0.22%, 7/7/2022 (2)(f)(g) 9,166,000 9,151,798
0.28%, 7/14/2022 (2)(f) 992,000 990,259
0.38%, 7/28/2022 (2)(f) 428,000 426,941
0.49%, 8/4/2022 (2)(f) 313,000 312,133
0.71%, 8/25/2022 (2)(f) 978,000 974,444
0.67%, 9/1/2022 (2)(f) 885,000 881,572
0.70%, 9/8/2022 (2)(f) 326,000 324,672
0.82%, 9/15/2022 (2)(f) 999,000 994,683
0.87%, 9/22/2022 (2)(f) 1,284,000 1,278,115
1.06%, 9/29/2022 (2)(f) 884,000 879,525
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,881,228) 21,867,162
TOTAL SHORT-TERM INVESTMENTS
(Cost $98,628,162) 98,609,298
TOTAL LONG POSITIONS
(Cost $191,112,990) 222,822,218
SHARES
SHORT POSITIONS - (89.6)%
COMMON STOCKS - (89.6)%
Australia - (1.5)%
Alumina Ltd. (2) (11,404) (17,121)
APA Group (2) (24,023) (190,931)
Atlas Arteria Ltd. (2) (20,949) (101,956)
Domino's Pizza Enterprises Ltd. (2) (380) (24,736)
IDP Education Ltd. (2) (7,538) (176,420)
Insurance Australia Group Ltd. (2) (78,147) (255,758)
Mineral Resources Ltd. (2) (3,422) (134,896)
Northern Star Resources Ltd. (2) (43,940) (354,495)
Pilbara Minerals Ltd. (2)* (108,395) (256,087)
QBE Insurance Group Ltd. (2) (37,612) (322,535)
Seven Group Holdings Ltd. (2) (4,733) (74,730)
Suncorp Group Ltd. (2) (1,807) (14,979)
Transurban Group (2) (7,294) (73,698)
(1,998,342)
—

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Austria - 0.0% (h)
ams -OSRAM AG (2)* (2,258) (34,563)
Belgium - (0.4)%
Anheuser-Busch InBev SA/NV (2) (6,227) (372,300)
Galapagos NV (2)* (1,757) (109,166)
(481,466)
—
Brazil - (0.4)%
MercadoLibre , Inc. * (362) (430,591)
Wheaton Precious Metals Corp. (1,392) (66,196)
(496,787)
—
Canada - (2.7)%
Air Canada * (17,522) (339,886)
Algonquin Power & Utilities Corp. (752) (11,664)
AltaGas Ltd. (2,517) (56,374)
Ballard Power Systems, Inc. * (30,762) (358,027)
Barrick Gold Corp. (11,823) (289,960)
BlackBerry Ltd. * (25,823) (191,480)
Boralex , Inc., Class A (3,733) (120,994)
CAE, Inc. * (4,470) (116,349)
Canada Goose Holdings, Inc. * (3,293) (86,530)
Canopy Growth Corp. * (38,746) (293,814)
Element Fleet Management Corp. (2,401) (23,239)
GFL Environmental, Inc. (477) (15,514)
Innergex Renewable Energy, Inc. (8,775) (139,541)
Kinaxis , Inc. * (121) (15,837)
Lightspeed Commerce, Inc. * (6,459) (197,002)
Nuvei Corp. *(b) (170) (12,782)
Restaurant Brands International,
Inc. (2,702) (157,864)
Shopify, Inc., Class A * (1,306) (883,241)
SNC-Lavalin Group, Inc. (6,584) (158,524)
Yamana Gold, Inc. (7,636) (42,634)
(3,511,256)
—
Chile - 0.0% (h)
Antofagasta plc (2) (2,242) (48,716)
China - (0.2)%
Prosus NV (2)* (4,143) (223,423)
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2)* (2,830) (71,845)
Denmark - (1.4)%
Ambu A/S, Class B (2) (7,603) (111,925)
Coloplast A/S, Class B (2) (512) (77,537)
Demant A/S (2)* (1,987) (89,922)
GN Store Nord A/S (2) (292) (14,313)
Novo Nordisk A/S, Class B (2) (3,213) (356,374)
Orsted A/S (2)*(b) (4,573) (572,409)
Tryg A/S (2) (656) (15,950)
Vestas Wind Systems A/S (2) (19,533) (572,996)
(1,811,426)
—
Faroe Islands - 0.0% (h)
Bakkafrost P/F (2) (456) (30,585)
INVESTMENTS SHARES VALUE ($)
Finland - (0.1)%
Neste OYJ (2) (1,515) (69,074)
Orion OYJ, Class B (2) (893) (40,557)
(109,631)
—
France - (3.6)%
Accor SA (2)* (3,298) (106,259)
Adevinta ASA (2)* (14,570) (133,012)
Airbus SE (2)* (2,096) (252,921)
BioMerieux (2) (1,032) (110,146)
Cie Plastic Omnium SA (2) (1,073) (19,481)
Dassault Systemes SE (2) (10,353) (508,629)
Edenred (2) (6,194) (306,261)
EssilorLuxottica SA (2) (265) (48,466)
Getlink SE (2) (4,549) (81,926)
Hermes International (2) (622) (880,346)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,037) (740,210)
Orpea SA (2) (1,925) (83,533)
Safran SA (2) (746) (87,831)
Sartorius Stedim Biotech (2) (849) (347,593)
SOITEC (2)* (896) (168,076)
Ubisoft Entertainment SA (2)* (638) (28,036)
Valeo (2) (7,408) (136,833)
Worldline SA (2)*(b) (15,517) (673,441)
(4,713,000)
—
Germany - (3.0)%
Carl Zeiss Meditec AG (2) (1,280) (206,179)
Commerzbank AG (2)* (8,702) (66,126)
CompuGroup Medical SE & Co.
KgaA (2) (284) (17,305)
HelloFresh SE (2)* (1,721) (77,245)
Merck KGaA (2) (3,041) (635,067)
MTU Aero Engines AG (2) (374) (86,499)
Nemetschek SE (2) (2,153) (206,761)
Puma SE (2) (3,277) (278,682)
Rational AG (2) (47) (32,370)
SAP SE (2) (2,852) (316,082)
Sartorius AG (Preference) (2) (1,100) (485,478)
Siemens Healthineers AG (2)(b) (7,995) (495,457)
TeamViewer AG (2)*(b) (5,705) (84,248)
Telefonica Deutschland Holding
AG (2) (49,224) (133,879)
thyssenkrupp AG (2)* (8,951) (76,508)
United Internet AG (Registered) (2) (2,660) (91,286)
Volkswagen AG (Preference) (2) (99) (17,013)
Zalando SE (2)*(b) (10,548) (534,089)
(3,840,274)
—
Italy - (1.8)%
Amplifon SpA (2) (6,675) (297,070)
Brembo SpA (2) (3,436) (38,252)
Davide Campari-Milano NV (2) (6,439) (74,686)
DiaSorin SpA (2) (106) (16,556)
Enel SpA (2) (8,408) (56,138)
Ferrari NV (2) (2,069) (450,752)
FinecoBank Banca Fineco SpA (2) (3,135) (47,558)
Infrastrutture Wireless Italiane SpA
(2)(b) (1,147) (12,840)
Interpump Group SpA (2) (1,713) (85,838)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Italy - (1.8)% (continued)
Moncler SpA (2) (11,918) (661,234)
Nexi SpA (2)*(b) (47,047) (542,909)
(2,283,833)
—
Japan - (14.5)%
Advantest Corp. (2) (4,700) (366,947)
Aeon Co. Ltd. (2) (6,100) (130,067)
Ajinomoto Co., Inc. (2) (2,300) (65,280)
ANA Holdings, Inc. (2)* (6,000) (125,419)
Asahi Intecc Co. Ltd. (2) (13,100) (255,563)
Asics Corp. (2) (9,000) (173,671)
Azbil Corp. (2) (1,000) (33,190)
BayCurrent Consulting, Inc. (2) (1,200) (434,374)
Benefit One, Inc. (2) (1,200) (25,185)
Capcom Co. Ltd. (2) (3,700) (89,704)
Casio Computer Co. Ltd. (2) (3,200) (36,632)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (140,147)
Coca-Cola Bottlers Japan Holdings,
Inc. (2) (3,400) (40,066)
Cosmos Pharmaceutical Corp. (2) (1,500) (181,798)
CyberAgent , Inc. (2) (13,500) (167,057)
Daifuku Co. Ltd. (2) (800) (57,081)
Daiichi Sankyo Co. Ltd. (2) (9,200) (200,900)
Daikin Industries Ltd. (2) (800) (145,283)
East Japan Railway Co. (2) (5,800) (335,690)
Eisai Co. Ltd. (2) (6,100) (282,604)
Fancl Corp. (2) (3,400) (75,735)
FANUC Corp. (2) (100) (17,551)
Fast Retailing Co. Ltd. (2) (600) (307,594)
Food & Life Cos. Ltd. (2) (2,600) (72,519)
Freee KK (2)* (900) (31,947)
FUJIFILM Holdings Corp. (2) (400) (24,416)
GMO internet, Inc. (2) (400) (9,082)
GMO Payment Gateway, Inc. (2) (1,100) (112,064)
Harmonic Drive Systems, Inc. (2) (4,700) (161,410)
Hisamitsu Pharmaceutical Co., Inc.
(2) (500) (14,888)
Hoya Corp. (2) (4,300) (490,019)
Ibiden Co. Ltd. (2) (1,400) (68,253)
Isetan Mitsukoshi Holdings Ltd. (2) (3,900) (30,693)
Japan Airlines Co. Ltd. (2)* (12,300) (229,313)
Japan Airport Terminal Co. Ltd. (2)* (6,400) (291,506)
JCR Pharmaceuticals Co. Ltd. (2) (1,100) (20,231)
JSR Corp. (2) (1,300) (38,282)
Justsystems Corp. (2) (600) (28,262)
Kakaku.com, Inc. (2) (4,900) (109,431)
Kansai Paint Co. Ltd. (2) (900) (14,449)
Kawasaki Heavy Industries Ltd. (2) (4,600) (83,343)
Keihan Holdings Co. Ltd. (2) (1,500) (36,772)
Keikyu Corp. (2) (1,100) (11,253)
Keio Corp. (2) (3,000) (116,942)
Keisei Electric Railway Co. Ltd. (2) (3,800) (105,563)
Keyence Corp. (2) (500) (231,851)
Kikkoman Corp. (2) (3,400) (225,204)
Kintetsu Group Holdings Co. Ltd.
(2) (6,200) (177,474)
Kobayashi Pharmaceutical Co.
Ltd. (2) (800) (64,098)
Kobe Bussan Co. Ltd. (2) (19,100) (587,797)
Koei Tecmo Holdings Co. Ltd. (2) (1,650) (54,108)
INVESTMENTS SHARES VALUE ($)
Japan - (14.5)% (continued)
Koito Manufacturing Co. Ltd. (2) (900) (36,423)
Kose Corp. (2) (2,500) (261,564)
Lasertec Corp. (2) (2,500) (415,910)
M3, Inc. (2) (23,300) (841,502)
Marui Group Co. Ltd. (2) (4,800) (87,826)
Mercari , Inc. (2)* (6,400) (165,210)
Mitsubishi Motors Corp. (2)* (86,800) (233,121)
Miura Co. Ltd. (2) (600) (14,784)
MonotaRO Co. Ltd. (2) (22,300) (478,610)
Nagoya Railroad Co. Ltd. (2) (1,000) (17,696)
Nexon Co. Ltd. (2) (1,500) (35,886)
Nidec Corp. (2) (1,300) (102,678)
Nihon M&A Center Holdings, Inc.
(2) (7,400) (103,511)
Nikon Corp. (2) (1,300) (13,881)
Nintendo Co. Ltd. (2) (700) (353,333)
Nippon Paint Holdings Co. Ltd. (2) (29,800) (261,088)
Nippon Sanso Holdings Corp. (2) (2,200) (41,830)
Nisshin Seifun Group, Inc. (2) (900) (12,556)
Nomura Research Institute Ltd. (2) (3,100) (101,145)
NTT Data Corp. (2) (2,900) (56,992)
Obic Co. Ltd. (2) (900) (134,799)
Odakyu Electric Railway Co. Ltd.
(2) (9,400) (155,803)
Olympus Corp. (2) (12,800) (242,593)
Omron Corp. (2) (200) (13,310)
Oracle Corp. Japan (2) (200) (13,859)
Oriental Land Co. Ltd. (2) (100) (19,141)
Pan Pacific International Holdings
Corp. (2) (5,200) (83,203)
Park24 Co. Ltd. (2)* (11,700) (191,457)
PeptiDream , Inc. (2)* (6,300) (111,958)
Persol Holdings Co. Ltd. (2) (1,700) (38,091)
Pola Orbis Holdings, Inc. (2) (7,900) (102,866)
Rakus Co. Ltd. (2) (25,500) (342,269)
Rakuten Group, Inc. (2) (36,300) (285,417)
Recruit Holdings Co. Ltd. (2) (700) (30,413)
Renesas Electronics Corp. (2)* (2,900) (33,602)
Ryohin Keikaku Co. Ltd. (2) (14,200) (164,709)
SG Holdings Co. Ltd. (2) (4,700) (88,505)
Sharp Corp. (2) (19,800) (184,822)
Shimadzu Corp. (2) (400) (13,758)
Shinko Electric Industries Co. Ltd.
(2) (6,100) (286,946)
Shiseido Co. Ltd. (2) (6,000) (303,051)
Showa Denko KK (2) (11,100) (219,165)
SoftBank Corp. (2) (54,400) (634,473)
SoftBank Group Corp. (2) (9,800) (438,155)
Sony Group Corp. (2) (5,000) (514,379)
SUMCO Corp. (2) (10,000) (163,649)
Sundrug Co. Ltd. (2) (1,000) (24,355)
Sysmex Corp. (2) (3,100) (224,525)
Takara Bio, Inc. (2) (1,600) (29,270)
Takeda Pharmaceutical Co. Ltd. (2) (2,900) (82,627)
Terumo Corp. (2) (4,400) (133,137)
THK Co. Ltd. (2) (3,700) (81,421)
TIS, Inc. (2) (1,400) (32,764)
Tobu Railway Co. Ltd. (2) (600) (14,589)
Toho Gas Co. Ltd. (2) (500) (11,129)
Tokyo Century Corp. (2) (1,300) (47,659)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (14.5)% (continued)
Tokyo Electron Ltd. (2) (1,300) (667,629)
TOTO Ltd. (2) (3,200) (128,514)
Toyota Industries Corp. (2) (200) (13,795)
Toyota Motor Corp. (2) (4,500) (81,171)
Tsuruha Holdings, Inc. (2) (200) (12,700)
Unicharm Corp. (2) (10,800) (387,999)
USS Co. Ltd. (2) (2,100) (35,288)
Welcia Holdings Co. Ltd. (2) (4,600) (113,184)
West Japan Railway Co. (2) (5,200) (215,466)
Yakult Honsha Co. Ltd. (2) (6,700) (357,404)
Yamato Holdings Co. Ltd. (2) (3,200) (59,777)
Yaskawa Electric Corp. (2) (3,200) (124,720)
Yokogawa Electric Corp. (2) (7,100) (120,973)
Z Holdings Corp. (2) (61,300) (265,006)
(18,839,749)
—
Netherlands - (1.8)%
Adyen NV (2)*(b) (411) (814,065)
Argenx SE (2)* (1,607) (502,784)
ASM International NV (2) (847) (308,420)
ASML Holding NV (2) (363) (242,565)
Heineken NV (2) (519) (49,632)
IMCD NV (2) (515) (87,855)
Koninklijke DSM NV (2) (1,271) (227,374)
OCI NV (2)* (1,889) (66,690)
(2,299,385)
—
New Zealand - 0.0% (h)
Xero Ltd. (2)* (190) (14,400)
Norway - (0.1)%
Mowi ASA (2) (1,377) (37,091)
Schibsted ASA, Class A (2) (2,176) (53,633)
TOMRA Systems ASA (2) (934) (47,647)
(138,371)
—
Saudi Arabia - (0.6)%
Delivery Hero SE (2)*(b) (16,564) (721,923)
Singapore - (0.6)%
City Developments Ltd. (2) (7,800) (45,090)
Singapore Telecommunications
Ltd. (2) (345,700) (671,262)
(716,352)
—
Spain - (2.0)%
Aena SME SA (2)*(b) (370) (61,679)
Amadeus IT Group SA (2)* (8,861) (576,125)
Cellnex Telecom SA (2)(b) (18,813) (905,364)
Ferrovial SA (2) (12,347) (328,367)
Fluidra SA (2) (6,690) (193,572)
Industria de Diseno Textil SA (2) (5,460) (119,055)
Siemens Gamesa Renewable
Energy SA (2)* (19,549) (342,875)
(2,527,037)
—
Sweden - (1.6)%
Beijer Ref AB (2) (3,669) (66,451)
Embracer Group AB (2)* (37,037) (309,153)
Epiroc AB, Class A (2) (3,482) (74,476)
EQT AB (2) (11,233) (438,069)
INVESTMENTS SHARES VALUE ($)
Sweden - (1.6)% (continued)
Evolution AB (2)(b) (3,484) (354,442)
Lifco AB, Class B (2) (3,035) (77,045)
Nibe Industrier AB, Class B (2) (22,303) (247,219)
Saab AB, Class B (2) (3,139) (113,380)
Sinch AB (2)*(b) (31,079) (210,792)
Sweco AB, Class B (2) (4,574) (66,500)
Swedish Match AB (2) (23,197) (174,442)
(2,131,969)
—
Switzerland - (2.4)%
Bachem Holding AG (Registered),
Class B (2) (164) (90,256)
Clariant AG (Registered) (2)* (7,593) (131,762)
Dufry AG (Registered) (2)* (10,126) (426,079)
Idorsia Ltd. (2)* (11,284) (225,414)
Lonza Group AG (Registered) (2) (113) (81,880)
OC Oerlikon Corp. AG (Registered)
(2) (4,550) (36,259)
Partners Group Holding AG (2) (167) (206,780)
SIG Combibloc Group AG (2)* (1,350) (34,033)
Sika AG (Registered) (2) (2,042) (675,604)
Sonova Holding AG (Registered)
(2) (561) (234,351)
Straumann Holding AG
(Registered) (2) (345) (550,857)
Temenos AG (Registered) (2) (2,633) (253,268)
VAT Group AG (2)(b) (453) (172,475)
(3,119,018)
—
Taiwan - (0.1)%
Sea Ltd., ADR * (1,460) (174,893)
United Kingdom - (2.3)%
Associated British Foods plc (2) (677) (14,707)
AVEVA Group plc (2) (4,154) (132,681)
Beazley plc (2) (7,203) (39,606)
Bellway plc (2) (961) (30,549)
boohoo Group plc (2)* (112,247) (130,037)
British American Tobacco plc (2) (5,627) (236,318)
ConvaTec Group plc (2)(b) (4,958) (14,003)
Croda International plc (2) (3,970) (408,401)
Dechra Pharmaceuticals plc (2) (2,441) (129,598)
easyJet plc (2)* (12,721) (92,287)
Halma plc (2) (801) (26,206)
Hargreaves Lansdown plc (2) (9,060) (119,418)
Hiscox Ltd. (2) (9,572) (123,438)
JD Sports Fashion plc (2) (47,867) (92,236)
Legal & General Group plc (2) (12,859) (45,590)
Ocado Group plc (2)* (12,643) (193,054)
Prudential plc (2) (10,473) (154,616)
Quilter plc (2)(b) (8,238) (15,380)
Reckitt Benckiser Group plc (2) (1,889) (144,104)
Rolls-Royce Holdings plc (2)* (449,440) (591,013)
Standard Chartered plc (2) (9,193) (61,023)
Weir Group plc (The) (2) (2,130) (45,454)
WH Smith plc (2)* (2,620) (48,936)
Whitbread plc (2)* (602) (22,415)
(2,911,070)
—

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (48.4)%
10X Genomics, Inc., Class A * (4,603) (350,150)
Adaptive Biotechnologies Corp. * (9,759) (135,455)
ADT, Inc. (2,783) (21,123)
Advanced Micro Devices, Inc. * (1,706) (186,534)
AES Corp. (The) (506) (13,019)
Airbnb, Inc., Class A * (1,614) (277,221)
Albemarle Corp. (601) (132,911)
Alcoa Corp. (1,862) (167,636)
Alnylam Pharmaceuticals, Inc. * (1,648) (269,102)
Alteryx , Inc., Class A * (1,403) (100,357)
Altria Group, Inc. (1,373) (71,739)
Amazon.com, Inc. * (206) (671,550)
AMC Entertainment Holdings, Inc.,
Class A * (52,034) (1,282,118)
Amedisys , Inc. * (119) (20,503)
American Airlines Group, Inc. * (49,168) (897,316)
American Express Co. (4,453) (832,711)
American Water Works Co., Inc. (2,320) (384,030)
Amphenol Corp., Class A (1,688) (127,191)
Aon plc, Class A (3,004) (978,193)
Aptiv plc * (3,494) (418,267)
Arrowhead Pharmaceuticals, Inc. * (2,574) (118,378)
Asana, Inc., Class A * (2,832) (113,195)
Atmos Energy Corp. (8,065) (963,687)
Avalara, Inc. * (310) (30,848)
Avis Budget Group, Inc. * (2,933) (772,259)
Axalta Coating Systems Ltd. * (463) (11,381)
Axon Enterprise, Inc. * (560) (77,129)
Baker Hughes Co. (6,879) (250,464)
Ball Corp. (9,346) (841,140)
Bank OZK (606) (25,876)
Bausch Health Cos., Inc. * (2,041) (46,627)
Beyond Meat, Inc. * (14,196) (685,809)
Bill.com Holdings, Inc. * (3,212) (728,449)
BioMarin Pharmaceutical, Inc. * (653) (50,346)
Block, Inc. * (1,055) (143,058)
Boeing Co. (The) * (3,500) (670,250)
Boston Beer Co., Inc. (The), Class
A * (427) (165,877)
Bright Horizons Family Solutions,
Inc. * (2,168) (287,672)
Brink's Co. (The) (1,739) (118,252)
Cadence Bank (734) (21,477)
Caesars Entertainment, Inc. * (840) (64,982)
Carnival Corp. * (39,842) (805,605)
Carvana Co. * (2,313) (275,918)
Catalent , Inc. * (657) (72,861)
CenterPoint Energy, Inc. (23,789) (728,895)
ChargePoint Holdings, Inc. * (2,757) (54,809)
Charter Communications, Inc.,
Class A * (334) (182,204)
Chegg , Inc. * (12,030) (436,448)
Cheniere Energy, Inc. (7,406) (1,026,842)
Chewy, Inc., Class A * (4,056) (165,404)
Clarivate plc * (10,619) (177,974)
Cloudflare , Inc., Class A * (1,561) (186,852)
CME Group, Inc. (3,177) (755,681)
CommScope Holding Co., Inc. * (6,413) (50,534)
Compass Minerals International,
Inc. (1,167) (73,276)
INVESTMENTS SHARES VALUE ($)
United States - (48.4)% (continued)
Copart , Inc. * (183) (22,961)
Corning, Inc. (347) (12,808)
CoStar Group, Inc. * (180) (11,990)
Costco Wholesale Corp. (1,496) (861,472)
Coupa Software, Inc. * (1,735) (176,328)
Crocs, Inc. * (1,281) (97,868)
Crowdstrike Holdings, Inc., Class
A * (2,266) (514,563)
Danaher Corp. (2,266) (664,686)
Datadog , Inc., Class A * (1,200) (181,764)
Delta Air Lines, Inc. * (2,531) (100,152)
Dexcom , Inc. * (751) (384,212)
Discovery, Inc., Class A * (7,556) (188,296)
DocuSign, Inc. * (304) (32,564)
Dollar General Corp. (4,465) (994,043)
Dollar Tree, Inc. * (6,131) (981,880)
Dominion Energy, Inc. (937) (79,617)
DoorDash , Inc., Class A * (1,454) (170,394)
DraftKings , Inc., Class A * (13,227) (257,530)
Duke Energy Corp. (672) (75,036)
Dun & Bradstreet Holdings, Inc. * (17,793) (311,733)
Edison International (7,920) (555,192)
Elanco Animal Health, Inc. * (2,338) (60,998)
Elastic NV * (478) (42,518)
Eli Lilly & Co. (1,888) (540,667)
Encompass Health Corp. (240) (17,066)
Energizer Holdings, Inc. (951) (29,253)
Enphase Energy, Inc. * (2,060) (415,667)
Erie Indemnity Co., Class A (394) (69,395)
Essential Utilities, Inc. (2,876) (147,050)
Etsy, Inc. * (887) (110,236)
Everbridge , Inc. * (276) (12,045)
Eversource Energy (2,302) (203,013)
Exact Sciences Corp. * (3,875) (270,940)
Exelixis , Inc. * (2,452) (55,587)
Exxon Mobil Corp. (2,577) (212,834)
Fastly , Inc., Class A * (8,923) (155,082)
First Citizens BancShares , Inc.,
Class A (18) (11,981)
First Financial Bankshares , Inc. (307) (13,545)
First Republic Bank (451) (73,107)
FirstEnergy Corp. (4,240) (194,446)
Five9, Inc. * (1,588) (175,315)
Floor & Decor Holdings, Inc., Class
A * (374) (30,294)
Fluor Corp. * (3,227) (92,583)
Fox Factory Holding Corp. * (606) (59,358)
Freshpet , Inc. * (2,772) (284,518)
GameStop Corp., Class A * (8,241) (1,372,786)
General Electric Co. (4,227) (386,771)
Grocery Outlet Holding Corp. * (6,640) (217,659)
Guardant Health, Inc. * (8,953) (593,047)
HealthEquity , Inc. * (4,001) (269,827)
Hershey Co. (The) (1,440) (311,947)
Hess Corp. (5,686) (608,629)
Home Depot, Inc. (The) (63) (18,858)
Howard Hughes Corp. (The) * (2,042) (211,572)
Incyte Corp. * (177) (14,057)
Insulet Corp. * (965) (257,066)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (48.4)% (continued)
International Flavors & Fragrances,
Inc. (1,631) (214,199)
Intuitive Surgical, Inc. * (728) (219,623)
Ionis Pharmaceuticals, Inc. * (10,478) (388,105)
Iovance Biotherapeutics , Inc. * (33,309) (554,595)
Iridium Communications, Inc. * (7,555) (304,618)
Kirby Corp. * (1,713) (123,661)
Kraft Heinz Co. (The) (399) (15,717)
Lamb Weston Holdings, Inc. (780) (46,730)
Las Vegas Sands Corp. * (793) (30,824)
Lemonade, Inc. * (3,434) (90,555)
LendingTree , Inc. * (2,461) (294,508)
LHC Group, Inc. * (100) (16,860)
Liberty Broadband Corp., Class C * (346) (46,821)
Lululemon Athletica , Inc. * (1,462) (533,966)
Lyft, Inc., Class A * (21,878) (840,115)
Madison Square Garden Sports
Corp. * (1,175) (210,748)
Marathon Petroleum Corp. (2,920) (249,660)
MarketAxess Holdings, Inc. (138) (46,948)
Marsh & McLennan Cos., Inc. (864) (147,243)
Mercury Systems, Inc. * (509) (32,805)
Mirati Therapeutics, Inc. * (2,891) (237,698)
MongoDB, Inc. * (553) (245,305)
MSCI, Inc. (59) (29,670)
Natera , Inc. * (5,680) (231,062)
Nektar Therapeutics * (28,595) (154,127)
Netflix, Inc. * (879) (329,265)
New Fortress Energy, Inc. (10,938) (466,068)
New Relic, Inc. * (496) (33,172)
Newell Brands, Inc. (7,565) (161,967)
Newmont Corp. (11,278) (896,037)
News Corp., Class A (590) (13,069)
NextEra Energy, Inc. (10,997) (931,556)
NIKE, Inc., Class B (6,489) (873,160)
Nordstrom, Inc. (4,972) (134,791)
Norwegian Cruise Line Holdings
Ltd. * (41,806) (914,715)
NOV, Inc. (17,145) (336,213)
Novocure Ltd. * (2,733) (226,429)
Nucor Corp. (1,779) (264,448)
Nutanix , Inc., Class A * (6,212) (166,606)
NVIDIA Corp. (1,543) (421,023)
Oak Street Health, Inc. * (2,857) (76,796)
Okta , Inc. * (1,052) (158,810)
Ollie's Bargain Outlet Holdings,
Inc. * (1,973) (84,760)
ONE Gas, Inc. (659) (58,150)
ONEOK, Inc. (2,381) (168,170)
PacWest Bancorp (5,555) (239,587)
Palantir Technologies, Inc., Class
A * (6,940) (95,286)
Paramount Global, Class B (4,496) (169,994)
Peloton Interactive, Inc., Class A * (30,018) (793,076)
Penumbra, Inc. * (183) (40,650)
Plug Power, Inc. * (41,321) (1,182,194)
Primerica, Inc. (98) (13,408)
Progressive Corp. (The) (7,549) (860,511)
Progyny , Inc. * (4,273) (219,632)
QuantumScape Corp. * (10,795) (215,792)
INVESTMENTS SHARES VALUE ($)
United States - (48.4)% (continued)
Repligen Corp. * (1,233) (231,915)
RingCentral, Inc., Class A * (611) (71,615)
Rocket Cos., Inc., Class A (78,368) (871,452)
Roku, Inc. * (1,719) (215,339)
Royal Caribbean Cruises Ltd. * (4,470) (374,497)
Royal Gold, Inc. (1,533) (216,582)
Sabre Corp. * (33,712) (385,328)
Sage Therapeutics, Inc. * (4,639) (153,551)
Sailpoint Technologies Holdings,
Inc. * (1,169) (59,829)
Schlumberger NV (16,586) (685,168)
Seagen , Inc. * (1,645) (236,962)
Sherwin-Williams Co. (The) (536) (133,796)
Shift4 Payments, Inc., Class A * (625) (38,706)
Signature Bank (1,669) (489,835)
Sirius XM Holdings, Inc. (32,709) (216,534)
SiTime Corp. * (82) (20,321)
Six Flags Entertainment Corp. * (5,982) (260,217)
Smartsheet , Inc., Class A * (394) (21,583)
Snap, Inc., Class A * (12,139) (436,883)
Snowflake, Inc., Class A * (483) (110,670)
SoFi Technologies, Inc. * (7,681) (72,585)
SolarEdge Technologies, Inc. * (792) (255,317)
Spire, Inc. (543) (38,966)
Splunk , Inc. * (645) (95,853)
STAAR Surgical Co. * (1,156) (92,376)
Sunrun , Inc. * (14,768) (448,504)
SVB Financial Group * (114) (63,777)
Tandem Diabetes Care, Inc. * (407) (47,330)
Tempur Sealy International, Inc. (1,006) (28,088)
Tenaris SA (2) (11,864) (178,210)
Tesla, Inc. * (583) (628,241)
Texas Capital Bancshares, Inc. * (672) (38,512)
T-Mobile US, Inc. * (4,169) (535,091)
Trade Desk, Inc. (The), Class A * (1,381) (95,634)
Trimble, Inc. * (641) (46,242)
TripAdvisor, Inc. * (4,417) (119,789)
Twilio , Inc., Class A * (1,778) (293,032)
Twitter, Inc. * (6,706) (259,455)
Uber Technologies, Inc. * (22,287) (795,200)
Ultragenyx Pharmaceutical, Inc. * (5,559) (403,695)
United Airlines Holdings, Inc. * (7,152) (331,567)
Unity Software, Inc. * (663) (65,776)
Upstart Holdings, Inc. * (5,602) (611,122)
Vimeo, Inc. * (9,024) (107,205)
Virgin Galactic Holdings, Inc. * (31,957) (315,735)
Vroom, Inc. * (36,682) (97,574)
Walmart, Inc. (3,369) (501,711)
Walt Disney Co. (The) * (557) (76,398)
Wayfair, Inc., Class A * (1,444) (159,966)
WEC Energy Group, Inc. (642) (64,078)
West Pharmaceutical Services, Inc. (268) (110,070)
Westinghouse Air Brake
Technologies Corp. (909) (87,419)
Williams Cos., Inc. (The) (29,041) (970,260)
Willis Towers Watson plc (432) (102,047)
Wolfspeed , Inc. * (770) (87,672)
Wynn Resorts Ltd. * (3,540) (282,280)
Xcel Energy, Inc. (662) (47,777)
Zendesk , Inc. * (134) (16,119)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (48.4)% (continued)
Zoom Video Communications, Inc.,
Class A * (111) (13,013)
ZoomInfo Technologies, Inc. * (1,397) (83,457)
Zscaler , Inc. * (855) (206,294)
(62,688,109)
—
TOTAL COMMON STOCKS
(Proceeds $(146,214,724)) (115,937,423)
NO. OF
WARRANTS
WARRANTS - 0.0% (h)
Canada - 0.0% (h)
Cenovus Energy, Inc.,
expiring 1/1/2026 *
(Proceeds $–) (674) (7,817)
TOTAL SHORT POSITIONS
(Proceeds $(146,214,724)) (115,945,240)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.7%
(Cost $44,898,266) 106,876,978
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.3% ( i ) 22,456,938
NET ASSETS - 100.0% 129,333,916
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,425,549) (1.9) %
Consumer Discretionary (4,575,740) (3.5)
Consumer Staples (1,523,149) (1.2)
Energy 3,048,991 2.4
Financials 12,761,152 9.9
Health Care (5,352,646) (4.1)
Industrials 5,890,493 4.5
Information Technology (1,991,629) (1.5)
Materials 4,872,035 3.8
Real Estate (256,661) (0.2)
Utilities (2,179,617) (1.7)
Short-Term Investments 98,609,298 76.2
Total Investments In Securities
At Value 106,876,978 82.7
Other Assets in Excess of
Liabilities ( i ) 22,456,938 17.3
Net Assets
$ 129,333,916 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $101,341,861. In addition,
$5,541,754 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $(5,285,100), which represents approximately (4.09)% of net assets of the fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $19,458,386.
(d) Represents 7-day effective yield as of March 31, 2022.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Represents less than 0.05% of net assets.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Forward effective interest rat e swap contracts outstanding as of March 31, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 0.50% Annual 9/23/2032 JPY 1,622,100,000 $ 373,345 $ (92,155) $ 281,190
Receive 1D SOFR Annual 0.50% Annual 6/17/2024 USD 800,000 31,935 (902) 31,033
Receive 1D SOFR Annual 2.00% Annual 9/21/2032 USD 3,000,000 61,524 (14,569) 46,955
Receive 1D SOFR Annual 1.50% Annual 9/21/2032 USD 200,000 4,049 8,008 12,057
Receive 1D SONIA Annual 2.00% Annual 9/23/2024 GBP 8,600,000 56,484 (5,367) 51,117
Receive 1D SONIA Annual 0.75% Annual 6/15/2032 GBP 2,000,000 12,894 205,673 218,567
Receive 1D SONIA Annual 0.75% Annual 9/21/2032 GBP 1,000,000 79,007 30,116 109,123
Receive 1D TONAR Annual 0.00% Annual 9/24/2024 JPY 6,432,800,000 6,348 46,110 52,458
Receive 1D TONAR Annual 0.00% Annual 9/23/2032 JPY 339,900,000 73,713 5,589 79,302
Receive 3M BA Qtrly 2.00% Semi 9/19/2024 CAD 2,500,000 13,417 28,360 41,777
Receive 3M BA Qtrly 1.75% Semi 6/14/2032 CAD 900,000 18,444 56,230 74,674
Receive 6M BBR Semi 2.50% Semi 6/10/2032 AUD 1,000,000 (18,052) 59,921 41,869
Receive 6M BBR Semi 2.00% Semi 6/10/2032 AUD 3,000,000 2,481 220,392 222,873
Receive 6M BBR Semi 2.50% Semi 9/09/2032 AUD 13,300,000 133,745 481,293 615,038
Receive 6M BBR Semi 3.00% Semi 9/09/2032 AUD 800,000 14,533 (3,282) 11,251
Receive 6M EURIBOR Semi 0.00% Annual 6/15/2032 EUR 2,900,000 75,799 301,961 377,760
Receive 6M EURIBOR Semi 1.00% Annual 9/21/2032 EUR 500,000 19,900 (4,869) 15,031
Receive 6M EURIBOR Semi 0.25% Annual 9/21/2032 EUR 9,700,000 652,098 406,780 1,058,878
1,611,664 1,729,289 3,340,953
Pay 1D SOFR Annual 1.00% Annual 9/23/2024 USD 800,000 (12,261) (13,449) (25,710)
Pay 1D SOFR Annual 2.00% Annual 9/23/2024 USD 13,500,000 (180,944) 10,097 (170,847)
Pay 1D SOFR Annual 1.25% Annual 6/15/2032 USD 200,000 (17,932) 1,743 (16,189)
Pay 1D SONIA Annual 0.50% Annual 6/17/2024 GBP 8,600,000 (210,873) (149,524) (360,397)
Pay 1D SONIA Annual 1.00% Annual 9/23/2024 GBP 5,100,000 (129,970) (29,663) (159,633)
Pay 1D SONIA Annual 1.50% Annual 9/21/2032 GBP 1,900,000 (50,696) 12,275 (38,421)
Pay 3M BA Qtrly 1.25% Semi 6/13/2024 CAD 4,000,000 (68,302) (36,190) (104,492)
Pay 3M BA Qtrly 2.25% Semi 9/20/2032 CAD 600,000 (18,947) (11,237) (30,184)
Pay 3M BBR Qtrly 1.50% Qtrly 6/13/2024 AUD 18,800,000 (16,443) (261,395) (277,838)
Pay 3M BBR Qtrly 2.00% Qtrly 9/12/2024 AUD 60,600,000 (120,397) (645,718) (766,115)
Pay 6M EURIBOR Semi 0.50% Annual 6/17/2024 EUR 10,600,000 (193,155) (89,391) (282,546)
Pay 6M EURIBOR Semi 0.50% Annual 9/23/2024 EUR 2,300,000 (28,500) 6,372 (22,128)
Pay 6M EURIBOR Semi 0.25% Annual 9/23/2024 EUR 46,800,000 (794,020) (430,021) (1,224,041)
(1,842,440) (1,636,101) (3,478,541)
$ (230,776) $ 93,188 $ (137,588)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 0.29%
1 Day Sterling Overnight Index Average (''SONIA''): 0.69%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.23%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 1.26%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.71%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.37%

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 53,000 $ 3
DTOP Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/15/2022 ZAR 265,920 1,248
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 04/13/2022 BRL 3,611,370 17,855
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/09/2022 KRW 548,550,000 11,989
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/14/2022 USD (40,700) 301
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/14/2022 USD 48,250 1,114
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (167,250) 957
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 167,250 2,433
Natural Gas April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/27/2022 USD 56,420 5,205
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/22/2022 USD 80,913 1,731
Sugar No. 11 April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/18/2022 USD 21,829 1,960
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/17/2022 CHF 9,988,220 546,683
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/20/2022 TWD 38,794,800 43,621
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/17/2022 PLN 519,600 7,732
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.78%)
Increases in
total return of
reference entity
Monthly BANA 06/15/2022 EUR 1,425,998 143,718

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 06/15/2022 MXN 5,418,607 $ 15,792
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.34%)
Increases in
total return of
reference entity
Monthly BANA 06/15/2022 EUR 68,543 3,615
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.58%)
Increases in
total return of
reference entity
Monthly BANA 06/15/2022 CHF 3,299,063 260,383
1,066,340
Cocoa May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (53,000) (1,450)
Cocoa July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (53,740) (53)
Hang Seng Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2022 HKD (1,099,500) (1,208)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2022 HKD (4,512,600) (1,459)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 04/28/2022 HKD (2,632,350) (2,186)
KC HRW Wheat
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/22/2022 USD 51,488 (4,763)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/14/2022 USD 40,700 (11)
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/14/2022 USD (48,250) (2,469)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (219,400) (6,171)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/03/2022 USD 54,850 $ (377)
Sugar No. 11 April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/18/2022 USD (21,829) (2,206)
Tel Aviv Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2022 ILS (1,617,024) (4,491)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/22/2022 USD (50,300) (11,605)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/22/2022 USD 50,300 (6,400)
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (-0.35%) Monthly BANA 06/15/2022 HKD (1,510,215) (4,869)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.32%) Monthly BANA 06/15/2022 EUR (124,689) (12,150)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.00%) Monthly BANA 06/15/2022 SGD (10,917) (650)
(62,518)
$ 1,003,822
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 34 4/2022 USD $ 3,560,140 $ 20,434
CAC 40 10 Euro Index 25 4/2022 EUR 1,841,215 35,229
IBEX 35 Index 33 4/2022 EUR 3,072,329 85,399
LME Aluminum Base Metal 1 4/2022 USD 87,028 13,776
LME Aluminum Base Metal 1 4/2022 USD 87,045 12,988
LME Aluminum Base Metal 1 4/2022 USD 87,098 10,187

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 4/2022 USD $ 87,139 $ 9,198
LME Aluminum Base Metal 1 4/2022 USD 87,157 9,017
LME Aluminum Base Metal 3 4/2022 USD 261,271 30,185
LME Copper Base Metal 1 4/2022 USD 259,275 10,645
LME Copper Base Metal 1 4/2022 USD 259,238 19,735
LME Copper Base Metal 1 4/2022 USD 259,266 13,263
LME Copper Base Metal 2 4/2022 USD 518,625 22,544
LME Copper Base Metal 2 4/2022 USD 518,531 21,813
LME Copper Base Metal 2 4/2022 USD 518,511 26,006
LME Copper Base Metal 3 4/2022 USD 777,863 30,881
LME Copper Base Metal 3 4/2022 USD 777,593 65,578
LME Copper Base Metal 3 4/2022 USD 777,755 53,247
LME Copper Base Metal 4 4/2022 USD 1,036,984 70,048
LME Nickel Base Metal 1 4/2022 USD 192,666 57,873
LME Nickel Base Metal 1 4/2022 USD 192,662 61,109
LME Nickel Base Metal 2 4/2022 USD 385,353 112,294
LME Zinc Base Metal 1 4/2022 USD 105,238 15,347
LME Zinc Base Metal 1 4/2022 USD 105,313 14,660
LME Zinc Base Metal 1 4/2022 USD 105,213 14,841
LME Zinc Base Metal 1 4/2022 USD 105,813 16,562
LME Zinc Base Metal 1 4/2022 USD 105,179 14,576
LME Zinc Base Metal 1 4/2022 USD 105,556 17,328
Natural Gas 32 4/2022 USD 1,805,440 272,748
NY Harbor ULSD 2 4/2022 USD 282,316 7,609
OMXS30 Index 83 4/2022 SEK 1,840,541 (53,844)
RBOB Gasoline 2 4/2022 USD 264,676 (6,345)
SGX FTSE Taiwan Index 37 4/2022 USD 2,285,120 11,158
WTI Crude Oil 21 4/2022 USD 2,105,880 (205,238)
Copper 2 5/2022 USD 237,550 1,899
Corn 25 5/2022 USD 935,938 (1,143)
Cotton No. 2 4 5/2022 USD 271,380 24,175
LME Aluminum Base Metal 1 5/2022 USD 87,091 7,588
LME Aluminum Base Metal 1 5/2022 USD 87,109 2,206
LME Aluminum Base Metal 1 5/2022 USD 87,106 9,603
LME Aluminum Base Metal 1 5/2022 USD 87,178 5,699
LME Aluminum Base Metal 1 5/2022 USD 87,109 4,950
LME Aluminum Base Metal 1 5/2022 USD 87,111 7,908
LME Copper Base Metal 1 5/2022 USD 259,298 11,321
LME Copper Base Metal 2 5/2022 USD 518,625 27,120
LME Copper Base Metal 2 5/2022 USD 518,617 24,611
LME Copper Base Metal 2 5/2022 USD 518,575 27,320
LME Copper Base Metal 4 5/2022 USD 1,037,141 15,879
LME Nickel Base Metal 1 5/2022 USD 192,643 57,550
LME Nickel Base Metal 1 5/2022 USD 192,603 52,704
LME Zinc Base Metal 1 5/2022 USD 105,080 15,328
LME Zinc Base Metal 1 5/2022 USD 105,134 15,131
LME Zinc Base Metal 1 5/2022 USD 105,161 15,045
Low Sulphur Gasoil 3 5/2022 USD 302,400 5,704
Soybean Meal 4 5/2022 USD 187,000 (6,778)
Soybean Oil 2 5/2022 USD 83,928 (6,168)
3 Month Euro Euribor 16 6/2022 EUR 4,440,488 (309)
ASX 90 Day Bank Accepted Bill 35 6/2022 AUD 26,150,522 (11,923)
Australia 10 Year Bond 161 6/2022 AUD 15,311,546 (548,547)
Canada 10 Year Bond 24 6/2022 CAD 2,503,188 (87,058)
FTSE 100 Index 12 6/2022 GBP 1,180,078 56,568
FTSE/JSE Top 40 Index 3 6/2022 ZAR 141,415 7,356

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index 39 6/2022 EUR $ 5,264,832 $ 268,760
Japan 10 Year Bond 73 6/2022 JPY 89,891,819 (423,082)
KOSPI 200 Index 22 6/2022 KRW 1,659,461 24,363
LME Aluminum Base Metal 1 6/2022 USD 87,274 2,481
LME Aluminum Base Metal 1 6/2022 USD 87,178 (9,867)
LME Aluminum Base Metal 1 6/2022 USD 87,218 2,103
LME Aluminum Base Metal 1 6/2022 USD 87,125 1,747
LME Aluminum Base Metal 2 6/2022 USD 174,381 (6,275)
LME Aluminum Base Metal 7 6/2022 USD 611,013 15,801
LME Copper Base Metal 1 6/2022 USD 259,375 (1,471)
LME Copper Base Metal 1 6/2022 USD 259,433 9,930
LME Copper Base Metal 1 6/2022 USD 259,375 1,929
LME Copper Base Metal 2 6/2022 USD 518,875 860
LME Copper Base Metal 2 6/2022 USD 518,825 11,820
LME Copper Base Metal 2 6/2022 USD 518,775 15,270
LME Copper Base Metal 8 6/2022 USD 2,075,000 (10,121)
LME Nickel Base Metal 1 6/2022 USD 192,588 15,106
LME Nickel Base Metal 1 6/2022 USD 192,597 (786)
LME Nickel Base Metal 2 6/2022 USD 385,056 (151,165)
LME Nickel Base Metal 4 6/2022 USD 770,400 180,900
LME Zinc Base Metal 1 6/2022 USD 104,823 5,421
LME Zinc Base Metal 1 6/2022 USD 104,713 5,148
SET50 Index 132 6/2022 THB 807,245 6,666
SPI 200 Index 46 6/2022 AUD 6,436,016 328,945
TOPIX Index 59 6/2022 JPY 9,433,506 732,657
U.S. Treasury 10 Year Note 69 6/2022 USD 8,469,750 (28,660)
3 Month Euro Euribor 44 9/2022 EUR 12,179,702 (17,148)
3 Month SOFR 15 9/2022 USD 3,699,938 1,388
ASX 90 Day Bank Accepted Bill 163 9/2022 AUD 121,532,385 (215,757)
3 Month Euro Euribor 42 12/2022 EUR 11,584,263 (35,841)
3 Month SARON 1 12/2022 CHF 271,874 (51)
3 Month SOFR 30 12/2022 USD 7,350,000 (2,842)
ASX 90 Day Bank Accepted Bill 168 12/2022 AUD 125,085,203 (277,916)
3 Month Euro Euribor 34 3/2023 EUR 9,337,773 (30,053)
3 Month SOFR 37 3/2023 USD 9,026,150 (7,221)
ASX 90 Day Bank Accepted Bill 136 3/2023 AUD 101,108,134 (158,623)
3 Month SOFR 35 6/2023 USD 8,508,938 (9,775)
889,231
Short Contracts
Amsterdam Exchange Index (4) 4/2022 EUR (640,749) (27,941)
FTSE Bursa Malaysia KLCI Index (5) 4/2022 MYR (94,090) 298
Hang Seng Index (39) 4/2022 HKD (5,474,130) (75,638)
HSCEI (9) 4/2022 HKD (432,059) (1,041)
LME Aluminum Base Metal (1) 4/2022 USD (87,098) (9,826)
LME Aluminum Base Metal (1) 4/2022 USD (87,028) (12,906)
LME Aluminum Base Metal (1) 4/2022 USD (87,139) (9,495)
LME Aluminum Base Metal (1) 4/2022 USD (87,157) (9,315)
LME Aluminum Base Metal (1) 4/2022 USD (87,045) (12,923)
LME Aluminum Base Metal (3) 4/2022 USD (261,271) (32,528)
LME Copper Base Metal (1) 4/2022 USD (259,266) (13,530)
LME Copper Base Metal (1) 4/2022 USD (259,238) (20,563)
LME Copper Base Metal (1) 4/2022 USD (259,275) (10,403)
LME Copper Base Metal (2) 4/2022 USD (518,511) (20,848)
LME Copper Base Metal (2) 4/2022 USD (518,625) (22,655)
LME Copper Base Metal (2) 4/2022 USD (518,531) (20,798)
LME Copper Base Metal (3) 4/2022 USD (777,863) (33,008)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (3) 4/2022 USD $ (777,755) $ (57,926)
LME Copper Base Metal (3) 4/2022 USD (777,593) (62,707)
LME Copper Base Metal (4) 4/2022 USD (1,036,984) (74,091)
LME Nickel Base Metal (1) 4/2022 USD (192,662) (60,694)
LME Nickel Base Metal (1) 4/2022 USD (192,666) (56,649)
LME Nickel Base Metal (2) 4/2022 USD (385,353) (114,466)
LME Zinc Base Metal (1) 4/2022 USD (105,179) (14,044)
LME Zinc Base Metal (1) 4/2022 USD (105,813) (17,490)
LME Zinc Base Metal (1) 4/2022 USD (105,313) (14,406)
LME Zinc Base Metal (1) 4/2022 USD (105,213) (15,065)
LME Zinc Base Metal (1) 4/2022 USD (105,556) (17,032)
LME Zinc Base Metal (1) 4/2022 USD (105,238) (15,782)
MSCI Singapore Index (69) 4/2022 SGD (1,704,700) (16,373)
SGX FTSE China A50 Index (8) 4/2022 USD (109,992) (2,826)
SGX NIFTY 50 Index (16) 4/2022 USD (561,168) (5,069)
Sugar No. 11 (3) 4/2022 USD (65,486) (902)
LME Aluminum Base Metal (1) 5/2022 USD (87,109) (5,062)
LME Aluminum Base Metal (1) 5/2022 USD (87,111) (7,303)
LME Aluminum Base Metal (1) 5/2022 USD (87,109) (1,507)
LME Aluminum Base Metal (1) 5/2022 USD (87,091) (7,956)
LME Aluminum Base Metal (1) 5/2022 USD (87,106) (9,317)
LME Aluminum Base Metal (1) 5/2022 USD (87,178) (5,385)
LME Copper Base Metal (1) 5/2022 USD (259,298) (11,524)
LME Copper Base Metal (2) 5/2022 USD (518,575) (25,554)
LME Copper Base Metal (2) 5/2022 USD (518,625) (29,041)
LME Copper Base Metal (2) 5/2022 USD (518,617) (25,875)
LME Copper Base Metal (4) 5/2022 USD (1,037,141) (19,702)
LME Nickel Base Metal (1) 5/2022 USD (192,643) (56,855)
LME Nickel Base Metal (1) 5/2022 USD (192,603) (53,093)
LME Zinc Base Metal (1) 5/2022 USD (105,161) (14,995)
LME Zinc Base Metal (1) 5/2022 USD (105,134) (14,653)
LME Zinc Base Metal (1) 5/2022 USD (105,080) (15,237)
Silver (10) 5/2022 USD (1,256,650) (41,838)
Soybean (44) 5/2022 USD (3,560,150) (49,580)
Wheat (1) 5/2022 USD (50,300) (1,528)
100 oz Gold (47) 6/2022 USD (9,183,800) (48,734)
3 Month Canadian Bankers Acceptance (5) 6/2022 CAD (981,382) 690
Australia 3 Year Bond (35) 6/2022 AUD (2,876,435) 49,355
DAX Index (26) 6/2022 EUR (10,378,229) (241,033)
DJIA CBOT E-Mini Index (1) 6/2022 USD (173,090) (8,886)
EURO STOXX 50 Index (154) 6/2022 EUR (6,512,958) (266,472)
Euro- Bobl (10) 6/2022 EUR (1,426,288) 39,729
Euro-BTP (6) 6/2022 EUR (919,427) 39,134
Euro-Bund (81) 6/2022 EUR (14,216,928) 115,860
Euro- Buxl (1) 6/2022 EUR (205,453) 11,534
Euro-OAT (4) 6/2022 EUR (669,989) 29,680
Euro-Schatz (27) 6/2022 EUR (3,308,711) 15,808
Lean Hogs (1) 6/2022 USD (48,250) (459)
LME Aluminum Base Metal (1) 6/2022 USD (87,178) 13,319
LME Aluminum Base Metal (1) 6/2022 USD (87,218) 128
LME Aluminum Base Metal (1) 6/2022 USD (87,125) (1,012)
LME Aluminum Base Metal (1) 6/2022 USD (87,274) (2,276)
LME Aluminum Base Metal (2) 6/2022 USD (174,381) 2,671
LME Aluminum Base Metal (6) 6/2022 USD (523,725) (6,674)
LME Copper Base Metal (1) 6/2022 USD (259,375) (2,878)
LME Copper Base Metal (1) 6/2022 USD (259,433) (11,037)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 6/2022 USD $ (259,375) $ 1,872
LME Copper Base Metal (2) 6/2022 USD (518,825) (12,396)
LME Copper Base Metal (2) 6/2022 USD (518,775) (14,912)
LME Copper Base Metal (8) 6/2022 USD (2,075,000) 13,040
LME Copper Base Metal (23) 6/2022 USD (5,967,063) (147,640)
LME Nickel Base Metal (1) 6/2022 USD (192,597) (5,568)
LME Nickel Base Metal (1) 6/2022 USD (192,588) (20,680)
LME Nickel Base Metal (2) 6/2022 USD (385,056) 148,351
LME Nickel Base Metal (4) 6/2022 USD (770,400) 134,816
LME Zinc Base Metal (1) 6/2022 USD (104,823) (5,151)
Long Gilt (229) 6/2022 GBP (36,532,291) 228,946
MSCI EAFE E-Mini Index (2) 6/2022 USD (214,440) (11,685)
MSCI Emerging Markets E-Mini Index (5) 6/2022 USD (281,375) (20,359)
Nikkei 225 Index (1) 6/2022 JPY (228,602) (27,156)
Russell 2000 E-Mini Index (2) 6/2022 USD (206,640) (5,941)
S&P 500 E-Mini Index (40) 6/2022 USD (9,061,500) (553,449)
S&P Midcap 400 E-Mini Index (1) 6/2022 USD (268,920) (11,191)
U.S. Treasury 2 Year Note (30) 6/2022 USD (6,353,438) 81,638
U.S. Treasury 5 Year Note (19) 6/2022 USD (2,176,094) 55,177
U.S. Treasury Long Bond (4) 6/2022 USD (600,875) 11,999
U.S. Treasury Ultra Bond (4) 6/2022 USD (708,250) 25,866
Cocoa (1) 7/2022 GBP (23,593) (38)
Cocoa (4) 7/2022 USD (107,480) (441)
Platinum (1) 7/2022 USD (49,790) 1,107
3 Month Canadian Bankers Acceptance (42) 9/2022 CAD (8,186,078) 7,630
3 Month SONIA (32) 9/2022 GBP (10,362,597) 48,656
3 Month Canadian Bankers Acceptance (41) 12/2022 CAD (7,959,605) 4,418
3 Month SONIA (143) 12/2022 GBP (46,080,083) 353,867
3 Month Canadian Bankers Acceptance (32) 3/2023 CAD (6,197,976) 3,442
3 Month SONIA (147) 3/2023 GBP (47,250,759) 400,704
3 Month Euro Euribor (4) 6/2023 EUR (1,094,911) 7,186
3 Month SONIA (122) 6/2023 GBP (39,136,786) 188,943
3 Month Euro Euribor (4) 9/2023 EUR (1,092,698) 12,914
3 Month SOFR (8) 9/2023 USD (1,942,000) 18,318
3 Month SONIA (6) 9/2023 GBP (1,922,691) 19,215
3 Month Euro Euribor (5) 12/2023 EUR (1,365,043) 15,829
3 Month SOFR (9) 12/2023 USD (2,184,863) 19,329
3 Month SONIA (7) 12/2023 GBP (2,243,140) 21,476
3 Month Euro Euribor (6) 3/2024 EUR (1,637,803) 14,749
3 Month SOFR (10) 3/2024 USD (2,429,750) 19,665
3 Month SONIA (6) 3/2024 GBP (1,923,972) 18,678
3 Month SOFR (10) 6/2024 USD (2,432,375) 22,075
3 Month SONIA (4) 6/2024 GBP (1,284,356) 8,980
(473,921)
$ 415,310

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 12,018,502 USD 8,757,666 CITI 6/15/2022 $ 247,154
AUD 12,018,498 USD 8,757,675 JPMC 6/15/2022 247,140
BRL 22,523,504 USD 4,296,102 CITI
**
6/15/2022 335,705
BRL 22,523,496 USD 4,296,106 JPMC
**
6/15/2022 335,701
CAD 4,921,003 USD 3,874,230 CITI 6/15/2022 61,372
CAD 4,920,997 USD 3,874,230 JPMC 6/15/2022 61,370
CHF 2,000 USD 2,157 CITI 6/15/2022 14
CHF 2,000 USD 2,157 JPMC 6/15/2022 14
CLP 123,141,500 USD 150,983 CITI
**
6/15/2022 3,574
CLP 123,141,500 USD 150,984 JPMC
**
6/15/2022 3,574
CNY 3,850,828 USD 601,961 CITI
**
6/15/2022 1,424
CNY 3,850,828 USD 601,962 JPMC
**
6/15/2022 1,423
COP 122,707,506 USD 31,317 CITI
**
6/15/2022 870
COP 122,707,494 USD 31,317 JPMC
**
6/15/2022 870
EUR 6,238,000 USD 6,892,194 CITI 6/15/2022 28,140
EUR 6,238,000 USD 6,892,202 JPMC 6/15/2022 28,131
HUF 11,093,500 USD 32,264 CITI 6/15/2022 797
HUF 11,093,500 USD 32,264 JPMC 6/15/2022 797
IDR 332,851,000 USD 23,123 CITI
**
6/15/2022 27
IDR 332,851,000 USD 23,123 JPMC
**
6/15/2022 27
ILS 2,294,000 USD 711,000 CITI 6/15/2022 9,488
ILS 2,294,000 USD 711,000 JPMC 6/15/2022 9,488
INR 74,166,752 USD 964,133 CITI
**
6/15/2022 3,309
INR 74,166,750 USD 964,134 JPMC
**
6/15/2022 3,309
JPY 47,272,500 USD 387,869 CITI 6/15/2022 1,196
JPY 47,272,500 USD 387,869 JPMC 6/15/2022 1,195
KRW 1,741,027,000 USD 1,418,019 CITI
**
6/15/2022 14,143
KRW 1,741,027,000 USD 1,418,021 JPMC
**
6/15/2022 14,143
MXN 20,568,501 USD 990,300 CITI 6/15/2022 30,223
MXN 20,568,499 USD 990,302 JPMC 6/15/2022 30,222
NOK 54,146,000 USD 6,063,640 CITI 6/15/2022 83,678
NOK 54,146,000 USD 6,063,647 JPMC 6/15/2022 83,670
NZD 7,397,000 USD 4,975,008 CITI 6/15/2022 144,987
NZD 7,397,000 USD 4,975,014 JPMC 6/15/2022 144,979
PHP 5,902,000 USD 111,830 CITI
**
6/15/2022 1,513
PHP 5,902,000 USD 111,830 JPMC
**
6/15/2022 1,513
PLN 5,844,321 USD 1,340,926 CITI 6/15/2022 39,865
PLN 5,844,317 USD 1,340,927 JPMC 6/15/2022 39,861
SEK 44,512,505 USD 4,633,610 CITI 6/15/2022 109,440
SEK 44,512,498 USD 4,633,615 JPMC 6/15/2022 109,432
SGD 575,500 USD 423,839 CITI 6/15/2022 768
SGD 575,500 USD 423,839 JPMC 6/15/2022 768
TWD 1,543,500 USD 53,888 CITI
**
6/15/2022 193
TWD 1,543,500 USD 53,888 JPMC
**
6/15/2022 193
USD 78,561 BRL 380,500 CITI
**
6/15/2022 313
USD 78,560 BRL 380,500 JPMC
**
6/15/2022 313
USD 133,811 CAD 167,000 CITI 6/15/2022 252
USD 133,811 CAD 167,000 JPMC 6/15/2022 252
USD 2,592,449 CHF 2,379,000 CITI 6/15/2022 9,756
USD 2,592,446 CHF 2,379,000 JPMC 6/15/2022 9,753
USD 428,031 CNY 2,724,000 CITI
**
6/15/2022 1,208
USD 428,031 CNY 2,724,000 JPMC
**
6/15/2022 1,208
USD 3,834 DKK 25,500 CITI 6/15/2022 31
USD 3,834 DKK 25,500 JPMC 6/15/2022 31
USD 13,924,599 EUR 12,373,008 CITI 6/15/2022 198,189

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 13,924,564 EUR 12,372,992 JPMC 6/15/2022 $ 198,172
USD 15,693,188 GBP 11,742,503 CITI 6/15/2022 272,087
USD 15,693,160 GBP 11,742,497 JPMC 6/15/2022 272,067
USD 61,435 HUF 20,477,000 CITI 6/15/2022 410
USD 61,435 HUF 20,477,000 JPMC 6/15/2022 409
USD 1,185,629 INR 90,376,252 CITI
**
6/15/2022 6,750
USD 1,185,628 INR 90,376,248 JPMC
**
6/15/2022 6,748
USD 15,188,860 JPY 1,763,745,506 CITI 6/15/2022 672,765
USD 15,188,841 JPY 1,763,745,502 JPMC 6/15/2022 672,746
USD 5,770,278 KRW 6,925,237,005 CITI
**
6/15/2022 73,599
USD 5,770,271 KRW 6,925,236,995 JPMC
**
6/15/2022 73,592
USD 1,757,369 NOK 15,308,500 CITI 6/15/2022 19,361
USD 1,757,366 NOK 15,308,500 JPMC 6/15/2022 19,358
USD 439,332 PHP 22,756,127 CITI
**
6/15/2022 2,320
USD 439,332 PHP 22,756,122 JPMC
**
6/15/2022 2,320
USD 766,528 PLN 3,157,750 CITI 6/15/2022 20,473
USD 766,527 PLN 3,157,750 JPMC 6/15/2022 20,473
USD 576,269 SEK 5,355,501 CITI 6/15/2022 5,610
USD 576,268 SEK 5,355,499 JPMC 6/15/2022 5,610
USD 674,696 SGD 913,001 CITI 6/15/2022 1,078
USD 674,694 SGD 912,999 JPMC 6/15/2022 1,076
USD 830,264 TWD 23,118,503 CITI
**
6/15/2022 20,239
USD 830,263 TWD 23,118,497 JPMC
**
6/15/2022 20,238
USD 123,976 ZAR 1,825,500 CITI 6/15/2022 221
USD 123,976 ZAR 1,825,500 JPMC 6/15/2022 220
ZAR 48,243,509 USD 3,123,985 CITI 6/15/2022 146,578
ZAR 48,243,491 USD 3,123,988 JPMC 6/15/2022 146,575
Total unrealized appreciation 5,138,101
AUD 1,157,500 USD 870,210 CITI 6/15/2022 (2,957)
AUD 1,157,500 USD 870,211 JPMC 6/15/2022 (2,958)
CHF 2,019,000 USD 2,194,690 CITI 6/15/2022 (2,821)
CHF 2,019,000 USD 2,194,693 JPMC 6/15/2022 (2,823)
CNY 13,848,298 USD 2,174,857 CITI
**
6/15/2022 (4,972)
CNY 13,848,296 USD 2,174,860 JPMC
**
6/15/2022 (4,974)
COP 80,179,500 USD 21,085 CITI
**
6/15/2022 (54)
COP 80,179,500 USD 21,085 JPMC
**
6/15/2022 (54)
DKK 1,836,500 USD 280,401 CITI 6/15/2022 (6,515)
DKK 1,836,500 USD 280,402 JPMC 6/15/2022 (6,515)
EUR 4,245,503 USD 4,807,268 CITI 6/15/2022 (97,377)
EUR 4,245,497 USD 4,807,267 JPMC 6/15/2022 (97,382)
GBP 6,197,500 USD 8,342,114 CITI 6/15/2022 (203,113)
GBP 6,197,500 USD 8,342,124 JPMC 6/15/2022 (203,124)
HUF 698,433,004 USD 2,143,998 CITI 6/15/2022 (62,558)
HUF 698,432,996 USD 2,144,000 JPMC 6/15/2022 (62,560)
ILS 22,500 USD 7,080 CITI 6/15/2022 (13)
ILS 22,500 USD 7,080 JPMC 6/15/2022 (13)
INR 46,193,750 USD 605,521 CITI
**
6/15/2022 (2,964)
INR 46,193,748 USD 605,521 JPMC
**
6/15/2022 (2,964)
JPY 1,875,861,501 USD 16,259,006 CITI 6/15/2022 (820,163)
JPY 1,875,861,499 USD 16,259,026 JPMC 6/15/2022 (820,188)
KRW 1,501,166,500 USD 1,244,875 CITI
**
6/15/2022 (10,019)
KRW 1,501,166,500 USD 1,244,876 JPMC
**
6/15/2022 (10,021)
NOK 80,000 USD 9,120 CITI 6/15/2022 (37)
NOK 80,000 USD 9,120 JPMC 6/15/2022 (37)
PHP 981,000 USD 18,936 CITI
**
6/15/2022 (97)
PHP 981,000 USD 18,936 JPMC
**
6/15/2022 (97)
PLN 6,221,681 USD 1,522,440 CITI 6/15/2022 (52,497)
PLN 6,221,681 USD 1,522,442 JPMC 6/15/2022 (52,498)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
** Non-deliverable forward.
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 44,886,000 USD 4,807,421 CITI 6/15/2022 $ (24,573)
SEK 44,885,997 USD 4,807,426 JPMC 6/15/2022 (24,578)
SGD 432,000 USD 320,694 CITI 6/15/2022 (1,961)
SGD 432,000 USD 320,694 JPMC 6/15/2022 (1,961)
TWD 15,400,001 USD 547,350 CITI
**
6/15/2022 (7,766)
TWD 15,399,999 USD 547,354 JPMC
**
6/15/2022 (7,771)
USD 5,313,939 AUD 7,359,502 CITI 6/15/2022 (200,142)
USD 5,313,929 AUD 7,359,498 JPMC 6/15/2022 (200,148)
USD 1,737,317 BRL 8,984,003 CITI
**
6/15/2022 (110,183)
USD 1,737,313 BRL 8,983,997 JPMC
**
6/15/2022 (110,185)
USD 6,086,381 CAD 7,733,506 CITI 6/15/2022 (98,541)
USD 6,086,364 CAD 7,733,494 JPMC 6/15/2022 (98,548)
USD 1,109,488 CHF 1,039,500 CITI 6/15/2022 (19,015)
USD 1,109,487 CHF 1,039,500 JPMC 6/15/2022 (19,017)
USD 106,824 CLP 86,884,000 CITI
**
6/15/2022 (2,225)
USD 106,823 CLP 86,884,000 JPMC
**
6/15/2022 (2,225)
USD 1,585,059 CNY 10,162,000 CITI
**
6/15/2022 (7,223)
USD 1,585,057 CNY 10,162,000 JPMC
**
6/15/2022 (7,225)
USD 169,543 DKK 1,140,000 CITI 6/15/2022 (472)
USD 169,543 DKK 1,140,000 JPMC 6/15/2022 (472)
USD 2,233,572 EUR 2,031,000 CITI 6/15/2022 (19,585)
USD 2,233,569 EUR 2,031,000 JPMC 6/15/2022 (19,589)
USD 3,420,696 GBP 2,611,500 CITI 6/15/2022 (8,914)
USD 3,420,691 GBP 2,611,500 JPMC 6/15/2022 (8,918)
USD 798,686 HUF 283,322,500 CITI 6/15/2022 (45,659)
USD 798,685 HUF 283,322,500 JPMC 6/15/2022 (45,660)
USD 26,934 IDR 388,326,500 CITI
**
6/15/2022 (73)
USD 26,934 IDR 388,326,500 JPMC
**
6/15/2022 (73)
USD 3,063,010 ILS 9,886,502 CITI 6/15/2022 (42,087)
USD 3,063,005 ILS 9,886,498 JPMC 6/15/2022 (42,091)
USD 824,163 INR 63,349,251 CITI
**
6/15/2022 (2,173)
USD 824,162 INR 63,349,249 JPMC
**
6/15/2022 (2,174)
USD 543,750 JPY 67,173,000 CITI 6/15/2022 (9,101)
USD 543,750 JPY 67,173,000 JPMC 6/15/2022 (9,102)
USD 140,894 KRW 174,344,000 CITI
**
6/15/2022 (2,521)
USD 140,894 KRW 174,344,000 JPMC
**
6/15/2022 (2,521)
USD 1,645,642 MXN 34,232,000 CITI 6/15/2022 (52,807)
USD 1,645,640 MXN 34,232,000 JPMC 6/15/2022 (52,809)
USD 126,922 NOK 1,131,500 CITI 6/15/2022 (1,540)
USD 126,922 NOK 1,131,500 JPMC 6/15/2022 (1,540)
USD 3,268,063 NZD 4,869,500 CITI 6/15/2022 (102,466)
USD 3,268,059 NZD 4,869,500 JPMC 6/15/2022 (102,470)
USD 62,140 PHP 3,250,876 CITI
**
6/15/2022 (290)
USD 62,140 PHP 3,250,875 JPMC
**
6/15/2022 (290)
USD 2,001,837 PLN 8,837,250 CITI 6/15/2022 (86,066)
USD 2,001,834 PLN 8,837,250 JPMC 6/15/2022 (86,069)
USD 3,788,277 SEK 36,544,500 CITI 6/15/2022 (105,738)
USD 3,788,272 SEK 36,544,500 JPMC 6/15/2022 (105,744)
USD 467,448 SGD 636,500 CITI 6/15/2022 (2,167)
USD 467,447 SGD 636,500 JPMC 6/15/2022 (2,167)
USD 1,344,960 ZAR 20,736,500 CITI 6/15/2022 (60,826)
USD 1,344,959 ZAR 20,736,500 JPMC 6/15/2022 (60,827)
ZAR 443,500 USD 30,359 CITI 6/15/2022 (293)
ZAR 443,500 USD 30,359 JPMC 6/15/2022 (293)
Total unrealized depreciation (4,561,239)
Net unrealized appreciation $ 576,862

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 101.9%
COMMON STOCKS - 20.1%
Airlines - 0.0% (a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 26,358 189,778
Banks - 0.1%
Patriot National Bancorp, Inc. * 120,629 2,042,249
Biotechnology - 0.1%
Ascendis Pharma A/S, ADR
(Denmark) *(b) 10,971 1,287,557
Precigen , Inc. *(b)
17,632 37,203
1,324,760
Capital Markets - 14.1%
Accretion Acquisition Corp. *
202,180 1,985,408
Aesther Healthcare Acquisition
Corp., Class A (2)* 40,504 407,875
Alpha Healthcare Acquisition Corp.
III, Class A *(b) 208,000 2,025,920
AltC Acquisition Corp., Class A *(b)
131,250 1,281,000
AltEnergy Acquisition Corp., Class
A * 122,926 1,218,197
AMCI Acquisition Corp. II, Class
A *(b) 139,000 1,356,640
American Acquisition Opportunity,
Inc., Class A * 74,925 769,480
Anzu Special Acquisition Corp. I,
Class A (2)*(b) 206,667 2,019,137
Apeiron Capital Investment Corp.,
Class A * 108,048 1,078,319
Arbor Rapha Capital Bioholdings
Corp. I * 143,034 1,431,770
Arena Fortify Acquisition Corp.,
Class A * 54,024 539,700
Argus Capital Corp., Class A *
61,482 613,590
Armada Acquisition Corp. I *
128,332 1,260,220
Arogo Capital Acquisition Corp.,
Class A * 96,774 961,934
Artemis Strategic Investment
Corp., Class A *(b) 204,800 2,043,904
Astrea Acquisition Corp., Class A *
80,569 787,159
Athena Consumer Acquisition
Corp., Class A * 128,926 1,286,682
Athena Technology Acquisition
Corp. II, Class A (2)* 638,232 6,235,527
Athlon Acquisition Corp., Class A
*(b) 82,666 810,127
Ault Disruptive Technologies Corp.
* 73,140 729,206
Aurora Acquisition Corp., Class A
(United Kingdom) * 37,500 369,750
Avalon Acquisition, Inc., Class A
*(b) 106,268 1,058,429
AxonPrime Infrastructure
Acquisition Corp., Class A * 234,165 2,255,009
Banner Acquisition Corp. *
40,392 397,861
Bannix Acquisition Corp. *
26,277 259,880
Beard Energy Transition Acquisition
Corp., Class A (2)* 149,510 1,477,159
INVESTMENTS SHARES VALUE ($)
Capital Markets - 14.1% (continued)
Belong Acquisition Corp., Class A *
128,000 1,252,480
Berenson Acquisition Corp. I, Class
A * 30,784 300,144
Better World Acquisition Corp. *
35,583 365,437
Bite Acquisition Corp. *
83,200 814,528
Blockchain Moon Acquisition Corp.
* 44,844 442,162
BOA Acquisition Corp., Class A *
81,963 811,434
Broad Capital Acquisition Corp. (2)*
69,739 689,021
BurTech Acquisition Corp., Class
A * 447,209 4,427,369
Canna-Global Acquisition Corp.,
Class A * 188,580 1,882,028
Cascadia Acquisition Corp., Class
A (2)* 120,606 1,175,909
CENAQ Energy Corp., Class A *
140,000 1,402,100
CF Acquisition Corp. VII, Class A
(2)* 146,292 1,442,439
CIIG Capital Partners II, Inc., Class
A * 141,768 1,400,668
Clarim Acquisition Corp., Class A *
100,000 979,000
Conyers Park III Acquisition Corp.,
Class A * 484,500 4,723,875
Crixus BH3 Acquisition Co., Class
A (2)* 84,579 830,566
D & Z Media Acquisition Corp.,
Class A * 82,359 806,295
Data Knights Acquisition Corp.,
Class A (United Kingdom) (2)* 50,667 515,283
Deep Medicine Acquisition Corp.,
Class A (2)* 152,927 1,518,565
DHB Capital Corp., Class A *
147,999 1,444,470
Digital Health Acquisition Corp. *
71,745 718,885
Digital Transformation
Opportunities Corp., Class A * 82,932 809,416
DILA Capital Acquisition Corp.,
Class A (2)* 61,667 603,103
Direct Selling Acquisition Corp.,
Class A * 102,582 1,025,820
dMY Technology Group, Inc. VI *
82,182 811,136
DTRT Health Acquisition Corp.,
Class A * 120,816 1,211,785
Dynamics Special Purpose Corp.,
Class A * 100,000 987,500
Edify Acquisition Corp., Class A
(2)* 83,100 814,380
Empowerment & Inclusion Capital I
Corp., Class A * 36,572 358,771
EQ Health Acquisition Corp., Class
A * 87,656 859,029
Everest Consolidator Acquisition
Corp. (2)* 131,016 1,302,299
Evo Acquisition Corp., Class A *
19,320 188,950
ExcelFin Acquisition Corp., Class
A * 134,786 1,343,816
Financial Strategies Acquisition
Corp. * 131,193 1,298,811
Fintech Ecosystem Development
Corp., Class A * 10,730 106,656

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 14.1% (continued)
First Light Acquisition Group, Inc.,
Class A * 40,464 400,189
First Reserve Sustainable Growth
Corp., Class A * 77,513 755,752
Flame Acquisition Corp., Class A *
100,000 975,000
Focus Impact Acquisition Corp.,
Class A (2)* 101,950 1,009,305
Fortune Rise Acquisition Corp. *
98,648 991,412
FoxWayne Enterprises Acquisition
Corp., Class A (2)* 34,500 347,070
Future Health ESG Corp. *
91,822 905,365
Gaming & Hospitality Acquisition
Corp., Class A (2)* 24,621 240,301
Gardiner Healthcare Acquisitions
Corp. (2)* 52,651 520,718
GigCapital5, Inc. *
123,100 1,226,076
Gladstone Acquisition Corp., Class
A * 139,000 1,395,560
Glass Houses Acquisition Corp. *
137,666 1,343,620
Glenfarne Merger Corp., Class A *
164,664 1,607,121
Globalink Investment, Inc. (2)*
74,843 740,197
Goal Acquisitions Corp. *
84,630 825,989
Goldman Sachs Group, Inc. (The)
22,551 7,444,174
Gores Holdings VII, Inc., Class A *
83,328 815,781
Group Nine Acquisition Corp.,
Class A * 82,812 811,558
Hamilton Lane Alliance Holdings I,
Inc., Class A * 82,749 810,940
Hawks Acquisition Corp., Class A *
74,351 723,435
Home Plate Acquisition Corp.,
Class A * 41,016 398,676
Hudson Executive Investment
Corp. II * 83,100 813,549
HumanCo Acquisition Corp., Class
A * 36,572 358,954
Ignyte Acquisition Corp. (2)*
35,000 344,400
Inception Growth Acquisition Ltd.
(2)* 112,518 1,107,177
Industrial Human Capital, Inc. *
89,858 900,377
Insight Acquisition Corp., Class A *
50,340 493,332
Integral Acquisition Corp. 1, Class
A * 107,616 1,065,398
Integrated Rail and Resources
Acquisition Corp., Class A (2)* 108,438 1,075,705
Intelligent Medicine Acquisition
Corp., Class A * 125,570 1,255,072
InterPrivate II Acquisition Corp.,
Class A * 82,500 806,025
InterPrivate III Financial Partners,
Inc., Class A * 82,500 815,100
InterPrivate IV InfraTech Partners,
Inc., Class A * 83,000 809,250
Jackson Acquisition Co., Class A *
367,922 3,635,069
Jaws Hurricane Acquisition Corp.,
Class A * 137,000 1,338,490
JOFF Fintech Acquisition Corp.,
Class A * 83,181 812,678
Juniper II Corp., Class A *
107,616 1,070,779
INVESTMENTS SHARES VALUE ($)
Capital Markets - 14.1% (continued)
Jupiter Acquisition Corp., Class A
(2)* 210,000 2,020,200
JUPITER WELLNESS
ACQUISITION Corp., Class A * 149,929 1,485,796
Larkspur Health Acquisition Corp.,
Class A (2)* 52,524 519,462
LAVA Medtech Acquisition Corp.,
Class A (2)* 63,464 631,467
Learn CW Investment Corp., Class
A * 26,704 263,302
Legato Merger Corp. II *
154,414 1,531,787
LF Capital Acquisition Corp. II (2)*
108,792 1,082,480
Lionheart III Corp., Class A *
89,680 891,419
Live Oak Crestview Climate
Acquisition Corp., Class A * 164,130 1,592,061
Live Oak Mobility Acquisition Corp.,
Class A * 88,800 871,128
LMF Acquisition Opportunities, Inc.,
Class A * 27,333 276,610
Lux Health Tech Acquisition Corp.,
Class A * 36,573 360,610
Mana Capital Acquisition Corp. (2)*
39,048 386,185
Maxpro Capital Acquisition Corp.,
Class A (Taiwan) (2)* 9,347 93,470
McLaren Technology Acquisition
Corp., Class A (2)* 179,362 1,782,858
MDH Acquisition Corp., Class A *
84,000 820,680
Mercato Partners Acquisition Corp.,
Class A (2)* 143,490 1,421,986
Minority Equality Opportunities
Acquisition, Inc., Class A * 40,202 403,226
Monterey Bio Acquisition Corp. (2)*
8,700 86,652
Monument Circle Acquisition Corp.,
Class A * 82,750 809,295
Mount Rainier Acquisition Corp. *
84,937 847,671
Music Acquisition Corp. (The),
Class A * 46,650 454,838
New Providence Acquisition Corp.
II, Class A * 125,577 1,246,980
Newbury Street Acquisition Corp. *
100,000 975,000
NewHold Investment Corp. II,
Class A * 134,732 1,321,721
Northern Lights Acquisition Corp.,
Class A * 91,332 924,280
Northern Star Investment Corp. III,
Class A * 82,662 809,261
Northern Star Investment Corp. IV,
Class A * 82,662 806,781
NorthView Acquisition Corp. (2)*
154,598 1,519,698
OCA Acquisition Corp., Class A *
111,538 1,120,957
OmniLit Acquisition Corp., Class
A (2)* 80,992 805,870
OPY Acquisition Corp. I, Class A
(2)* 82,572 809,206
Oyster Enterprises Acquisition
Corp., Class A * 83,000 812,570
Pacifico Acquisition Corp. (2)*
20,252 201,710
Panacea Acquisition Corp. II, Class
A * 100,000 978,000

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 14.1% (continued)
Parabellum Acquisition Corp.,
Class A * 32,371 318,045
Parsec Capital Acquisitions Corp.,
Class A * 12,741 127,537
Periphas Capital Partnering Corp.,
Class A * 76,164 1,868,303
Phoenix Biotech Acquisition Corp.,
Class A * 212,345 2,123,450
PHP Ventures Acquisition Corp.,
Class A (Malaysia) * 29,400 293,412
Pono Capital Corp., Class A *
119,700 1,202,985
Power & Digital Infrastructure
Acquisition II Corp., Class A (2)* 319,116 3,117,763
Priveterra Acquisition Corp., Class
A (2)* 93,300 911,541
PROOF Acquisition Corp. I, Class
A * 150,864 1,493,554
PWP Forward Acquisition Corp. I,
Class A (2)* 161,665 1,577,850
Revolution Healthcare Acquisition
Corp., Class A * 82,530 809,619
ROC Energy Acquisition Corp. *
149,375 1,480,306
Rosecliff Acquisition Corp. I, Class
A * 82,665 806,810
Roth CH Acquisition V Co. *
28,286 278,900
Schultze Special Purpose
Acquisition Corp. II, Class A (2)* 63,730 625,191
Science Strategic Acquisition Corp.
Alpha, Class A * 82,482 809,149
SCP & CO Healthcare Acquisition
Co., Class A (2)* 83,124 812,122
Seaport Calibre Materials
Acquisition Corp. (2)* 45,366 449,577
Seaport Global Acquisition II Corp.,
Class A * 81,696 809,607
ShoulderUp Technology Acquisition
Corp., Class A * 217,740 2,149,094
Sierra Lake Acquisition Corp.,
Class A * 81,011 797,958
Silver Spike Acquisition Corp. II,
Class A * 80,000 783,200
Sizzle Acquisition Corp. (2)*
71,744 713,853
Social Leverage Acquisition Corp.
I, Class A * 82,664 809,281
Software Acquisition Group, Inc. III,
Class A * 185,000 1,845,375
Southport Acquisition Corp. *
365,972 3,634,102
Spindletop Health Acquisition
Corp., Class A (2)* 125,552 1,250,498
SportsMap Tech Acquisition Corp. *
85,818 851,315
SportsTek Acquisition Corp., Class
A (2)* 100,000 975,000
Springwater Special Situations
Corp. * 40,212 396,088
TCW Special Purpose Acquisition
Corp., Class A * 410,439 4,001,780
TG Venture Acquisition Corp. (2)*
215,235 2,126,522
TLG Acquisition One Corp., Class
A * 83,181 814,342
INVESTMENTS SHARES VALUE ($)
Capital Markets - 14.1% (continued)
Trajectory Alpha Acquisition Corp.,
Class A * 109,920 1,072,819
Twelve Seas Investment Co. II,
Class A * 98,799 965,266
Velocity Acquisition Corp., Class
A * 82,623 805,574
Vision Sensing Acquisition Corp.,
Class A (2)* 51,216 511,136
VMG Consumer Acquisition Corp.,
Class A * 180,786 1,791,589
Warrior Technologies Acquisition
Co., Class A * 82,832 819,209
Welsbach Technology Metals
Acquisition Corp. (2)* 9,289 91,590
Z-Work Acquisition Corp., Class A *
82,665 807,637
194,207,773
Chemicals - 0.4%
Ferro Corp. * 251,619 5,470,197
Containers & Packaging - 0.6%
Intertape Polymer Group, Inc.
(Canada) 245,680 7,797,930
Health Care Equipment & Supplies - 0.0% (a)
Intersect ENT, Inc. * 25,900 725,459
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings, Inc. *(b)
2,399 5,633,931
Golden Nugget Online Gaming,
Inc. * 64,615 459,413
6,093,344
Leisure Products - 0.2%
Accell Group NV (Netherlands) (2)* 33,774 2,138,886
Life Sciences Tools & Services - 0.0% (a)
Illumina, Inc. *(b) 1,694 591,884
Media - 1.9%
Paramount Global, Class B
107,063 4,048,052
Shaw Communications, Inc., Class
B (Canada) 704,629 21,869,060
25,917,112
Metals & Mining - 0.1%
Newcrest Mining Ltd. (Australia) 72,599 1,466,500
Pharmaceuticals - 0.8%
Vifor Pharma AG (Switzerland) * 58,885 10,498,678
Professional Services - 0.2%
Intertrust NV (Netherlands) (2)*(c) 103,027 2,239,036
Software - 1.1%
Vonage Holdings Corp. * 746,812 15,152,815
Wireless Telecommunication Services - 0.1%
Cleveland Unlimited (acquired
3/18/2010, Cost $1,793,400)
(3)*(d)(e) 1 1,257,402
TOTAL COMMON STOCKS
(Cost $277,586,742) 277,113,803

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 0.7%
Adams Diversified Equity Fund,
Inc. (b) 13,838 255,173
AllianceBernstein National
Municipal Income Fund, Inc. (b) 2,009 25,293
Allspring Multi-Sector Income
14,131 147,104
Bancroft Fund Ltd.
2,903 66,130
Barings Global Short Duration High
Yield Fund 1,262 19,561
BlackRock Core Bond Trust
16,159 210,067
BlackRock Credit Allocation
Income Trust 56,515 709,828
BlackRock Energy and Resources
Trust 15,300 177,480
BlackRock Enhanced Global
Dividend Trust 1,281 14,488
BlackRock Enhanced International
Dividend Trust 1,644 9,453
BlackRock Municipal Income
Quality Trust 1,369 18,112
BlackRock Municipal Income Trust
II 17,549 216,204
BlackRock MuniHoldings Fund,
Inc. 17,403 247,645
BlackRock MuniHoldings
Investment Quality Fund 18,814 230,660
BlackRock MuniHoldings Quality
Fund II, Inc. 1,114 13,468
BlackRock MuniVest Fund II, Inc.
51 658
BlackRock MuniVest Fund, Inc.
3,144 25,655
BlackRock MuniYield California
Quality Fund, Inc. 2,561 33,652
BlackRock MuniYield Fund, Inc.
36,871 465,681
BlackRock MuniYield Michigan
Quality Fund, Inc. 1,669 21,380
BlackRock MuniYield Pennsylvania
Quality Fund 506 6,603
BlackRock MuniYield Quality Fund
II, Inc. 1,930 23,449
BlackRock MuniYield Quality Fund
III, Inc. 6,142 77,082
BlackRock MuniYield Quality Fund,
Inc. 16,391 226,032
BlackRock New York Municipal
Income Trust 11,794 143,651
BNY Mellon Municipal Bond
Infrastructure Fund, Inc. 1,970 24,448
BNY Mellon Municipal Income, Inc.
16,801 127,520
BNY Mellon Strategic Municipal
Bond Fund, Inc. 7,438 52,587
BNY Mellon Strategic Municipals,
Inc. 35,055 252,045
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 1,594 36,534
Cohen & Steers Select Preferred
and Income Fund, Inc. 4,135 95,436
Delaware Enhanced Global
Dividend & Income Fund 2,647 23,902
Delaware Ivy High Income
Opportunities Fund 401 5,081
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 0.7% (continued)
DoubleLine Income Solutions Fund
70,732 1,027,029
Eaton Vance California Municipal
Bond Fund 21,621 217,075
Eaton Vance Municipal Bond Fund
30,889 355,224
Eaton Vance Municipal Income
Trust 1,165 13,794
Eaton Vance New York Municipal
Bond Fund 7,635 80,015
Ellsworth Growth and Income Fund
Ltd. 9,397 99,514
Federated Hermes Premier
Municipal Income Fund 4,490 57,068
Franklin Ltd. Duration Income Trust
25,493 193,237
GAMCO Natural Resources Gold &
Income Trust 393 2,197
General American Investors Co.,
Inc. 151 6,413
Insight Select Income Fund
4,771 85,258
Invesco California Value Municipal
Income Trust 14,065 155,840
Invesco Municipal Opportunity
Trust 31,882 365,049
Invesco Municipal Trust
19,272 221,821
Invesco Pennsylvania Value
Municipal Income Trust 541 6,319
Invesco Quality Municipal Income
Trust 10,859 123,032
Invesco Trust for Investment Grade
Municipals 11,860 137,813
Invesco Value Municipal Income
Trust 873 12,170
John Hancock Income Securities
Trust 175 2,389
KKR Income Opportunities Fund
2,503 36,118
Macquarie Global Infrastructure
Total Return Fund, Inc. 274 7,047
MFS Multimarket Income Trust
5,297 28,127
New America High Income Fund,
Inc. (The) 827 6,707
Nuveen AMT-Free Municipal Credit
Income Fund 7,139 105,586
Nuveen AMT-Free Quality
Municipal Income Fund 7,016 92,190
Nuveen California AMT-Free
Quality Municipal Income Fund 19,324 262,033
Nuveen California Municipal Value
Fund 8,662 79,344
Nuveen California Quality
Municipal Income Fund 21,227 278,498
Nuveen Enhanced Municipal Value
Fund 8,535 111,126
Nuveen Massachusetts Quality
Municipal Income Fund 1,299 16,523
Nuveen Municipal Credit Income
Fund 5,088 74,336
Nuveen New York AMT-Free
Quality Municipal Income Fund 2,955 35,874
Nuveen New York Quality
Municipal Income Fund 9,396 118,108

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 0.7% (continued)
Nuveen Ohio Quality Municipal
Income Fund 214 2,968
Nuveen Preferred & Income
Opportunities Fund 36,483 313,024
Nuveen Preferred & Income
Securities Fund 51,577 433,247
Nuveen Quality Municipal Income
Fund 6,811 90,995
Pioneer High Income Fund, Inc.
4,406 35,777
Pioneer Municipal High Income
Advantage Fund, Inc. 347 3,411
Pioneer Municipal High Income
Fund Trust 8,403 88,231
Putnam Managed Municipal
Income Trust 2,562 18,113
Royce Global Value Trust, Inc.
366 4,158
Templeton Emerging Markets Fund
733 10,079
Tri-Continental Corp.
3,642 112,319
Voya Emerging Markets High
Income Dividend Equity Fund 2,432 16,294
Western Asset Global Corporate
Defined Opportunity Fund, Inc. 948 14,087
Western Asset Global High Income
Fund, Inc. 9,023 76,425
Western Asset Investment Grade
Income Fund, Inc. 510 6,951
Western Asset Managed
Municipals Fund, Inc. 5,434 63,143
Western Asset Municipal High
Income Fund, Inc. 1,510 10,630
Western Asset Municipal Partners
Fund, Inc. 130 1,751
Western Asset Premier Bond Fund
3,298 39,576
TOTAL CLOSED END FUNDS
(Cost $9,730,305) 9,756,115
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% (a)
Independent Power and Renewable Electricity Producers - 0.0% (a)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(d)(f) $ 2,375,000 71,250
Oil, Gas & Consumable Fuels - 0.0% (a)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(d)(f) 2,833,436 148,529
Forest Oil Corp.
7.50%, 9/15/2020 (3)(d)(f) 10,750,000 –
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2022 (3)(d)(g) 4,455,054 –
148,529
TOTAL CORPORATE BONDS
(Cost $3,920,727) 219,779
CONVERTIBLE BONDS - 15.9%
Aerospace & Defense - 0.3%
Virgin Galactic Holdings, Inc.
2.50%, 2/1/2027 (2)(b)(c) 4,067,000 3,886,019
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Airlines - 0.1%
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(c) $ 1,025,000 836,656
Automobiles - 0.2%
Arrival SA (Luxembourg)
3.50%, 12/1/2026 (2)(b)(c) 4,567,000 2,938,823
Biotechnology - 1.2%
Avid SPV LLC
1.25%, 3/15/2026 (2)(b)(c) 2,300,000 2,795,390
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 1,876,165
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(b) 1,400,000 1,598,100
Precigen , Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 1,982,372
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(b)(c) 7,850,000 7,887,680
16,139,707
Chemicals - 0.2%
Danimer Scientific, Inc.
3.25%, 12/15/2026 (2)(b)(c) 3,494,000 2,856,345
Communications Equipment - 0.8%
Infinera Corp.
2.50%, 3/1/2027 (2)(b) 2,925,000 4,018,950
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(b)(c) 7,806,000 7,634,268
11,653,218
Consumer Finance - 0.7%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 2,250,000 2,171,250
2.38%, 5/1/2025 (2)(b) 1,025,000 905,075
LendingTree , Inc.
0.50%, 7/15/2025 (2)(b) 7,500,000 6,140,625
9,216,950
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(b) 1,875,000 1,428,750
Electrical Equipment - 0.7%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(b)(c) 12,850,000 9,746,725
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b) 1,125,000 1,153,625
Entertainment - 0.5%
Sea Ltd. (Taiwan)
0.25%, 9/15/2026 (2)(b) 8,250,000 6,584,325
Health Care Equipment & Supplies - 0.6%
Alphatec Holdings, Inc.
0.75%, 8/1/2026 (2)(b)(c) 2,389,000 2,278,509
Novocure Ltd.
0.00%, 11/1/2025 (2)(b) 1,925,000 1,746,937
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b) 3,100,000 3,909,875
7,935,321

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Providers & Services - 0.6%
Anthem, Inc.
2.75%, 10/15/2042 (2)(b) $ 1,279,000 8,925,246
Hotels, Restaurants & Leisure - 1.6%
DraftKings , Inc.
0.00%, 3/15/2028 (2)(b) 8,800,000 6,322,800
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(b) 2,875,000 2,844,813
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(b)(c) 12,113,000 11,131,847
2.50%, 2/15/2027 (2)(b)(c) 1,585,000 1,512,882
21,812,342
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(b)(c) 1,225,000 1,426,817
Independent Power and Renewable Electricity Producers - 0.5%
Sunnova Energy International, Inc.
0.25%, 12/1/2026 (2)(b)(c) 8,175,000 7,320,713
Interactive Media & Services - 1.3%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(b) 7,400,000 6,486,100
Snap, Inc.
0.00%, 5/1/2027 (2)(b)(c) 1,175,000 1,001,100
0.13%, 3/1/2028 (2)(b)(c) 11,097,000 11,024,869
18,512,069
Internet & Direct Marketing Retail - 1.7%
Etsy, Inc.
0.25%, 6/15/2028 (2)(b)(c) 5,725,000 5,086,662
Farfetch Ltd. (United Kingdom)
3.75%, 5/1/2027 (2)(b) 4,175,000 5,412,888
Groupon, Inc.
1.13%, 3/15/2026 (2)(b)(c) 4,250,000 3,348,018
Porch Group, Inc.
0.75%, 9/15/2026 (2)(b)(c) 3,400,000 2,252,500
Xometry , Inc.
1.00%, 2/1/2027 (2)(b)(c) 8,897,000 8,074,027
24,174,095
IT Services - 0.7%
Fastly , Inc.
0.00%, 3/15/2026 (2)(b) 2,975,000 2,220,838
Limelight Networks, Inc.
3.50%, 8/1/2025 (2)(b) 725,000 752,941
Repay Holdings Corp.
0.00%, 2/1/2026 (2)(b)(c) 8,300,000 6,905,600
9,879,379
Machinery - 0.5%
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(b)(c) 5,710,000 6,593,234
Media - 1.1%
Cable One, Inc.
1.13%, 3/15/2028 (2)(b) 3,100,000 2,771,400
DISH Network Corp.
3.38%, 8/15/2026 (2)(b) 3,925,000 3,530,537
TechTarget , Inc.
0.00%, 12/15/2026 (2)(b)(c) 9,825,000 8,867,063
15,169,000
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Metals & Mining - 0.1%
Ivanhoe Mines Ltd. (Canada)
2.50%, 4/15/2026 (2)(b)(c) $ 575,000 818,225
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2025 (2)(b)(c) 2,100,000 2,249,121
Pharmaceuticals - 0.1%
Innoviva , Inc.
2.13%, 3/15/2028 (2)(b)(c) 1,091,000 1,088,818
Tilray Brands, Inc. (Canada)
5.00%, 10/1/2023 (2)(b) 400,000 380,000
1,468,818
Real Estate Management & Development - 0.5%
Opendoor Technologies, Inc.
0.25%, 8/15/2026 (2)(b)(c) 4,975,000 3,870,550
Realogy Group LLC
0.25%, 6/15/2026 (2)(b)(c) 425,000 387,281
Redfin Corp.
0.50%, 4/1/2027 (2)(b)(c) 4,535,000 3,031,648
7,289,479
Software - 0.8%
Avalara, Inc.
0.25%, 8/1/2026 (2)(b)(c) 4,400,000 3,753,200
Five9, Inc.
0.50%, 6/1/2025 (2)(b) 2,025,000 2,194,088
Marathon Digital Holdings, Inc.
1.00%, 12/1/2026 (2)(b)(c) 6,855,000 4,836,202
Veritone , Inc.
1.75%, 11/15/2026 (2)(b)(c) 1,091,000 931,721
11,715,211
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp.
0.00%, 11/15/2026 (2)(b)(c) 9,900,000 8,306,100
TOTAL CONVERTIBLE BONDS
(Cost $232,881,084) 220,036,313
NO. OF
RIGHTS
RIGHTS - 0.0% (a)
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(d) 146,272 124,403
Tobira Therapeutics, Inc., CVR
(3)*(d) 11,880 150,236
274,639
Capital Markets - 0.0% (a)
Accretion Acquisition Corp.,
expiring 3/1/2028 * 202,180 32,349
Bannix Acquisition Corp., expiring
8/30/2026 (2)* 26,277 5,253
Benessere Capital Acquisition
Corp., expiring 12/23/2025 * 55,000 12,210
Blockchain Moon Acquisition Corp.,
expiring 10/21/2026 (2)* 44,844 8,274
Breeze Holdings Acquisition Corp.,
expiring 5/23/2022 * 55,000 7,700
Broad Capital Acquisition Corp.,
expiring 1/13/2027 * 69,739 11,332

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% (a) (continued)
Deep Medicine Acquisition Corp.,
expiring 9/30/2028 * 152,927 27,496
Edoc Acquisition Corp., expiring
11/30/2027 (2)* 55,000 19,800
Financial Strategies Acquisition
Corp., expiring 1/7/2023 * 131,193 20,991
Fintech Ecosystem Development
Corp., expiring 1/4/2026 * 10,730 1,746
Globalink Investment, Inc., expiring
12/9/2026 * 74,843 12,050
Inception Growth Acquisition Ltd.
(2)* 112,518 16,878
JUPITER WELLNESS
ACQUISITION Corp., expiring
5/26/2022 * 149,929 30,346
Mana Capital Acquisition Corp.,
expiring 1/6/2024 * 39,048 7,810
NorthView Acquisition Corp.,
expiring 8/2/2027 (2)* 154,598 21,798
Pacifico Acquisition Corp., expiring
7/25/2026 (2)* 20,252 3,252
PHP Ventures Acquisition Corp.,
expiring 8/11/2026 (2)* 29,400 5,421
ROC Energy Acquisition Corp.,
expiring 11/30/2028 * 149,375 28,844
Welsbach Technology Metals
Acquisition Corp., expiring
3/31/2023 * 9,289 1,486
275,036
TOTAL RIGHTS
(Cost $–) 549,675
NO. OF
WARRANTS
WARRANTS - 0.9%
Aerospace & Defense - 0.0% (a)
Archer Aviation, Inc., expiring
9/16/2026 *(b) 86,853 79,036
Auto Components - 0.0% (a)
REE Automotive Ltd.,
expiring 7/22/2026 (Israel) * 62,898 19,341
Solid Power, Inc., expiring
12/8/2026 * 26,575 63,249
82,590
Biotechnology - 0.1%
180 Life Sciences Corp.,
expiring 11/7/2025 * 512,134 269,382
Celularity , Inc., expiring
7/16/2026 * 26,615 36,463
DermTech , Inc., expiring
8/29/2024 * 232,877 173,493
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 219,259 39,467
EQRx , Inc., expiring
12/20/2026 * 6,712 5,437
Gelesis Holdings, Inc.,
expiring 1/13/2027 * 91,023 20,480
544,722
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6%
26 Capital Acquisition Corp.,
expiring 12/31/2027 * 74,200 37,486
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 (2)* 67,750 16,260
Accelerate Acquisition Corp.,
expiring 12/31/2027 * 156,666 60,363
Accretion Acquisition Corp.,
expiring 2/19/2023 * 101,090 17,286
Acropolis Infrastructure
Acquisition Corp., expiring
3/31/2026 *(b) 140,333 66,700
Adit EdTech Acquisition
Corp., expiring 12/31/2027
*(b) 41,250 18,563
Advanced Merger Partners,
Inc., expiring 6/30/2026 *(b) 13,733 8,366
Aequi Acquisition Corp.,
expiring 11/30/2027 (2)* 107,000 20,812
Aesther Healthcare
Acquisition Corp., expiring
1/19/2023 * 20,252 4,962
AF Acquisition Corp., expiring
3/31/2028 * 126,194 31,422
Alpha Healthcare Acquisition
Corp. III, expiring 4/12/2027
(2)*(b) 52,000 36,920
AltEnergy Acquisition Corp.,
expiring 2/6/2023 * 61,463 12,391
Altitude Acquisition Corp.,
expiring 11/30/2027 *(b) 96,300 16,159
AMCI Acquisition Corp. II,
expiring 12/31/2028 *(b) 69,500 40,004
American Acquisition
Opportunity, Inc., expiring
5/28/2026 *(b) 58,500 8,775
Anzu Special Acquisition
Corp. I, expiring 12/31/2027
*(b) 68,889 16,533
Apeiron Capital Investment
Corp., expiring 6/24/2023 (2)* 54,024 9,184
Arbor Rapha Capital
Bioholdings Corp. I, expiring
3/14/2023 * 47,678 9,059
Archimedes Tech SPAC
Partners Co., expiring
12/31/2027 * 33,000 23,123
Arena Fortify Acquisition
Corp., expiring 12/31/2028 * 27,012 6,753
Argus Capital Corp., expiring
7/22/2023 * 30,741 13,286
Armada Acquisition Corp. I,
expiring 1/2/2023 * 64,166 19,474
Arogo Capital Acquisition
Corp., expiring 3/23/2023 (2)* 96,774 15,426
Arrowroot Acquisition Corp.,
expiring 3/2/2026 *(b) 41,500 10,375
Artemis Strategic Investment
Corp., expiring 2/12/2023 * 102,400 35,451
Astrea Acquisition Corp.,
expiring 1/13/2026 (2)*(b) 41,333 7,031

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Athena Consumer Acquisition
Corp., expiring 7/20/2023 * 64,463 19,332
Athena Technology
Acquisition Corp. II, expiring
6/10/2023 (2)* 319,116 66,248
Athlon Acquisition Corp.,
expiring 3/5/2026 *(b) 41,333 10,329
Atlantic Avenue Acquisition
Corp., expiring 10/6/2027 *(b) 146,000 31,711
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027
*(b) 228,472 42,884
Atlas Crest Investment Corp.
II, expiring 2/28/2026 *(b) 20,616 6,803
Ault Disruptive Technologies
Corp., expiring 6/20/2023 * 54,855 9,161
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) * 9,375 4,296
Authentic Equity Acquisition
Corp., expiring 12/31/2027
*(b) 41,266 12,632
Avalon Acquisition, Inc.,
expiring 2/26/2023 * 79,701 18,331
AxonPrime Infrastructure
Acquisition Corp., expiring
7/8/2023 * 78,055 35,125
B Riley Principal 150 Merger
Corp., expiring 3/1/2028 * 27,777 25,002
B Riley Principal 250 Merger
Corp., expiring 12/31/2027 * 117,289 58,656
Banner Acquisition Corp.,
expiring 1/15/2023 * 20,196 8,478
Bannix Acquisition Corp.,
expiring 2/19/2023 * 26,277 6,175
Beard Energy Transition
Acquisition Corp., expiring
12/31/2027 (2)* 74,755 23,922
Belong Acquisition Corp.,
expiring 12/31/2027 * 64,000 19,194
Benessere Capital Acquisition
Corp., expiring 12/31/2027 * 41,250 21,302
Berenson Acquisition Corp. I,
expiring 8/1/2026 * 15,392 4,156
Better World Acquisition
Corp., expiring 11/15/2027 * 49,500 7,925
Big Sky Growth Partners,
Inc., expiring 2/26/2023 * 83,121 36,482
Bilander Acquisition Corp.,
expiring 12/31/2027 * 60,416 30,208
Bite Acquisition Corp.,
expiring 12/31/2027 * 41,600 14,560
Black Mountain Acquisition
Corp., expiring 10/15/2027 * 183,774 49,619
Blockchain Moon Acquisition
Corp., expiring 3/23/2024 (2)* 44,844 9,861
BOA Acquisition Corp.,
expiring 2/22/2028 * 27,321 7,377
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 * 55,000 11,550
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Bright Lights Acquisition
Corp., expiring 12/31/2027 * 32,000 17,920
Broadscale Acquisition Corp.,
expiring 2/2/2026 * 20,666 12,300
Build Acquisition Corp.,
expiring 4/29/2023 * 135,000 36,917
BurTech Acquisition Corp.,
expiring 8/19/2023 * 447,209 63,056
Canna-Global Acquisition
Corp., expiring 2/9/2023 * 188,580 26,665
Carney Technology
Acquisition Corp. II, expiring
11/30/2027 * 163,143 57,100
Cascade Acquisition Corp.,
expiring 11/30/2027 * 103,250 18,172
Cascadia Acquisition Corp.,
expiring 2/5/2023 * 60,303 22,312
CC Neuberger Principal
Holdings II, expiring
7/29/2025 * 127,050 127,050
CENAQ Energy Corp.,
expiring 12/31/2027 * 105,000 19,845
CF Acquisition Corp. IV,
expiring 12/14/2025 * 78,500 31,400
CF Acquisition Corp. VI,
expiring 2/18/2028 * 27,750 94,350
CF Acquisition Corp. VII,
expiring 3/15/2026 * 48,764 29,254
CF Acquisition Corp. VIII,
expiring 12/31/2027 * 48,500 16,005
CHP Merger Corp., expiring
11/22/2024 * 125,000 21,575
Churchill Capital Corp. V,
expiring 10/29/2027 * 10,350 6,313
Churchill Capital Corp. VI,
expiring 12/31/2027 * 16,600 10,455
Churchill Capital Corp. VII,
expiring 2/29/2028 * 16,600 9,960
CIIG Capital Partners II, Inc.,
expiring 2/28/2028 * 70,884 26,936
Clarim Acquisition Corp.,
expiring 12/31/2027 * 59,111 13,596
Class Acceleration Corp.,
expiring 3/31/2028 * 41,666 7,712
Climate Real Impact
Solutions II Acquisition Corp.,
expiring 12/31/2027 * 16,647 7,658
Colicity , Inc., expiring
12/31/2027 * 22,909 8,935
Colombier Acquisition Corp.,
expiring 12/31/2028 * 78,300 21,928
Compute Health Acquisition
Corp., expiring 12/31/2027 * 23,100 11,203
Concord Acquisition Corp.,
expiring 11/28/2025 * 190,333 226,496
Concord Acquisition Corp. II,
expiring 12/31/2028 (2)* 95,464 56,887
Concord Acquisition Corp. III,
expiring 12/31/2028 * 215,234 83,705

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Conx Corp., expiring
10/30/2027 * 92,500 38,850
Conyers Park III Acquisition
Corp., expiring 8/12/2028 * 161,500 82,526
Corner Growth Acquisition
Corp., expiring 12/31/2027 * 110,400 26,054
Crixus BH3 Acquisition Co.,
expiring 11/23/2026 * 42,289 16,408
Crucible Acquisition Corp.,
expiring 12/26/2025 * 26,565 9,284
D & Z Media Acquisition
Corp., expiring 12/31/2027 * 27,453 8,236
Data Knights Acquisition
Corp., expiring 12/31/2028 * 50,667 9,120
Delwinds Insurance
Acquisition Corp., expiring
8/1/2027 * 47,500 14,250
DHB Capital Corp., expiring
3/15/2028 * 49,333 16,280
DiamondHead Holdings
Corp., expiring 1/28/2028 * 20,700 7,038
Digital Health Acquisition
Corp., expiring 10/14/2023 * 71,745 12,111
Digital Transformation
Opportunities Corp., expiring
3/31/2028 * 20,733 8,225
DILA Capital Acquisition
Corp., expiring 12/31/2028 * 61,667 20,350
Direct Selling Acquisition
Corp., expiring 11/23/2023 * 51,291 12,823
dMY Technology Group, Inc.
VI, expiring 6/25/2023 * 41,091 28,357
DPCM Capital, Inc., expiring
10/14/2027 * 127,866 85,734
DTRT Health Acquisition
Corp., expiring 11/12/2022 * 60,408 12,686
Dune Acquisition Corp.,
expiring 10/29/2027 * 22,884 5,037
E.Merge Technology
Acquisition Corp., expiring
7/30/2025 * 121,666 20,683
East Resources Acquisition
Co., expiring 7/1/2027 * 219,000 50,370
Edify Acquisition Corp.,
expiring 12/31/2027 * 41,550 7,882
Edoc Acquisition Corp.,
expiring 11/30/2027 * 55,000 6,485
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027 * 40,875 5,465
EG Acquisition Corp.,
expiring 5/28/2028 * 155,666 35,803
Empowerment & Inclusion
Capital I Corp., expiring
12/31/2027 * 58,119 11,043
Epiphany Technology
Acquisition Corp., expiring
12/31/2027 * 65,416 22,196
EQ Health Acquisition Corp.,
expiring 2/2/2028 * 43,828 15,064
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Equity Distribution Acquisition
Corp., expiring 9/9/2025 * 94,933 38,429
Everest Consolidator
Acquisition Corp., expiring
7/19/2023 * 65,508 13,102
Evo Acquisition Corp.,
expiring 12/31/2027 * 9,660 1,642
ExcelFin Acquisition Corp.,
expiring 7/5/2023 * 67,393 22,907
Executive Network Partnering
Corp., expiring 9/25/2028 * 95,000 29,792
Fast Acquisition Corp.,
expiring 8/25/2027 * 44,033 66,049
FAST Acquisition Corp. II,
expiring 3/16/2026 * 24,250 8,015
Figure Acquisition Corp. I,
expiring 12/31/2027 * 29,700 20,965
Financial Strategies
Acquisition Corp., expiring
3/31/2028 * 131,193 22,277
FinServ Acquisition Corp. II,
expiring 2/17/2026 * 20,791 6,653
Fintech Acquisition Corp. V,
expiring 10/31/2025 * 33,727 31,646
FinTech Acquisition Corp. VI,
expiring 12/31/2027 (2)* 37,676 18,838
Fintech Ecosystem
Development Corp., expiring
12/31/2028 * 5,365 1,019
First Light Acquisition Group,
Inc., expiring 10/7/2023 * 20,232 7,281
First Reserve Sustainable
Growth Corp., expiring
12/31/2027 * 20,625 6,371
Flame Acquisition Corp.,
expiring 12/31/2028 * 65,866 19,101
Focus Impact Acquisition
Corp., expiring 4/23/2023 * 50,975 14,018
Forest Road Acquisition
Corp. II, expiring 1/15/2026 * 16,622 7,267
Fortistar Sustainable
Solutions Corp., expiring
12/31/2027 (2)* 22,283 6,921
Fortress Value Acquisition
Corp. III, expiring 12/31/2027
* 15,939 7,013
Fortress Value Acquisition
Corp. IV, expiring 3/18/2028 * 36,166 19,168
Fortune Rise Acquisition
Corp., expiring 11/26/2023 * 49,324 11,966
Forum Merger IV Corp.,
expiring 12/31/2027 * 117,500 53,756
FoxWayne Enterprises
Acquisition Corp., expiring
12/31/2026 * 34,500 2,412
FTAC Parnassus Acquisition
Corp., expiring 3/10/2026 * 44,034 16,530
FTAC Zeus Acquisition Corp.,
expiring 12/31/2027 * 127,515 46,849

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Fusion Acquisition Corp. II,
expiring 12/31/2027 * 27,666 5,569
Future Health ESG Corp.,
expiring 2/19/2023 * 45,911 18,061
G&P Acquisition Corp.,
expiring 3/5/2027 * 161,666 26,303
Gaming & Hospitality
Acquisition Corp., expiring
2/4/2028 (2)* 8,207 2,216
Gardiner Healthcare
Acquisitions Corp., expiring
7/11/2024 * 52,651 10,393
GigCapital5, Inc., expiring
12/31/2028 * 123,100 27,759
GigInternational1, Inc.,
expiring 12/31/2028 * 149,500 53,730
Gladstone Acquisition Corp.,
expiring 12/31/2027 * 69,500 22,935
Glass Houses Acquisition
Corp., expiring 12/31/2027 * 68,833 23,389
Glenfarne Merger Corp.,
expiring 12/31/2027 * 54,888 17,399
Global Consumer Acquisition
Corp., expiring 12/31/2027 * 106,500 26,412
Globalink Investment, Inc.,
expiring 8/19/2023 * 74,843 8,233
GO Acquisition Corp.,
expiring 8/31/2027 * 189,866 34,176
Goal Acquisitions Corp.,
expiring 2/11/2026 * 84,630 25,389
Golden Arrow Merger Corp.,
expiring 7/31/2026 (2)* 131,733 32,248
Golden Falcon Acquisition
Corp., expiring 11/4/2026 * 64,925 17,536
Good Works II Acquisition
Corp., expiring 2/1/2028 * 126,000 28,993
Gores Holdings VII, Inc.,
expiring 12/31/2027 (2)* 10,416 8,482
Gores Holdings VIII, Inc.,
expiring 12/31/2027 * 10,416 13,645
Gores Technology Partners II,
Inc., expiring 12/31/2027 * 16,613 12,407
Gores Technology Partners,
Inc., expiring 12/31/2027 (2)* 16,560 12,917
Graf Acquisition Corp. IV,
expiring 5/31/2028 (2)* 73,000 44,289
Group Nine Acquisition Corp.,
expiring 1/14/2026 (2)* 27,604 7,729
GX Acquisition Corp. II,
expiring 12/31/2028 * 137,666 38,546
Hamilton Lane Alliance
Holdings I, Inc., expiring
1/8/2026 * 27,583 7,447
Hawks Acquisition Corp.,
expiring 1/29/2023 * 37,175 8,848
Haymaker Acquisition Corp.
III, expiring 2/12/2027 * 20,786 11,432
Health Assurance Acquisition
Corp., expiring 11/12/2025 * 95,166 48,535
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Healthcare Services
Acquisition Corp., expiring
12/31/2027 * 55,650 19,472
Healthwell Acquisition Corp. I,
expiring 8/5/2028 (2)* 139,600 46,068
Hennessy Capital Investment
Corp. V, expiring 1/11/2026 * 20,630 8,262
Hennessy Capital Investment
Corp. VI, expiring 12/31/2027
(3)*(d) 232,490 111,618
Home Plate Acquisition
Corp., expiring 3/3/2023 (2)* 20,508 6,561
Hudson Executive Investment
Corp. II, expiring 1/31/2027 * 20,775 7,768
Hudson Executive Investment
Corp. III, expiring 12/31/2028
* 41,333 16,331
HumanCo Acquisition Corp.,
expiring 12/31/2027 * 33,563 10,740
IG Acquisition Corp., expiring
10/5/2027 * 182,500 58,400
Ignyte Acquisition Corp.,
expiring 12/31/2027 (2)* 17,500 6,389
Inception Growth Acquisition
Ltd., expiring 5/8/2023 * 56,259 12,771
Industrial Human Capital,
Inc., expiring 12/31/2028 * 89,858 16,174
Insight Acquisition Corp.,
expiring 2/11/2023 * 25,170 8,306
INSU Acquisition Corp. III,
expiring 12/31/2026 * 24,733 4,947
Integral Acquisition Corp. 1,
expiring 12/14/2028 * 53,808 21,518
Integrated Rail and
Resources Acquisition Corp.,
expiring 5/21/2023 * 54,219 17,778
Intelligent Medicine
Acquisition Corp., expiring
1/13/2023 * 62,785 17,454
InterPrivate II Acquisition
Corp., expiring 12/31/2028 * 16,500 9,075
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 * 16,500 11,057
InterPrivate IV InfraTech
Partners, Inc., expiring
12/31/2027 * 16,600 8,300
Isleworth Healthcare
Acquisition Corp., expiring
8/2/2027 * 64,666 10,741
Jackson Acquisition Co.,
expiring 12/31/2028 (2)* 183,961 36,792
Jaws Hurricane Acquisition
Corp., expiring 2/23/2023 * 34,250 25,687
JOFF Fintech Acquisition
Corp., expiring 12/31/2027 * 27,727 7,234
Juniper II Corp., expiring
12/31/2028 * 53,808 21,900
Jupiter Acquisition Corp.,
expiring 8/25/2022 * 105,000 34,629

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Kadem Sustainable Impact
Corp., expiring 3/16/2026 * 151,547 26,127
Kingswood Acquisition Corp.,
expiring 5/1/2027 * 112,062 15,677
KINS Technology Group, Inc.,
expiring 12/31/2025 * 78,500 10,990
KKR Acquisition Holdings I
Corp., expiring 12/31/2027 * 31,000 20,460
KL Acquisition Corp., expiring
1/12/2028 (2)* 26,355 6,120
KludeIn I Acquisition Corp.,
expiring 7/8/2027 * 28,833 4,322
Landcadia Holdings IV, Inc.,
expiring 12/31/2028 * 84,500 40,568
Larkspur Health Acquisition
Corp., expiring 5/17/2023 * 39,393 6,780
LAVA Medtech Acquisition
Corp., expiring 4/1/2023 * 31,732 11,103
Learn CW Investment Corp.,
expiring 12/31/2028 * 13,352 4,139
Lefteris Acquisition Corp.,
expiring 10/23/2025 * 185,333 47,445
Legato Merger Corp. II,
expiring 2/5/2023 * 77,207 28,320
LF Capital Acquisition Corp.
II, expiring 1/7/2026 * 54,396 10,335
Liberty Media Acquisition
Corp., expiring 12/31/2027 * 5,355 3,588
LightJump Acquisition Corp.,
expiring 12/31/2027 * 27,000 7,290
Lionheart Acquisition Corp. II,
expiring 2/14/2026 * 299,040 121,620
Lionheart III Corp., expiring
3/19/2023 * 44,840 13,004
Live Oak Crestview Climate
Acquisition Corp., expiring
3/12/2026 * 54,710 28,449
Live Oak Mobility Acquisition
Corp., expiring 3/4/2028 * 17,760 7,980
LMF Acquisition
Opportunities, Inc., expiring
1/31/2027 * 27,333 5,655
Logistics Innovation
Technologies Corp., expiring
6/15/2028 * 81,857 29,477
Longview Acquisition Corp. II,
expiring 5/10/2026 * 37,000 15,529
Lux Health Tech Acquisition
Corp., expiring 11/30/2027 * 166,856 70,063
M3-Brigade Acquisition II
Corp., expiring 12/31/2027
(2)* 413,333 139,087
M3-Brigade Acquisition III
Corp., expiring 5/11/2023 * 149,671 37,238
Mana Capital Acquisition
Corp., expiring 12/1/2026 * 19,524 3,905
Maquia Capital Acquisition
Corp., expiring 12/31/2027 * 113,500 22,416
Marblegate Acquisition Corp.,
expiring 12/9/2022 * 573,387 177,750
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Mason Industrial Technology,
Inc., expiring 12/31/2027 * 50,518 16,666
Maxpro Capital Acquisition
Corp., expiring 1/22/2023 * 9,347 2,056
McLaren Technology
Acquisition Corp., expiring
3/3/2023 (2)* 89,681 18,833
MDH Acquisition Corp.,
expiring 2/2/2028 * 42,000 6,640
MedTech Acquisition Corp.,
expiring 12/18/2025 * 45,166 11,436
Mercato Partners Acquisition
Corp., expiring 12/28/2026 * 71,745 22,958
Minority Equality
Opportunities Acquisition,
Inc., expiring 4/29/2023 * 40,202 7,634
Mission Advancement Corp.,
expiring 12/31/2028 * 37,000 8,458
Monterey Bio Acquisition
Corp., expiring 6/7/2023 * 8,700 1,887
Monument Circle Acquisition
Corp., expiring 12/31/2027 * 41,375 9,185
Mount Rainier Acquisition
Corp., expiring 12/4/2022 * 84,937 20,385
Mudrick Capital Acquisition
Corp. II, expiring 9/10/2027 * 119,007 49,983
Music Acquisition Corp.
(The), expiring 2/5/2028 * 23,325 5,183
Nabors Energy Transition
Corp., expiring 6/8/2023 * 127,094 48,283
New Providence Acquisition
Corp. II, expiring 12/31/2027
* 41,859 13,784
Newbury Street Acquisition
Corp., expiring 12/31/2027 * 88,000 23,461
NewHold Investment Corp. II,
expiring 10/21/2023 * 67,366 18,068
NightDragon Acquisition
Corp., expiring 12/31/2027 * 16,666 8,000
North Mountain Merger
Corp., expiring 9/16/2025 * 77,010 20,793
Northern Genesis Acquisition
Corp. III, expiring 12/31/2027
(2)* 57,500 27,600
Northern Lights Acquisition
Corp., expiring 12/2/2022 * 45,666 10,047
Northern Star Investment
Corp. II, expiring 1/31/2028 * 16,500 6,991
Northern Star Investment
Corp. III, expiring 2/25/2028 * 13,777 6,060
Northern Star Investment
Corp. IV, expiring 12/31/2027
* 13,777 6,405
NorthView Acquisition Corp.,
expiring 10/21/2023 * 77,299 14,679
OCA Acquisition Corp.,
expiring 12/31/2027 * 55,769 8,923
OceanTech Acquisitions I
Corp., expiring 5/10/2026 * 104,000 14,550

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Omnichannel Acquisition
Corp., expiring 12/30/2027 * 285,500 51,990
OmniLit Acquisition Corp.,
expiring 11/8/2026 * 40,496 9,557
One Equity Partners Open
Water I Corp., expiring
12/31/2027 * 27,441 9,056
OPY Acquisition Corp. I,
expiring 4/8/2023 * 41,286 16,514
Orion Acquisition Corp.,
expiring 2/19/2026 * 20,833 6,458
Osiris Acquisition Corp.,
expiring 5/1/2028 * 254,000 60,935
OTR Acquisition Corp.,
expiring 12/31/2025 * 54,347 11,413
Oyster Enterprises
Acquisition Corp., expiring
12/31/2027 * 41,500 9,840
Parabellum Acquisition Corp.,
expiring 3/26/2023 * 24,278 5,586
Parsec Capital Acquisitions
Corp., expiring 1/8/2023 * 12,741 2,918
Periphas Capital Partnering
Corp., expiring 12/10/2028 * 19,041 14,113
Pershing Square Tontine
Holdings Ltd., expiring
7/24/2025 * 22,500 21,150
Phoenix Biotech Acquisition
Corp., expiring 9/1/2026 * 106,172 23,092
PHP Ventures Acquisition
Corp., expiring 12/4/2023 * 14,700 3,043
Pine Island Acquisition Corp.,
expiring 10/29/2027 * 190,333 91,607
Pine Technology Acquisition
Corp., expiring 3/31/2028 * 213,333 47,829
Pivotal Investment Corp. III,
expiring 12/31/2027 * 16,566 7,649
PMV Consumer Acquisition
Corp., expiring 8/31/2027 (2)* 146,000 37,960
Pono Capital Corp., expiring
12/16/2022 * 89,775 21,348
Population Health Investment
Co., Inc., expiring 10/1/2025 * 38,400 9,819
Post Holdings Partnering
Corp., expiring 2/9/2023 * 64,630 36,361
Power & Digital Infrastructure
Acquisition II Corp., expiring
12/14/2024 * 159,558 63,823
Priveterra Acquisition Corp.,
expiring 12/31/2027 (2)* 31,100 9,330
Progress Acquisition Corp.,
expiring 12/31/2027 * 41,500 10,130
PROOF Acquisition Corp. I,
expiring 12/3/2023 (2)* 75,432 21,121
Property Solutions Acquisition
Corp. II, expiring 3/1/2026 * 74,100 20,377
PropTech Investment Corp. II,
expiring 12/31/2027 (2)* 57,659 14,997
PWP Forward Acquisition
Corp. I, expiring 3/9/2026 * 32,333 10,993
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Recharge Acquisition Corp.,
expiring 10/5/2027 * 139,000 33,332
Revolution Healthcare
Acquisition Corp., expiring
12/31/2028 * 16,506 7,426
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 * 27,555 5,098
Roth Ch Acquisition IV Co.,
expiring 1/9/2023 * 49,182 13,284
Roth CH Acquisition V Co.,
expiring 5/24/2023 * 14,143 5,656
RXR Acquisition Corp.,
expiring 3/8/2026 * 18,500 8,325
Sandbridge X2 Corp.,
expiring 12/31/2027 (2)* 27,500 12,658
Schultze Special Purpose
Acquisition Corp. II, expiring
3/25/2028 * 31,865 11,150
Science Strategic Acquisition
Corp. Alpha, expiring
12/31/2027 * 27,494 6,060
SCP & CO Healthcare
Acquisition Co., expiring
1/27/2028 (2)* 41,562 8,317
Seaport Calibre Materials
Acquisition Corp., expiring
1/19/2023 * 22,683 5,970
Seaport Global Acquisition II
Corp., expiring 11/1/2023 * 40,848 13,443
Senior Connect Acquisition
Corp. I, expiring 12/31/2027 * 78,500 14,130
Shelter Acquisition Corp. I,
expiring 12/31/2027 * 98,333 34,417
ShoulderUp Technology
Acquisition Corp., expiring
7/26/2023 * 108,870 37,016
Sierra Lake Acquisition Corp.,
expiring 3/31/2028 * 40,505 9,891
Silver Spike Acquisition Corp.
II, expiring 2/26/2026 * 20,000 6,200
Simon Property Group
Acquisition Holdings, Inc.,
expiring 2/4/2026 * 16,600 7,799
Sizzle Acquisition Corp.,
expiring 3/12/2026 (3)*(d) 35,872 5,740
Social Leverage Acquisition
Corp. I, expiring 12/31/2027 * 20,666 8,266
Software Acquisition Group,
Inc. III, expiring 12/31/2027 * 92,500 22,422
Southport Acquisition Corp.,
expiring 5/24/2023 (2)* 182,986 49,772
Spindletop Health Acquisition
Corp., expiring 12/31/2028
(2)* 62,776 14,062
SportsMap Tech Acquisition
Corp., expiring 9/1/2027 * 64,363 15,962
SportsTek Acquisition Corp.,
expiring 12/31/2027 * 68,700 12,435

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Springwater Special
Situations Corp., expiring
4/12/2026 * 20,106 8,038
Stratim Cloud Acquisition
Corp., expiring 3/5/2026 * 148,000 29,837
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 * 41,836 12,530
Tailwind Acquisition Corp.,
expiring 9/7/2027 * 313,280 53,258
Tastemaker Acquisition Corp.,
expiring 12/31/2025 * 72,083 16,168
TCW Special Purpose
Acquisition Corp., expiring
12/31/2028 * 136,813 44,122
Tech and Energy Transition
Corp., expiring 12/31/2027 * 123,333 34,533
TG Venture Acquisition Corp.,
expiring 8/13/2023 * 215,235 44,661
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 * 16,818 8,967
Thunder Bridge Capital
Partners IV, Inc., expiring
3/12/2023 * 64,400 42,375
Tishman Speyer Innovation
Corp. II, expiring 12/31/2027
* 16,633 6,321
TLG Acquisition One Corp.,
expiring 1/25/2028 * 27,727 5,493
Trajectory Alpha Acquisition
Corp., expiring 12/31/2027
(3)*(d) 54,960 16,983
Tribe Capital Growth Corp. I,
expiring 3/5/2026 * 63,888 32,583
Tuscan Holdings Corp. II,
expiring 7/16/2025 * 95,000 47,500
Twelve Seas Investment Co.
II, expiring 3/2/2028 * 32,933 8,233
USHG Acquisition Corp.,
expiring 12/31/2028 * 27,533 31,043
VectoIQ Acquisition Corp. II,
expiring 12/31/2027 * 31,400 14,309
Velocity Acquisition Corp.,
expiring 2/26/2027 * 27,541 9,119
Vision Sensing Acquisition
Corp., expiring 3/24/2023 * 38,412 8,063
VMG Consumer Acquisition
Corp., expiring 7/3/2023 * 90,393 33,445
VPC Impact Acquisition
Holdings II, expiring
12/31/2027 * 26,666 8,426
Warburg Pincus Capital Corp.
I-B, expiring 3/9/2026 * 12,000 5,400
Warrior Technologies
Acquisition Co., expiring
3/31/2028 * 41,416 10,354
Williams Rowland Acquisition
Corp., expiring 12/25/2022 * 115,833 30,117
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.6% (continued)
Zanite Acquisition Corp.,
expiring 10/8/2025 * 128,400 82,189
Z-Work Acquisition Corp.,
expiring 1/4/2026 * 27,555 7,263
7,472,080
Consumer Finance - 0.0% (a)
Katapult Holdings, Inc.,
expiring 12/31/2026 * 37,503 12,376
Moneylion , Inc., expiring
9/22/2026 * 171,982 66,024
78,400
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas) * 181,241 543,723
Electrical Equipment - 0.0% (a)
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 118,304 128,951
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
* 21,154 51,616
Heliogen , Inc., expiring
3/31/2028 * 3,638 4,475
185,042
Electronic Equipment, Instruments & Components - 0.0% (a)
Arbe Robotics Ltd., expiring
10/7/2026 (Israel) * 29,931 27,731
Cepton , Inc., expiring
2/10/2027 * 11,281 5,528
Evolv Technologies Holdings,
Inc., expiring 7/16/2026 * 2,557 965
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 136,681 139,414
Velodyne Lidar, Inc., expiring
9/29/2025 * 130,162 134,718
308,356
Energy Equipment & Services - 0.0% (a)
National Energy Services
Reunited Corp., expiring
6/6/2023 (3)*(d) 320,120 352,132
Entertainment - 0.0% (a)
Anghami , Inc., expiring
2/3/2027 * 5,476 3,257
Health Care Equipment & Supplies - 0.0% (a)
Alpha Tau Medical Ltd.,
expiring 3/7/2027 (Israel) * 4,004 2,442
Health Care Providers & Services - 0.0% (a)
DocGo , Inc., expiring
10/2/2027 * 75,364 159,772
P3 Health Partners, Inc.,
expiring 11/19/2026 * 2,247 3,595
163,367

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Hotels, Restaurants & Leisure - 0.0% (a)
Codere Online Luxembourg
SA, expiring 12/30/2026
(Luxembourg) * 16,207 9,076
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 135,100 33,842
Super Group SGHC
Ltd., expiring 10/30/2025
(Guernsey) * 44,891 129,062
171,980
Household Durables - 0.0% (a)
Landsea Homes Corp.,
expiring 1/7/2026 * 188,018 43,244
Household Products - 0.0% (a)
Greenrose Holding Co., Inc.
(The), expiring 8/11/2026 * 53,175 12,762
Insurance - 0.0% (a)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 194,273 141,800
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
* 144,500 11,558
153,358
Interactive Media & Services - 0.0% (a)
Leafly Holdings, Inc., expiring
11/7/2026 * 53,513 69,567
Internet & Direct Marketing Retail - 0.0% (a)
BARK, Inc., expiring
8/29/2025 * 201,430 130,285
IT Services - 0.1%
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 *(b) 178,863 23,252
Exela Technologies, Inc.,
expiring 7/12/2022 * 23,653 592
Verra Mobility Corp., expiring
10/17/2023 * 106,433 638,598
662,442
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 272,289 24,234
Oil, Gas & Consumable Fuels - 0.0% (a)
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 86,647 32,839
Falcon Minerals Corp.,
expiring 8/23/2023 * 403,883 138,774
NextDecade Corp., expiring
7/24/2022 * 531,200 100,716
NextDecade Corp., expiring
7/24/2022 * 546,520 103,620
375,949
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Pharmaceuticals - 0.0% (a)
4d pharma plc, expiring
3/9/2026 (United Kingdom) * 63,026 22,633
Reviva Pharmaceuticals
Holdings, Inc., expiring
12/25/2025 * 102,990 25,747
48,380
Professional Services - 0.0% (a)
Otonomo Technologies Ltd.,
expiring 8/13/2026 (Israel) * 259,191 41,471
Real Estate Management & Development - 0.0% (a)
Doma Holdings, Inc., expiring
7/28/2026 * 59,900 20,863
Offerpad Solutions, Inc.,
expiring 9/1/2026 * 85,054 68,894
89,757
Software - 0.0% (a)
GTY Technology Holdings,
Inc., expiring 2/19/2024 (2)* 153,681 31,197
NextNav , Inc., expiring
10/31/2027 * 88,505 168,160
Rimini Street, Inc., expiring
10/10/2022 * 360,440 39,612
238,969
Specialty Retail - 0.0% (a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) * 57,999 1,757
LXRandCo , Inc., expiring
6/9/2022 (Canada) (3)*(d) 776,000 3,104
4,861
Technology Hardware, Storage & Peripherals - 0.0% (a)
CompoSecure , Inc., expiring
10/31/2025 * 162,826 257,265
Trading Companies & Distributors - 0.0% (a)
Custom Truck One Source,
Inc., expiring 1/1/2025 * 6,160 13,552
Transportation Infrastructure - 0.0% (a)
Sky Harbour Group Corp.,
expiring 10/21/2025 * 64,264 97,039
Wireless Telecommunication Services - 0.0% (a)
Starry Group Holdings, Inc.,
expiring 9/26/2025 * 89,630 78,874
TOTAL WARRANTS
(Cost $2,419,839) 12,329,136

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
NO. OF
UNITS VALUE ($)
SECURITIES IN LITIGATION - 0.0% (a)
Health Care Equipment & Supplies - 0.0% (a)
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(d)(e) 12,969 –
DEMC Ltd., Class A-2 (acquired
3/10/2016 - 12/18/2018, Cost
$369,930) (3)*(d)(e) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
8/6/2019 - 7/16/2021, Cost
$293,744) (3)*(d)(e) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
1/31/2022, Cost $4,032) (3)*(d)(e) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(d)(e) 10,488 –
DEMC Ltd., Class B-2 (acquired
4/12/2017, Cost $–) (3)*(d)(e) 513,897,326 514
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(d)(e) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(d)(e) 40,321,771,424,070 –
TOTAL SECURITIES IN LITIGATION
(Cost $797,403) 514
UNITS - 6.1%
Capital Markets - 6.1%
Achari Ventures Holdings Corp. I
(2)* 42,909 431,235
Ackrell Spac Partners I Co. (2)*
73,575 759,294
Aetherium Acquisition Corp. (2)*
175,712 1,748,334
Alpine Acquisition Corp. (2)*
30,206 305,383
Alset Capital Acquisition Corp. *
122,497 1,243,345
Archimedes Tech SPAC Partners
Co. * 132,000 1,310,760
Atlantic Coastal Acquisition Corp.
II * 413,263 4,128,497
Banyan Acquisition Corp. *
334,459 3,347,935
byNordic Acquisition Corp.
(Sweden) * 138,415 1,379,998
C5 Acquisition Corp. *
263,385 2,660,189
CF Acquisition Corp. VII *
1 10
Clean Earth Acquisitions Corp. *
195,349 1,961,304
DUET Acquisition Corp. *
73,788 739,356
Empowerment & Inclusion Capital
I Corp. * 1 10
FG Merger Corp. *
98,185 986,759
FTAC Emerald Acquisition Corp. *
237,726 2,372,506
FutureTech II Acquisition Corp. *
38,964 390,419
Genesis Unicorn Capital Corp. *
67,549 676,841
Goldenstone Acquisition Ltd. *
32,200 321,356
Gores Holdings IX, Inc. *
1,656,295 16,645,765
Gores Technology Partners II, Inc.
(2)* 43,958 432,986
GSR II Meteora Acquisition Corp.
(2)* 244,186 2,461,395
Heartland Media Acquisition Corp.
* 400,846 3,992,426
HNR Acquisition Corp. (2)*
49,014 491,120
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 6.1% (continued)
HumanCo Acquisition Corp. *
1 10
Industrial Tech Acquisitions II, Inc.
(2)* 126,008 1,262,600
Kimbell Tiger Acquisition Corp. *
371,545 3,763,751
KnightSwan Acquisition Corp. *
334,038 3,343,720
Larkspur Health Acquisition Corp.
(2)* 2 20
Metal Sky Star Acquisition Corp.
103,342 1,033,420
Murphy Canyon Acquisition Corp. *
97,859 988,376
Nubia Brand International Corp. *
284,300 2,843,000
Papaya Growth Opportunity Corp.
I * 413,288 4,137,013
PowerUp Acquisition Corp. *
452,925 4,551,896
Redwoods Acquisition Corp. *
74,885 751,097
Relativity Acquisition Corp. *
89,748 903,762
RF Acquisition Corp. (Singapore) *
114,573 1,149,167
Riverview Acquisition Corp. *
210,000 2,100,000
Sagaliam Acquisition Corp. *
70,003 704,230
Sanaby Health Acquisition Corp. I *
64,385 648,357
Signal Hill Acquisition Corp. *
89,861 900,407
Viscogliosi Brothers Acquisition
Corp. (2)* 52,960 526,422
Western Acquisition Ventures Corp.
(2)* 67,539 675,390
Zimmer Energy Transition
Acquisition Corp. (2)* 482,000 4,728,420
TOTAL UNITS
(Cost $83,678,035) 83,798,281
SHARES
SHORT-TERM INVESTMENTS - 58.2%
INVESTMENT COMPANIES - 33.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.17% (h)( i ) 29,090,975 29,090,975
Limited Purpose Cash Investment
Fund, 0.18% (h)(j) 439,284,626 439,064,983
UBS Select Treasury Preferred
Fund, Class I, 0.17% (h) 1,680 1,680
TOTAL INVESTMENT COMPANIES
(Cost $468,149,531) 468,157,638
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 24.3%
U.S. Treasury Bills
0.06%, 4/7/2022 (2)(k) $ 34,717,000 34,716,161
0.06%, 5/5/2022 (2)(k) 9,381,000 9,379,693
0.07%, 5/12/2022 (2)(b)(k)(l) 40,000,000 39,991,276
0.07%, 5/19/2022 (2)(k)(l) 26,657,000 26,648,144
0.28%, 7/14/2022 (2)(k)(l) 46,101,000 46,020,093
0.38%, 7/28/2022 (2)(k)(l) 12,272,000 12,241,630
0.53%, 8/4/2022 (2)(k)(l) 34,509,000 34,413,421
0.77%, 8/18/2022 (2)(k)(l) 11,143,000 11,106,716
0.87%, 9/22/2022 (2)(k)(l) 60,809,000 60,530,275

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 24.3% (continued)
1.06%, 9/29/2022 (2)(k) $ 60,715,000 60,407,653
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $335,573,655) 335,455,062
TOTAL SHORT-TERM INVESTMENTS
(Cost $803,723,186) 803,612,700
TOTAL LONG POSITIONS
(Cost $1,414,737,321) 1,407,416,316
SHARES
SHORT POSITIONS - (6.7)%
COMMON STOCKS - (5.9)%
Aerospace & Defense - (0.1)%
Virgin Galactic Holdings, Inc. * (188,996) (1,867,281)
Automobiles - 0.0% (a)
Arrival SA (Luxembourg) * (106,336) (396,633)
Biotechnology - (0.4)%
Avid Bioservices , Inc. *
(71,235) (1,451,057)
Inovio Pharmaceuticals, Inc. *
(142,076) (510,053)
Ironwood Pharmaceuticals, Inc. *
(59,273) (745,654)
PTC Therapeutics, Inc. *
(79,129) (2,952,303)
(5,659,067)
Capital Markets - (0.6)%
Goldman Sachs Group, Inc. (The)
(22,551) (7,444,085)
Penson Worldwide, Inc. (3)*(d)
(212,307) –
(7,444,085)
Chemicals - (0.1)%
Danimer Scientific, Inc. * (139,219) (815,823)
Communications Equipment - (0.4)%
Infinera Corp. *
(272,647) (2,363,850)
Lumentum Holdings, Inc. *
(24,897) (2,429,947)
(4,793,797)
Consumer Finance - (0.1)%
EZCORP, Inc., Class A *
(70,330) (424,793)
LendingTree , Inc. *
(1,609) (192,549)
(617,342)
Diversified Telecommunication Services - 0.0% (a)
Bandwidth, Inc., Class A * (5,369) (173,902)
Electrical Equipment - (0.2)%
Array Technologies, Inc. * (271,396) (3,058,633)
Energy Equipment & Services - 0.0% (a)
Helix Energy Solutions Group,
Inc. * (19,297) (92,240)
Entertainment - 0.0% (a)
Sea Ltd., ADR (Taiwan) * (2,648) (317,204)
Health Care Equipment & Supplies - (0.2)%
Alphatec Holdings, Inc. *
(67,126) (771,949)
China Medical Technologies, Inc.,
ADR (China) (3)*(d) (35,303) –
Novocure Ltd. *
(4,434) (367,357)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (0.2)% (continued)
Varex Imaging Corp. *
(92,753) (1,974,711)
(3,114,017)
Health Care Providers & Services - (0.7)%
Anthem, Inc. (18,211) (8,945,607)
Hotels, Restaurants & Leisure - (0.5)%
DraftKings , Inc., Class A *
(46,119) (897,937)
MakeMyTrip Ltd. (India) *
(35,697) (957,751)
Norwegian Cruise Line Holdings
Ltd. * (237,213) (5,190,220)
(7,045,908)
Household Durables - (0.1)%
GoPro, Inc., Class A * (79,344) (676,804)
Independent Power and Renewable Electricity Producers - (0.2)%
Sunnova Energy International,
Inc. * (137,849) (3,178,798)
Interactive Media & Services - (0.4)%
Eventbrite, Inc., Class A *
(111,523) (1,647,195)
Snap, Inc., Class A *
(114,587) (4,123,986)
(5,771,181)
Internet & Direct Marketing Retail - (0.5)%
Etsy, Inc. *
(10,863) (1,350,054)
Farfetch Ltd., Class A (United
Kingdom) * (162,811) (2,461,702)
Groupon, Inc. *
(12,353) (237,548)
Porch Group, Inc. *
(28,151) (195,509)
Xometry , Inc., Class A *
(78,482) (2,884,213)
(7,129,026)
IT Services - 0.0% (a)
Fastly , Inc., Class A *
(2,341) (40,687)
Limelight Networks, Inc. *
(37,629) (196,423)
(237,110)
Machinery - (0.2)%
Greenbrier Cos., Inc. (The) (59,863) (3,083,543)
Media - (0.6)%
Cable One, Inc.
(527) (771,655)
DISH Network Corp., Class A *
(20,022) (633,696)
Paramount Global, Class A
(104,295) (4,214,561)
TechTarget , Inc. *
(36,478) (2,964,932)
(8,584,844)
Metals & Mining - 0.0% (a)
Ivanhoe Mines Ltd., Class A
(Canada) * (54,750) (510,647)
Oil, Gas & Consumable Fuels - 0.0% (a)
Scorpio Tankers, Inc. (Monaco) (13,938) (297,994)
Pharmaceuticals - 0.0% (a)
Innoviva , Inc. * (27,055) (523,514)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $238,384,005. In addition,
$18,728,582 of cash collateral was pledged.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $146,917,649, which represents approximately 10.64% of net assets of the fund.
(d) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2022 amounted to $2,241,911, which represents approximately 0.16% of net assets of the fund.
(e) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities).  Total value of all such securities at March 31, 2022 amounted to $1,257,916 which represents approximately 0.09% of net assets of the fund.
(f) Defaulted security.
(g) Payment in-kind security.
(h) Represents 7-day effective yield as of March 31, 2022.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended March 31, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - (0.1)%
Opendoor Technologies, Inc. *
(109,354) (945,912)
Realogy Holdings Corp. *
(8,647) (135,585)
Redfin Corp. *
(8,289) (149,534)
(1,231,031)
Software - (0.3)%
Avalara, Inc. *
(5,481) (545,414)
Five9, Inc. *
(8,011) (884,415)
Marathon Digital Holdings, Inc. *
(32,401) (905,608)
NortonLifeLock , Inc.
(30,765) (815,888)
Veritone , Inc. *
(10,415) (190,386)
(3,341,711)
Technology Hardware, Storage & Peripherals - (0.2)%
3D Systems Corp. * (116,571) (1,944,404)
TOTAL COMMON STOCKS
(Proceeds $(86,878,926)) (80,852,146)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (0.8)%
Hotels, Restaurants & Leisure - (0.6)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2) $ (6,200,000) (8,946,600)
Life Sciences Tools & Services - (0.2)%
Illumina, Inc.
0.00%, 8/15/2023 (2) (2,350,000) (2,568,550)
TOTAL CONVERTIBLE BONDS
(Proceeds $(9,649,974)) (11,515,150)
TOTAL SHORT POSITIONS
(Proceeds $(96,528,900)) (92,367,296)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.2%
(Cost $1,318,208,421) 1,315,049,020
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.8% (m) 66,300,007
NET ASSETS - 100.0% 1,381,349,027
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 54,173,226 3.9%
Consumer Discretionary 35,366,019 2.6
Consumer Staples 12,762 0.0 (a)
Energy 3,889,123 0.3
Financials 298,963,050 21.6
Health Care 27,833,181 2.0
Industrials 15,898,130 1.2
Information Technology 47,856,733 3.5
Materials 17,082,727 1.2
Real Estate 6,148,205 0.4
Utilities 4,213,164 0.3
Short-Term Investments 803,612,700 58.2
Total Investments In Securities
At Value 1,315,049,020 95.2
Other Assets in Excess of
Liabilities (m) 66,300,007 4.8
Net Assets
$ 1,381,349,027 100.0%

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2022
Shares
Held At
3/31/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 31.8%
INVESTMENT COMPANIES - 31.8%
Limited Purpose
Cash Investment
Fund,
0.18% (a)
(Cost $439,056,876) $382,197,517 $452,032,162 $(395,123,323) $(49,445) $8,072 $439,064,983 439,284,626 $51,153 $84
(a) Represents 7-day effective yield as of March 31, 2022.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Credit default swap contracts outstanding - buy protection as of March 31, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
38.V1 5.00 % Quarterly 6/20/2027 3.73 % USD 58,350,000 $ (2,714,837) $ (591,366) $ (3,306,203)
$ (2,714,837) $ (591,366) $ (3,306,203)
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 38 6/2022 USD $ 8,608,425 $ 537,565
537,565
Short Contracts
S&P 500 E-Mini Index (56) 6/2022 USD (12,686,100) (725,314)
S&P 500 E-Mini Index (105) 6/2022 USD (23,786,438) 1,133
U.S. Treasury 10 Year Note (53) 6/2022 USD (6,505,750) 103,377
U.S. Treasury 5 Year Note (940) 6/2022 USD (107,659,375) 2,402,195
1,781,391
$ 2,318,956

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 3,062,964 USD 2,412,417 CITI 6/15/2022 $ 37,208
CAD 3,062,957 USD 2,412,415 JPMC 6/15/2022 37,205
USD 67,422 CAD 84,159 CITI 6/15/2022 115
USD 1,769,736 EUR 1,569,761 CITI 6/15/2022 28,269
USD 1,509,724 EUR 1,335,839 JPMC 6/15/2022 27,767
Total unrealized appreciation 130,564
USD 21,783,705 CAD 27,689,236 CITI 6/15/2022 (360,941)
USD 13,252,639 CAD 16,850,045 JPMC 6/15/2022 (223,294)
USD 948,513 EUR 861,300 CITI 6/15/2022 (6,998)
USD 33,766 EUR 30,508 JPMC 6/15/2022 (79)
Total unrealized depreciation (591,312)
Net unrealized depreciation $ (460,748)
Total Return Basket Swaps Outstanding at March 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-1.25%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
14-32 months
maturity ranging
from 01/25/2023
- 07/11/2024 $269,957 $(3,374) $(13,737) $(17,111)
BNPP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the SONIA plus
or minus a specified spread
(0.03%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
03/16/2027 $1,388,937 $(9,921) $4,279 $(5,642)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Floating Rate plus or minus
a specified spread (-1.00%),
which is denominated in USD
based on the local currencies of
the positions within the swap.
40-61 months
maturity
07/03/2023 $229,944 $4,359 $(43) $4,316

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.02% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43 months
maturity
06/25/2025 $412,172,808 $(28,515,804) $12,556,729 $(15,959,075)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Canada
Canadian Solar, Inc., 2.50%, 10/1/2025 3,450,000 4,114,125 189,988 (1.2)
Hong Kong
Seaspan Corp., 3.75%, 12/15/2025 5,725,000 7,170,696 172,531 (1.1)
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 6,925,000 6,037,344 (1,513,266) 9.5
Alteryx , Inc., 1.00%, 8/1/2026 3,610,000 3,162,377 (615,473) 3.9
American Airlines Group, Inc., 6.50%, 7/1/2025 12,675,000 17,544,231 (810,044) 5.1
Artivion , Inc., 4.25%, 7/1/2025 2,950,000 3,467,921 388,026 (2.4)
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022 4,050,000 4,659,442 133,409 (0.8)
Bandwidth, Inc., 0.50%, 4/1/2028 9,255,000 6,089,790 (2,090,029) 13.1
Blackline, Inc., 0.00%, 3/15/2026 9,550,000 8,069,750 (978,875) 6.1
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 6,154,650 (1,075,125) 6.7
Ceridian HCM Holding, Inc., 0.25%, 3/15/2026 7,523,000 6,560,925 (825,616) 5.2
Chegg , Inc., 0.00%, 9/1/2026 12,745,000 10,412,665 (4,014,279) 25.2
CNX Resources Corp., 2.25%, 5/1/2026 14,080,000 24,511,666 6,574,816 (41.2)
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 7,594,095 (1,229,755) 7.7
Dropbox, Inc., 0.00%, 3/1/2028 5,500,000 5,182,100 (958,650) 6.0
Dropbox, Inc., 0.00%, 3/1/2026 5,450,000 5,084,850 (778,260) 4.9
Evolent Health, Inc., 3.50%, 12/1/2024 3,300,000 6,059,244 1,289,526 (8.1)
Evolent Health, Inc., 1.50%, 10/15/2025 4,514,000 5,349,189 594,335 (3.7)
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 10,419,893 (856,063) 5.4
GEO Corrections Holdings, Inc., 6.50%, 2/23/2026 8,500,000 8,440,292 121,323 (0.8)
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 6,992,098 (710,898) 4.5
Inotiv , Inc., 3.25%, 10/15/2027 4,750,000 4,582,830 (937,468) 5.9
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/2026 9,400,000 8,742,933 (231,247) 1.4
Ironwood Pharmaceuticals, Inc., 1.50%, 6/15/2026 5,400,000 6,387,710 (128,875) 0.8
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/2026 11,950,000 12,138,099 (348,743) 2.2
Magnite , Inc., 0.25%, 3/15/2026 7,450,000 5,887,204 (593,938) 3.7
MannKind Corp., 2.50%, 3/1/2026 3,125,000 3,083,297 (586,994) 3.7
Oak Street Health, Inc., 0.00%, 3/15/2026 10,250,000 8,097,500 (1,885,283) 11.8
Opendoor Technologies, Inc., 0.25%, 8/15/2026 6,750,000 5,253,598 (399,184) 2.5
PetIQ , Inc., 4.00%, 6/1/2026 2,975,000 3,577,948 (686,780) 4.3
PROS Holdings, Inc., 2.25%, 9/15/2027 5,425,000 5,737,151 (1,069,661) 6.7
Redfin Corp., 0.00%, 10/15/2025 8,050,000 5,931,844 (2,234,881) 14.0
RingCentral, Inc., 0.00%, 3/15/2026 4,475,000 3,660,550 (671,698) 4.2
Splunk , Inc., 1.13%, 6/15/2027 5,725,000 5,486,308 (815,054) 5.1

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Spotify USA, Inc., 0.00%, 3/15/2026 9,000,000 7,669,179 (610,821) 3.8
Stride, Inc., 1.13%, 9/1/2027 10,600,000 10,525,246 703,126 (4.4)
Twitter, Inc., 0.00%, 3/15/2026 9,475,000 7,954,262 (762,738) 4.8
Vonage Holdings Corp., 1.75%, 6/1/2024 11,600,000 15,304,081 (245,489) 1.5
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 10,713,625 (3,102,545) 19.4
WisdomTree Investments, Inc., 4.25%, 6/15/2023 4,400,000 5,070,970 724,395 (4.5)
SHARES
Short Positions
Common Stocks
Canada
Atlas Corp. (268,580) (3,942,754) (10,540) 0.1
United States
American Airlines Group, Inc. (528,009) (9,636,164) (565,495) 3.5
CNX Resources Corp. (855,315) (17,722,127) (5,074,170) 31.8
Evolent Health, Inc. (230,542) (7,446,507) (1,218,379) 7.6
Exact Sciences Corp. (64,235) (4,491,311) 314,637 (2.0)
GEO Group, Inc. (The) (539,023) (3,562,942) 425,419 (2.7)
Green Plains, Inc. (122,200) (3,789,422) 411,079 (2.6)
Ironwood Pharmaceuticals, Inc. (250,395) (3,149,969) (26,100) 0.2
MACOM Technology Solutions Holdings, Inc. (74,648) (4,469,176) 474,374 (3.0)
Stride, Inc. (109,874) (3,991,722) (312,201) 2.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
57-60 months
maturity ranging
from 11/12/2026
- 02/17/2027 $17,231,468 $454,657 $18,586 $473,243
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Crown Resorts Ltd. 1,254,642 11,947,595 324,987 68.7
Link Administration Holdings Ltd. 991,146 3,816,837 68,396 14.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Newcrest Mining Ltd. (72,599) (1,467,036) 61,274 12.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
54-56 months
maturity
ranging from
08/05/2026
- 09/30/2026 $22,845,728 $(296,126) $(6,673) $(302,799)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Brewin Dolphin Holdings plc 21,429 143,781 (342) 0.1
Meggitt plc 1,380,487 13,737,879 63,867 (21.1)
Ultra Electronics Holdings plc 105,880 4,600,359 179,451 (59.3)
United States
Avast plc 586,894 4,363,709 (539,102) 178.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
57-61 months
maturity
ranging from
09/06/2024
- 03/31/2027 $34,133,442 $(2,379,947) $1,823,480 $(556,467)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Splunk , Inc. 416 61,822 2,292 (0.4)
PRINCIPAL
Convertible Bonds
United States
Akamai Technologies, Inc., 0.38%, 9/1/2027 8,025,000 9,228,536 240,980 (43.3)
DISH Network Corp., 3.38%, 8/15/2026 3,975,000 3,592,189 (123,936) 22.3
LivePerson , Inc., 0.00%, 12/15/2026 3,655,000 2,896,869 (865,870) 155.6
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/2026 9,050,000 6,712,679 (2,486,476) 446.8
Wayfair, Inc., 1.00%, 8/15/2026 3,575,000 3,818,969 675,253 (121.3)
SHARES
Short Positions
Common Stocks
United States
Akamai Technologies, Inc. (45,375) (5,417,321) (283,407) 50.9
DISH Network Corp. (19,982) (632,430) (6,236) 1.1
LivePerson , Inc. (12,246) (299,047) (2,828) 0.5
Tabula Rasa HealthCare, Inc. (1,786) (10,287) 323 (0.1)
Wayfair, Inc. (13,209) (1,463,293) 469,958 (84.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(0.10% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
10/16/2025
- 03/12/2027 $204,200,709 $685,086 $(1,341,375) $(656,289)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Accelerate Acquisition Corp. 232,414 2,268,361 30,214 (4.6)
Acropolis Infrastructure Acquisition Corp. 420,999 4,087,900 16,840 (2.6)
Aequi Acquisition Corp. 321,000 3,155,430 (4,050) 0.6
AF Acquisition Corp. 278,582 2,716,174 36,216 (5.5)
Altitude Acquisition Corp. 192,600 1,916,370 (71,262) 10.9
Atlantic Coastal Acquisition Corp. 404,654 3,953,470 56,652 (8.6)
Big Sky Growth Partners, Inc. 332,484 3,231,744 4,987 (0.8)
Bilander Acquisition Corp. 241,664 2,336,891 12,083 (1.8)
Black Mountain Acquisition Corp. 245,032 2,433,168 2,450 (0.4)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Build Acquisition Corp. 305,000 2,970,700 24,400 (3.7)
Cascade Acquisition Corp. 206,500 2,081,520 33,040 (5.0)
Concord Acquisition Corp. II 286,392 2,772,275 11,456 (1.7)
Concord Acquisition Corp. III 430,468 4,270,243 – 0.0
Conyers Park III Acquisition Corp. 196,419 1,915,085 (29,463) 4.5
Corner Growth Acquisition Corp. 181,200 1,779,384 (23,556) 3.6
DPCM Capital, Inc. 214,298 2,119,407 (64,289) 9.8
East Resources Acquisition Co. 338,000 3,352,960 60,840 (9.3)
EG Acquisition Corp. 366,998 3,574,561 3,670 (0.6)
Epiphany Technology Acquisition Corp. 196,248 1,927,155 23,550 (3.6)
Forum Merger IV Corp. 233,634 2,282,604 9,345 (1.4)
FTAC Zeus Acquisition Corp. 255,030 2,512,046 17,852 (2.7)
GigInternational1, Inc. 299,000 2,987,010 56,810 (8.7)
GO Acquisition Corp. 219,598 2,174,020 (65,879) 10.0
Golden Arrow Merger Corp. 382,886 3,740,796 7,658 (1.2)
Graf Acquisition Corp. IV 365,000 3,540,500 (21,900) 3.3
GX Acquisition Corp. II 412,998 4,022,601 33,040 (5.0)
Healthwell Acquisition Corp. I 279,200 2,694,280 13,960 (2.1)
Hennessy Capital Investment Corp. VI 697,470 6,765,459 69,747 (10.6)
IG Acquisition Corp. 265,000 2,612,900 5,300 (0.8)
IRON SPARK I, Inc. 289,000 2,887,110 17,340 (2.6)
Kadem Sustainable Impact Corp. 303,094 2,952,136 36,371 (5.5)
Khosla Ventures Acquisition Co. III 250,500 2,447,385 (26,605) 4.1
Landcadia Holdings IV, Inc. 329,046 3,231,232 39,485 (6.0)
Lionheart Acquisition Corp. II 241,860 2,454,879 106,418 (16.2)
Logistics Innovation Technologies Corp. 245,571 2,396,773 27,013 (4.1)
M3-Brigade Acquisition II Corp. 1,225,099 11,969,217 49,004 (7.5)
M3-Brigade Acquisition III Corp. 449,013 4,472,169 22,451 (3.4)
Marblegate Acquisition Corp. 1,146,775 11,295,734 17,202 (2.6)
Nabors Energy Transition Corp. 254,188 2,531,712 2,542 (0.4)
Omnichannel Acquisition Corp. 371,000 3,698,870 14,840 (2.3)
Osiris Acquisition Corp. 408,000 3,965,760 36,720 (5.6)
Pine Island Acquisition Corp. 185,620 1,824,645 (102,091) 15.6
Pine Technology Acquisition Corp. 639,999 6,271,990 92,800 (14.1)
PMV Consumer Acquisition Corp. 200,000 1,976,000 (8,000) 1.2
Property Solutions Acquisition Corp. II 296,400 2,898,792 24,640 (3.8)
Stratim Cloud Acquisition Corp. 444,000 4,333,440 53,280 (8.1)
Tech and Energy Transition Corp. 367,499 3,588,628 27,562 (4.2)
Thunder Bridge Capital Partners IV, Inc. 322,000 3,181,360 51,520 (7.9)
Tribe Capital Growth Corp. I 255,552 2,489,076 2,555 (0.4)
Williams Rowland Acquisition Corp. 231,666 2,309,710 2,317 (0.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.12% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
10/23/2025
- 03/31/2027 $857,363,652 $5,606,853 $917,493 $6,524,346

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
51job, Inc., ADR 113,347 6,636,467 (1,071,423) (16.4)
Atotech Ltd. 458,352 10,060,826 (1,216,332) (18.6)
Israel
Tower Semiconductor Ltd. 324,366 15,699,314 459,650 7.0
Sweden
Veoneer , Inc. 421,855 15,587,542 875,922 13.4
United States
Activision Blizzard, Inc. 328,126 26,286,174 (121,898) (1.9)
Alleghany Corp. 9,473 8,023,631 26,988 0.4
American National Group, Inc. 34,952 6,609,074 (1,521) (0.0)
Anaplan, Inc. 274,222 17,838,141 98,640 1.5
Bottomline Technologies DE, Inc. 334,032 18,932,934 129,376 2.0
Cerner Corp. 369,199 34,542,258 562,079 8.6
Change Healthcare, Inc. 802,252 17,489,094 (480,181) (7.4)
Citrix Systems, Inc. 197,961 19,974,265 (215,250) (3.3)
CMC Materials, Inc. 147,057 27,264,368 (217,817) (3.3)
Coherent, Inc. 69,946 19,120,439 2,979,000 45.7
Cornerstone Building Brands, Inc. 518,978 12,621,545 56,893 0.9
First Horizon Corp. 1,396,884 32,812,805 (115,599) (1.8)
Flagstar Bancorp, Inc. 336,516 14,268,278 (1,339,951) (20.5)
GCP Applied Technologies, Inc. 206,427 6,485,936 24,578 0.4
Healthcare Trust of America, Inc. 604,607 18,948,383 352,129 5.4
Houghton Mifflin Harcourt Co. 746,230 15,678,292 101,424 1.6
Investors Bancorp, Inc. 1,616,981 24,141,526 604,411 9.3
LHC Group, Inc. 44,231 7,457,347 69,589 1.1
Mandiant Corp. 1,340,329 29,902,740 483,180 7.4
Meritor, Inc. 375,670 13,362,582 (3,005) (0.0)
MGM Growth Properties LLC 312,825 12,106,328 (155,455) (2.4)
Mimecast Ltd. 229,328 18,245,336 87,992 1.3
MoneyGram International, Inc. 1,240,687 13,101,655 (157,436) (2.4)
NeoPhotonics Corp. 448,941 6,828,393 (100,467) (1.5)
Ortho Clinical Diagnostics Holdings plc 701,362 13,087,415 79,625 1.2
People's United Financial, Inc. 1,429,217 28,570,048 1,497,114 22.9
PNM Resources, Inc. 351,382 16,750,380 (349,068) (5.4)
Rogers Corp. 57,781 15,699,098 93,170 1.4
Sanderson Farms, Inc. 114,042 21,381,735 (134,243) (2.1)
South Jersey Industries, Inc. 337,312 11,654,130 241,413 3.7
SPX FLOW, Inc. 123,590 10,655,930 90,864 1.4
TEGNA, Inc. 796,600 17,843,840 (155,279) (2.4)
Tenneco, Inc. 509,434 9,332,831 (469,723) (7.2)
Umpqua Holdings Corp. 446,632 8,423,480 (282,612) (4.3)
US Ecology, Inc. 146,318 7,005,706 118,948 1.8
Welbilt , Inc. 1,053,024 25,009,320 1,423,695 21.8
Zynga, Inc. 2,719,978 25,132,597 657,493 10.1

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Citizens Financial Group, Inc. (480,244) (21,769,461) (120,329) (1.8)
Columbia Banking System, Inc. (266,103) (8,587,144) 260,000 4.0
Entegris , Inc. (66,264) (8,697,813) 65,335 1.0
Healthcare Realty Trust, Inc. (604,607) (16,614,600) (194,987) (3.0)
M&T Bank Corp. (168,647) (28,585,666) (975,870) (15.0)
New York Community Bancorp, Inc. (1,351,145) (14,484,274) 1,767,553 27.1
Quidel Corp. (73,994) (8,321,365) 10,804 0.2
Take-Two Interactive Software, Inc. (69,861) (10,740,430) 126,265 1.9
VICI Properties, Inc. (427,079) (12,154,668) 307,559 4.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(a) For the period ended March 31, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of March 31, 2022.
(c) Represents less than 0.05% of net assets.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 74.0%
AQR Diversified Arbitrage Fund,
Class R6 (a) 801,128 9,613,530
AQR Equity Market Neutral Fund,
Class R6 (a) 1,522,240 12,497,590
AQR Macro Opportunities Fund,
Class R6 (a) 641,544 6,409,020
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 821,669 6,409,020
AQR Style Premia Alternative
Fund, Class R6 (a) 1,590,024 12,497,590
TOTAL ALTERNATIVE FUNDS
(Cost $44,715,961) 47,426,750
ASSET ALLOCATION FUNDS - 24.0%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $14,417,796) 1,477,584 15,381,649
TOTAL INVESTMENT COMPANIES
(Cost $59,133,757) 62,808,399
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 0.18% (b)
(Cost $1,269,531) 1,269,968 1,269,333
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $60,403,288) 64,077,732
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% (c) 9,314
NET ASSETS - 100.0% 64,087,046
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 12,497,590 19.5%
Global Flex Allocation 15,381,649 24.0
Global Macro 6,409,020 10.0
Multi-Strategy 12,497,590 19.5
Relative Value Arbitrage 9,613,530 15.0
Systematic Trend 6,409,020 10.0
Short-Term Investments 1,269,333 2.0
Total Investments In Securities
At Value 64,077,732 100.0
Other Assets in Excess of
Liabilities 9,314 0.0( c )
Net Assets
$ 64,087,046 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2022
Shares
Held At
3/31/2022
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 74.0%
AQR Diversified
Arbitrage Fund $ 5,060,167 $ 4,569,165 $ (3,936) $ (145) $ (11,721) $ 9,613,530 801,128 $ – $ –
AQR Equity Market
Neutral Fund 5,060,167 6,962,224 (5,117) (214) 480,530 12,497,590 1,522,240 – –
AQR Macro
Opportunities Fund 3,719,726 2,888,822 (701,534) (5,983) 507,989 6,409,020 641,544 – –
AQR Managed
Futures Strategy HV
Fund 3,719,726 2,888,822 (1,514,497) 9,375 1,305,594 6,409,020 821,669 – –
AQR Style Premia
Alternative Fund 4,389,946 7,824,958 (5,117) (203) 288,006 12,497,590 1,590,024 – –
2,830 2,570,398 47,426,750 – –
ASSET ALLOCATION FUNDS - 24.0%
AQR Multi-Asset
Fund 10,891,089 7,358,379 (2,769,369) (82,011) (16,439) 15,381,649 1,477,584 – –
TOTAL $(79,181) $2,553,959 $62,808,399 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
March 31, 2022 (Unaudited)
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 102.1%
COMMON STOCKS - 5.2%
Italy - 4.7%
Atlantia SpA *(a) 7,279 151,349
Azimut Holding SpA (a) 9,325 216,187
Banco BPM SpA 68,186 200,853
Buzzi Unicem SpA 28,306 523,807
Davide Campari-Milano NV 12,568 145,777
Enel SpA (a) 3,333 22,254
Eni SpA (a) 40,377 588,827
Hera SpA 79,645 293,424
Italgas SpA 53,981 346,313
Leonardo SpA *(a) 50,074 497,594
Mediobanca Banca di Credito
Finanziario SpA (a) 20,776 209,952
Pirelli & C SpA (b) 49,587 269,059
Poste Italiane SpA (b) 30,965 351,162
Prysmian SpA (a) 5,246 178,029
Recordati Industria Chimica e
Farmaceutica SpA 2,551 127,906
Salvatore Ferragamo SpA * 671 12,638
UniCredit SpA 51,557 556,184
Unipol Gruppo SpA 78,729 431,827
5,123,142
—
Spain - 0.0% (c)
Enagas SA (a) 988 21,940
United States - 0.5%
Stellantis NV 36,945 598,120
TOTAL COMMON STOCKS
(Cost $5,666,024) 5,743,202
SHORT-TERM INVESTMENTS - 96.9%
INVESTMENT COMPANIES - 50.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.17% (1)(d)(e) 3,341,907 3,341,907
Limited Purpose Cash Investment
Fund, 0.18% (1)(d) 53,086,530 53,059,986
TOTAL INVESTMENT COMPANIES
(Cost $56,400,739) 56,401,893
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.1%
U.S. Treasury Bills
0.06%, 4/7/2022 (f) $ 2,173,000 2,172,947
0.06%, 4/28/2022 (f) 2,063,000 2,062,836
0.07%, 5/12/2022 (f) 443,000 442,903
0.07%, 5/19/2022 (f)(g) 4,141,000 4,139,624
0.13%, 6/16/2022 (f)(g) 117,000 116,898
0.16%, 6/23/2022 (f)(g) 1,767,000 1,765,101
0.37%, 7/21/2022 (f)(g) 2,709,000 2,703,487
0.38%, 7/28/2022 (f)(g) 617,000 615,473
0.49%, 8/4/2022 (f)(g) 2,551,000 2,543,935
0.71%, 8/25/2022 (f)(g) 14,893,000 14,838,851
0.82%, 9/15/2022 (f)(g) 12,625,000 12,570,446
0.87%, 9/22/2022 (f)(g) 2,629,000 2,616,950
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 46.1% (continued)
1.06%, 9/29/2022 (f) $ 4,674,000 4,650,340
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $51,266,034) 51,239,791
TOTAL SHORT-TERM INVESTMENTS
(Cost $107,666,773) 107,641,684
TOTAL LONG POSITIONS
(Cost $113,332,797) 113,384,886
SHARES
SHORT POSITIONS - (5.1)%
COMMON STOCKS - (5.1)%
Italy - (4.6)%
A2A SpA (46,905) (80,338)
Amplifon SpA (2,639) (117,448)
Assicurazioni Generali SpA (18,708) (427,892)
Banca Generali SpA (11,684) (432,309)
Brembo SpA (8,897) (99,047)
DiaSorin SpA (1,231) (192,274)
Ferrari NV (2,253) (490,838)
FinecoBank Banca Fineco SpA (46,035) (698,355)
Infrastrutture Wireless Italiane SpA
(b) (25,932) (290,289)
Interpump Group SpA (3,209) (160,802)
Intesa Sanpaolo SpA (310,190) (709,953)
Moncler SpA (1,062) (58,922)
Nexi SpA *(b) (46,627) (538,062)
Reply SpA (54) (8,872)
Snam SpA (58,900) (339,650)
Terna - Rete Elettrica Nazionale (57,363) (492,592)
(5,137,643)
—
United Kingdom - (0.4)%
CNH Industrial NV (25,133) (395,864)
United States - (0.1)%
Tenaris SA (10,438) (156,790)
TOTAL COMMON STOCKS
(Proceeds $(6,035,639)) (5,690,297)
TOTAL SHORT POSITIONS
(Proceeds $(6,035,639)) (5,690,297)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.0%
(Cost $107,297,158) 107,694,589
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.0% (h) 3,336,725
NET ASSETS - 100.0% 111,031,314

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (290,289) (0.2) %
Consumer Discretionary 231,012 0.2
Consumer Staples 145,777 0.1
Energy 432,037 0.4
Financials (302,345) (0.3)
Health Care (181,817) (0.2)
Industrials 270,306 0.3
Information Technology (546,934) (0.5)
Materials 523,807 0.5
Utilities (228,649) (0.2)
Short-Term Investments 107,641,684 96.9
Total Investments In Securities
At Value 107,694,589 97.0
Other Assets in Excess of
Liabilities (h ) 3,336,725 3.0
Net Assets
$ 111,031,314 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,810,655. In addition,
$4,479,081 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $(208,130), which represents approximately (0.19)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2022.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 17 6/2022 USD $ 3,851,138 $ 240,917
$ 240,917

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 150,500 USD 165,882 CITI 6/15/2022 $ 1,081
EUR 150,500 USD 165,882 JPMC 6/15/2022 1,080
SEK 252 USD 26 CITI 6/15/2022 –
SEK 249 USD 26 JPMC 6/15/2022 –
USD 305 DKK 2,000 CITI 6/15/2022 7
USD 305 DKK 2,000 JPMC 6/15/2022 7
USD 352,796 EUR 310,502 CITI 6/15/2022 8,331
USD 352,791 EUR 310,498 JPMC 6/15/2022 8,330
USD 25,628 HKD 200,000 CITI 6/15/2022 69
USD 25,628 HKD 200,000 JPMC 6/15/2022 69
Total unrealized appreciation 18,974
CHF 500 USD 545 CITI 6/15/2022 (3)
CHF 500 USD 545 JPMC 6/15/2022 (3)
EUR 119,502 USD 135,043 CITI 6/15/2022 (2,468)
EUR 119,498 USD 135,038 JPMC 6/15/2022 (2,468)
SEK 251 USD 27 CITI 6/15/2022 –
SEK 248 USD 27 JPMC 6/15/2022 –
SGD 193,500 USD 143,336 CITI 6/15/2022 (571)
SGD 193,500 USD 143,336 JPMC 6/15/2022 (571)
USD 118 CAD 150 CITI 6/15/2022 (2)
USD 113 CAD 144 JPMC 6/15/2022 (2)
USD 552 EUR 500 CITI 6/15/2022 (2)
USD 552 EUR 500 JPMC 6/15/2022 (2)
USD 168 NOK 1,501 CITI 6/15/2022 (2)
USD 168 NOK 1,499 JPMC 6/15/2022 (2)
Total unrealized depreciation (6,096)
Net unrealized appreciation $ 12,878
Total Return Basket Swaps Outstanding at March 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
60 months
maturity
02/25/2027 $145,871 $10,782 $350 $11,132

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.95% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
04/23/2025
- 03/30/2027 $13,672,392 $(109,471) $(2,974) $(112,445)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) 7,881 357,494 (7,689) 6.8
Baloise Holding AG (Registered) 1,263 225,568 7,623 (6.8)
Barry Callebaut AG (Registered) 196 459,513 6,358 (5.7)
Belimo Holding AG (Registered) 272 144,057 5,740 (5.1)
BKW AG 1,250 156,565 4,199 (3.7)
Bucher Industries AG (Registered) 691 279,309 (3,812) 3.4
Chocoladefabriken Lindt & Spruengli AG 2 23,804 1,143 (1.0)
Clariant AG (Registered) 3,397 58,948 (341) 0.3
DKSH Holding AG 3,489 293,851 (5,994) 5.3
dormakaba Holding AG 437 224,145 (10,549) 9.4
Galenica AG 5,271 405,795 16,431 (14.6)
Geberit AG (Registered) 420 258,912 (9,157) 8.1
Georg Fischer AG (Registered) 89 106,343 (3,666) 3.3
Helvetia Holding AG (Registered) 126 16,450 207 (0.2)
Julius Baer Group Ltd. 6,823 395,014 7,917 (7.0)
Kuehne + Nagel International AG (Registered) 1,153 327,370 (30,413) 27.0
Lonza Group AG (Registered) 415 300,711 2,860 (2.5)
Novartis AG (Registered) 7,645 671,166 4,190 (3.7)
OC Oerlikon Corp. AG (Registered) 20,556 163,810 (3,844) 3.4
Partners Group Holding AG 139 172,110 (7,578) 6.7
Schindler Holding AG 928 198,843 (9,937) 8.8
Stadler Rail AG 362 14,048 (126) 0.1
Straumann Holding AG (Registered) 67 106,978 4,651 (4.1)
Swatch Group AG (The) 887 251,486 4,550 (4.0)
Swiss Life Holding AG (Registered) 164 105,092 1,628 (1.4)
Swisscom AG (Registered) 36 21,629 (51) 0.0
Tecan Group AG (Registered) 262 103,579 8,490 (7.6)
Temenos AG (Registered) 5,651 543,568 (5,514) 4.9
UBS Group AG (Registered) 10,280 200,885 10,806 (9.6)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (15,176) (232,299) (11,176) 9.9

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland
ABB Ltd. (Registered) (2,843) (92,229) 8,664 (7.7)
Alcon, Inc. (2,156) (170,811) (3,528) 3.1
Bachem Holding AG (Registered) (758) (417,160) 46,047 (41.0)
Cie Financiere Richemont SA (1,341) (169,978) (1,106) 1.0
Dufry AG (Registered) (15,267) (642,401) (23,306) 20.7
EMS-Chemie Holding AG (Registered) (295) (286,682) (6,880) 6.1
Flughafen Zurich AG (Registered) (1,670) (299,743) (7,034) 6.3
Givaudan SA (Registered) (241) (996,038) (6,062) 5.4
Holcim Ltd. (3,299) (160,453) 4,990 (4.4)
Idorsia Ltd. (22,253) (444,536) (29,471) 26.2
Logitech International SA (Registered) (2,757) (204,934) (1,458) 1.3
Nestle SA (Registered) (5,693) (740,196) (7,529) 6.7
Roche Holding AG (672) (265,885) (4,224) 3.8
SGS SA (Registered) (46) (127,887) 4,852 (4.3)
SIG Combibloc Group AG (28,002) (705,927) (36,323) 32.3
Sika AG (Registered) (1,510) (499,589) 7,472 (6.6)
Sonova Holding AG (Registered) (645) (269,441) (22,354) 19.9
VAT Group AG (224) (85,286) (2,383) 2.1
Zurich Insurance Group AG (218) (107,670) (3,587) 3.2
United States
Swiss Re AG (1,592) (151,549) (3,652) 3.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
04/24/2025
- 03/17/2027 $5,464,561 $(7,448) $(4,625) $(12,073)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 245 736,216 (88,836) 735.8
Carlsberg A/S 3,116 382,525 4,104 (34.0)
Demant A/S 4,303 194,732 9,261 (76.7)
Genmab A/S 1,102 397,991 4,145 (34.3)
H Lundbeck A/S 6,965 160,481 (6,193) 51.3
ISS A/S 19,277 342,582 7,339 (60.8)
Novo Nordisk A/S 700 77,641 1,255 (10.4)
Pandora A/S 3,546 337,807 2,081 (17.2)
Royal Unibrew A/S 959 89,595 (3,711) 30.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (10,766) (158,488) 5,693 (47.2)
Chr Hansen Holding A/S (424) (31,133) (53) 0.4
Coloplast A/S (160) (24,230) (644) 5.3
DSV A/S (278) (53,280) 1,670 (13.8)
GN Store Nord A/S (2,162) (105,973) 780 (6.5)
Novozymes A/S (6,663) (456,843) (19,303) 159.9
Orsted A/S (2,788) (348,978) (9,564) 79.2
ROCKWOOL International A/S (895) (295,448) 28,557 (236.5)
SimCorp A/S (2,549) (186,920) 20,809 (172.4)
Tryg A/S (13,613) (330,996) (11,986) 99.3
Vestas Wind Systems A/S (25,659) (752,702) 47,148 (390.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-4.55% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
04/23/2025
- 03/30/2027 $20,823,112 $110,251 $(23,521) $86,730
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 7,550 381,677 4,045 4.7
Etablissements Franz Colruyt NV 6,055 250,643 6,647 7.7
Proximus SADP 17,655 328,761 (7,131) (8.2)
Umicore SA 6,027 260,531 8,569 9.9
Finland
Nokia OYJ 50,035 275,544 8,304 9.6
Nokian Renkaat OYJ 30,451 494,214 (110,321) (127.2)
Wartsila OYJ Abp 14,860 135,685 (34,213) (39.4)
Luxembourg
ArcelorMittal SA 15,979 511,873 386 0.4
Netherlands
Aegon NV 57,287 303,686 29,084 33.5
ASML Holding NV 458 306,046 7,690 8.9
ASR Nederland NV 10,935 510,511 10,862 12.5
Koninklijke Ahold Delhaize NV 17,798 572,482 7,189 8.3
NN Group NV 13,698 694,198 25,887 29.8
OCI NV 10,656 376,205 41,542 47.9

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Acerinox SA 44,191 484,036 (12,666) (14.6)
Banco de Sabadell SA 571,022 466,614 (5,036) (5.8)
Banco Santander SA 120,913 411,096 (9,030) (10.4)
Enagas SA 9,824 218,155 771 0.9
Endesa SA 26,434 576,357 33,129 38.2
Industria de Diseno Textil SA 14,519 316,587 (21,443) (24.7)
Mapfre SA 137,576 287,755 5,555 6.4
Red Electrica Corp. SA 14,325 294,107 17,737 20.5
Repsol SA 65,359 856,151 25,143 29.0
Telefonica SA 163,347 791,622 34,439 39.7
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (5,490) (328,237) (425) (0.5)
Elia Group SA/NV (2,119) (323,298) (15,510) (17.9)
China
Prosus NV (10,837) (584,416) 28,828 33.2
Finland
Huhtamaki OYJ (7,404) (257,573) (1,497) (1.7)
Kone OYJ (3,468) (181,481) 12,626 14.6
Orion OYJ (6,334) (287,670) 4,998 5.8
UPM-Kymmene OYJ (10,169) (332,069) 5,709 6.6
Luxembourg
APERAM SA (4,674) (206,576) 18,158 20.9
Netherlands
Adyen NV (146) (289,181) 1,887 2.2
Argenx SE (1,766) (552,531) (22,540) (26.0)
ASM International NV (841) (306,235) (12,352) (14.2)
BE Semiconductor Industries NV (2,032) (173,214) (3,358) (3.9)
Heineken NV (2,986) (285,551) (2,030) (2.3)
IMCD NV (1,336) (227,912) (2,890) (3.3)
Koninklijke Vopak NV (4,113) (133,074) (3,852) (4.4)
SBM Offshore NV (9,483) (150,330) (1,502) (1.7)
Spain
ACS Actividades de Construccion y Servicios SA (14,074) (379,427) 4,283 4.9
Aena SME SA (3,058) (509,770) (30,624) (35.3)
Amadeus IT Group SA (9,216) (599,207) (33,703) (38.9)
Banco Bilbao Vizcaya Argentaria SA (68,162) (389,200) 9,814 11.3
Bankinter SA (42,813) (250,849) 2,638 3.0
CaixaBank SA (183,547) (622,570) 28,806 33.2
Cellnex Telecom SA (18,350) (883,083) (8,134) (9.4)
Ferrovial SA (15,991) (425,278) 30,172 34.8
Naturgy Energy Group SA (12,349) (369,970) (36,371) (41.9)
Siemens Gamesa Renewable Energy SA (19,452) (341,173) 48,154 55.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
04/24/2025
- 03/31/2027 $3,137,660 $67,889 $720 $68,609
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 5,589 279,498 2,183 3.2
Norway
Equinor ASA 9,926 370,604 35,343 51.5
Leroy Seafood Group ASA 21,252 194,939 10,248 14.9
Mowi ASA 5,625 151,515 8,104 11.8
Norsk Hydro ASA 34,464 334,848 4,697 6.8
Orkla ASA 29,802 264,776 835 1.2
Telenor ASA 12,535 179,871 (8,398) (12.2)
TOMRA Systems ASA 170 8,672 16 0.0
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (3,374) (226,306) (4,842) (7.1)
France
Adevinta ASA (32,447) (296,215) 58,943 85.9
Norway
Gjensidige Forsikring ASA (4,003) (99,263) 1,219 1.8
Salmar ASA (6,675) (527,653) (33,502) (48.8)
Schibsted ASA (1,347) (33,200) 5,243 7.6
United Kingdom
Subsea 7 SA (18,330) (170,300) (12,200) (17.8)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
04/23/2025
- 03/17/2027 $11,326,355 $18,952 $19,302 $38,254
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Atlas Copco AB 659 34,206 (2,090) (5.5)
BillerudKorsnas AB 25,279 374,609 19,117 50.0
Boliden AB 3,440 173,532 11,069 28.9
Electrolux AB 5,943 89,932 (8,173) (21.4)
Elekta AB 14,009 110,333 (4,678) (12.2)
Getinge AB 7,576 301,820 3,600 9.4
H & M Hennes & Mauritz AB 22,594 303,384 (30,425) (79.5)
Husqvarna AB 6,826 71,207 (8,018) (21.0)
Indutrade AB 2,735 68,783 4,408 11.5
Lifco AB 476 12,084 (20) (0.1)
Nibe Industrier AB 665 7,371 195 0.5
Saab AB 9,672 349,349 (10,792) (28.2)
Securitas AB 42,233 476,444 (35,066) (91.7)
Skanska AB 11,826 264,574 (25,625) (67.0)
SKF AB 12,624 205,846 (16,610) (43.4)
SSAB AB 65,702 437,481 36,494 95.4
SSAB AB 41,664 289,495 3,511 9.2
Svenska Handelsbanken AB 42,135 387,450 (32,651) (85.4)
Swedbank AB 10,102 150,880 (11,411) (29.8)
Swedish Match AB 12,970 97,535 388 1.0
Swedish Orphan Biovitrum AB 5,873 139,036 12,950 33.9
Telefonaktiebolaget LM Ericsson 69,632 634,734 9,800 25.6
Telia Co. AB 130,411 522,911 5,617 14.7
Trelleborg AB 12,866 297,879 40,513 105.9
Volvo AB 3,906 72,868 (3,706) (9.7)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (2,213) (56,181) (1,473) (3.9)
Finland
Nordea Bank Abp (32,095) (330,321) 27,562 72.0
Sweden
AAK AB (10,633) (197,059) (4,007) (10.5)
Alfa Laval AB (7,168) (246,561) (3,162) (8.3)
Assa Abloy AB (9,698) (260,678) 13,001 34.0

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Axfood AB (577) (18,791) (2,167) (5.7)
Beijer Ref AB (18,558) (336,113) (13,316) (34.8)
Embracer Group AB (33,239) (277,451) (13,216) (34.5)
Epiroc AB (17,283) (369,664) 19,260 50.3
EQT AB (12,157) (474,102) (33,467) (87.5)
Essity AB (11,094) (261,808) 10,223 26.7
Evolution AB (553) (56,259) 4,601 12.0
Hexagon AB (52,246) (732,008) 765 2.0
Hexpol AB (5,625) (54,904) 4,546 11.9
Holmen AB (10,260) (572,698) 5,802 15.2
Sandvik AB (12,029) (255,530) 21,041 55.0
Sinch AB (18,561) (125,889) 28,973 75.7
Skandinaviska Enskilda Banken AB (15,222) (164,563) 9,154 23.9
Svenska Cellulosa AB SCA (13,078) (253,944) (5,152) (13.5)
Sweco AB (15,179) (220,682) 5,253 13.7
Tele2 AB (12,398) (187,406) (13,666) (35.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.24% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
04/25/2022
- 04/25/2023 $20,256,902 $(94,212) $(275,738) $(369,950)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 15,430 206,614 (9,125) 2.5
Atco Ltd. 11,915 409,160 6,299 (1.7)
Canadian Tire Corp. Ltd. 2,214 334,292 4,172 (1.1)
Capital Power Corp. 8,891 289,527 1,412 (0.4)
CGI, Inc. 2,711 215,965 (1,478) 0.4
Empire Co. Ltd. 6,631 235,187 6,417 (1.7)
Fairfax Financial Holdings Ltd. 1,184 645,941 29,406 (7.9)
Finning International, Inc. 11,276 339,502 (4,057) 1.1
iA Financial Corp., Inc. 3,197 194,380 1,049 (0.3)
Imperial Oil Ltd. 8,277 400,559 10,539 (2.8)
Kinross Gold Corp. 50,736 297,886 7,744 (2.1)
Loblaw Cos. Ltd. 3,661 328,513 7,930 (2.1)
Magna International, Inc. 4,208 270,155 3,519 (1.0)
Manulife Financial Corp. 22,245 474,384 5,693 (1.5)
Onex Corp. 4,391 294,267 (1,115) 0.3
Quebecor, Inc. 9,917 236,393 4,367 (1.2)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
SNC-Lavalin Group, Inc. 11,208 269,856 2,057 (0.6)
Suncor Energy, Inc. 15,817 514,940 (21,590) 5.8
Toromont Industries Ltd. 2,639 250,168 8,297 (2.2)
West Fraser Timber Co. Ltd. 3,279 269,790 (13,057) 3.5
Whitecap Resources, Inc. 26,475 218,975 (10,579) 2.9
Chile
Lundin Mining Corp. 24,891 252,265 (5,973) 1.6
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (6,991) (332,452) 3,945 (1.1)
Canada
Agnico Eagle Mines Ltd. (3,641) (222,802) 2,313 (0.6)
Air Canada (16,961) (329,004) (6,098) 1.6
Algonquin Power & Utilities Corp. (19,886) (308,435) (2,379) 0.6
Ballard Power Systems, Inc. (50,013) (582,081) 4,822 (1.3)
BCE, Inc. (7,839) (434,542) (8,651) 2.3
Boralex, Inc. (9,105) (295,112) (22,219) 6.0
Brookfield Asset Management, Inc. (7,978) (451,054) 1,167 (0.3)
CAE, Inc. (14,373) (374,113) (9,427) 2.5
Cameco Corp. (9,606) (279,770) (4,397) 1.2
Canadian Pacific Railway Ltd. (4,090) (337,564) 453 (0.1)
Dollarama, Inc. (5,281) (299,502) (14,258) 3.9
Element Fleet Management Corp. (23,248) (225,014) (184) 0.0
Emera, Inc. (5,139) (254,740) (6,004) 1.6
Fortis, Inc. (3,930) (194,370) (4,717) 1.3
Franco-Nevada Corp. (1,930) (307,126) (3,049) 0.8
GFL Environmental, Inc. (6,818) (221,749) (11,046) 3.0
Innergex Renewable Energy, Inc. (18,137) (288,416) (5,522) 1.5
Lightspeed Commerce, Inc. (6,428) (196,056) (10,023) 2.7
Metro, Inc. (5,199) (299,260) (6,818) 1.8
Restaurant Brands International, Inc. (3,507) (204,896) (4,716) 1.3
Rogers Communications, Inc. (6,719) (380,304) (14,357) 3.9
Royal Bank of Canada (2,803) (308,607) 8,162 (2.2)
Saputo, Inc. (9,716) (230,125) (2,330) 0.6
Shopify, Inc. (327) (221,148) 346 (0.1)
TC Energy Corp. (4,041) (227,917) 6,018 (1.6)
United States
Brookfield Renewable Corp. (6,440) (281,265) (15,661) 4.2
Zambia
First Quantum Minerals Ltd. (5,954) (206,127) (3,723) 1.0

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.50% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
08/25/2023
- 03/25/2024 $2,803,474 $26,113 $23,263 $49,376
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd. 560,316 629,249 25,609 51.9
Singapore
Genting Singapore Ltd. 427,319 255,404 (3,152) (6.4)
Oversea-Chinese Banking Corp. Ltd. 37,100 336,566 (1,508) (3.1)
Singapore Technologies Engineering Ltd. 100,294 303,796 (3,306) (6.7)
Short Positions
Common Stocks
China
Wilmar International Ltd. (45,900) (158,962) 4,278 8.7
Singapore
City Developments Ltd. (38,638) (223,355) (2,125) (4.3)
DBS Group Holdings Ltd. (15,735) (412,292) 1,055 2.1
Keppel Corp. Ltd. (29,300) (138,157) 2,361 4.8
Singapore Telecommunications Ltd. (87,100) (169,126) 1,175 2.4
United Overseas Bank Ltd. (2,700) (63,175) 877 1.8
UOL Group Ltd. (21,900) (113,392) 849 1.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-0.68% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
16-24 months
maturity
07/20/2023 $11,537,984 $15,762 $41,944 $57,706
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 16,756 166,386 4,269 7.4
Ampol Ltd. 6,304 143,213 3,249 5.6
Aristocrat Leisure Ltd. 7,566 205,356 (9,158) (15.9)
Aurizon Holdings Ltd. 168,520 463,202 11,541 20.0
Australia & New Zealand Banking Group Ltd. 5,722 117,250 (638) (1.1)
BlueScope Steel Ltd. 44,399 690,409 29,922 51.9
Brambles Ltd. 31,014 228,872 1,016 1.8
Coles Group Ltd. 12,880 172,147 797 1.4
Harvey Norman Holdings Ltd. 40,799 162,585 (4,684) (8.1)
Incitec Pivot Ltd. 150,372 425,661 10,311 17.9
JB Hi-Fi Ltd. 11,580 468,066 37,597 65.2
Magellan Financial Group Ltd. 12,883 152,407 4,946 8.6
Origin Energy Ltd. 28,186 131,198 9,057 15.7
QBE Insurance Group Ltd. 18,082 155,059 7,054 12.2
Qube Holdings Ltd. 25,035 58,340 1,945 3.4
Ramsay Health Care Ltd. 1,405 68,045 944 1.6
Sonic Healthcare Ltd. 15,889 419,505 6,675 11.6
South32 Ltd. 105,657 401,632 25,885 44.9
Suncorp Group Ltd. 34,244 283,872 (326) (0.6)
Telstra Corp. Ltd. 173,063 511,308 (184) (0.3)
Treasury Wine Estates Ltd. 8,969 77,475 (2,787) (4.8)
Short Positions
Common Stocks
Australia
APA Group (41,337) (328,540) (15,890) (27.5)
Cochlear Ltd. (2,003) (334,423) 1,996 3.5
Commonwealth Bank of Australia (2,456) (193,416) 1,676 2.9
CSL Ltd. (1,219) (243,364) 3,420 5.9
Domino's Pizza Enterprises Ltd. (3,001) (195,347) (6,707) (11.6)
Evolution Mining Ltd. (77,485) (255,740) 2,241 3.9
IDP Education Ltd. (13,471) (315,276) (11,080) (19.2)
IGO Ltd. (8,866) (92,678) (13,716) (23.8)
Insurance Australia Group Ltd. (73,286) (239,849) 11,373 19.7
Lendlease Corp. Ltd. (14,588) (121,605) (4,431) (7.7)
Lynas Rare Earths Ltd. (30,108) (240,034) (21,343) (37.0)
Macquarie Group Ltd. (1,831) (276,910) (14,355) (24.9)
National Australia Bank Ltd. (6,296) (151,575) (4,879) (8.5)
Newcrest Mining Ltd. (3,034) (61,309) (1,920) (3.3)
NEXTDC Ltd. (14,213) (122,446) (7,181) (12.4)
Northern Star Resources Ltd. (16,198) (130,681) (3,438) (6.0)
Orica Ltd. (10,229) (121,704) (4,446) (7.7)
OZ Minerals Ltd. (11,807) (235,466) (13,086) (22.7)
Pilbara Minerals Ltd. (77,185) (182,352) (26,309) (45.6)
Pro Medicus Ltd. (7,300) (264,456) (12,839) (22.2)
Qantas Airways Ltd. (71,164) (275,164) (1,523) (2.6)
REA Group Ltd. (1,278) (128,119) 7,432 12.9
Reece Ltd. (9,437) (132,869) 5,604 9.7
SEEK Ltd. (11,182) (246,256) 10,551 18.3
Transurban Group (7,431) (75,082) (1,633) (2.8)
Washington H Soul Pattinson & Co. Ltd. (12,338) (263,161) (24,540) (42.5)
Westpac Banking Corp. (4,112) (74,290) (1,293) (2.2)
WiseTech Global Ltd. (2,665) (100,307) 544 0.9

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
New Zealand
Xero Ltd. (791) (59,948) (877) (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.00% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
17-24 months
maturity
08/21/2023 $29,669,177 $(351,871) $13,624 $(338,247)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 5,121 350,178 (6,942) 2.1
Atos SE 20,714 565,627 (76,072) 22.5
Bouygues SA 15,536 542,270 (24,103) 7.1
Capgemini SE 1,208 268,059 13,076 (3.9)
Cie de Saint-Gobain 8,571 509,978 (39,896) 11.8
Eiffage SA 2,747 281,931 (1,769) 0.5
Eutelsat Communications SA 28,759 312,406 7,153 (2.1)
Ipsen SA 2,883 360,879 20,630 (6.1)
La Francaise des Jeux SAEM 9,310 369,352 (7,699) 2.3
Orange SA 54,972 650,940 1,231 (0.4)
Publicis Groupe SA 4,646 281,983 (15,076) 4.5
Renault SA 9,740 254,604 2,410 (0.7)
Rubis SCA 10,635 312,593 (3,285) 1.0
Sodexo SA 4,984 405,578 (3,012) 0.9
Vinci SA 2,521 257,577 (2,760) 0.8
Germany
Bayerische Motoren Werke AG 4,004 346,016 6,331 (1.9)
Covestro AG 7,784 391,966 (16,351) 4.8
Deutsche Bank AG (Registered) 51,887 653,475 27,672 (8.2)
Deutsche Post AG (Registered) 10,918 521,355 (39,465) 11.7
GEA Group AG 7,841 321,382 (16,842) 5.0
Henkel AG & Co. KGaA 4,685 313,575 (21,310) 6.3
ProSiebenSat.1 Media SE 35,597 453,424 (34,871) 10.3
Uniper SE 10,059 259,866 (18,253) 5.4
Luxembourg
Eurofins Scientific SE 3,480 344,251 (3,944) 1.2
Singapore
STMicroelectronics NV 11,254 489,144 19,595 (5.8)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Accor SA (11,364) (366,140) (10,397) 3.1
Aeroports de Paris (3,658) (547,011) (32,704) 9.7
Air Liquide SA (4,602) (805,092) (28,421) 8.4
Alstom SA (18,470) (432,177) (3,609) 1.1
Cie Generale des Etablissements Michelin SCA (2,236) (303,013) (608) 0.2
EssilorLuxottica SA (2,268) (414,796) (1,431) 0.4
L'Oreal SA (1,501) (599,567) (481) 0.1
Pernod Ricard SA (1,424) (312,869) (17,158) 5.1
Remy Cointreau SA (1,520) (313,465) (11,988) 3.5
Safran SA (3,805) (447,984) 1,687 (0.5)
SOITEC (1,524) (285,879) (14,854) 4.4
Valeo (14,114) (260,699) (14,050) 4.2
Germany
adidas AG (1,470) (342,548) 2,516 (0.7)
Allianz SE (Registered) (1,738) (415,049) (4,941) 1.5
Carl Zeiss Meditec AG (1,608) (259,012) 10,478 (3.1)
CTS Eventim AG & Co. KGaA (4,337) (294,558) (14,220) 4.2
Deutsche Telekom AG (Registered) (27,490) (511,977) 2,497 (0.7)
Fresenius Medical Care AG & Co. KGaA (6,654) (445,890) 4,807 (1.4)
Hannover Rueck SE (3,030) (514,731) (11,517) 3.4
LANXESS AG (9,242) (405,707) 22,908 (6.8)
Rational AG (383) (263,781) 22,102 (6.5)
RWE AG (7,821) (340,546) (17,198) 5.1
Siemens AG (Registered) (2,571) (356,000) 26,650 (7.9)
Saudi Arabia
Delivery Hero SE (12,223) (532,725) 33,078 (9.8)
United States
Schneider Electric SE (5,403) (907,112) 6,822 (2.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-4.50% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
16-24 months
maturity
07/19/2023 $24,348,798 $(547,375) $92,572 $(454,803)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 8,662 692,497 55,959 (12.3)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy
Coca-Cola HBC AG 10,893 227,184 (18,770) 4.1
Netherlands
Shell plc 12,837 351,846 20,558 (4.5)
South Africa
Anglo American plc 4,187 217,566 16,679 (3.7)
United Kingdom
Barclays plc 136,680 264,951 (43,274) 9.5
Barratt Developments plc 42,957 292,443 (23,949) 5.3
BP plc 79,363 389,068 5,507 (1.2)
British American Tobacco plc 6,475 271,932 6,259 (1.4)
Centrica plc 382,171 399,771 6,248 (1.4)
DCC plc 5,619 435,102 1,098 (0.2)
Direct Line Insurance Group plc 78,126 281,517 (6,403) 1.4
Howden Joinery Group plc 32,564 326,455 (19,581) 4.3
Imperial Brands plc 19,354 407,687 3,786 (0.8)
Inchcape plc 25,529 223,383 (15,087) 3.3
Intertek Group plc 3,439 234,601 2,281 (0.5)
Johnson Matthey plc 10,430 255,083 (4,507) 1.0
Kingfisher plc 112,661 376,023 (43,209) 9.5
Lloyds Banking Group plc 552,639 336,539 (11,859) 2.6
M&G plc 85,319 245,832 3,346 (0.7)
Man Group plc 81,474 248,629 9,616 (2.1)
Marks & Spencer Group plc 118,838 239,858 (14,243) 3.1
Persimmon plc 9,067 254,251 (16,932) 3.7
Royal Mail plc 141,007 605,858 (67,482) 14.8
Sage Group plc (The) 28,706 263,024 1,236 (0.3)
Smith & Nephew plc 14,054 223,527 (8,667) 1.9
Spectris plc 9,935 336,942 (12,412) 2.7
Unilever plc 6,175 280,362 1,318 (0.3)
United States
GlaxoSmithKline plc 20,722 448,361 7,974 (1.8)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (6,990) (234,408) 3,918 (0.9)
AstraZeneca plc (8,552) (1,134,107) (60,041) 13.2
AVEVA Group plc (20,567) (656,923) 34,929 (7.7)
B&M European Value Retail SA (36,954) (258,541) 17,117 (3.8)
BT Group plc (167,395) (399,122) (3,696) 0.8
Compass Group plc (14,967) (322,091) 11,477 (2.5)
Croda International plc (3,164) (325,486) (17,511) 3.9
Experian plc (9,728) (374,777) 13,383 (2.9)
Halma plc (8,757) (286,504) 1,123 (0.2)
Hargreaves Lansdown plc (18,655) (245,888) 13,406 (2.9)
HSBC Holdings plc (49,807) (340,210) (12,748) 2.8
Informa plc (67,437) (528,370) 877 (0.2)
Ocado Group plc (36,133) (551,738) (27,135) 6.0
Prudential plc (29,540) (436,107) (20,499) 4.5
Reckitt Benckiser Group plc (3,409) (260,059) 311 (0.1)
Rentokil Initial plc (53,587) (369,133) (11,748) 2.6
Rolls-Royce Holdings plc (207,758) (273,201) (16,452) 3.6
Severn Trent plc (15,972) (643,740) (28,929) 6.4
St James's Place plc (13,228) (249,393) 3,988 (0.9)
Standard Chartered plc (38,361) (254,641) (2,210) 0.5
United Utilities Group plc (21,133) (311,194) (12,439) 2.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Weir Group plc (The) (9,747) (208,000) 29,411 (6.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.50% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
19-24 months
maturity
07/20/2023 $7,506,086 $34,447 $(1,725) $32,722
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 18,500 69,612 2,021 6.2
SITC International Holdings Co. Ltd. 3,000 10,490 (973) (3.0)
Hong Kong
ASM Pacific Technology Ltd. 28,200 283,902 (10,216) (31.2)
Bank of East Asia Ltd. (The) 36,200 56,564 276 0.8
CK Asset Holdings Ltd. 29,728 203,204 10,241 31.3
CLP Holdings Ltd. 20,000 194,598 300 0.9
HKT Trust & HKT Ltd. 55,000 75,414 146 0.4
Hong Kong & China Gas Co. Ltd. 6,000 7,248 (1,501) (4.6)
Kerry Properties Ltd. 28,000 78,879 418 1.3
Man Wah Holdings Ltd. 142,400 154,038 (6,714) (20.5)
New World Development Co. Ltd. 37,250 151,129 6,340 19.4
Sino Land Co. Ltd. 98,000 126,362 260 0.8
Sun Hung Kai Properties Ltd. 53,500 636,515 417 1.3
Swire Pacific Ltd. 9,500 57,771 2,714 8.3
WH Group Ltd. 674,500 423,556 14,784 45.2
Xinyi Glass Holdings Ltd. 61,000 146,258 (8,555) (26.1)
Macau
Sands China Ltd. 22,800 54,241 1,910 5.8
United Kingdom
CK Hutchison Holdings Ltd. 118,000 862,864 34,407 105.1
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (170,700) (450,758) 20,599 63.0
Chow Tai Fook Jewellery Group Ltd. (69,400) (125,344) 3,121 9.5
ESR Cayman Ltd. (116,200) (360,091) 10,028 30.6

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
AIA Group Ltd. (35,000) (365,466) (8,702) (26.6)
Hang Lung Properties Ltd. (60,000) (120,935) (3,288) (10.0)
Hang Seng Bank Ltd. (11,900) (228,870) (8,147) (24.9)
Henderson Land Development Co. Ltd. (19,000) (78,869) 1,780 5.4
MTR Corp. Ltd. (76,000) (409,280) (10,534) (32.2)
Power Assets Holdings Ltd. (27,500) (179,219) (2,111) (6.4)
Swire Properties Ltd. (26,200) (64,745) 1,881 5.7
Techtronic Industries Co. Ltd. (35,000) (560,752) 31,280 95.6
Wharf Real Estate Investment Co. Ltd. (104,000) (513,995) (17,320) (52.9)
Macau
Galaxy Entertainment Group Ltd. (40,000) (236,695) (16,634) (50.8)
SJM Holdings Ltd. (227,000) (111,459) (7,726) (23.6)
Wynn Macau Ltd. (147,600) (106,963) (6,055) (18.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-18.00% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
16-24 months
maturity
07/20/2023 $89,237,641 $(440,282) $180,988 $(259,294)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 15,900 635,291 347 (0.1)
Aisin Corp. 16,200 553,678 25,458 (9.8)
Iida Group Holdings Co. Ltd. 30,800 531,021 (20,478) 7.9
Japan Post Insurance Co. Ltd. 47,200 821,996 1,593 (0.6)
Japan Tobacco, Inc. 51,400 877,788 19,668 (7.6)
Kuraray Co. Ltd. 60,600 521,644 4,866 (1.9)
Mazda Motor Corp. 107,300 788,719 18,746 (7.2)
Mitsubishi Electric Corp. 64,200 736,300 8,481 (3.3)
Mitsubishi HC Capital, Inc. 123,200 572,451 (2,941) 1.1
Mizuho Financial Group, Inc. 119,130 1,519,547 (43,346) 16.7
Nabtesco Corp. 23,300 615,180 16,857 (6.5)
NGK Insulators Ltd. 40,300 574,882 9,998 (3.9)
NIPPON EXPRESS HOLDINGS, Inc. 11,300 776,319 (7,735) 3.0
Nitto Denko Corp. 7,200 516,154 22,225 (8.6)
Otsuka Holdings Co. Ltd. 16,400 566,584 11,116 (4.3)
Rohm Co. Ltd. 7,700 597,828 26,747 (10.3)
Shimamura Co. Ltd. 8,100 719,919 (2,088) 0.8
Subaru Corp. 34,600 549,552 19,239 (7.4)
Sumitomo Heavy Industries Ltd. 22,800 522,483 (6,123) 2.4

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Taisei Corp. 20,675 596,869 (20,455) 7.9
Tokyo Electric Power Co. Holdings, Inc. 197,800 652,935 56,791 (21.9)
Yamada Holdings Co. Ltd. 190,700 592,864 (28,872) 11.1
Yamato Holdings Co. Ltd. 29,700 554,801 (882) 0.3
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (26,000) (554,385) 16,473 (6.4)
Daiichi Sankyo Co. Ltd. (26,800) (585,232) (61,010) 23.5
Daikin Industries Ltd. (3,800) (690,095) 1,262 (0.5)
Denso Corp. (12,400) (791,121) (16,331) 6.3
East Japan Railway Co. (9,100) (526,685) (14,867) 5.7
Harmonic Drive Systems, Inc. (18,800) (645,639) (403) 0.2
Honda Motor Co. Ltd. (19,500) (552,744) (14,252) 5.5
ITOCHU Corp. (19,600) (662,989) (22,890) 8.8
JSR Corp. (21,300) (627,241) (24,877) 9.6
KDDI Corp. (16,900) (554,094) (3,345) 1.3
Kikkoman Corp. (9,800) (649,116) 41,022 (15.8)
Kobe Bussan Co. Ltd. (17,100) (526,248) 6,532 (2.5)
Lasertec Corp. (4,300) (715,366) (41,217) 15.9
Mitsubishi Corp. (17,500) (656,718) (45,971) 17.7
Mitsubishi UFJ Financial Group, Inc. (142,500) (880,812) 7,641 (2.9)
MonotaRO Co. Ltd. (30,200) (648,163) (8,100) 3.1
Nexon Co. Ltd. (24,100) (576,562) (16,736) 6.5
Nidec Corp. (10,500) (829,322) (2,767) 1.1
Nippon Paint Holdings Co. Ltd. (78,400) (686,889) 868 (0.3)
Nitori Holdings Co. Ltd. (5,000) (629,064) 55,884 (21.6)
Oriental Land Co. Ltd. (4,200) (803,902) (8,721) 3.4
Rakuten Group, Inc. (78,100) (614,079) (191) 0.1
Seven & i Holdings Co. Ltd. (13,400) (638,875) (27,025) 10.4
Sony Group Corp. (6,800) (699,555) (14,426) 5.6
Tokio Marine Holdings, Inc. (12,800) (744,874) (13,599) 5.2
Toyota Motor Corp. (81,600) (1,471,901) (106,977) 41.3
Yaskawa Electric Corp. (23,600) (919,809) (11,351) 4.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-26.68% to 1.00%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
4-23 months
maturity
ranging from
07/20/2022
- 02/16/2024 $255,800,584 $(2,276,130) $(486,789) $(2,762,919)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alphabet, Inc. 216 600,772 20,451 (0.7)
Arrow Electronics, Inc. 5,233 620,791 (41,602) 1.5
Booking Holdings, Inc. 253 594,158 46,850 (1.7)
Citigroup, Inc. 15,668 836,671 (60,949) 2.2
Coca-Cola Co. (The) 15,777 978,174 29,794 (1.1)
Global Payments, Inc. 4,519 618,380 15,410 (0.6)
International Paper Co. 19,378 894,295 22,866 (0.8)
JPMorgan Chase & Co. 4,247 578,951 (16,266) 0.6
KLA Corp. 1,626 595,214 21,870 (0.8)
Kraft Heinz Co. (The) 19,806 780,158 32,482 (1.2)
Live Nation Entertainment, Inc. 4,992 587,259 31,336 (1.1)
Lockheed Martin Corp. 1,404 619,726 17,985 (0.7)
LyondellBasell Industries NV 6,100 627,202 (8,479) 0.3
Macy's, Inc. 25,563 622,715 (76,433) 2.8
ManpowerGroup, Inc. 7,274 683,174 (25,230) 0.9
Medtronic plc 7,469 828,686 9,037 (0.3)
Meta Platforms, Inc. 3,294 732,454 40,487 (1.5)
Owens Corning 7,806 714,249 (43,245) 1.6
Pfizer, Inc. 18,770 971,723 (46,362) 1.7
SS&C Technologies Holdings, Inc. 8,531 639,996 (29,176) 1.1
Texas Roadhouse, Inc. 13,541 1,133,788 18,537 (0.7)
Tyson Foods, Inc. 7,586 679,933 7,859 (0.3)
Ulta Beauty, Inc. 1,815 722,769 15,679 (0.6)
Walmart, Inc. 12,210 1,818,313 47,741 (1.7)
Wells Fargo & Co. 13,526 655,470 (40,849) 1.5
Short Positions
Common Stocks
United States
Amgen, Inc. (2,439) (589,799) (14,477) 0.5
Amphenol Corp. (7,796) (587,429) 4,444 (0.2)
Atmos Energy Corp. (5,426) (648,353) (27,239) 1.0
Church & Dwight Co., Inc. (9,114) (905,749) (19,139) 0.7
Clarivate plc (35,079) (587,924) (35,781) 1.3
Commerce Bancshares, Inc. (8,768) (627,701) 4,559 (0.2)
First Financial Bankshares, Inc. (19,346) (853,546) 38,305 (1.4)
GameStop Corp. (5,067) (844,061) (399,686) 14.5
Grocery Outlet Holding Corp. (22,342) (732,371) (44,461) 1.6
Hormel Foods Corp. (22,897) (1,180,111) (42,130) 1.5
Illinois Tool Works, Inc. (3,943) (825,664) 7,807 (0.3)
Insulet Corp. (2,682) (714,458) (48,598) 1.8
M&T Bank Corp. (4,364) (739,698) 41,898 (1.5)
McCormick & Co., Inc. (Non-Voting) (8,832) (881,434) (25,701) 0.9
NVIDIA Corp. (2,634) (718,713) (66,377) 2.4
Progressive Corp. (The) (5,580) (636,064) (24,943) 0.9
Realty Income Corp. (11,532) (799,168) (32,405) 1.2
Scotts Miracle-Gro Co. (The) (5,150) (633,244) 35,896 (1.3)
STERIS plc (2,792) (675,022) (27,250) 1.0
Sysco Corp. (8,069) (658,834) (15,331) 0.6
TopBuild Corp. (3,460) (627,609) 157,187 (5.7)
Webster Financial Corp. (10,505) (589,541) 16,388 (0.6)
Welltower, Inc. (8,225) (790,752) (33,969) 1.2
Williams Cos., Inc. (The) (19,475) (650,660) (36,613) 1.3

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Wingstop, Inc. (6,120) (718,182) 12,363 (0.4)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
7
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 94.1%
INVESTMENT COMPANIES - 33.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.17% (1)(a)(b) 1,178,066 1,178,066
Limited Purpose Cash Investment
Fund, 0.18% (1)(a) 126,385,945 126,322,753
TOTAL INVESTMENT COMPANIES
(Cost $127,494,283) 127,500,819
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 60.9%
U.S. Treasury Bills
0.05%, 4/7/2022 (c) $ 1,487,000 1,486,964
0.06%, 4/21/2022 (c)(d) 4,319,000 4,318,706
0.06%, 4/28/2022 (c)(d) 37,047,000 37,044,048
0.09%, 6/2/2022 (c)(d) 12,028,000 12,021,237
0.11%, 6/9/2022 (c)(d) 25,916,000 25,897,373
0.13%, 6/16/2022 (c) 1,199,000 1,197,950
0.16%, 6/23/2022 (c)(d) 6,247,000 6,240,285
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 60.9% (continued)
0.21%, 6/30/2022 (c)(d) $ 7,150,000 7,140,861
0.28%, 7/14/2022 (c) 15,982,000 15,953,952
0.37%, 7/21/2022 (c)(d) 30,202,000 30,140,539
0.52%, 8/4/2022 (c)(d) 42,732,000 42,613,645
0.77%, 8/18/2022 (c)(d) 2,368,000 2,360,289
0.71%, 8/25/2022 (c)(d) 19,922,000 19,849,567
0.67%, 9/1/2022 (c)(d) 5,398,000 5,377,089
0.70%, 9/8/2022 (c)(d) 3,054,000 3,041,560
0.82%, 9/15/2022 (c)(d) 12,583,000 12,528,627
0.87%, 9/22/2022 (c)(d) 6,980,000 6,948,006
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $234,308,712) 234,160,698
TOTAL SHORT-TERM INVESTMENTS
(Cost $361,802,995) 361,661,517
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.1%
(Cost $361,802,995) 361,661,517
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.9% (e) 22,746,634
NET ASSETS - 100.0% 384,408,151
(a) Represents 7-day effective yield as of March 31, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/28/2022 HKD 1,099,500 $ 1,528
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/28/2022 HKD 4,398,000 7,009
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 06/17/2022 CHF 1,564,420 75,481
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/17/2022 CHF 2,647,480 134,592

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 AUD 2,754,472 $ 128,379
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.77%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 CAD 1,783,758 26,996
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.80%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 957,356 59,391
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 791,569 29,969
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 HKD 5,714,131 35,884
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 636,664 51,836
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.61%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 JPY 1,014,146,383 835,751

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 1,663,893 $ 135,371
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 SGD 472,572 25,695
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 EUR 1,137,424 43,012
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.00%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 SEK 8,817,326 28,173
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 CHF 1,785,127 109,421
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 GBP 834,528 57,758
1,786,246
$ 1,786,246

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 8 4/2022 EUR $ 1,281,498 $ 92,419
CAC 40 10 Euro Index 40 4/2022 EUR 2,945,944 125,515
IBEX 35 Index 10 4/2022 EUR 931,009 25,513
OMXS30 Index 37 4/2022 SEK 820,482 6,274
DAX Index 3 6/2022 EUR 1,197,488 27,002
FTSE 100 Index 38 6/2022 GBP 3,736,914 225,572
S&P 500 E-Mini Index 477 6/2022 USD 108,058,387 6,749,797
S&P/TSX 60 Index 21 6/2022 CAD 4,424,925 87,942
SPI 200 Index 10 6/2022 AUD 1,399,134 74,641
7,414,675
Short Contracts
Hang Seng Index (3) 4/2022 HKD (421,087) (5,211)
MSCI Singapore Index (1) 4/2022 SGD (24,706) (493)
TOPIX Index (3) 6/2022 JPY (479,670) 4,162
(1,542)
$ 7,413,133
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,856,001 USD 2,072,020 CITI 6/15/2022 $ 67,829
AUD 2,855,999 USD 2,072,021 JPMC 6/15/2022 67,826
CAD 4,429,708 USD 3,487,494 CITI 6/15/2022 55,193
CAD 4,429,702 USD 3,487,494 JPMC 6/15/2022 55,189
ILS 617,502 USD 191,668 CITI 6/15/2022 2,273
ILS 617,498 USD 191,667 JPMC 6/15/2022 2,272
NOK 1,565,759 USD 175,342 CITI 6/15/2022 2,423
NOK 1,565,756 USD 175,342 JPMC 6/15/2022 2,423
NZD 88,500 USD 59,189 CITI 6/15/2022 2,069
NZD 88,499 USD 59,188 JPMC 6/15/2022 2,069
SEK 4,294,001 USD 445,763 CITI 6/15/2022 11,786
SEK 4,294,001 USD 445,764 JPMC 6/15/2022 11,786
USD 213,293 CHF 194,500 CITI 6/15/2022 2,140
USD 213,293 CHF 194,500 JPMC 6/15/2022 2,139
USD 30,866 DKK 204,000 CITI 6/15/2022 442
USD 30,865 DKK 204,000 JPMC 6/15/2022 442
USD 287,217 EUR 255,000 CITI 6/15/2022 4,324
USD 287,216 EUR 255,000 JPMC 6/15/2022 4,324
USD 120,087 GBP 89,500 CITI 6/15/2022 2,550
USD 120,087 GBP 89,500 JPMC 6/15/2022 2,549
USD 173,496 HKD 1,355,000 CITI 6/15/2022 333
USD 173,495 HKD 1,355,000 JPMC 6/15/2022 332
USD 9,626 SEK 89,809 CITI 6/15/2022 56
USD 9,626 SEK 89,810 JPMC 6/15/2022 56
Total unrealized appreciation 302,825
CHF 2,739,291 USD 2,987,823 CITI 6/15/2022 (13,990)
CHF 2,739,291 USD 2,987,827 JPMC 6/15/2022 (13,993)
DKK 4,984,221 USD 761,004 CITI 6/15/2022 (17,680)
DKK 4,984,222 USD 761,005 JPMC 6/15/2022 (17,681)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 8,045,946 USD 9,099,576 CITI 6/15/2022 $ (173,536)
EUR 8,045,934 USD 9,099,574 JPMC 6/15/2022 (173,548)
GBP 3,204,003 USD 4,301,641 CITI 6/15/2022 (93,915)
GBP 3,203,998 USD 4,301,640 JPMC 6/15/2022 (93,919)
HKD 7,070,000 USD 906,122 CITI 6/15/2022 (2,607)
HKD 7,070,000 USD 906,123 JPMC 6/15/2022 (2,608)
JPY 703,251,503 USD 6,116,024 CITI 6/15/2022 (328,079)
JPY 703,251,498 USD 6,116,032 JPMC 6/15/2022 (328,087)
NOK 130,000 USD 14,793 CITI 6/15/2022 (34)
NOK 130,000 USD 14,793 JPMC 6/15/2022 (34)
SEK 4,839,500 USD 518,860 CITI 6/15/2022 (3,185)
SEK 4,839,499 USD 518,861 JPMC 6/15/2022 (3,185)
SGD 812,359 USD 602,021 CITI 6/15/2022 (2,656)
SGD 812,356 USD 602,019 JPMC 6/15/2022 (2,657)
USD 80,784 AUD 111,000 CITI 6/15/2022 (2,383)
USD 80,783 AUD 111,000 JPMC 6/15/2022 (2,383)
USD 3,155 CAD 4,000 CITI 6/15/2022 (44)
USD 3,155 CAD 4,000 JPMC 6/15/2022 (44)
USD 6,073 NZD 9,000 CITI 6/15/2022 (157)
USD 6,073 NZD 9,000 JPMC 6/15/2022 (157)
USD 31,466 SEK 299,312 CITI 6/15/2022 (427)
USD 31,466 SEK 299,308 JPMC 6/15/2022 (427)
USD 19,905 SGD 27,000 CITI 6/15/2022 (16)
USD 19,904 SGD 27,000 JPMC 6/15/2022 (16)
Total unrealized depreciation (1,277,448)
Net unrealized depreciation $ (974,623)
Total Return Basket Swaps Outstanding at March 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.41% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
09/26/2022
- 05/25/2023 $112,744,886 $(504,967) $2,614,404 $2,109,437
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Crocs, Inc. 26,993 2,062,265 (44,269) (2.1)
Dow, Inc. 25,666 1,635,438 (25,153) (1.2)
DuPont de Nemours, Inc. 19,032 1,400,375 (66,802) (3.2)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
International Paper Co. 68,010 3,138,662 (11,562) (0.5)
Lennar Corp. 21,616 1,754,571 (34,802) (1.6)
LyondellBasell Industries NV 22,476 2,310,982 (109,458) (5.2)
Mattel, Inc. 79,729 1,770,781 (55,810) (2.6)
Mohawk Industries, Inc. 9,262 1,150,340 (67,798) (3.2)
NIKE, Inc. 12,858 1,730,172 11,058 0.5
Olin Corp. 34,705 1,814,377 (2,429) (0.1)
PulteGroup, Inc. 33,737 1,413,580 (64,100) (3.0)
Ralph Lauren Corp. 15,424 1,749,699 (61,696) (2.9)
Toll Brothers, Inc. 36,108 1,697,798 (75,466) (3.6)
Tri Pointe Homes, Inc. 83,098 1,668,608 (73,957) (3.5)
United States Steel Corp. 28,559 1,077,817 (20,277) (1.0)
Verizon Communications, Inc. 20,766 1,057,820 (7,060) (0.3)
Walgreens Boots Alliance, Inc. 23,708 1,061,407 (55,714) (2.6)
Walmart, Inc. 42,800 6,373,776 234,116 11.1
Westlake Corp. 11,159 1,377,021 (42,404) (2.0)
Westrock Co. 35,801 1,683,721 (33,295) (1.6)
Short Positions
Common Stocks
United States
Air Products and Chemicals, Inc. (4,511) (1,127,344) (15,112) (0.7)
Albemarle Corp. (5,246) (1,160,153) (18,728) (0.9)
Amcor plc (92,217) (1,044,819) 922 0.0
AptarGroup, Inc. (9,353) (1,098,978) (2,432) (0.1)
Ashland Global Holdings, Inc. (11,453) (1,127,090) 1,031 0.0
Ball Corp. (18,251) (1,642,590) 77,202 3.7
Cabot Corp. (20,142) (1,377,914) 36,860 1.7
Costco Wholesale Corp. (2,428) (1,398,164) (48,900) (2.3)
Crown Holdings, Inc. (12,262) (1,533,854) 56,160 2.7
Ecolab, Inc. (6,302) (1,112,681) 6,491 0.3
FMC Corp. (7,392) (972,565) 36,812 1.7
Graphic Packaging Holding Co. (87,673) (1,756,967) 10,521 0.5
Grocery Outlet Holding Corp. (74,949) (2,456,828) 8,244 0.4
Hanesbrands, Inc. (62,389) (928,972) 21,212 1.0
Helen of Troy Ltd. (7,667) (1,501,505) (5,060) (0.2)
International Flavors & Fragrances, Inc. (10,176) (1,336,414) (18,622) (0.9)
Leggett & Platt, Inc. (28,487) (991,348) 33,330 1.6
Lululemon Athletica, Inc. (3,428) (1,252,008) (146,811) (7.0)
Peloton Interactive, Inc. (50,852) (1,343,510) 101,704 4.8
Performance Food Group Co. (22,895) (1,165,584) 23,811 1.1
RPM International, Inc. (17,900) (1,457,776) (16,468) (0.8)
Scotts Miracle-Gro Co. (The) (17,810) (2,189,918) 43,278 2.1
Sherwin-Williams Co. (The) (5,369) (1,340,210) (23,677) (1.1)
Skechers USA, Inc. (29,513) (1,202,950) (10,625) (0.5)
Sprouts Farmers Market, Inc. (63,431) (2,028,523) 55,185 2.6
Sysco Corp. (28,216) (2,303,836) (20,880) (1.0)
T-Mobile US, Inc. (7,946) (1,019,869) (32,261) (1.5)
TopBuild Corp. (11,936) (2,165,071) 114,586 5.4
Vulcan Materials Co. (6,808) (1,250,630) 6,876 0.3
Worthington Industries, Inc. (19,781) (1,016,941) 21,561 1.0

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.10% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $45,529,341 $45,778 $(155,580) $(109,802)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 55,929 555,370 14,248 (13.0)
Ampol Ltd. 24,995 567,832 12,882 (11.7)
Aristocrat Leisure Ltd. 27,211 738,561 (32,936) 30.0
Aurizon Holdings Ltd. 624,008 1,715,177 42,743 (38.9)
Australia & New Zealand Banking Group Ltd. 32,676 669,564 (3,643) 3.3
BlueScope Steel Ltd. 163,341 2,539,969 110,081 (100.3)
Brambles Ltd. 106,422 785,356 3,488 (3.2)
Coles Group Ltd. 69,327 926,586 4,287 (3.9)
Harvey Norman Holdings Ltd. 203,232 809,884 (23,334) 21.3
Incitec Pivot Ltd. 482,896 1,366,943 33,111 (30.2)
JB Hi-Fi Ltd. 44,085 1,781,924 143,133 (130.4)
Magellan Financial Group Ltd. 46,643 551,789 18,172 (16.6)
Origin Energy Ltd. 103,868 483,477 33,375 (30.4)
QBE Insurance Group Ltd. 77,584 665,307 30,671 (27.9)
Ramsay Health Care Ltd. 5,608 271,599 3,767 (3.4)
Sonic Healthcare Ltd. 56,487 1,491,383 23,731 (21.6)
South32 Ltd. 388,716 1,477,618 95,232 (86.7)
Suncorp Group Ltd. 130,030 1,077,909 (1,238) 1.1
Tabcorp Holdings Ltd. 93,690 373,271 22,115 (20.1)
Telstra Corp. Ltd. 641,780 1,896,113 (417) 0.4
Woodside Petroleum Ltd. 20,527 493,293 23,875 (21.7)
Short Positions
Common Stocks
Australia
APA Group (145,371) (1,155,386) (55,880) 50.9
Cleanaway Waste Management Ltd. (102,666) (235,489) (11,166) 10.2
Cochlear Ltd. (6,363) (1,062,373) 6,340 (5.8)
Commonwealth Bank of Australia (12,194) (960,306) 8,320 (7.6)
CSL Ltd. (5,042) (1,006,598) 14,147 (12.9)
Domino's Pizza Enterprises Ltd. (10,566) (687,782) (23,099) 21.0
Evolution Mining Ltd. (283,781) (936,622) 8,207 (7.5)
IDP Education Ltd. (47,333) (1,107,786) (38,932) 35.5
IGO Ltd. (39,276) (410,562) (60,762) 55.3
Insurance Australia Group Ltd. (279,770) (915,627) 43,417 (39.5)
Lendlease Corp. Ltd. (53,788) (448,373) (16,839) 15.3
Lynas Rare Earths Ltd. (112,594) (897,650) (79,816) 72.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Macquarie Group Ltd. (8,895) (1,345,228) (69,735) 63.5
National Australia Bank Ltd. (34,118) (821,387) (26,437) 24.1
NEXTDC Ltd. (39,873) (343,510) (20,146) 18.3
Northern Star Resources Ltd. (70,784) (571,064) (15,024) 13.7
Orica Ltd. (66,728) (793,926) (29,005) 26.4
OZ Minerals Ltd. (37,476) (747,381) (42,106) 38.3
Pilbara Minerals Ltd. (298,562) (705,362) (101,769) 92.7
Pro Medicus Ltd. (23,160) (839,013) (40,733) 37.1
Qantas Airways Ltd. (240,016) (928,050) (5,136) 4.7
REA Group Ltd. (6,275) (629,065) 36,490 (33.2)
Reece Ltd. (35,598) (501,204) 21,140 (19.3)
SEEK Ltd. (36,870) (811,972) 34,790 (31.7)
Transurban Group (113,105) (1,142,808) (24,001) 21.9
Washington H Soul Pattinson & Co. Ltd. (36,376) (775,874) (72,350) 65.9
WiseTech Global Ltd. (11,914) (448,428) 2,432 (2.2)
Woolworths Group Ltd. (11,832) (328,513) (6,922) 6.3
New Zealand
Xero Ltd. (3,913) (296,557) (4,336) 3.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.75% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $94,772,020 $(2,047,271) $(683,743) $(2,731,014)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 34,748 2,777,983 224,483 (8.2)
Netherlands
Shell plc 40,258 1,103,420 64,471 (2.4)
South Africa
Anglo American plc 14,720 764,886 58,636 (2.1)
United Kingdom
abrdn plc 332,755 931,746 20,921 (0.8)
Barclays plc 636,612 1,234,057 (201,557) 7.4
Barratt Developments plc 142,698 971,461 (79,555) 2.9
BP plc 256,160 1,255,794 17,775 (0.7)
British American Tobacco plc 27,126 1,139,217 26,221 (1.0)
Centrica plc 1,369,508 1,432,578 22,390 (0.8)
DCC plc 22,100 1,711,292 4,138 (0.2)
Direct Line Insurance Group plc 232,979 839,510 (19,095) 0.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Howden Joinery Group plc 90,914 911,416 (54,408) 2.0
Imperial Brands plc 78,264 1,648,611 15,310 (0.6)
Inchcape plc 91,721 802,575 (54,203) 2.0
Kingfisher plc 418,402 1,396,478 (161,181) 5.9
Lloyds Banking Group plc 1,889,271 1,150,505 (40,543) 1.5
M&G plc 406,840 1,172,241 15,957 (0.6)
Man Group plc 344,719 1,051,955 40,686 (1.5)
Marks & Spencer Group plc 424,977 857,757 (50,935) 1.9
Persimmon plc 32,979 924,777 (61,585) 2.3
Royal Mail plc 506,461 2,176,085 (242,193) 8.9
Sage Group plc (The) 143,138 1,311,529 6,163 (0.2)
Spectris plc 35,158 1,192,370 (43,520) 1.6
SSE plc 41,876 956,827 32,124 (1.2)
Unilever plc 36,799 1,670,777 7,852 (0.3)
Vodafone Group plc 605,707 993,230 (9,149) 0.3
United States
GlaxoSmithKline plc 78,962 1,708,497 30,383 (1.1)
Short Positions
Common Stocks
United Kingdom
Abcam plc (48,837) (882,733) (26,853) 1.0
Admiral Group plc (28,931) (970,195) 16,216 (0.6)
AstraZeneca plc (32,668) (4,332,203) (229,353) 8.4
AVEVA Group plc (59,207) (1,891,110) 100,553 (3.7)
B&M European Value Retail SA (162,336) (1,135,752) 75,196 (2.8)
BT Group plc (679,104) (1,619,194) (14,994) 0.5
Compass Group plc (47,941) (1,031,695) 36,761 (1.3)
Croda International plc (14,744) (1,516,741) (81,599) 3.0
Dechra Pharmaceuticals plc (14,614) (775,888) 34,501 (1.3)
Experian plc (32,840) (1,265,182) 45,180 (1.7)
Halma plc (39,306) (1,285,979) 5,042 (0.2)
Hargreaves Lansdown plc (77,124) (1,016,558) 55,423 (2.0)
Informa plc (270,332) (2,118,056) 3,514 (0.1)
Ocado Group plc (184,455) (2,816,560) (138,522) 5.1
Prudential plc (115,500) (1,705,158) (80,149) 2.9
Reckitt Benckiser Group plc (16,418) (1,252,463) 1,499 (0.1)
Rentokil Initial plc (223,750) (1,541,297) (49,053) 1.8
Rolls-Royce Holdings plc (778,375) (1,023,561) (61,640) 2.3
Severn Trent plc (65,916) (2,656,696) (119,387) 4.4
St James's Place plc (54,846) (1,034,034) 16,535 (0.6)
Standard Chartered plc (138,747) (921,004) (7,994) 0.3
United Utilities Group plc (126,585) (1,864,030) (74,510) 2.7
Whitbread plc (22,946) (854,363) (11,435) 0.4

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.15% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $25,237,664 $49,873 $(2,907) $46,966
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 159,000 598,283 16,765 35.7
SITC International Holdings Co. Ltd. 31,000 108,398 (10,010) (21.3)
Hong Kong
ASM Pacific Technology Ltd. 85,400 859,760 (31,544) (67.2)
Bank of East Asia Ltd. (The) 141,800 221,568 1,080 2.3
CK Asset Holdings Ltd. 83,497 570,738 27,505 58.6
CLP Holdings Ltd. 74,000 720,012 1,112 2.4
Henderson Land Development Co. Ltd. 2,000 8,302 (187) (0.4)
HKT Trust & HKT Ltd. 242,000 331,820 644 1.4
Hong Kong & China Gas Co. Ltd. 67,955 82,084 (16,999) (36.2)
Kerry Properties Ltd. 96,000 270,441 1,433 3.1
Man Wah Holdings Ltd. 547,600 592,356 (26,045) (55.5)
New World Development Co. Ltd. 135,250 548,729 23,021 49.0
Sino Land Co. Ltd. 392,000 505,449 1,039 2.2
Sun Hung Kai Properties Ltd. 150,500 1,790,571 687 1.5
Swire Pacific Ltd. 47,000 285,813 13,426 28.6
WH Group Ltd. 1,748,500 1,097,980 37,603 80.1
Xinyi Glass Holdings Ltd. 206,000 493,919 (28,891) (61.5)
Macau
Sands China Ltd. 79,200 188,415 6,635 14.1
United Kingdom
CK Hutchison Holdings Ltd. 400,500 2,928,620 116,779 248.6
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (635,200) (1,677,337) 77,422 164.8
Chow Tai Fook Jewellery Group Ltd. (161,600) (291,868) 7,267 15.5
ESR Cayman Ltd. (375,800) (1,164,564) 32,431 69.1
Hong Kong
AIA Group Ltd. (105,000) (1,096,398) (26,106) (55.6)
Hang Lung Properties Ltd. (269,000) (542,190) (14,742) (31.4)
Hang Seng Bank Ltd. (41,900) (805,852) (28,686) (61.1)
MTR Corp. Ltd. (279,026) (1,502,629) (38,673) (82.3)
Power Assets Holdings Ltd. (51,000) (332,370) (3,914) (8.3)
Swire Properties Ltd. (65,000) (160,628) 4,666 9.9

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Techtronic Industries Co. Ltd. (114,500) (1,834,459) 102,329 217.9
Wharf Real Estate Investment Co. Ltd. (308,000) (1,522,217) (50,341) (107.2)
Macau
Galaxy Entertainment Group Ltd. (141,000) (834,351) (58,635) (124.8)
SJM Holdings Ltd. (1,102,000) (541,092) (37,505) (79.9)
Wynn Macau Ltd. (1,005,200) (728,451) (49,693) (105.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.25% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $320,980,138 $(1,421,771) $1,054,368 $(367,403)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 54,700 2,185,559 1,186 (0.3)
Aisin Corp. 61,800 2,112,178 97,117 (26.4)
Hino Motors Ltd. 316,200 1,848,452 (22,998) 6.3
Iida Group Holdings Co. Ltd. 115,300 1,987,881 (76,656) 20.9
Japan Post Insurance Co. Ltd. 167,700 2,920,523 5,661 (1.5)
Japan Tobacco, Inc. 173,800 2,968,084 66,559 (18.1)
Mazda Motor Corp. 372,700 2,739,567 65,114 (17.7)
Mitsubishi Electric Corp. 251,400 2,883,270 33,212 (9.0)
Mitsubishi HC Capital, Inc. 412,000 1,914,365 (10,387) 2.8
Mizuho Financial Group, Inc. 439,000 5,599,608 (159,733) 43.5
Nabtesco Corp. 79,900 2,109,564 57,389 (15.6)
NIPPON EXPRESS HOLDINGS, Inc. 38,600 2,651,850 (26,422) 7.2
Otsuka Holdings Co. Ltd. 52,400 1,810,304 35,515 (9.7)
Rohm Co. Ltd. 26,400 2,049,696 91,703 (25.0)
Shimamura Co. Ltd. 30,700 2,728,581 (7,742) 2.1
Subaru Corp. 124,000 1,969,491 68,950 (18.8)
Sumitomo Heavy Industries Ltd. 79,100 1,812,648 (21,223) 5.8
Taisei Corp. 73,900 2,133,427 (73,223) 19.9
Tokyo Electric Power Co. Holdings, Inc. 697,800 2,303,428 200,348 (54.5)
Yamada Holdings Co. Ltd. 668,200 2,077,357 (101,166) 27.5
Yamato Holdings Co. Ltd. 107,300 2,004,382 (4,053) 1.1

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (94,600) (2,017,109) 59,938 (16.3)
Daiichi Sankyo Co. Ltd. (91,900) (2,006,820) (209,209) 56.9
Daikin Industries Ltd. (13,300) (2,415,332) 4,418 (1.2)
Denso Corp. (49,400) (3,151,726) (65,062) 17.7
East Japan Railway Co. (34,100) (1,973,624) (55,709) 15.2
Fast Retailing Co. Ltd. (3,500) (1,794,300) (73,021) 19.9
Harmonic Drive Systems, Inc. (61,300) (2,105,196) (1,150) 0.3
Honda Motor Co. Ltd. (71,900) (2,038,066) (52,550) 14.3
ITOCHU Corp. (74,200) (2,509,886) (86,654) 23.6
JSR Corp. (75,000) (2,208,594) (87,596) 23.8
KDDI Corp. (64,400) (2,111,460) (12,746) 3.5
Kikkoman Corp. (37,300) (2,470,616) 156,134 (42.5)
Kobe Bussan Co. Ltd. (69,200) (2,129,610) 26,433 (7.2)
Lasertec Corp. (15,600) (2,595,280) (149,531) 40.7
Mitsubishi Corp. (68,600) (2,574,335) (180,208) 49.0
Mitsubishi UFJ Financial Group, Inc. (532,000) (3,288,367) 27,903 (7.6)
MonotaRO Co. Ltd. (106,000) (2,275,008) (28,432) 7.7
Nexon Co. Ltd. (86,800) (2,076,580) (60,278) 16.4
Nidec Corp. (38,600) (3,048,747) (10,172) 2.8
Nippon Paint Holdings Co. Ltd. (314,400) (2,754,565) 3,480 (0.9)
Nitori Holdings Co. Ltd. (17,700) (2,226,886) 197,828 (53.8)
Oriental Land Co. Ltd. (16,100) (3,081,626) (33,430) 9.1
Rakuten Group, Inc. (291,700) (2,293,557) (712) 0.2
Seven & i Holdings Co. Ltd. (44,800) (2,135,939) (90,353) 24.6
Shinsei Bank Ltd. (99,800) (1,820,278) 63,248 (17.2)
Sony Group Corp. (25,100) (2,582,180) (53,251) 14.5
Tokio Marine Holdings, Inc. (47,000) (2,735,083) (49,936) 13.6
Toyota Motor Corp. (299,000) (5,393,363) (391,986) 106.7
Yaskawa Electric Corp. (83,300) (3,246,614) (40,066) 10.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
01/13/2025
- 03/30/2027 $63,621,054 $(798,579) $90,823 $(707,756)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 16,887 1,154,747 55,184 (7.8)
Arkema SA 6,409 766,133 (6,465) 0.9
Atos SE 75,626 2,065,083 (93,723) 13.2
Bouygues SA 50,686 1,769,148 (3,270) 0.5
Capgemini SE 3,751 832,359 82,075 (11.6)
Carrefour SA 45,603 992,416 105,560 (14.9)
Casino Guichard Perrachon SA 21,047 387,500 45,832 (6.5)
Cie de Saint-Gobain 29,830 1,774,897 (38,423) 5.4
Eiffage SA 11,184 1,147,839 41,919 (5.9)
Electricite de France SA 54,590 512,392 13,606 (1.9)
Eutelsat Communications SA 90,283 980,735 60,039 (8.5)
Ipsen SA 12,796 1,601,737 169,258 (23.9)
Kering SA 937 591,554 (10,377) 1.5
La Francaise des Jeux SAEM 30,813 1,222,433 18,947 (2.7)
Orange SA 195,757 2,318,017 48,725 (6.9)
Publicis Groupe SA 23,119 1,403,177 21,548 (3.0)
Renault SA 32,825 858,048 (1,878) 0.3
Rexel SA 41,888 894,218 62,818 (8.9)
Rubis SCA 44,742 1,315,096 (13,580) 1.9
SEB SA 4,229 589,780 25,093 (3.5)
Sodexo SA 20,228 1,646,072 69,950 (9.9)
Thales SA 4,203 526,365 11,100 (1.6)
Veolia Environnement SA 17,180 550,851 15,293 (2.2)
Vinci SA 7,483 764,558 12,648 (1.8)
Vivendi SE 62,218 812,848 37,879 (5.4)
Luxembourg
Eurofins Scientific SE 12,081 1,195,086 61,429 (8.7)
SES SA 69,054 630,617 73,550 (10.4)
Singapore
STMicroelectronics NV 39,899 1,734,170 147,534 (20.8)
Short Positions
Common Stocks
France
Accor SA (42,018) (1,353,790) (97,642) 13.8
Aeroports de Paris (13,320) (1,991,849) (208,772) 29.5
Air Liquide SA (17,928) (3,136,395) (226,663) 32.0
Alstom SA (64,630) (1,512,270) (33,842) 4.8
Danone SA (17,084) (943,771) 22,190 (3.1)
Dassault Aviation SA (3,909) (617,298) (58,338) 8.2
Edenred (9,833) (486,191) (43,280) 6.1
Engie SA (59,898) (787,479) (42,151) 6.0
EssilorLuxottica SA (8,333) (1,524,028) (88,272) 12.5
Faurecia SE (23,875) (620,959) 68,240 (9.6)
Getlink SE (69,715) (1,255,543) (141,830) 20.0
L'Oreal SA (5,749) (2,296,411) (51,681) 7.3
LVMH Moet Hennessy Louis Vuitton SE (624) (445,411) (29,446) 4.2
Pernod Ricard SA (5,789) (1,271,908) (88,152) 12.5
Remy Cointreau SA (7,663) (1,580,318) (116,823) 16.5
Safran SA (14,101) (1,660,189) (30,335) 4.3
Sartorius Stedim Biotech (1,072) (438,893) (58,179) 8.2
SCOR SE (16,646) (535,260) (50,432) 7.1
SOITEC (8,254) (1,548,323) (240,986) 34.0
Ubisoft Entertainment SA (11,768) (517,119) 9,918 (1.4)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Valeo (51,590) (952,917) (124,202) 17.5
United States
Schneider Electric SE (20,396) (3,424,292) (142,152) 20.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.27% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
35-61 months
maturity
ranging from
01/13/2025
- 04/01/2027 $558,665,210 $(4,390,675) $(1,454,847) $(5,845,522)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alphabet, Inc. 769 2,138,858 98,197 (1.7)
Booking Holdings, Inc. 889 2,087,772 265,086 (4.5)
Capital One Financial Corp. 15,390 2,020,553 (12,125) 0.2
Citigroup, Inc. 55,781 2,978,705 (142,242) 2.4
Coca-Cola Co. (The) 46,383 2,875,746 141,004 (2.4)
Cracker Barrel Old Country Store, Inc. 16,147 1,917,133 38,494 (0.7)
DocuSign, Inc. 17,552 1,880,170 348,781 (6.0)
Global Payments, Inc. 17,520 2,397,437 153,654 (2.6)
JPMorgan Chase & Co. 15,999 2,180,984 55,983 (1.0)
KLA Corp. 5,891 2,156,459 177,918 (3.0)
Kraft Heinz Co. (The) 63,878 2,516,154 77,292 (1.3)
Live Nation Entertainment, Inc. 18,210 2,142,224 135,430 (2.3)
Macy's, Inc. 92,559 2,254,737 16,851 (0.3)
ManpowerGroup, Inc. 27,097 2,544,950 77,792 (1.3)
Meta Platforms, Inc. 11,985 2,664,985 252,646 (4.3)
Schneider National, Inc. 75,645 1,928,948 (13,616) 0.2
Simon Property Group, Inc. 15,714 2,067,334 13,495 (0.2)
SS&C Technologies Holdings, Inc. 28,996 2,175,280 (5,651) 0.1
Texas Roadhouse, Inc. 48,402 4,052,699 262,467 (4.5)
Tyson Foods, Inc. 26,108 2,340,060 (25,523) 0.4
Ulta Beauty, Inc. 6,605 2,630,243 156,103 (2.7)
Urban Outfitters, Inc. 79,001 1,983,715 (70,056) 1.2
VMware, Inc. 18,402 2,095,436 (11,258) 0.2
Wells Fargo & Co. 44,169 2,140,430 (42,377) 0.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
American Express Co. (10,365) (1,938,255) (176,217) 3.0
Aon plc (5,817) (1,894,190) (201,443) 3.4
Atmos Energy Corp. (19,086) (2,280,586) (135,637) 2.3
Church & Dwight Co., Inc. (30,094) (2,990,742) (69,818) 1.2
Clarivate plc (126,049) (2,112,581) (465,015) 8.0
DISH Network Corp. (62,652) (1,982,936) (61,970) 1.1
Dominion Energy, Inc. (22,284) (1,893,471) (86,263) 1.5
Domino's Pizza, Inc. (4,797) (1,952,427) (50,448) 0.9
First Financial Bankshares, Inc. (68,092) (3,004,219) 123,498 (2.1)
GameStop Corp. (18,907) (3,149,528) (1,610,799) 27.6
Hormel Foods Corp. (86,700) (4,468,518) (147,770) 2.5
IAC/InterActiveCorp (19,662) (1,971,705) 51,738 (0.9)
M&T Bank Corp. (15,989) (2,710,136) 69,855 (1.2)
McCormick & Co., Inc. (Non-Voting) (33,071) (3,300,486) (59,263) 1.0
NextEra Energy, Inc. (25,471) (2,157,648) (111,818) 1.9
NVIDIA Corp. (9,662) (2,636,373) (415,818) 7.1
Progressive Corp. (The) (18,940) (2,158,971) (182,139) 3.1
Prologis, Inc. (11,741) (1,895,937) (128,763) 2.2
Realty Income Corp. (41,440) (2,871,792) (170,974) 2.9
Signature Bank (6,474) (1,900,054) 84,187 (1.4)
SVB Financial Group (3,488) (1,951,362) (75,347) 1.3
Tesla, Inc. (1,784) (1,922,438) (399,768) 6.8
Truist Financial Corp. (34,160) (1,936,872) 62,171 (1.1)
Webster Financial Corp. (34,600) (1,941,752) (45,011) 0.8
Welltower, Inc. (29,644) (2,849,974) (218,002) 3.7
Wingstop, Inc. (22,068) (2,589,680) 140,155 (2.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.57% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
34-62 months
maturity
ranging from
01/21/2025
- 03/29/2027 $68,775,021 $(87,939) $18,897 $(69,042)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 63,085 844,733 79,290 (114.8)
Atco Ltd. 37,700 1,294,613 17,012 (24.6)
Canadian Tire Corp. Ltd. 7,253 1,095,130 (12,751) 18.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Capital Power Corp. 22,078 718,950 (13,567) 19.7
CI Financial Corp. 45,260 719,005 (22,340) 32.4
Empire Co. Ltd. 24,559 871,052 16,528 (23.9)
Fairfax Financial Holdings Ltd. 3,897 2,126,042 210,109 (304.3)
Finning International, Inc. 47,640 1,434,364 (43,612) 63.2
Imperial Oil Ltd. 29,006 1,403,722 132,541 (192.0)
Kinross Gold Corp. 184,390 1,082,608 22,327 (32.3)
Loblaw Cos. Ltd. 10,860 974,503 (15,761) 22.8
Magna International, Inc. 16,842 1,081,261 38,244 (55.4)
Manulife Financial Corp. 83,899 1,789,183 59,623 (86.4)
Onex Corp. 16,645 1,115,481 (24,146) 35.0
Open Text Corp. 16,735 709,613 (14,590) 21.1
Quebecor, Inc. 34,778 829,008 20,891 (30.3)
SNC-Lavalin Group, Inc. 37,214 896,006 (19,220) 27.8
Suncor Energy, Inc. 58,011 1,888,612 62,818 (91.0)
Toromont Industries Ltd. 7,374 699,030 9,372 (13.6)
Tourmaline Oil Corp. 18,251 840,905 89,075 (129.0)
West Fraser Timber Co. Ltd. 10,818 890,085 (171,457) 248.3
Whitecap Resources, Inc. 93,749 775,399 44,446 (64.4)
Chile
Lundin Mining Corp. 87,356 885,334 22,800 (33.0)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (26,411) (1,255,956) 17,746 (25.7)
Canada
Air Canada (58,504) (1,134,841) (51,315) 74.3
Algonquin Power & Utilities Corp. (68,508) (1,062,569) (17,508) 25.4
Ballard Power Systems, Inc. (175,147) (2,038,466) 881 (1.3)
BCE, Inc. (23,556) (1,305,788) (21,543) 31.2
Boralex, Inc. (29,508) (956,417) (36,750) 53.2
Brookfield Asset Management, Inc. (27,899) (1,577,332) (14,873) 21.5
CAE, Inc. (46,613) (1,213,284) (73,028) 105.8
Cameco Corp. (26,057) (758,897) (44,910) 65.0
Canadian Pacific Railway Ltd. (14,481) (1,195,176) (26,444) 38.3
Canopy Growth Corp. (83,630) (634,174) (62,145) 90.0
Dollarama, Inc. (18,754) (1,063,599) (6,434) 9.3
Element Fleet Management Corp. (73,384) (710,272) 35,539 (51.5)
Emera, Inc. (23,987) (1,189,037) (35,865) 51.9
Franco-Nevada Corp. (7,692) (1,224,050) (8,618) 12.5
Innergex Renewable Energy, Inc. (57,376) (912,398) (8,836) 12.8
Keyera Corp. (27,255) (690,886) (34,614) 50.1
Lightspeed Commerce, Inc. (23,641) (721,059) (59,846) 86.7
Metro, Inc. (13,923) (801,423) (17,447) 25.3
Restaurant Brands International, Inc. (13,713) (801,182) – 0.0
Rogers Communications, Inc. (22,962) (1,299,677) (51,105) 74.0
Royal Bank of Canada (6,240) (687,016) 20,479 (29.7)
Saputo, Inc. (36,218) (857,829) 29,835 (43.2)
Shopify, Inc. (1,174) (793,970) (15,401) 22.3
TC Energy Corp. (13,703) (772,866) (17,522) 25.4
United States
Brookfield Renewable Corp. (19,363) (845,674) 678 (1.0)
Zambia
First Quantum Minerals Ltd. (21,445) (742,423) (46,052) 66.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
01/21/2025
- 03/17/2027 $39,210,261 $(412,221) $(657,176) $(1,069,397)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 107,797 184,632 5,172 (0.5)
Atlantia SpA 30,501 634,194 42,717 (4.0)
Azimut Holding SpA 28,467 659,967 (10,062) 0.9
Banco BPM SpA 254,580 749,906 (21,026) 2.0
Buzzi Unicem SpA 103,000 1,906,032 (129,044) 12.1
Davide Campari-Milano NV 44,549 516,727 31,877 (3.0)
Enel SpA 24,399 162,906 8,507 (0.8)
Eni SpA 136,123 1,985,113 9,136 (0.9)
Hera SpA 307,534 1,133,002 (12,760) 1.2
Italgas SpA 194,193 1,245,838 52,089 (4.9)
Leonardo SpA 173,146 1,720,582 31,845 (3.0)
Mediobanca Banca di Credito Finanziario SpA 39,054 394,660 2,018 (0.2)
Pirelli & C SpA 153,052 830,461 11,859 (1.1)
Poste Italiane SpA 93,623 1,061,742 13,922 (1.3)
Prysmian SpA 27,557 935,180 276 (0.0)
Recordati Industria Chimica e Farmaceutica SpA 4,017 201,410 (1,457) 0.1
UniCredit SpA 183,489 1,979,434 3,024 (0.3)
Unipol Gruppo SpA 284,111 1,558,342 100,453 (9.4)
United States
Stellantis NV 134,876 2,183,573 (11,905) 1.1
Short Positions
Common Stocks
Italy
Amplifon SpA (15,100) (672,024) (44,065) 4.1
Assicurazioni Generali SpA (60,213) (1,377,201) (137,108) 12.8
Banca Generali SpA (23,043) (852,594) (11,323) 1.1
Brembo SpA (15,791) (175,795) (1,245) 0.1
DiaSorin SpA (4,287) (669,600) (17,345) 1.6
Ferrari NV (8,944) (1,948,537) (85,260) 8.0
FinecoBank Banca Fineco SpA (134,806) (2,045,019) 43,500 (4.1)
Infrastrutture Wireless Italiane SpA (157,387) (1,761,829) (85,219) 8.0
Interpump Group SpA (10,369) (519,587) 12,258 (1.1)
Intesa Sanpaolo SpA (1,116,759) (2,556,000) 3,492 (0.3)
Moncler SpA (3,009) (166,945) 466 (0.0)
Nexi SpA (171,790) (1,982,408) 38,840 (3.6)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Reply SpA (248) (40,745) 1,580 (0.1)
Salvatore Ferragamo SpA (2,883) (54,301) (1,569) 0.1
Snam SpA (167,209) (964,219) (52,842) 4.9
Terna - Rete Elettrica Nazionale (174,133) (1,495,329) (148,206) 13.9
United Kingdom
CNH Industrial NV (87,285) (1,374,807) (12,512) 1.2
United States
Tenaris SA (33,927) (509,620) (42,304) 4.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
01/21/2025
- 03/17/2027 $8,548,482 $174,348 $(7,655) $166,693
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd. 2,158,800 2,424,388 267,491 160.5
Singapore
Genting Singapore Ltd. 1,026,600 613,587 30,258 18.2
Oversea-Chinese Banking Corp. Ltd. 70,800 642,287 7,141 4.3
Singapore Technologies Engineering Ltd. 301,700 913,864 16,753 10.1
United Overseas Bank Ltd. 22,100 517,096 (6,352) (3.8)
Short Positions
Common Stocks
China
Wilmar International Ltd. (64,300) (222,685) (3,962) (2.4)
Singapore
City Developments Ltd. (144,100) (833,002) (52,527) (31.5)
DBS Group Holdings Ltd. (22,437) (587,899) (13,048) (7.8)
Keppel Corp. Ltd. (50,800) (239,534) (7,526) (4.5)
SATS Ltd. (48,100) (153,306) (12,021) (7.2)
Singapore Airlines Ltd. (119,600) (482,010) (23,074) (13.8)
Singapore Telecommunications Ltd. (294,000) (570,874) (13,360) (8.0)
Venture Corp. Ltd. (27,000) (347,950) (15,425) (9.3)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.32% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
35-62 months
maturity
ranging from
01/22/2025
- 03/29/2027 $249,904,964 $(3,454,394) $(92,194) $(3,546,588)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 14,436 1,708,645 (40,998) 1.2
Allison Transmission Holdings, Inc. 41,566 1,631,881 (11,638) 0.3
APA Corp. 36,263 1,498,750 68,900 (1.9)
Arrow Electronics, Inc. 18,269 2,167,251 (145,239) 4.1
Bio-Rad Laboratories, Inc. 2,774 1,562,400 (31,904) 0.9
Bristol-Myers Squibb Co. 21,653 1,581,319 54,349 (1.5)
Cisco Systems, Inc. 27,688 1,543,883 (11,352) 0.3
CVS Health Corp. 16,329 1,652,658 (120,018) 3.4
Dell Technologies, Inc. 36,643 1,839,112 (11,726) 0.3
EMCOR Group, Inc. 13,279 1,495,614 (67,325) 1.9
Emerson Electric Co. 19,090 1,871,774 48,870 (1.4)
EOG Resources, Inc. 15,104 1,800,850 20,541 (0.6)
Exxon Mobil Corp. 21,814 1,801,618 69,534 (2.0)
Flowserve Corp. 43,638 1,566,604 81,603 (2.3)
General Dynamics Corp. 7,759 1,871,316 82,789 (2.3)
Goldman Sachs Group, Inc. (The) 5,063 1,671,296 (66,680) 1.9
Incyte Corp. 25,135 1,996,222 127,434 (3.6)
IQVIA Holdings, Inc. 8,207 1,897,540 65,980 (1.9)
Jabil, Inc. 34,477 2,128,265 (13,101) 0.4
Johnson & Johnson 8,973 1,590,285 3,858 (0.1)
Lockheed Martin Corp. 4,787 2,112,982 61,321 (1.7)
Medtronic plc 27,276 3,026,272 33,004 (0.9)
Merck & Co., Inc. 21,676 1,778,516 67,412 (1.9)
Molina Healthcare, Inc. 5,166 1,723,326 (19,734) 0.6
Owens Corning 29,002 2,653,683 (160,671) 4.5
Pfizer, Inc. 64,757 3,352,470 (159,950) 4.5
Textron, Inc. 21,400 1,591,732 (16,050) 0.5
Univar Solutions, Inc. 51,586 1,657,974 (45,396) 1.3
Vishay Intertechnology, Inc. 102,250 2,004,100 (25,563) 0.7
Vontier Corp. 59,048 1,499,229 83,258 (2.3)
Western Digital Corp. 35,996 1,787,201 28,437 (0.8)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Advanced Drainage Systems, Inc. (13,169) (1,564,609) 30,289 (0.9)
Amgen, Inc. (8,467) (2,047,490) (50,427) 1.4
Amphenol Corp. (30,663) (2,310,457) 17,478 (0.5)
Carrier Global Corp. (33,964) (1,557,929) 42,455 (1.2)
Deere & Co. (4,018) (1,669,318) (37,408) 1.1
Eli Lilly & Co. (6,505) (1,862,837) (5,594) 0.2
Exact Sciences Corp. (28,056) (1,961,676) (161,322) 4.5
II-VI, Inc. (25,896) (1,877,201) (81,054) 2.3
Illinois Tool Works, Inc. (13,444) (2,815,174) 26,619 (0.8)
Insulet Corp. (9,504) (2,531,771) (172,212) 4.9
Jazz Pharmaceuticals plc (12,714) (1,979,188) 22,885 (0.6)
Mercury Systems, Inc. (24,900) (1,604,805) (3,984) 0.1
New Fortress Energy, Inc. (44,881) (1,912,379) (517,477) 14.6
PerkinElmer, Inc. (9,281) (1,619,163) 36,196 (1.0)
Progyny, Inc. (36,788) (1,890,903) (101,903) 2.9
Rockwell Automation, Inc. (5,484) (1,535,685) (49,521) 1.4
STERIS plc (9,888) (2,390,622) (96,507) 2.7
Teledyne Technologies, Inc. (3,847) (1,818,208) (152,803) 4.3
Williams Cos., Inc. (The) (71,929) (2,403,148) (135,227) 3.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
2-52 months
maturity
05/12/2022 $43,415,916 $(363,862) $(6,027) $(369,889)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) 31,437 1,426,031 (30,670) 8.3
Baloise Holding AG (Registered) 4,698 839,047 28,357 (7.7)
Barry Callebaut AG (Registered) 573 1,343,371 18,587 (5.0)
Belimo Holding AG (Registered) 778 412,044 16,296 (4.4)
BKW AG 4,388 549,607 14,739 (4.0)
Bucher Industries AG (Registered) 2,217 896,132 (12,141) 3.3
Credit Suisse Group AG (Registered) 5,364 42,226 (1,178) 0.3
DKSH Holding AG 11,268 949,015 (19,357) 5.2
dormakaba Holding AG 1,518 778,608 (36,642) 9.9
Galenica AG 16,524 1,272,121 51,420 (13.9)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Geberit AG (Registered) 914 563,441 (18,984) 5.1
Georg Fischer AG (Registered) 153 182,815 (6,302) 1.7
Julius Baer Group Ltd. 19,861 1,149,843 23,046 (6.2)
Kuehne + Nagel International AG (Registered) 3,233 917,943 (85,278) 23.1
Lonza Group AG (Registered) 1,118 810,107 9,187 (2.5)
Novartis AG (Registered) 28,621 2,512,682 15,687 (4.2)
OC Oerlikon Corp. AG (Registered) 76,447 609,202 (14,294) 3.9
Partners Group Holding AG 483 598,052 (26,112) 7.1
Schindler Holding AG 1,727 370,044 (17,880) 4.8
Stadler Rail AG 1,298 50,372 (300) 0.1
Straumann Holding AG (Registered) 169 269,840 11,952 (3.2)
Swatch Group AG (The) 2,721 771,469 13,958 (3.8)
Swiss Life Holding AG (Registered) 789 505,596 7,830 (2.1)
Tecan Group AG (Registered) 949 375,178 30,751 (8.3)
Temenos AG (Registered) 19,962 1,920,140 (19,705) 5.3
UBS Group AG (Registered) 35,473 693,189 37,288 (10.1)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (51,257) (784,591) (37,748) 10.2
Switzerland
ABB Ltd. (Registered) (11,020) (357,497) 33,549 (9.1)
Alcon, Inc. (4,907) (388,762) (8,030) 2.2
Bachem Holding AG (Registered) (2,317) (1,275,144) 140,753 (38.1)
Chocoladefabriken Lindt & Spruengli AG (38) (452,273) (21,717) 5.9
Cie Financiere Richemont SA (3,341) (423,488) (2,755) 0.7
Clariant AG (Registered) (4,219) (73,212) 423 (0.1)
Dufry AG (Registered) (54,290) (2,284,401) (82,876) 22.4
EMS-Chemie Holding AG (Registered) (921) (895,032) (21,481) 5.8
Flughafen Zurich AG (Registered) (5,624) (1,009,434) (23,689) 6.4
Givaudan SA (Registered) (806) (3,331,147) (20,275) 5.5
Helvetia Holding AG (Registered) (515) (67,234) (770) 0.2
Holcim Ltd. (7,757) (377,275) 11,042 (3.0)
Idorsia Ltd. (84,045) (1,678,921) (111,305) 30.1
Logitech International SA (Registered) (8,822) (655,758) (4,666) 1.3
Nestle SA (Registered) (17,453) (2,269,216) (23,083) 6.2
Roche Holding AG (1,302) (515,152) (8,184) 2.2
SIG Combibloc Group AG (79,513) (2,004,512) (103,140) 27.9
Sika AG (Registered) (5,252) (1,737,644) 25,988 (7.0)
Sonova Holding AG (Registered) (1,700) (710,155) (58,918) 15.9
Sulzer AG (Registered) (325) (26,996) 200 (0.1)
VAT Group AG (739) (281,366) (7,862) 2.1
Zurich Insurance Group AG (1,162) (573,912) (19,119) 5.2
United States
Swiss Re AG (4,541) (432,276) (10,460) 2.8

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.66% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
02/21/2024 $19,581,866 $214,248 $(1,154,704) $(940,456)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 870 2,614,318 (46,810) 5.0
Carlsberg A/S 10,142 1,245,047 35,322 (3.8)
Demant A/S 11,029 499,117 76,818 (8.2)
DSV A/S 716 137,225 10,164 (1.1)
Genmab A/S 3,328 1,201,918 102,235 (10.9)
H Lundbeck A/S 35,883 826,781 (22,097) 2.3
ISS A/S 62,387 1,108,714 48,541 (5.2)
Novo Nordisk A/S 3,166 351,161 14,732 (1.6)
Pandora A/S 12,039 1,146,888 110,907 (11.8)
Royal Unibrew A/S 3,056 285,509 2,388 (0.3)
Short Positions
Common Stocks
Denmark
Ambu A/S (55,173) (812,210) 49,254 (5.2)
Chr Hansen Holding A/S (13,993) (1,027,464) (38,130) 4.1
Coloplast A/S (663) (100,404) (9,087) 1.0
GN Store Nord A/S (5,521) (270,619) (13,474) 1.4
Novozymes A/S (21,475) (1,472,416) (186,303) 19.8
Orsted A/S (10,059) (1,259,100) 16,556 (1.8)
ROCKWOOL International A/S (2,734) (902,520) 2,015 (0.2)
SimCorp A/S (8,696) (637,682) 41,681 (4.4)
Tryg A/S (41,350) (1,005,413) (130,077) 13.8
Vestas Wind Systems A/S (91,269) (2,677,360) 149,613 (15.9)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.00% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
9-61 months
maturity
12/16/2022 $117,663,064 $65,486 $12,948 $78,434
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 25,976 1,313,172 13,917 17.7
Proximus SADP 62,295 1,160,019 (25,163) (32.1)
Finland
Nokian Renkaat OYJ 101,723 1,650,944 (382,169) (487.3)
Germany
Bayerische Motoren Werke AG 14,487 1,251,932 22,905 29.2
Brenntag SE 12,453 1,004,104 (4,542) (5.8)
Covestro AG 30,947 1,558,349 (65,008) (82.9)
Deutsche Bank AG (Registered) 190,268 2,396,272 101,474 129.4
Deutsche Post AG (Registered) 38,763 1,851,006 (140,115) (178.6)
Henkel AG & Co. KGaA 16,612 1,111,871 (75,560) (96.3)
ProSiebenSat.1 Media SE 121,947 1,553,325 (119,460) (152.3)
Luxembourg
ArcelorMittal SA 56,392 1,806,468 1,363 1.7
Netherlands
ASR Nederland NV 38,899 1,816,036 38,639 49.3
Koninklijke Ahold Delhaize NV 67,754 2,179,342 27,369 34.9
NN Group NV 46,999 2,381,852 88,822 113.2
OCI NV 37,053 1,308,137 144,449 184.2
Spain
Acerinox SA 150,821 1,651,984 (43,228) (55.1)
Banco de Sabadell SA 1,675,386 1,369,053 (14,777) (18.8)
Banco Santander SA 425,395 1,446,313 (31,771) (40.5)
Endesa SA 86,715 1,890,702 108,677 138.6
Mapfre SA 503,700 1,053,543 20,411 26.0
Repsol SA 227,866 2,984,863 87,657 111.8
Telefonica SA 510,499 2,474,011 107,630 137.2
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (6,527) (995,831) (47,774) (60.9)
China
Prosus NV (36,884) (1,989,075) 98,118 125.1

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Finland
Orion OYJ (24,555) (1,115,210) 19,376 24.7
UPM-Kymmene OYJ (32,913) (1,074,775) 18,478 23.6
Germany
adidas AG (4,394) (1,023,916) 5,862 7.5
Allianz SE (Registered) (5,743) (1,371,475) (16,949) (21.6)
Carl Zeiss Meditec AG (6,738) (1,085,338) 43,907 56.0
CTS Eventim AG & Co. KGaA (16,714) (1,135,171) (54,800) (69.9)
Deutsche Telekom AG (Registered) (91,816) (1,709,993) 8,339 10.6
Fresenius Medical Care AG & Co. KGaA (24,540) (1,644,446) 17,728 22.6
Hannover Rueck SE (9,452) (1,605,690) (35,927) (45.8)
LANXESS AG (27,727) (1,217,164) 68,727 87.6
RWE AG (25,210) (1,097,707) (55,464) (70.7)
Siemens AG (Registered) (9,499) (1,315,301) 98,464 125.5
Netherlands
Adyen NV (499) (988,367) 6,451 8.2
Argenx SE (7,005) (2,191,663) (89,407) (114.0)
IMCD NV (7,283) (1,242,425) (15,757) (20.1)
Saudi Arabia
Delivery Hero SE (43,174) (1,881,688) 116,838 149.0
Spain
ACS Actividades de Construccion y Servicios SA (49,084) (1,323,278) 14,938 19.0
Aena SME SA (8,648) (1,441,624) (86,605) (110.4)
Amadeus IT Group SA (30,659) (1,993,390) (112,120) (142.9)
Banco Bilbao Vizcaya Argentaria SA (220,399) (1,258,463) 31,734 40.5
Bankinter SA (188,436) (1,104,081) 11,613 14.8
CaixaBank SA (574,730) (1,949,417) 90,199 115.0
Cellnex Telecom SA (63,695) (3,065,284) (28,234) (36.0)
Ferrovial SA (55,389) (1,473,063) 104,507 133.2
Naturgy Energy Group SA (35,737) (1,070,662) (105,255) (134.2)
Siemens Gamesa Renewable Energy SA (65,501) (1,148,838) 162,148 206.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/21/2024 $11,251,386 $210,975 $156,439 $367,414
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 23,494 1,174,901 9,175 2.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
Equinor ASA 33,971 1,268,364 120,958 32.9
Leroy Seafood Group ASA 75,857 695,815 36,577 10.0
Norsk Hydro ASA 97,467 946,978 9,035 2.5
Orkla ASA 130,383 1,158,387 3,654 1.0
Telenor ASA 33,486 480,508 (21,591) (5.9)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (13,475) (903,814) (19,339) (5.3)
France
Adevinta ASA (114,329) (1,043,731) 207,091 56.4
Norway
Gjensidige Forsikring ASA (21,574) (534,975) 6,570 1.8
Mowi ASA (9,983) (268,901) (14,383) (3.9)
Salmar ASA (23,316) (1,843,110) (117,024) (31.9)
Schibsted ASA (9,752) (240,362) 37,961 10.3
TOMRA Systems ASA (462) (23,568) (198) (0.1)
United Kingdom
Subsea 7 SA (71,896) (667,972) (47,511) (12.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
02/21/2024 $37,159,023 $(480,947) $514,237 $33,290
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 4,293 108,986 6,524 19.6
Sweden
BillerudKorsnas AB 65,792 974,970 73,094 219.6
Boliden AB 11,276 568,820 43,588 130.9
Electrolux AB 28,395 429,688 (27,655) (83.1)
Elekta AB 50,960 401,354 (3,293) (9.9)
Getinge AB 35,957 1,432,490 155,021 465.7
H & M Hennes & Mauritz AB 80,176 1,076,575 (139,901) (420.2)
Husqvarna AB 27,237 284,129 (25,196) (75.7)
Saab AB 34,701 1,253,389 25,783 77.4
Securitas AB 121,547 1,371,211 (69,290) (208.1)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Skanska AB 36,742 821,999 (32,001) (96.1)
SKF AB 48,305 787,659 (44,058) (132.3)
SSAB AB 223,958 1,491,239 183,861 552.3
SSAB AB 99,247 689,601 44,418 133.4
Svenska Handelsbanken AB 128,438 1,181,044 (18,763) (56.4)
Swedbank AB 20,943 312,797 (4,204) (12.6)
Swedish Match AB 28,242 212,381 (894) (2.7)
Swedish Orphan Biovitrum AB 13,995 331,313 39,332 118.1
Telefonaktiebolaget LM Ericsson 221,047 2,014,964 94,922 285.1
Telia Co. AB 339,977 1,363,210 85,964 258.2
Trelleborg AB 45,520 1,053,897 172,653 518.6
Volvo AB 7,146 133,311 3,473 10.4
Short Positions
Common Stocks
Finland
Nordea Bank Abp (98,908) (1,017,960) 56,790 170.6
Sweden
AAK AB (30,643) (567,899) (42,463) (127.6)
Alfa Laval AB (22,339) (768,405) (32,583) (97.9)
Assa Abloy AB (37,241) (1,001,023) (39,901) (119.9)
Atlas Copco AB (2,194) (113,882) (890) (2.7)
Axfood AB (4,201) (136,810) (22,244) (66.8)
Beijer Ref AB (65,555) (1,187,298) (158,449) (476.0)
Embracer Group AB (177,075) (1,478,072) (135,860) (408.1)
Epiroc AB (54,197) (1,159,212) (6,957) (20.9)
EQT AB (43,265) (1,687,262) (411,219) (1235.3)
Essity AB (64,195) (1,514,940) 57,118 171.6
Evolution AB (1,823) (185,462) (897) (2.7)
Hexagon AB (176,693) (2,475,610) (166,247) (499.4)
Hexpol AB (23,054) (225,025) 3,010 9.0
Holmen AB (21,486) (1,199,317) (91,675) (275.4)
Indutrade AB (1,100) (27,664) (4,215) (12.7)
Lifco AB (4,977) (126,344) (10,679) (32.1)
Nibe Industrier AB (1,490) (16,516) (1,800) (5.4)
Sandvik AB (33,868) (719,452) 30,102 90.4
Sinch AB (99,112) (672,224) 95,544 287.0
Skandinaviska Enskilda Banken AB (53,894) (582,640) (5,944) (17.9)
Svenska Cellulosa AB SCA (33,944) (659,114) (53,214) (159.8)
Sweco AB (46,191) (671,555) (24,273) (72.9)
Tele2 AB (44,345) (670,310) (77,379) (232.4)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 14.5%
Auto Components - 1.6%
Aisin Corp. (Japan)
2,700 92,280
Bridgestone Corp. (Japan)
3,900 151,382
Denso Corp. (Japan)
2,500 159,500
Koito Manufacturing Co. Ltd.
(Japan) 1,900 76,892
Stanley Electric Co. Ltd. (Japan)
3,700 69,957
Sumitomo Electric Industries Ltd.
(Japan) 8,500 101,042
651,053
Automobiles - 3.9%
Honda Motor Co. Ltd. (Japan)
8,400 238,105
Isuzu Motors Ltd. (Japan)
8,600 111,095
Mazda Motor Corp. (Japan)
12,200 89,677
Nissan Motor Co. Ltd. (Japan) *
24,500 108,861
Subaru Corp. (Japan)
6,700 106,416
Suzuki Motor Corp. (Japan)
3,300 113,092
Toyota Motor Corp. (Japan)
38,100 687,248
Yamaha Motor Co. Ltd. (Japan)
4,500 100,862
1,555,356
Banks - 5.0%
Chiba Bank Ltd. (The) (Japan)
20,900 122,886
Concordia Financial Group Ltd.
(Japan) 33,700 125,420
Japan Post Bank Co. Ltd. (Japan)
14,800 118,856
Mitsubishi UFJ Financial Group,
Inc. (Japan) 87,700 542,086
Mizuho Financial Group, Inc.
(Japan) 22,200 283,169
Resona Holdings, Inc. (Japan)
38,400 163,559
Shizuoka Bank Ltd. (The) (Japan)
17,200 120,718
Sumitomo Mitsui Financial Group,
Inc. (Japan) 10,400 328,519
Sumitomo Mitsui Trust Holdings,
Inc. (Japan) 5,000 162,723
1,967,936
Household Durables - 4.0%
DR Horton, Inc. (1)
2,926 218,016
Garmin Ltd. (1)
1,501 178,034
Leggett & Platt, Inc. (1)
2,637 91,768
Lennar Corp., Class A (1)
2,390 193,996
Mohawk Industries, Inc. (1)*
835 103,707
Newell Brands, Inc. (1)
5,283 113,109
NVR, Inc. (1)*
33 147,420
PulteGroup, Inc. (1)
3,024 126,706
Tempur Sealy International, Inc. (1)
3,332 93,029
Toll Brothers, Inc. (1)
2,023 95,121
TopBuild Corp. (1)*
532 96,499
Whirlpool Corp. (1)
725 125,266
1,582,671
TOTAL COMMON STOCKS
(Cost $6,466,611) 5,757,016
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
SHORT-TERM INVESTMENTS - 100.8%
REPURCHASE AGREEMENTS (a) - 29.8%
JPMS, 0.24%, dated 3/23/2022,
due 4/14/2022, repurchase price
$1,682,122, collateralized by
U.S. Treasury Notes, 0.13%, due
7/15/2031 $ 1,681,875 1,681,875
JPMS, 0.26%, dated 3/14/2022,
due 4/14/2022, repurchase price
$3,550,295, collateralized by
U.S. Treasury Notes, 0.13%, due
7/15/2031 3,549,500 3,549,500
JPMS, 0.26%, dated 3/9/2022,
due 4/14/2022, repurchase price
$461,120, collateralized by U.S.
Treasury Notes, 0.13%, due
7/15/2031 461,000 461,000
JPMS, 0.23%, dated 3/8/2022,
due 4/14/2022, repurchase price
$854,077, collateralized by U.S.
Treasury Notes, 1.25%, due
8/15/2031 853,875 853,875
JPMS, 0.24%, dated 3/7/2022,
due 4/14/2022, repurchase price
$5,253,831, collateralized by
U.S. Treasury Notes, 1.25%, due
8/15/2031 5,252,500 5,252,500
TOTAL REPURCHASE AGREEMENTS
(Cost $11,798,750) 11,798,750
SHARES
INVESTMENT COMPANIES - 40.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.17% (1)(b)(c) 625,892 625,892
Limited Purpose Cash Investment
Fund, 0.18% (1)(b) 15,498,860 15,491,112
TOTAL INVESTMENT COMPANIES
(Cost $16,116,571) 16,117,004
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 30.4%
U.S. Treasury Bills
0.06%, 4/7/2022 (d) $ 540,000 539,987
0.06%, 4/28/2022 (d) 1,399,000 1,398,888
0.07%, 5/12/2022 (d) 1,883,000 1,882,589
0.06%, 5/19/2022 (d) 796,000 795,736
0.21%, 6/30/2022 (d) 194,000 193,752
0.22%, 7/7/2022 (d)(e) 2,484,000 2,480,151
0.28%, 7/14/2022 (d)(e) 644,000 642,870
0.82%, 9/15/2022 (d) 1,709,000 1,701,615
0.87%, 9/22/2022 (d) 622,000 619,149

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 30.4% (continued)
1.06%, 9/29/2022 (d) $ 1,790,000 1,780,939
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,040,072) 12,035,676
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,955,393) 39,951,430
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 115.3%
(Cost $46,422,004) 45,708,446
LIABILITIES IN EXCESS OF OTHER
ASSETS - (15.3)% (f) (6,061,173)
NET ASSETS - 100.0% 39,647,273
SECTOR VALUE
% OF NET
ASSETS
Consumer Discretionary $ 3,789,080 9.5%
Financials 1,967,936 5.0
Short-Term Investments 39,951,430 100.8
Total Investments In Securities
At Value 45,708,446 115.3
Liabilities in Excess of Other
Assets (f) (6,061,173) (15.3)
Net Assets
$ 39,647,273 100.0%
* Non-income producing security.
(a) On March 31, 2022, securities valued at $11,164,050 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(b) Represents 7-day effective yield as of March 31, 2022.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Reverse repurchase agreements at March 31, 2022:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
JPMS 3/9/2022 0.27% 4/14/2022 USD $ 471,875
JPMS 3/8/2022 0.29% 4/14/2022 USD 812,875
JPMS 3/7/2022 0.30% 4/14/2022 USD 4,988,000
JPMS 3/23/2022 0.32% 4/14/2022 USD 1,726,625
JPMS 3/14/2022 0.34% 4/14/2022 USD 3,710,000
$ 11,709,375
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2022 was $6,502,245 at a net weighted average interest rate of 0.191%.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Credit default swap contracts outstanding - buy protection as of March 31, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 37.V1 5.00 % Quarterly 6/20/2027 3.39 % EUR 1,701,000 $ (113,973) $ (26,105) $ (140,078)
Markit CDX North America
High Yield Index Series
38.V1 5.00 Quarterly 6/20/2027 3.73 USD 2,193,000 (123,417) (614) (124,031)
$ (237,390) $ (26,719) $ (264,109)
Forward effective interest rate swap contracts outstanding as of March 31, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1M TIIE Monthly 9.00% Monthly 9/18/2024 MXN 5,200,000 $ (548) $ 1,213 $ 665
Pay 3M BBR Qtrly 3.50% Semi 9/15/2032 NZD 1,200,000 1,730 – 1,730
Pay 6M NIBOR Semi 3.00% Annual 9/15/2027 NOK 7,100,000 2,469 – 2,469
Receive 1D SARON Annual 0.00% Annual 9/23/2024 CHF 4,600,000 31,435 8,782 40,217
Receive 1D SARON Annual 0.50% Annual 9/21/2032 CHF 200,000 2,382 7,114 9,496
Receive 1D SOFR Annual 0.50% Annual 6/17/2024 USD 30,300,000 653,505 522,233 1,175,738
Receive 1D SOFR Annual 2.00% Annual 9/23/2024 USD 19,000,000 151,113 88,605 239,718
Receive 1D SOFR Annual 1.00% Annual 9/23/2024 USD 15,100,000 264,476 220,796 485,272
Receive 1D SOFR Annual 1.25% Annual 9/21/2027 USD 3,500,000 79,094 99,759 178,853
Receive 1D SOFR Annual 1.75% Annual 9/21/2027 USD 2,900,000 61,811 14,586 76,397
Receive 1D SONIA Annual 0.50% Annual 6/17/2024 GBP 31,800,000 – 1,332,632 1,332,632
Receive 1D SONIA Annual 2.00% Annual 9/23/2024 GBP 8,700,000 54,237 1,036 55,273
Receive 1D SONIA Annual 1.00% Annual 9/23/2024 GBP 24,800,000 572,169 204,083 776,252
Receive 1D TONAR Annual 0.00% Annual 9/24/2024 JPY 2,670,000,000 23,959 (2,577) 21,382
Receive 1D TONAR Annual 0.00% Annual 6/15/2027 JPY 287,300,000 2,954 7,117 10,071
Receive 1M TIIE Monthly 7.50% Monthly 6/12/2024 MXN 9,200,000 4,026 6,487 10,513
Receive 1M TIIE Monthly 8.00% Monthly 9/18/2024 MXN 55,500,000 10,247 32,248 42,495
Receive 1M TIIE Monthly 8.50% Monthly 9/18/2024 MXN 25,300,000 7,067 1,001 8,068
Receive 3M BA Qtrly 2.00% Semi 9/19/2024 CAD 6,400,000 124,633 532 125,165
Receive 3M BA Qtrly 1.50% Semi 6/14/2027 CAD 6,100,000 – 312,660 312,660
Receive 3M BBR Qtrly 3.00% Semi 6/12/2024 NZD 7,900,000 – 52,903 52,903
Receive 3M BBR Qtrly 2.50% Semi 6/12/2024 NZD 2,500,000 – 33,315 33,315
Receive 3M BBR Qtrly 3.00% Semi 9/11/2024 NZD 6,800,000 15,118 43,064 58,182
Receive 3M BBR Qtrly 3.50% Semi 9/11/2024 NZD 5,200,000 12,740 – 12,740
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 9/19/2024 KRW 76,000,000 (47) 518 471
Receive 3M STIBOR Qtrly 0.50% Annual 6/19/2024 SEK 30,200,000 – 69,788 69,788
Receive 3M STIBOR Qtrly 1.00% Annual 6/16/2032 SEK 1,200,000 – 11,131 11,131
Receive 3M STIBOR Qtrly 1.50% Annual 6/16/2032 SEK 5,400,000 (3,094) 26,880 23,786
Receive 3M STIBOR Qtrly 1.50% Annual 9/15/2032 SEK 32,800,000 60,933 99,223 160,156
Receive 6M BBR Semi 2.00% Semi 6/10/2032 AUD 5,500,000 19,554 389,046 408,600
Receive 6M BBR Semi 2.50% Semi 9/09/2032 AUD 2,400,000 26,586 84,398 110,984
Receive 6M BUBOR Semi 5.00% Annual 6/19/2024 HUF 391,200,000 – 52,174 52,174
Receive 6M BUBOR Semi 5.50% Annual 9/18/2024 HUF 37,500,000 999 2,762 3,761
Receive 6M BUBOR Semi 7.00% Annual 9/18/2024 HUF 165,500,000 2,620 888 3,508
Receive 6M BUBOR Semi 6.50% Annual 9/18/2024 HUF 72,700,000 2,062 1,396 3,458
Receive 6M EURIBOR Semi 0.25% Annual 6/15/2027 EUR 6,400,000 – 451,078 451,078
Receive 6M EURIBOR Semi 0.00% Annual 9/21/2027 EUR 2,900,000 111,772 66,964 178,736
Receive 6M EURIBOR Semi 0.75% Annual 9/21/2027 EUR 2,400,000 23,876 26,578 50,454

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 0.25% Annual 9/21/2032 EUR 500,000 $ 40,221 $ 14,360 $ 54,581
Receive 6M EURIBOR Semi 1.00% Annual 9/21/2032 EUR 1,200,000 41,849 481 42,330
Receive 6M NIBOR Semi 2.00% Annual 6/19/2024 NOK 20,000,000 17,701 12,437 30,138
Receive 6M NIBOR Semi 2.50% Annual 9/18/2024 NOK 4,900,000 2,149 3,875 6,024
Receive 6M NIBOR Semi 2.00% Annual 6/16/2032 NOK 4,400,000 – 33,760 33,760
Receive 6M NIBOR Semi 2.50% Annual 9/15/2032 NOK 600,000 1,771 6 1,777
Receive 6M PRIBOR Semi 4.00% Annual 9/18/2024 CZK 7,500,000 1,315 5,637 6,952
Receive 6M PRIBOR Semi 4.50% Annual 9/18/2024 CZK 25,500,000 3,418 9,477 12,895
Receive 6M WIBOR Semi 4.50% Annual 6/19/2024 PLN 4,500,000 – 25,758 25,758
Receive 6M WIBOR Semi 4.50% Annual 9/18/2024 PLN 2,500,000 5,691 8,608 14,299
2,433,993 4,384,812 6,818,805
Pay 1D SARON Annual 0.50% Annual 6/17/2024 CHF 11,400,000 (62,089) (107,061) (169,150)
Pay 1D SARON Annual 0.50% Annual 9/21/2027 CHF 800,000 7,790 (15,888) (8,098)
Pay 1D SARON Annual 1.00% Annual 9/21/2032 CHF 500,000 (2,386) – (2,386)
Pay 1D SOFR Annual 1.25% Annual 6/15/2032 USD 700,000 (40,759) (16,080) (56,839)
Pay 1D SOFR Annual 2.00% Annual 9/21/2032 USD 2,700,000 (36,599) (3,473) (40,072)
Pay 1D SOFR Annual 1.50% Annual 9/21/2032 USD 2,300,000 (67,055) (71,600) (138,655)
Pay 1D SOFR Annual 1.50% Annual 6/17/2052 USD 300,000 (26,447) (7,003) (33,450)
Pay 1D SOFR Annual 1.50% Annual 9/23/2052 USD 800,000 (54,247) (35,213) (89,460)
Pay 1D SOFR Annual 1.75% Annual 9/23/2052 USD 300,000 (26,387) 9,475 (16,912)
Pay 1D SONIA Annual 0.50% Annual 6/15/2027 GBP 1,400,000 (26,539) (95,420) (121,959)
Pay 1D SONIA Annual 1.00% Annual 9/21/2027 GBP 6,600,000 (272,211) (99,638) (371,849)
Pay 1D SONIA Annual 1.75% Annual 9/21/2027 GBP 3,700,000 (39,177) (3,779) (42,956)
Pay 1D SONIA Annual 0.75% Annual 6/15/2032 GBP 2,000,000 (33,478) (185,090) (218,568)
Pay 1D SONIA Annual 0.75% Annual 9/21/2032 GBP 1,000,000 (89,334) (19,790) (109,124)
Pay 1D SONIA Annual 1.50% Annual 9/21/2032 GBP 1,200,000 (27,017) 4,340 (22,677)
Pay 1D TONAR Annual 0.00% Annual 6/17/2024 JPY 1,678,900,000 (4,242) (5,390) (9,632)
Pay 1D TONAR Annual 0.00% Annual 6/15/2032 JPY 88,700,000 (10,405) (6,846) (17,251)
Pay 1D TONAR Annual 0.00% Annual 9/23/2032 JPY 417,400,000 (92,561) (4,823) (97,384)
Pay 3M BA Qtrly 1.25% Semi 6/13/2024 CAD 4,700,000 (64,433) (58,346) (122,779)
Pay 3M BA Qtrly 1.75% Semi 6/14/2032 CAD 2,200,000 (33,072) (149,467) (182,539)
Pay 3M BBR Qtrly 1.50% Qtrly 6/13/2024 AUD 20,300,000 – (300,006) (300,006)
Pay 3M BBR Qtrly 2.00% Qtrly 9/12/2024 AUD 11,800,000 759 (149,937) (149,178)
Pay 3M BBR Qtrly 3.00% Semi 6/16/2027 NZD 500,000 – (7,597) (7,597)
Pay 3M BBR Qtrly 3.00% Semi 6/16/2032 NZD 300,000 – (7,550) (7,550)
Pay 3M BBR Qtrly 3.00% Semi 9/15/2032 NZD 1,300,000 (6,554) (27,680) (34,234)
Pay 3M HIBOR Qtrly 1.50% Qtrly 6/19/2024 HKD 4,300,000 – (9,810) (9,810)
Pay 3M HIBOR Qtrly 2.00% Qtrly 9/19/2024 HKD 7,100,000 (2,606) (8,239) (10,845)
Pay 3M JIBAR Qtrly 6.00% Qtrly 6/19/2024 ZAR 38,000,000 (253) (15,140) (15,393)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/18/2024 ZAR 1,900,000 162 (446) (284)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/18/2024 ZAR 200,000 (49) (104) (153)
Pay 3M STIBOR Qtrly 1.00% Annual 9/18/2024 SEK 125,600,000 (31,215) (196,577) (227,792)
Pay 3M STIBOR Qtrly 1.50% Annual 9/18/2024 SEK 82,100,000 (14,089) (49,549) (63,638)
Pay 3M STIBOR Qtrly 1.00% Annual 6/16/2027 SEK 25,000,000 (31,256) (83,378) (114,634)
Pay 3M STIBOR Qtrly 1.50% Annual 9/15/2027 SEK 11,500,000 10,137 (39,053) (28,916)
Pay 6M BBR Semi 3.00% Semi 9/09/2027 AUD 600,000 (554) (3,638) (4,192)
Pay 6M BBR Semi 2.50% Semi 9/09/2027 AUD 1,200,000 (6,732) (22,427) (29,159)
Pay 6M BBR Semi 3.00% Semi 9/09/2032 AUD 300,000 (3,966) – (3,966)
Pay 6M EURIBOR Semi 0.50% Annual 6/17/2024 EUR 25,600,000 (314,142) (368,234) (682,376)
Pay 6M EURIBOR Semi 0.25% Annual 9/23/2024 EUR 14,500,000 (247,485) (131,758) (379,243)
Pay 6M EURIBOR Semi 0.50% Annual 9/23/2024 EUR 13,700,000 (142,623) 13,771 (128,852)
Pay 6M EURIBOR Semi 0.00% Annual 6/15/2032 EUR 1,700,000 (8,411) (213,035) (221,446)
Pay 6M NIBOR Semi 2.00% Annual 6/16/2027 NOK 16,600,000 – (77,251) (77,251)
Pay 6M NIBOR Semi 2.50% Annual 9/15/2027 NOK 14,100,000 1,326 (34,581) (33,255)
Receive 1D TONAR Annual 0.50% Annual 9/23/2032 JPY 159,400,000 (35,679) 8,047 (27,632)
Receive 3M BA Qtrly 2.25% Semi 9/20/2032 CAD 200,000 2,712 (7,286) (4,574)
Receive 3M BBR Qtrly 3.00% Qtrly 9/12/2024 AUD 1,100,000 (3,041) – (3,041)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 3.00% Annual 9/18/2024 NOK 103,700,000 $ (9,886) $ (14,220) $ (24,106)
(1,844,093) (2,616,770) (4,460,863)
$ 589,900 $ 1,768,042 $ 2,357,942
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 0.29%
1 Day Sterling Overnight Index Average (''SONIA''): 0.69%
1 Day Swiss Average Rate Overnight (“SARON”): -0.70%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 6.72%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.23%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 1.26%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 0.55%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 4.37%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 1.51%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 0.06%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.71%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 6.80%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.37%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 1.62%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 5.31%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 4.95%
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/15/2022 ZAR 531,840 $ 2,275
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/28/2022 HKD 1,504,200 602
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/09/2022 KRW 182,850,000 1,833
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (278,750) 4,719

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 278,750 $ 3,378
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/22/2022 USD 1,262,250 37,534
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/20/2022 TWD 7,053,600 8,532
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/20/2022 TWD 7,053,600 9,787
Tel Aviv Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/27/2022 ILS 606,384 1,160
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/17/2022 PLN 303,100 1,192
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.84%)
Increases in
total return of
reference entity
Monthly GSIN 06/15/2022 SEK 843,572 4,553
75,565
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/13/2022 BRL (2,407,580) (27,319)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (274,250) (7,133)
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/22/2022 USD (1,294,600) (26,124)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/22/2022 USD (514,250) (8,382)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/17/2022 CHF (1,444,080) (66,202)
MSCI Brazil Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CDI plus or minus
a specified spread
(-0.80%) Monthly GSIN 06/15/2022 BRL (642,168) (6,470)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.25%) Monthly JPMC 06/15/2022 USD (145,565) $ (2,615)
(144,245)
$ (68,680)
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 4 4/2022 EUR $ 640,749 $ 13,678
Brent Crude Oil 27 4/2022 USD 2,827,170 (45,015)
CAC 40 10 Euro Index 14 4/2022 EUR 1,031,080 35,269
FTSE Bursa Malaysia KLCI Index 3 4/2022 MYR 56,454 (280)
IBEX 35 Index 2 4/2022 EUR 186,202 109
LME Aluminum Base Metal 1 4/2022 USD 87,028 13,761
LME Aluminum Base Metal 1 4/2022 USD 87,015 16,195
LME Aluminum Base Metal 1 4/2022 USD 87,084 11,184
LME Aluminum Base Metal 1 4/2022 USD 87,032 13,537
LME Aluminum Base Metal 2 4/2022 USD 174,181 20,112
LME Aluminum Base Metal 2 4/2022 USD 174,077 24,222
LME Aluminum Base Metal 2 4/2022 USD 174,197 20,382
LME Aluminum Base Metal 3 4/2022 USD 261,392 33,096
LME Aluminum Base Metal 3 4/2022 USD 261,083 42,737
LME Aluminum Base Metal 5 4/2022 USD 435,258 64,369
LME Copper Base Metal 1 4/2022 USD 259,265 10,326
LME Copper Base Metal 1 4/2022 USD 259,238 19,735
LME Copper Base Metal 1 4/2022 USD 259,325 16,285
LME Copper Base Metal 1 4/2022 USD 259,188 17,810
LME Copper Base Metal 5 4/2022 USD 1,296,375 51,987
LME Lead Base Metal 1 4/2022 USD 60,550 1,247
LME Nickel Base Metal 1 4/2022 USD 192,666 59,022
LME Nickel Base Metal 1 4/2022 USD 192,677 58,495
LME Nickel Base Metal 1 4/2022 USD 192,657 58,536
LME Nickel Base Metal 1 4/2022 USD 192,690 50,367
LME Nickel Base Metal 1 4/2022 USD 192,686 56,508
LME Zinc Base Metal 1 4/2022 USD 105,213 14,841
LME Zinc Base Metal 1 4/2022 USD 105,188 14,435
LME Zinc Base Metal 2 4/2022 USD 210,625 34,808
LME Zinc Base Metal 2 4/2022 USD 210,575 32,259
LME Zinc Base Metal 2 4/2022 USD 210,575 28,271
LME Zinc Base Metal 2 4/2022 USD 210,582 34,426
LME Zinc Base Metal 6 4/2022 USD 631,071 87,453
LME Zinc Base Metal 6 4/2022 USD 631,763 95,107
Natural Gas 2 4/2022 USD 112,840 5,531
OMXS30 Index 12 4/2022 SEK 266,102 (2,936)
Sugar No. 11 7 4/2022 USD 152,802 2,242

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Corn 38 5/2022 USD $ 1,422,625 $ 110,812
Cotton No. 2 2 5/2022 USD 135,690 12,087
LME Aluminum Base Metal 1 5/2022 USD 87,084 531
LME Aluminum Base Metal 1 5/2022 USD 87,178 5,699
LME Aluminum Base Metal 1 5/2022 USD 87,081 5,078
LME Aluminum Base Metal 2 5/2022 USD 174,418 22,390
LME Aluminum Base Metal 2 5/2022 USD 174,218 9,900
LME Aluminum Base Metal 4 5/2022 USD 348,561 28,038
LME Aluminum Base Metal 5 5/2022 USD 435,456 37,679
LME Aluminum Base Metal 5 5/2022 USD 435,554 39,764
LME Copper Base Metal 1 5/2022 USD 259,346 7,843
LME Copper Base Metal 1 5/2022 USD 259,263 9,560
LME Copper Base Metal 1 5/2022 USD 259,363 9,635
LME Copper Base Metal 1 5/2022 USD 259,288 10,454
LME Copper Base Metal 1 5/2022 USD 259,275 13,796
LME Copper Base Metal 2 5/2022 USD 518,632 27,163
LME Copper Base Metal 3 5/2022 USD 777,886 30,427
LME Lead Base Metal 1 5/2022 USD 60,565 2,924
LME Lead Base Metal 1 5/2022 USD 60,594 3,726
LME Nickel Base Metal 1 5/2022 USD 192,617 53,909
LME Nickel Base Metal 1 5/2022 USD 192,610 51,438
LME Nickel Base Metal 1 5/2022 USD 192,503 44,750
LME Zinc Base Metal 1 5/2022 USD 105,089 14,836
LME Zinc Base Metal 1 5/2022 USD 105,107 13,117
LME Zinc Base Metal 1 5/2022 USD 104,866 13,326
LME Zinc Base Metal 1 5/2022 USD 105,152 14,718
LME Zinc Base Metal 2 5/2022 USD 210,250 30,537
LME Zinc Base Metal 2 5/2022 USD 210,232 25,676
LME Zinc Base Metal 3 5/2022 USD 315,482 45,148
Low Sulphur Gasoil 5 5/2022 USD 504,000 17,757
Silver 1 5/2022 USD 125,665 2,716
Soybean Meal 8 5/2022 USD 374,000 (15,453)
Soybean Oil 1 5/2022 USD 41,964 (1,900)
Australia 10 Year Bond 70 6/2022 AUD 6,657,194 (207,847)
EURO STOXX 50 Index 78 6/2022 EUR 3,298,771 161,408
Euro-Bund 48 6/2022 EUR 8,424,846 46,879
FTSE 100 Index 12 6/2022 GBP 1,180,078 17,590
FTSE/JSE Top 40 Index 8 6/2022 ZAR 377,107 23,816
FTSE/MIB Index 7 6/2022 EUR 944,970 39,175
KOSPI 200 Index 4 6/2022 KRW 301,720 2,911
LME Aluminum Base Metal 1 6/2022 USD 87,274 2,481
LME Aluminum Base Metal 1 6/2022 USD 87,125 1,747
LME Aluminum Base Metal 2 6/2022 USD 174,356 (19,734)
LME Aluminum Base Metal 2 6/2022 USD 174,515 (6,993)
LME Aluminum Base Metal 3 6/2022 USD 261,496 (21,378)
LME Aluminum Base Metal 3 6/2022 USD 261,825 (8,201)
LME Aluminum Base Metal 3 6/2022 USD 261,825 (3,158)
LME Aluminum Base Metal 4 6/2022 USD 348,761 (5,527)
LME Aluminum Base Metal 16 6/2022 USD 1,396,600 (40,889)
LME Copper Base Metal 1 6/2022 USD 259,325 10,322
LME Copper Base Metal 1 6/2022 USD 259,375 3,122
LME Copper Base Metal 1 6/2022 USD 259,375 (2,378)
LME Copper Base Metal 1 6/2022 USD 259,413 6,863
LME Copper Base Metal 1 6/2022 USD 259,413 (1,416)
LME Copper Base Metal 1 6/2022 USD 259,394 (8,859)
LME Copper Base Metal 1 6/2022 USD 259,375 1,998

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 6/2022 USD $ 259,375 $ 5,128
LME Copper Base Metal 1 6/2022 USD 259,375 886
LME Copper Base Metal 2 6/2022 USD 518,725 2,468
LME Copper Base Metal 3 6/2022 USD 778,298 29,790
LME Copper Base Metal 8 6/2022 USD 2,075,500 45,803
LME Lead Base Metal 1 6/2022 USD 60,388 1,560
LME Lead Base Metal 1 6/2022 USD 60,425 3,398
LME Lead Base Metal 1 6/2022 USD 60,444 2,816
LME Lead Base Metal 1 6/2022 USD 60,575 3,322
LME Lead Base Metal 1 6/2022 USD 60,582 (2,367)
LME Lead Base Metal 1 6/2022 USD 60,394 1,112
LME Lead Base Metal 1 6/2022 USD 60,494 3,966
LME Lead Base Metal 2 6/2022 USD 121,142 (38)
LME Lead Base Metal 3 6/2022 USD 181,219 6,086
LME Lead Base Metal 9 6/2022 USD 545,063 19,230
LME Nickel Base Metal 1 6/2022 USD 192,597 (786)
LME Nickel Base Metal 2 6/2022 USD 385,176 30,691
LME Nickel Base Metal 4 6/2022 USD 770,112 (323,065)
LME Nickel Base Metal 8 6/2022 USD 1,540,800 357,558
LME Zinc Base Metal 1 6/2022 USD 104,823 5,421
LME Zinc Base Metal 1 6/2022 USD 104,738 9,610
LME Zinc Base Metal 1 6/2022 USD 104,400 3,169
LME Zinc Base Metal 3 6/2022 USD 313,013 9,179
LME Zinc Base Metal 3 6/2022 USD 313,013 466
LME Zinc Base Metal 3 6/2022 USD 313,800 27,515
LME Zinc Base Metal 4 6/2022 USD 419,179 7,931
LME Zinc Base Metal 12 6/2022 USD 1,256,550 46,783
MEX BOLSA Index 1 6/2022 MXN 28,521 1,230
Nikkei 225 Index 1 6/2022 JPY 228,602 22,170
S&P Midcap 400 E-Mini Index 25 6/2022 USD 6,723,000 312,841
SPI 200 Index 18 6/2022 AUD 2,518,441 128,153
U.S. Treasury Ultra Bond 16 6/2022 USD 2,833,000 (85,881)
Brent Crude Oil 9 10/2022 USD 859,590 68,035
2,444,304
Short Contracts
Hang Seng Index (6) 4/2022 HKD (842,174) (9,188)
HSCEI (2) 4/2022 HKD (96,013) (455)
LME Aluminum Base Metal (1) 4/2022 USD (87,015) (16,518)
LME Aluminum Base Metal (1) 4/2022 USD (87,028) (12,906)
LME Aluminum Base Metal (1) 4/2022 USD (87,032) (13,535)
LME Aluminum Base Metal (1) 4/2022 USD (87,084) (11,287)
LME Aluminum Base Metal (2) 4/2022 USD (174,197) (19,652)
LME Aluminum Base Metal (2) 4/2022 USD (174,077) (25,632)
LME Aluminum Base Metal (2) 4/2022 USD (174,181) (21,685)
LME Aluminum Base Metal (3) 4/2022 USD (261,392) (33,262)
LME Aluminum Base Metal (3) 4/2022 USD (261,083) (44,341)
LME Aluminum Base Metal (5) 4/2022 USD (435,258) (64,210)
LME Copper Base Metal (1) 4/2022 USD (259,188) (17,614)
LME Copper Base Metal (1) 4/2022 USD (259,265) (10,024)
LME Copper Base Metal (1) 4/2022 USD (259,238) (20,431)
LME Copper Base Metal (1) 4/2022 USD (259,325) (14,574)
LME Copper Base Metal (5) 4/2022 USD (1,296,375) (64,165)
LME Lead Base Metal (1) 4/2022 USD (60,550) (1,270)
LME Nickel Base Metal (1) 4/2022 USD (192,666) (56,649)
LME Nickel Base Metal (1) 4/2022 USD (192,690) (51,081)
LME Nickel Base Metal (1) 4/2022 USD (192,686) (59,129)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 4/2022 USD $ (192,677) $ (57,950)
LME Nickel Base Metal (1) 4/2022 USD (192,657) (58,290)
LME Zinc Base Metal (1) 4/2022 USD (105,188) (14,349)
LME Zinc Base Metal (1) 4/2022 USD (105,213) (15,038)
LME Zinc Base Metal (2) 4/2022 USD (210,575) (32,716)
LME Zinc Base Metal (2) 4/2022 USD (210,582) (34,062)
LME Zinc Base Metal (2) 4/2022 USD (210,575) (27,706)
LME Zinc Base Metal (2) 4/2022 USD (210,625) (34,637)
LME Zinc Base Metal (6) 4/2022 USD (631,763) (94,780)
LME Zinc Base Metal (6) 4/2022 USD (631,071) (88,437)
MSCI Singapore Index (15) 4/2022 SGD (370,587) (2,732)
RBOB Gasoline (1) 4/2022 USD (132,338) 5,546
SGX FTSE China A50 Index (2) 4/2022 USD (27,498) (544)
SGX FTSE Taiwan Index (4) 4/2022 USD (247,040) (1,773)
SGX NIFTY 50 Index (49) 4/2022 USD (1,718,577) (8,923)
WTI Crude Oil (20) 4/2022 USD (2,005,600) 200,711
Coffee 'C' (3) 5/2022 USD (254,700) (7,874)
LME Aluminum Base Metal (1) 5/2022 USD (87,081) (5,352)
LME Aluminum Base Metal (1) 5/2022 USD (87,178) (5,385)
LME Aluminum Base Metal (1) 5/2022 USD (87,084) (1,423)
LME Aluminum Base Metal (2) 5/2022 USD (174,418) (23,803)
LME Aluminum Base Metal (2) 5/2022 USD (174,218) (10,124)
LME Aluminum Base Metal (4) 5/2022 USD (348,561) (27,063)
LME Aluminum Base Metal (5) 5/2022 USD (435,456) (39,782)
LME Aluminum Base Metal (5) 5/2022 USD (435,554) (36,516)
LME Copper Base Metal (1) 5/2022 USD (259,275) (15,014)
LME Copper Base Metal (1) 5/2022 USD (259,363) (9,669)
LME Copper Base Metal (1) 5/2022 USD (259,346) (9,318)
LME Copper Base Metal (1) 5/2022 USD (259,288) (10,954)
LME Copper Base Metal (1) 5/2022 USD (259,263) (10,947)
LME Copper Base Metal (2) 5/2022 USD (518,632) (27,856)
LME Copper Base Metal (3) 5/2022 USD (777,886) (29,394)
LME Lead Base Metal (1) 5/2022 USD (60,594) (3,828)
LME Lead Base Metal (1) 5/2022 USD (60,565) (2,917)
LME Nickel Base Metal (1) 5/2022 USD (192,610) (52,513)
LME Nickel Base Metal (1) 5/2022 USD (192,503) (44,696)
LME Nickel Base Metal (1) 5/2022 USD (192,617) (55,220)
LME Zinc Base Metal (1) 5/2022 USD (105,107) (13,550)
LME Zinc Base Metal (1) 5/2022 USD (104,866) (13,481)
LME Zinc Base Metal (1) 5/2022 USD (105,089) (15,146)
LME Zinc Base Metal (1) 5/2022 USD (105,152) (14,660)
LME Zinc Base Metal (2) 5/2022 USD (210,250) (28,889)
LME Zinc Base Metal (2) 5/2022 USD (210,232) (24,728)
LME Zinc Base Metal (3) 5/2022 USD (315,482) (45,124)
Soybean (23) 5/2022 USD (1,860,988) 77,785
Wheat (10) 5/2022 USD (503,000) 15,002
100 oz Gold (2) 6/2022 USD (390,800) (4,986)
Australia 3 Year Bond (6) 6/2022 AUD (493,103) 7,732
Canada 10 Year Bond (27) 6/2022 CAD (2,816,086) 143,668
DAX Index (7) 6/2022 EUR (2,794,139) (63,405)
DJIA CBOT E-Mini Index (4) 6/2022 USD (692,360) (33,573)
Euro- Bobl (5) 6/2022 EUR (713,144) 21,620
Euro-BTP (5) 6/2022 EUR (766,189) (3,306)
Euro- Buxl (4) 6/2022 EUR (821,811) 52,582
Euro-OAT (2) 6/2022 EUR (334,995) 11,939
Euro-Schatz (6) 6/2022 EUR (735,269) 1,671

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Lean Hogs (2) 6/2022 USD $ (96,500) $ (5,273)
Live Cattle (8) 6/2022 USD (438,800) (11,742)
LME Aluminum Base Metal (1) 6/2022 USD (87,274) (2,276)
LME Aluminum Base Metal (1) 6/2022 USD (87,125) (1,012)
LME Aluminum Base Metal (2) 6/2022 USD (174,515) 7,430
LME Aluminum Base Metal (2) 6/2022 USD (174,356) 26,639
LME Aluminum Base Metal (3) 6/2022 USD (261,825) 2,892
LME Aluminum Base Metal (3) 6/2022 USD (261,825) 3,666
LME Aluminum Base Metal (3) 6/2022 USD (261,496) 20,572
LME Aluminum Base Metal (4) 6/2022 USD (348,761) 1,977
LME Aluminum Base Metal (9) 6/2022 USD (785,588) (7,956)
LME Copper Base Metal (1) 6/2022 USD (259,413) (7,665)
LME Copper Base Metal (1) 6/2022 USD (259,375) (2,313)
LME Copper Base Metal (1) 6/2022 USD (259,375) 2,782
LME Copper Base Metal (1) 6/2022 USD (259,375) (1,655)
LME Copper Base Metal (1) 6/2022 USD (259,325) (9,891)
LME Copper Base Metal (1) 6/2022 USD (259,375) (3,128)
LME Copper Base Metal (1) 6/2022 USD (259,413) (2,790)
LME Copper Base Metal (1) 6/2022 USD (259,375) (5,003)
LME Copper Base Metal (1) 6/2022 USD (259,394) 8,054
LME Copper Base Metal (2) 6/2022 USD (518,725) (2,487)
LME Copper Base Metal (3) 6/2022 USD (778,298) (33,111)
LME Copper Base Metal (14) 6/2022 USD (3,632,125) (99,468)
LME Lead Base Metal (1) 6/2022 USD (60,444) (3,771)
LME Lead Base Metal (1) 6/2022 USD (60,394) (1,096)
LME Lead Base Metal (1) 6/2022 USD (60,388) (1,503)
LME Lead Base Metal (1) 6/2022 USD (60,494) (4,046)
LME Lead Base Metal (1) 6/2022 USD (60,425) (3,953)
LME Lead Base Metal (1) 6/2022 USD (60,575) (3,771)
LME Lead Base Metal (1) 6/2022 USD (60,582) 2,215
LME Lead Base Metal (2) 6/2022 USD (121,142) 236
LME Lead Base Metal (3) 6/2022 USD (181,219) (5,793)
LME Lead Base Metal (6) 6/2022 USD (363,375) (11,157)
LME Nickel Base Metal (1) 6/2022 USD (192,597) (5,568)
LME Nickel Base Metal (2) 6/2022 USD (385,176) (41,361)
LME Nickel Base Metal (4) 6/2022 USD (770,112) 333,052
LME Nickel Base Metal (7) 6/2022 USD (1,348,200) 288,664
LME Zinc Base Metal (1) 6/2022 USD (104,823) (5,151)
LME Zinc Base Metal (1) 6/2022 USD (104,400) (5,403)
LME Zinc Base Metal (1) 6/2022 USD (104,738) (9,812)
LME Zinc Base Metal (3) 6/2022 USD (313,013) (8,224)
LME Zinc Base Metal (3) 6/2022 USD (313,013) (3,946)
LME Zinc Base Metal (3) 6/2022 USD (313,800) (27,234)
LME Zinc Base Metal (4) 6/2022 USD (419,179) (4,166)
LME Zinc Base Metal (8) 6/2022 USD (837,700) (77,110)
Long Gilt (71) 6/2022 GBP (11,326,605) 70,777
MSCI Emerging Markets E-Mini Index (4) 6/2022 USD (225,100) (12,412)
Russell 2000 E-Mini Index (22) 6/2022 USD (2,273,040) (68,585)
S&P 500 E-Mini Index (63) 6/2022 USD (14,271,862) (584,947)
S&P/TSX 60 Index (2) 6/2022 CAD (421,421) 3,681
TOPIX Index (11) 6/2022 JPY (1,758,789) (190,184)
U.S. Treasury 10 Year Note (37) 6/2022 USD (4,541,750) 72,913
U.S. Treasury 2 Year Note (12) 6/2022 USD (2,541,375) 38,942
U.S. Treasury 5 Year Note (166) 6/2022 USD (19,012,187) 432,471
U.S. Treasury Long Bond (1) 6/2022 USD (150,219) 5,747
Cocoa (3) 7/2022 USD (80,610) (822)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Platinum (3) 2/2023 JPY $ (46,981) $ 1,431
(1,143,429)
$ 1,300,875
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,486,340 USD 1,089,082 CITI 6/15/2022 $ 24,553
AUD 1,486,337 USD 1,089,081 JPMC 6/15/2022 24,552
BRL 13,798,210 USD 2,654,551 CITI
**
6/15/2022 182,958
BRL 13,798,201 USD 2,654,552 JPMC
**
6/15/2022 182,955
CAD 2,799,371 USD 2,202,250 CITI 6/15/2022 36,565
CAD 2,799,358 USD 2,202,242 JPMC 6/15/2022 36,563
CHF 44,000 USD 47,727 CITI 6/15/2022 41
CHF 44,000 USD 47,727 JPMC 6/15/2022 41
CLP 2,196,761,853 USD 2,700,497 CITI
**
6/15/2022 56,678
CLP 2,196,761,847 USD 2,700,501 JPMC
**
6/15/2022 56,675
CNY 384,102 USD 60,169 CITI
**
6/15/2022 16
CNY 384,100 USD 60,169 JPMC
**
6/15/2022 15
COP 2,832,413,343 USD 714,190 CITI
**
6/15/2022 28,783
COP 2,832,413,337 USD 714,191 JPMC
**
6/15/2022 28,783
CZK 24,026,649 USD 1,064,359 CITI 6/15/2022 14,996
CZK 24,026,648 USD 1,064,361 JPMC 6/15/2022 14,994
EUR 449,000 USD 493,429 CITI 6/15/2022 4,684
EUR 449,000 USD 493,429 JPMC 6/15/2022 4,683
HUF 81,716,500 USD 238,860 CITI 6/15/2022 4,668
HUF 81,716,500 USD 238,860 JPMC 6/15/2022 4,668
IDR 2,018,950,500 USD 140,254 CITI
**
6/15/2022 162
IDR 2,018,950,500 USD 140,254 JPMC
**
6/15/2022 162
ILS 1,640,000 USD 503,369 CITI 6/15/2022 11,713
ILS 1,640,000 USD 503,370 JPMC 6/15/2022 11,712
INR 66,958,684 USD 870,620 CITI
**
6/15/2022 2,799
INR 66,958,684 USD 870,621 JPMC
**
6/15/2022 2,797
KRW 456,542,500 USD 372,542 CITI
**
6/15/2022 3,009
KRW 456,542,500 USD 372,542 JPMC
**
6/15/2022 3,008
MXN 47,098,006 USD 2,264,616 CITI 6/15/2022 72,191
MXN 47,098,004 USD 2,264,618 JPMC 6/15/2022 72,188
NOK 9,094,868 USD 1,014,928 CITI 6/15/2022 17,633
NOK 9,094,867 USD 1,014,929 JPMC 6/15/2022 17,632
NZD 297,601 USD 199,895 CITI 6/15/2022 6,096
NZD 297,600 USD 199,894 JPMC 6/15/2022 6,096
PHP 11,231,502 USD 212,136 CITI
**
6/15/2022 3,556
PHP 11,231,498 USD 212,136 JPMC
**
6/15/2022 3,556
PLN 3,327,264 USD 768,122 CITI 6/15/2022 17,982
PLN 3,327,258 USD 768,122 JPMC 6/15/2022 17,981
RUB 38,152,250 USD 390,824 CITI
**
6/15/2022 105,059
RUB 38,152,250 USD 390,825 JPMC
**
6/15/2022 105,058
SEK 16,563,839 USD 1,732,378 CITI 6/15/2022 32,589
SEK 16,563,835 USD 1,732,380 JPMC 6/15/2022 32,588
SGD 32,500 USD 23,950 CITI 6/15/2022 28
SGD 32,500 USD 23,950 JPMC 6/15/2022 29

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
THB 79,500 USD 2,385 CITI 6/15/2022 $ 9
THB 79,500 USD 2,385 JPMC 6/15/2022 9
USD 114,160 AUD 152,109 CITI 6/15/2022 192
USD 114,159 AUD 152,109 JPMC 6/15/2022 192
USD 1,996,904 CHF 1,832,489 CITI 6/15/2022 7,514
USD 1,996,903 CHF 1,832,490 JPMC 6/15/2022 7,513
USD 279,551 CLP 220,677,500 CITI
**
6/15/2022 2,577
USD 279,551 CLP 220,677,500 JPMC
**
6/15/2022 2,577
USD 84,072 CNY 535,000 CITI
**
6/15/2022 244
USD 84,072 CNY 535,000 JPMC
**
6/15/2022 244
USD 2,152,768 EUR 1,913,304 CITI 6/15/2022 30,180
USD 2,152,762 EUR 1,913,301 JPMC 6/15/2022 30,178
USD 1,275,292 GBP 962,270 CITI 6/15/2022 11,570
USD 1,275,286 GBP 962,267 JPMC 6/15/2022 11,568
USD 337,480 HUF 111,607,507 CITI 6/15/2022 4,871
USD 337,479 HUF 111,607,493 JPMC 6/15/2022 4,871
USD 23,435 ILS 74,500 CITI 6/15/2022 36
USD 23,435 ILS 74,500 JPMC 6/15/2022 36
USD 1,378,113 INR 105,018,001 CITI
**
6/15/2022 8,244
USD 1,378,111 INR 105,017,998 JPMC
**
6/15/2022 8,243
USD 4,323,159 JPY 501,202,504 CITI 6/15/2022 198,129
USD 4,323,153 JPY 501,202,496 JPMC 6/15/2022 198,122
USD 2,435,302 KRW 2,923,536,009 CITI
**
6/15/2022 30,410
USD 2,435,299 KRW 2,923,535,991 JPMC
**
6/15/2022 30,407
USD 114,085 NOK 988,635 CITI 6/15/2022 1,844
USD 114,085 NOK 988,635 JPMC 6/15/2022 1,843
USD 329,791 PHP 17,082,190 CITI
**
6/15/2022 1,742
USD 329,790 PHP 17,082,184 JPMC
**
6/15/2022 1,742
USD 374,344 PLN 1,559,500 CITI 6/15/2022 5,894
USD 374,343 PLN 1,559,498 JPMC 6/15/2022 5,893
USD 218,561 SEK 2,032,000 CITI 6/15/2022 2,040
USD 218,561 SEK 2,032,000 JPMC 6/15/2022 2,040
USD 4,392 THB 144,000 CITI 6/15/2022 57
USD 4,392 THB 144,000 JPMC 6/15/2022 57
USD 1,411,774 TWD 39,328,502 CITI
**
6/15/2022 33,784
USD 1,411,773 TWD 39,328,498 JPMC
**
6/15/2022 33,782
ZAR 20,826,745 USD 1,364,461 CITI 6/15/2022 47,444
ZAR 20,826,737 USD 1,364,462 JPMC 6/15/2022 47,442
Total unrealized appreciation 2,027,035
AUD 527,500 USD 396,875 CITI 6/15/2022 (1,647)
AUD 527,500 USD 396,876 JPMC 6/15/2022 (1,648)
BRL 79,500 USD 16,440 CITI
**
6/15/2022 (92)
BRL 79,500 USD 16,440 JPMC
**
6/15/2022 (92)
CAD 299,000 USD 239,307 CITI 6/15/2022 (179)
CAD 299,000 USD 239,307 JPMC 6/15/2022 (180)
CHF 191,500 USD 208,037 CITI 6/15/2022 (141)
CHF 191,500 USD 208,038 JPMC 6/15/2022 (142)
CNY 2,962,213 USD 465,251 CITI
**
6/15/2022 (1,103)
CNY 2,962,210 USD 465,251 JPMC
**
6/15/2022 (1,103)
COP 1,192,238,500 USD 313,542 CITI
**
6/15/2022 (805)
COP 1,192,238,500 USD 313,543 JPMC
**
6/15/2022 (806)
EUR 2,213,880 USD 2,476,436 CITI 6/15/2022 (20,393)
EUR 2,213,878 USD 2,476,436 JPMC 6/15/2022 (20,396)
GBP 1,308,894 USD 1,757,312 CITI 6/15/2022 (38,378)
GBP 1,308,892 USD 1,757,312 JPMC 6/15/2022 (38,380)
HUF 951,059,683 USD 2,918,046 CITI 6/15/2022 (83,738)
HUF 951,059,661 USD 2,918,050 JPMC 6/15/2022 (83,742)
IDR 519,519,500 USD 36,135 CITI
**
6/15/2022 (3)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
IDR 519,519,500 USD 36,135 JPMC
**
6/15/2022 $ (4)
INR 71,281,184 USD 931,157 CITI
**
6/15/2022 (1,357)
INR 71,281,184 USD 931,158 JPMC
**
6/15/2022 (1,357)
JPY 318,893,669 USD 2,766,440 CITI 6/15/2022 (141,861)
JPY 318,893,663 USD 2,766,444 JPMC 6/15/2022 (141,864)
KRW 862,801,546 USD 715,994 CITI
**
6/15/2022 (6,256)
KRW 862,801,534 USD 715,995 JPMC
**
6/15/2022 (6,256)
NZD 481,500 USD 334,339 CITI 6/15/2022 (1,058)
NZD 481,500 USD 334,339 JPMC 6/15/2022 (1,059)
PHP 17,464,502 USD 337,337 CITI
**
6/15/2022 (1,947)
PHP 17,464,498 USD 337,337 JPMC
**
6/15/2022 (1,947)
PLN 3,030,740 USD 746,035 CITI 6/15/2022 (29,987)
PLN 3,030,738 USD 746,035 JPMC 6/15/2022 (29,988)
SEK 14,137,968 USD 1,519,292 CITI 6/15/2022 (12,814)
SEK 14,137,963 USD 1,519,293 JPMC 6/15/2022 (12,817)
SGD 921,128 USD 682,331 CITI 6/15/2022 (2,716)
SGD 921,126 USD 682,330 JPMC 6/15/2022 (2,717)
THB 2,584,003 USD 79,596 CITI 6/15/2022 (1,801)
THB 2,583,997 USD 79,596 JPMC 6/15/2022 (1,801)
TWD 1,326,528 USD 47,648 CITI
**
6/15/2022 (1,169)
TWD 1,326,528 USD 47,648 JPMC
**
6/15/2022 (1,170)
USD 112,525 AUD 156,407 CITI 6/15/2022 (4,662)
USD 112,525 AUD 156,407 JPMC 6/15/2022 (4,662)
USD 764,258 BRL 3,889,000 CITI
**
6/15/2022 (35,489)
USD 764,257 BRL 3,889,000 JPMC
**
6/15/2022 (35,490)
USD 734,672 CAD 934,366 CITI 6/15/2022 (12,593)
USD 734,671 CAD 934,365 JPMC 6/15/2022 (12,594)
USD 88,991 CHF 82,500 CITI 6/15/2022 (572)
USD 88,991 CHF 82,500 JPMC 6/15/2022 (573)
USD 1,036,468 CLP 842,915,004 CITI
**
6/15/2022 (21,483)
USD 1,036,467 CLP 842,914,996 JPMC
**
6/15/2022 (21,484)
USD 269,867 CNY 1,729,500 CITI
**
6/15/2022 (1,128)
USD 269,867 CNY 1,729,500 JPMC
**
6/15/2022 (1,129)
USD 74,933 COP 287,739,500 CITI
**
6/15/2022 (545)
USD 74,933 COP 287,739,500 JPMC
**
6/15/2022 (545)
USD 2,699,719 CZK 61,164,001 CITI 6/15/2022 (47,967)
USD 2,699,715 CZK 61,163,999 JPMC 6/15/2022 (47,971)
USD 4,561,751 EUR 4,152,668 CITI 6/15/2022 (45,149)
USD 4,561,745 EUR 4,152,668 JPMC 6/15/2022 (45,155)
USD 818,035 GBP 626,427 CITI 6/15/2022 (4,635)
USD 818,036 GBP 626,429 JPMC 6/15/2022 (4,635)
USD 645,244 HUF 225,882,500 CITI 6/15/2022 (27,921)
USD 645,243 HUF 225,882,500 JPMC 6/15/2022 (27,923)
USD 281,602 IDR 4,059,997,500 CITI
**
6/15/2022 (767)
USD 281,601 IDR 4,059,997,500 JPMC
**
6/15/2022 (767)
USD 1,525,095 ILS 4,917,985 CITI 6/15/2022 (19,518)
USD 1,525,092 ILS 4,917,981 JPMC 6/15/2022 (19,519)
USD 2,258,392 INR 174,232,501 CITI
**
6/15/2022 (14,318)
USD 2,258,389 INR 174,232,500 JPMC
**
6/15/2022 (14,322)
USD 1,526,934 JPY 186,669,500 CITI 6/15/2022 (9,406)
USD 1,526,932 JPY 186,669,500 JPMC 6/15/2022 (9,407)
USD 233,849 KRW 286,877,500 CITI
**
6/15/2022 (2,136)
USD 233,848 KRW 286,877,500 JPMC
**
6/15/2022 (2,136)
USD 2,298,586 MXN 47,663,421 CITI 6/15/2022 (66,274)
USD 2,298,583 MXN 47,663,420 JPMC 6/15/2022 (66,277)
USD 113,395 NOK 1,017,268 CITI 6/15/2022 (2,098)
USD 113,395 NOK 1,017,268 JPMC 6/15/2022 (2,098)
USD 1,167,919 NZD 1,739,107 CITI 6/15/2022 (35,842)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,167,917 NZD 1,739,107 JPMC 6/15/2022 $ (35,843)
USD 58,754 PHP 3,080,314 CITI
**
6/15/2022 (401)
USD 58,754 PHP 3,080,312 JPMC
**
6/15/2022 (401)
USD 952,552 PLN 4,216,005 CITI 6/15/2022 (43,527)
USD 952,549 PLN 4,215,997 JPMC 6/15/2022 (43,528)
USD 487,061 RUB 38,152,250 CITI
**
6/15/2022 (8,822)
USD 487,061 RUB 38,152,250 JPMC
**
6/15/2022 (8,823)
USD 1,237,258 SEK 11,999,503 CITI 6/15/2022 (41,354)
USD 1,237,256 SEK 11,999,497 JPMC 6/15/2022 (41,356)
USD 15,100 SGD 20,500 CITI 6/15/2022 (25)
USD 15,100 SGD 20,500 JPMC 6/15/2022 (25)
USD 1,326 THB 44,500 CITI 6/15/2022 (14)
USD 1,326 THB 44,500 JPMC 6/15/2022 (14)
USD 343,609 ZAR 5,302,500 CITI 6/15/2022 (15,862)
USD 343,609 ZAR 5,302,500 JPMC 6/15/2022 (15,863)
ZAR 264,000 USD 18,020 CITI 6/15/2022 (123)
ZAR 264,000 USD 18,020 JPMC 6/15/2022 (123)
Total unrealized depreciation (1,620,208)
Net unrealized appreciation $ 406,827
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 94.0%
INVESTMENT COMPANIES - 18.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.17% (1)(a)(b) 10,061,254 10,061,254
Limited Purpose Cash Investment
Fund, 0.18% (1)(a) 211,955,472 211,849,494
UBS Select Treasury Preferred
Fund, Class I, 0.17% (1)(a) 1,407,144 1,407,144
TOTAL INVESTMENT COMPANIES
(Cost $223,313,132) 223,317,892
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 75.4%
U.S. Treasury Bills
0.07%, 5/19/2022 (c)(d) $ 13,934,000 13,929,371
0.10%, 6/9/2022 (c) 110,000 109,921
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 75.4% (continued)
0.37%, 7/21/2022 (c) $ 35,201,000 35,129,366
0.38%, 7/28/2022 (c) 69,559,000 69,386,861
0.49%, 8/4/2022 (c)(d) 112,580,000 112,268,190
0.77%, 8/18/2022 (c)(d) 19,817,000 19,752,472
0.70%, 9/8/2022 (c)(d) 181,613,000 180,873,230
0.82%, 9/15/2022 (c)(d) 242,107,000 241,060,824
0.87%, 9/22/2022 (c)(d) 114,014,000 113,491,404
1.06%, 9/29/2022 (c) 122,069,000 121,451,071
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $908,016,960) 907,452,710
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,131,330,092) 1,130,770,602
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.0%
(Cost $1,131,330,092) 1,130,770,602
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.0% (e) 72,168,607
NET ASSETS - 100.0% 1,202,939,209
(a) Represents 7-day effective yield as of March 31, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 212,000 $ 1,828
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/14/2022 USD 949,830 89,243
KC HRW Wheat
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/22/2022 USD 102,975 13,650
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/14/2022 USD (40,700) 301
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/14/2022 USD 48,250 1,114
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (7,860,750) 87,591

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 7,860,750 $ 91,901
285,628
Cocoa May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (212,000) (5,800)
Cocoa July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (214,960) (2,069)
Cotton No. 2 May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/14/2022 USD (949,830) (45,360)
Hang Seng Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2022 HKD (63,771,000) (112,088)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 04/28/2022 HKD (19,178,550) (15,923)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 04/13/2022 BRL (31,900,435) (199,564)
KC HRW Wheat
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/22/2022 USD (102,975) (21,425)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/14/2022 USD 40,700 (11)
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/14/2022 USD (337,750) (4,219)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (8,611,450) (224,755)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/03/2022 USD 1,316,400 (9,048)
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/22/2022 USD (41,964) (2,634)
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/22/2022 USD 41,964 (3,558)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/17/2022 CHF (12,515,360) (675,645)
TAIEX Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/20/2022 TWD (7,053,600) (5,958)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/22/2022 USD (50,300) (11,605)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/22/2022 USD 50,300 $ (14,415)
(1,354,077)
$ (1,068,449)
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 1 4/2022 EUR $ 160,187 $ (1,906)
Brent Crude Oil 99 4/2022 USD 10,366,290 12,340
LME Aluminum Base Metal 5 4/2022 USD 435,733 48,138
LME Aluminum Base Metal 8 4/2022 USD 696,222 110,207
LME Aluminum Base Metal 9 4/2022 USD 783,464 115,476
LME Aluminum Base Metal 10 4/2022 USD 870,278 142,403
LME Aluminum Base Metal 11 4/2022 USD 958,524 109,708
LME Aluminum Base Metal 11 4/2022 USD 957,352 147,015
LME Aluminum Base Metal 15 4/2022 USD 1,307,509 162,483
LME Aluminum Base Metal 16 4/2022 USD 1,394,088 164,683
LME Aluminum Base Metal 17 4/2022 USD 1,479,765 220,793
LME Aluminum Base Metal 17 4/2022 USD 1,481,669 165,318
LME Aluminum Base Metal 26 4/2022 USD 2,264,178 326,611
LME Aluminum Base Metal 30 4/2022 USD 2,612,948 305,618
LME Aluminum Base Metal 46 4/2022 USD 4,006,152 462,844
LME Copper Base Metal 1 4/2022 USD 259,252 17,173
LME Copper Base Metal 1 4/2022 USD 259,288 10,535
LME Copper Base Metal 2 4/2022 USD 518,376 35,745
LME Copper Base Metal 2 4/2022 USD 518,560 23,204
LME Copper Base Metal 2 4/2022 USD 518,550 21,290
LME Copper Base Metal 2 4/2022 USD 518,492 36,561
LME Copper Base Metal 3 4/2022 USD 777,796 31,170
LME Copper Base Metal 3 4/2022 USD 777,713 59,205
LME Copper Base Metal 4 4/2022 USD 1,036,829 76,618
LME Copper Base Metal 5 4/2022 USD 1,295,988 109,712
LME Copper Base Metal 6 4/2022 USD 1,555,875 70,259
LME Lead Base Metal 3 4/2022 USD 181,781 4,361
LME Lead Base Metal 4 4/2022 USD 242,191 7,680
LME Lead Base Metal 5 4/2022 USD 303,024 9,261
LME Lead Base Metal 5 4/2022 USD 302,750 6,237
LME Lead Base Metal 7 4/2022 USD 423,850 11,182
LME Lead Base Metal 9 4/2022 USD 545,738 33,571
LME Nickel Base Metal 1 4/2022 USD 192,666 57,873
LME Nickel Base Metal 1 4/2022 USD 192,654 67,161
LME Nickel Base Metal 1 4/2022 USD 192,670 56,864
LME Nickel Base Metal 2 4/2022 USD 385,212 142,008
LME Nickel Base Metal 2 4/2022 USD 385,327 113,425
LME Nickel Base Metal 3 4/2022 USD 577,674 201,769
LME Nickel Base Metal 5 4/2022 USD 963,450 252,222
LME Nickel Base Metal 9 4/2022 USD 1,734,210 451,683
LME Nickel Base Metal 9 4/2022 USD 1,733,958 549,981

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 10 4/2022 USD $ 1,926,860 $ 608,884
LME Nickel Base Metal 13 4/2022 USD 2,504,797 741,627
LME Zinc Base Metal 1 4/2022 USD 105,310 16,999
LME Zinc Base Metal 1 4/2022 USD 105,291 17,463
LME Zinc Base Metal 4 4/2022 USD 421,175 61,963
LME Zinc Base Metal 5 4/2022 USD 527,781 86,642
LME Zinc Base Metal 6 4/2022 USD 632,850 94,035
LME Zinc Base Metal 6 4/2022 USD 631,275 89,045
LME Zinc Base Metal 6 4/2022 USD 634,875 99,370
LME Zinc Base Metal 6 4/2022 USD 631,725 82,557
LME Zinc Base Metal 7 4/2022 USD 737,188 118,526
LME Zinc Base Metal 8 4/2022 USD 841,428 116,604
LME Zinc Base Metal 9 4/2022 USD 947,138 138,555
LME Zinc Base Metal 11 4/2022 USD 1,157,063 158,780
LME Zinc Base Metal 11 4/2022 USD 1,156,867 161,002
LME Zinc Base Metal 13 4/2022 USD 1,369,063 190,574
Natural Gas 5 4/2022 EUR 518,135 (201,682)
Natural Gas 5 4/2022 GBP 609,463 108,846
Natural Gas 89 4/2022 USD 5,021,380 734,004
NY Harbor ULSD 95 4/2022 USD 13,409,991 56,273
RBOB Gasoline 76 4/2022 USD 10,057,673 (263,431)
WTI Crude Oil 112 4/2022 USD 11,231,360 (1,780,433)
Canola 347 5/2022 CAD 6,275,228 562,148
Copper 96 5/2022 USD 11,402,400 228,939
Corn 263 5/2022 USD 9,846,063 65,063
Cotton No. 2 154 5/2022 USD 10,448,130 1,032,042
Ethanol 45 5/2022 USD 4,592,700 (99,616)
FCOJ-A 66 5/2022 USD 1,504,305 119,412
KC HRW Wheat 44 5/2022 USD 2,265,450 255,932
LME Aluminum Base Metal 2 5/2022 USD 174,281 15,625
LME Aluminum Base Metal 4 5/2022 USD 348,636 25,609
LME Aluminum Base Metal 7 5/2022 USD 610,223 73,915
LME Aluminum Base Metal 10 5/2022 USD 870,813 50,783
LME Aluminum Base Metal 13 5/2022 USD 1,132,186 97,992
LME Aluminum Base Metal 15 5/2022 USD 1,306,073 104,674
LME Aluminum Base Metal 18 5/2022 USD 1,567,814 70,172
LME Aluminum Base Metal 20 5/2022 USD 1,743,555 113,980
LME Aluminum Base Metal 20 5/2022 USD 1,741,680 10,621
LME Aluminum Base Metal 23 5/2022 USD 2,003,438 220,870
LME Aluminum Base Metal 25 5/2022 USD 2,180,225 278,238
LME Aluminum Base Metal 30 5/2022 USD 2,613,323 238,359
LME Aluminum Base Metal 34 5/2022 USD 2,961,706 75,006
LME Aluminum Base Metal 34 5/2022 USD 2,961,706 168,306
LME Copper Base Metal 1 5/2022 USD 259,308 12,927
LME Copper Base Metal 1 5/2022 USD 259,356 11,530
LME Copper Base Metal 1 5/2022 USD 259,298 11,321
LME Copper Base Metal 1 5/2022 USD 259,363 9,635
LME Copper Base Metal 1 5/2022 USD 259,288 10,454
LME Copper Base Metal 3 5/2022 USD 777,947 41,889
LME Copper Base Metal 4 5/2022 USD 1,037,050 38,789
LME Copper Base Metal 4 5/2022 USD 1,037,181 40,570
LME Copper Base Metal 5 5/2022 USD 1,296,563 80,463
LME Copper Base Metal 5 5/2022 USD 1,296,500 71,487
LME Copper Base Metal 6 5/2022 USD 1,555,712 23,819
LME Copper Base Metal 6 5/2022 USD 1,556,076 47,060
LME Lead Base Metal 3 5/2022 USD 181,760 11,298

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 4 5/2022 USD $ 241,900 $ 5,191
LME Lead Base Metal 7 5/2022 USD 423,901 15,809
LME Lead Base Metal 8 5/2022 USD 483,868 13,447
LME Lead Base Metal 9 5/2022 USD 545,672 41,244
LME Lead Base Metal 12 5/2022 USD 726,864 43,084
LME Lead Base Metal 12 5/2022 USD 726,600 22,622
LME Lead Base Metal 19 5/2022 USD 1,149,381 36,466
LME Lead Base Metal 28 5/2022 USD 1,695,806 72,792
LME Nickel Base Metal 2 5/2022 USD 385,220 102,350
LME Nickel Base Metal 2 5/2022 USD 385,207 105,409
LME Nickel Base Metal 7 5/2022 USD 1,348,363 376,883
LME Nickel Base Metal 15 5/2022 USD 2,889,650 844,205
LME Zinc Base Metal 2 5/2022 USD 210,179 29,673
LME Zinc Base Metal 2 5/2022 USD 209,847 29,091
LME Zinc Base Metal 4 5/2022 USD 420,607 58,870
LME Zinc Base Metal 11 5/2022 USD 1,153,999 155,722
LME Zinc Base Metal 16 5/2022 USD 1,681,284 244,469
LME Zinc Base Metal 17 5/2022 USD 1,787,278 257,228
LME Zinc Base Metal 28 5/2022 USD 2,944,501 422,081
Low Sulphur Gasoil 118 5/2022 USD 11,894,400 (130,677)
Lumber 4 5/2022 USD 424,732 (89,808)
Milk 5 5/2022 USD 236,800 (3,508)
Milling Wheat No. 2 169 5/2022 EUR 3,454,017 654,711
Mont Belvieu 60 5/2022 USD 3,449,250 311,504
Natural Gas 50 5/2022 USD 3,442,698 228,648
Rough Rice 34 5/2022 USD 1,088,680 29,756
SGX Iron Ore 133 5/2022 USD 2,123,212 123,753
Silver 12 5/2022 USD 1,507,980 (96,953)
Soybean 146 5/2022 USD 11,813,225 (212,746)
Soybean Meal 148 5/2022 USD 6,919,000 (271,360)
Soybean Oil 77 5/2022 USD 3,231,228 (233,582)
Wheat 41 5/2022 ZAR 927,323 9,443
100 oz Gold 86 6/2022 USD 16,804,400 30,877
Crude Palm Oil 89 6/2022 MYR 3,018,877 (187,481)
FTSE/JSE Top 40 Index 2 6/2022 ZAR 94,277 138
LME Aluminum Base Metal 1 6/2022 USD 87,275 (603)
LME Aluminum Base Metal 3 6/2022 USD 261,750 (2,934)
LME Aluminum Base Metal 5 6/2022 USD 436,250 8,571
LME Aluminum Base Metal 6 6/2022 USD 523,650 (17,095)
LME Aluminum Base Metal 10 6/2022 USD 872,573 (38,457)
LME Aluminum Base Metal 17 6/2022 USD 1,482,022 (167,741)
LME Aluminum Base Metal 17 6/2022 USD 1,481,121 29,696
LME Aluminum Base Metal 20 6/2022 USD 1,745,470 49,628
LME Aluminum Base Metal 24 6/2022 USD 2,091,966 (134,242)
LME Aluminum Base Metal 28 6/2022 USD 2,442,104 58,871
LME Aluminum Base Metal 65 6/2022 USD 5,667,366 (203,951)
LME Aluminum Base Metal 225 6/2022 USD 19,639,688 540,738
LME Copper Base Metal 1 6/2022 USD 259,433 10,173
LME Copper Base Metal 1 6/2022 USD 259,413 6,863
LME Copper Base Metal 2 6/2022 USD 518,650 20,645
LME Copper Base Metal 2 6/2022 USD 518,750 3,995
LME Copper Base Metal 4 6/2022 USD 1,037,500 12,615
LME Copper Base Metal 5 6/2022 USD 1,296,875 1,549
LME Copper Base Metal 5 6/2022 USD 1,296,969 (48,794)
LME Copper Base Metal 9 6/2022 USD 2,334,375 27,297
LME Copper Base Metal 10 6/2022 USD 2,593,625 12,279

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 15 6/2022 USD $ 3,890,625 $ (854)
LME Copper Base Metal 17 6/2022 USD 4,409,375 77,576
LME Copper Base Metal 18 6/2022 USD 4,669,425 24,328
LME Copper Base Metal 65 6/2022 USD 16,863,438 335,949
LME Lead Base Metal 1 6/2022 USD 60,416 2,609
LME Lead Base Metal 1 6/2022 USD 60,425 3,398
LME Lead Base Metal 1 6/2022 USD 60,400 478
LME Lead Base Metal 2 6/2022 USD 121,167 (89)
LME Lead Base Metal 4 6/2022 USD 242,300 13,289
LME Lead Base Metal 4 6/2022 USD 242,284 173
LME Lead Base Metal 7 6/2022 USD 423,042 28,223
LME Lead Base Metal 7 6/2022 USD 424,074 (13,794)
LME Lead Base Metal 8 6/2022 USD 483,150 8,887
LME Lead Base Metal 8 6/2022 USD 483,100 11,750
LME Lead Base Metal 10 6/2022 USD 604,063 19,642
LME Lead Base Metal 18 6/2022 USD 1,087,988 67,003
LME Lead Base Metal 25 6/2022 USD 1,512,344 100,403
LME Lead Base Metal 160 6/2022 USD 9,690,000 315,269
LME Nickel Base Metal 1 6/2022 USD 192,516 44,963
LME Nickel Base Metal 2 6/2022 USD 385,052 54,446
LME Nickel Base Metal 3 6/2022 USD 577,926 (9,423)
LME Nickel Base Metal 8 6/2022 USD 1,540,776 (246,494)
LME Nickel Base Metal 15 6/2022 USD 2,888,955 (16,289)
LME Nickel Base Metal 28 6/2022 USD 5,392,464 429,681
LME Nickel Base Metal 52 6/2022 USD 10,011,456 (4,275,641)
LME Nickel Base Metal 124 6/2022 USD 23,882,400 5,570,471
LME Zinc Base Metal 1 6/2022 USD 104,600 9,347
LME Zinc Base Metal 1 6/2022 USD 104,500 6,997
LME Zinc Base Metal 2 6/2022 USD 208,675 6,119
LME Zinc Base Metal 2 6/2022 USD 208,900 13,799
LME Zinc Base Metal 2 6/2022 USD 208,675 3,219
LME Zinc Base Metal 4 6/2022 USD 418,950 38,438
LME Zinc Base Metal 4 6/2022 USD 418,200 37,738
LME Zinc Base Metal 6 6/2022 USD 628,769 11,896
LME Zinc Base Metal 6 6/2022 USD 626,400 19,014
LME Zinc Base Metal 7 6/2022 USD 733,663 5,755
LME Zinc Base Metal 7 6/2022 USD 733,863 81,885
LME Zinc Base Metal 14 6/2022 USD 1,466,724 101,858
LME Zinc Base Metal 15 6/2022 USD 1,565,625 35,283
LME Zinc Base Metal 23 6/2022 USD 2,410,935 124,687
LME Zinc Base Metal 79 6/2022 USD 8,272,288 496,898
Milk 9 6/2022 USD 440,460 8,857
S&P/TSX 60 Index 29 6/2022 CAD 6,110,611 1,678
SPI 200 Index 59 6/2022 AUD 8,254,890 198,264
Rapeseed 93 7/2022 EUR 4,045,805 78,305
Robusta Coffee 104 7/2022 USD 2,238,080 24,628
White Maize 124 7/2022 ZAR 3,317,981 140,431
White Sugar 267 7/2022 USD 7,084,845 (13,817)
Yellow Maize 133 7/2022 ZAR 3,699,880 200,362
WTI Crude Oil 84 8/2022 JPY 2,498,472 (14,797)
3 Month SARON 21 12/2022 CHF 5,709,350 (1,628)
ECX Emission 17 12/2022 EUR 1,438,302 (99,304)
French Base Electricity 1 12/2022 EUR 1,986,604 848,496
Italian Base Electricity 1 12/2022 EUR 1,886,401 500,398
Phelix De Base Electricity 1 12/2022 EUR 1,785,811 675,298
3 Month SARON 12 3/2023 CHF 3,249,337 (3,464)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SARON 3 6/2023 CHF $ 809,615 $ (570)
19,794,474
Short Contracts
CAC 40 10 Euro Index (5) 4/2022 EUR (368,243) (6,072)
IBEX 35 Index (12) 4/2022 EUR (1,117,211) 7,944
LME Aluminum Base Metal (5) 4/2022 USD (435,733) (48,247)
LME Aluminum Base Metal (8) 4/2022 USD (696,222) (103,246)
LME Aluminum Base Metal (9) 4/2022 USD (783,464) (115,578)
LME Aluminum Base Metal (10) 4/2022 USD (870,278) (147,802)
LME Aluminum Base Metal (11) 4/2022 USD (958,524) (104,450)
LME Aluminum Base Metal (11) 4/2022 USD (957,352) (149,759)
LME Aluminum Base Metal (15) 4/2022 USD (1,307,509) (154,991)
LME Aluminum Base Metal (16) 4/2022 USD (1,394,088) (165,764)
LME Aluminum Base Metal (17) 4/2022 USD (1,481,669) (158,350)
LME Aluminum Base Metal (17) 4/2022 USD (1,479,765) (219,690)
LME Aluminum Base Metal (26) 4/2022 USD (2,264,178) (323,991)
LME Aluminum Base Metal (30) 4/2022 USD (2,612,948) (294,786)
LME Aluminum Base Metal (46) 4/2022 USD (4,006,152) (498,764)
LME Copper Base Metal (1) 4/2022 USD (259,288) (10,750)
LME Copper Base Metal (1) 4/2022 USD (259,252) (18,229)
LME Copper Base Metal (2) 4/2022 USD (518,550) (20,805)
LME Copper Base Metal (2) 4/2022 USD (518,560) (21,916)
LME Copper Base Metal (2) 4/2022 USD (518,492) (33,760)
LME Copper Base Metal (2) 4/2022 USD (518,376) (36,105)
LME Copper Base Metal (3) 4/2022 USD (777,796) (30,072)
LME Copper Base Metal (3) 4/2022 USD (777,713) (61,185)
LME Copper Base Metal (4) 4/2022 USD (1,036,829) (76,936)
LME Copper Base Metal (5) 4/2022 USD (1,295,988) (104,549)
LME Copper Base Metal (6) 4/2022 USD (1,555,875) (65,042)
LME Lead Base Metal (3) 4/2022 USD (181,781) (4,780)
LME Lead Base Metal (4) 4/2022 USD (242,191) (7,402)
LME Lead Base Metal (5) 4/2022 USD (302,750) (6,256)
LME Lead Base Metal (5) 4/2022 USD (303,024) (10,696)
LME Lead Base Metal (7) 4/2022 USD (423,850) (11,001)
LME Lead Base Metal (9) 4/2022 USD (545,738) (36,523)
LME Nickel Base Metal (1) 4/2022 USD (192,666) (56,649)
LME Nickel Base Metal (1) 4/2022 USD (192,670) (57,373)
LME Nickel Base Metal (1) 4/2022 USD (192,654) (67,636)
LME Nickel Base Metal (2) 4/2022 USD (385,212) (141,600)
LME Nickel Base Metal (2) 4/2022 USD (385,327) (114,770)
LME Nickel Base Metal (3) 4/2022 USD (577,674) (202,383)
LME Nickel Base Metal (5) 4/2022 USD (963,450) (257,205)
LME Nickel Base Metal (9) 4/2022 USD (1,733,958) (546,248)
LME Nickel Base Metal (9) 4/2022 USD (1,734,210) (438,364)
LME Nickel Base Metal (10) 4/2022 USD (1,926,860) (612,884)
LME Nickel Base Metal (13) 4/2022 USD (2,504,797) (747,614)
LME Zinc Base Metal (1) 4/2022 USD (105,291) (17,011)
LME Zinc Base Metal (1) 4/2022 USD (105,310) (16,987)
LME Zinc Base Metal (4) 4/2022 USD (421,175) (65,717)
LME Zinc Base Metal (5) 4/2022 USD (527,781) (85,160)
LME Zinc Base Metal (6) 4/2022 USD (631,725) (85,007)
LME Zinc Base Metal (6) 4/2022 USD (632,850) (100,151)
LME Zinc Base Metal (6) 4/2022 USD (634,875) (104,943)
LME Zinc Base Metal (6) 4/2022 USD (631,275) (90,244)
LME Zinc Base Metal (7) 4/2022 USD (737,188) (123,259)
LME Zinc Base Metal (8) 4/2022 USD (841,428) (117,995)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (9) 4/2022 USD $ (947,138) $ (139,555)
LME Zinc Base Metal (11) 4/2022 USD (1,157,063) (157,860)
LME Zinc Base Metal (11) 4/2022 USD (1,156,867) (160,472)
LME Zinc Base Metal (13) 4/2022 USD (1,369,063) (187,283)
MSCI Singapore Index (133) 4/2022 SGD (3,285,871) (49,454)
OMXS30 Index (123) 4/2022 SEK (2,727,548) 44,114
SGX FTSE China A50 Index (296) 4/2022 USD (4,069,704) (107,243)
SGX FTSE Taiwan Index (95) 4/2022 USD (5,867,200) (31,159)
SGX NIFTY 50 Index (2) 4/2022 USD (70,146) (636)
Sugar No. 11 (115) 4/2022 USD (2,510,312) (34,581)
Coffee 'C' (4) 5/2022 USD (339,600) (15,751)
Feeder Cattle (64) 5/2022 USD (5,329,600) (53,724)
LME Aluminum Base Metal (2) 5/2022 USD (174,281) (14,476)
LME Aluminum Base Metal (4) 5/2022 USD (348,636) (22,505)
LME Aluminum Base Metal (7) 5/2022 USD (610,223) (73,362)
LME Aluminum Base Metal (10) 5/2022 USD (870,813) (53,521)
LME Aluminum Base Metal (13) 5/2022 USD (1,132,186) (103,434)
LME Aluminum Base Metal (15) 5/2022 USD (1,306,073) (112,992)
LME Aluminum Base Metal (18) 5/2022 USD (1,567,814) (68,467)
LME Aluminum Base Metal (20) 5/2022 USD (1,741,680) (28,460)
LME Aluminum Base Metal (20) 5/2022 USD (1,743,555) (107,709)
LME Aluminum Base Metal (23) 5/2022 USD (2,003,438) (214,287)
LME Aluminum Base Metal (25) 5/2022 USD (2,180,225) (287,247)
LME Aluminum Base Metal (30) 5/2022 USD (2,613,323) (219,098)
LME Aluminum Base Metal (34) 5/2022 USD (2,961,706) (172,106)
LME Aluminum Base Metal (34) 5/2022 USD (2,961,706) (51,234)
LME Copper Base Metal (1) 5/2022 USD (259,356) (11,029)
LME Copper Base Metal (1) 5/2022 USD (259,308) (12,361)
LME Copper Base Metal (1) 5/2022 USD (259,288) (10,954)
LME Copper Base Metal (1) 5/2022 USD (259,298) (11,524)
LME Copper Base Metal (1) 5/2022 USD (259,363) (9,669)
LME Copper Base Metal (3) 5/2022 USD (777,947) (40,963)
LME Copper Base Metal (4) 5/2022 USD (1,037,050) (43,787)
LME Copper Base Metal (4) 5/2022 USD (1,037,181) (39,192)
LME Copper Base Metal (5) 5/2022 USD (1,296,500) (71,066)
LME Copper Base Metal (5) 5/2022 USD (1,296,563) (78,317)
LME Copper Base Metal (6) 5/2022 USD (1,555,712) (29,552)
LME Copper Base Metal (6) 5/2022 USD (1,556,076) (55,905)
LME Lead Base Metal (3) 5/2022 USD (181,760) (10,767)
LME Lead Base Metal (4) 5/2022 USD (241,900) (5,761)
LME Lead Base Metal (7) 5/2022 USD (423,901) (16,169)
LME Lead Base Metal (8) 5/2022 USD (483,868) (3,648)
LME Lead Base Metal (9) 5/2022 USD (545,672) (42,051)
LME Lead Base Metal (12) 5/2022 USD (726,600) (21,332)
LME Lead Base Metal (12) 5/2022 USD (726,864) (43,196)
LME Lead Base Metal (19) 5/2022 USD (1,149,381) (32,944)
LME Lead Base Metal (28) 5/2022 USD (1,695,806) (73,130)
LME Nickel Base Metal (2) 5/2022 USD (385,207) (106,186)
LME Nickel Base Metal (2) 5/2022 USD (385,220) (103,634)
LME Nickel Base Metal (7) 5/2022 USD (1,348,363) (370,089)
LME Nickel Base Metal (15) 5/2022 USD (2,889,650) (846,111)
LME Zinc Base Metal (2) 5/2022 USD (210,179) (30,292)
LME Zinc Base Metal (2) 5/2022 USD (209,847) (30,459)
LME Zinc Base Metal (4) 5/2022 USD (420,607) (58,639)
LME Zinc Base Metal (11) 5/2022 USD (1,153,999) (155,230)
LME Zinc Base Metal (16) 5/2022 USD (1,681,284) (243,350)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (17) 5/2022 USD $ (1,787,278) $ (249,096)
LME Zinc Base Metal (28) 5/2022 USD (2,944,501) (420,959)
Wheat (27) 5/2022 USD (1,358,100) (41,264)
Australia 10 Year Bond (410) 6/2022 AUD (38,992,136) 1,346,053
Australia 3 Year Bond (1,354) 6/2022 AUD (111,276,954) 1,663,720
Canada 10 Year Bond (569) 6/2022 CAD (59,346,406) 2,198,478
DAX Index (6) 6/2022 EUR (2,394,976) (29,248)
DJIA CBOT E-Mini Index (34) 6/2022 USD (5,885,060) (275,156)
EURO STOXX 50 Index (12) 6/2022 EUR (507,503) 3,823
Euro- Bobl (372) 6/2022 EUR (53,057,918) 1,169,120
Euro-BTP (242) 6/2022 EUR (37,083,536) 1,431,110
Euro-Bund (158) 6/2022 EUR (27,731,785) 600,257
Euro- Buxl (47) 6/2022 EUR (9,656,279) 294,336
Euro-OAT (174) 6/2022 EUR (29,144,532) 1,407,044
Euro-Schatz (1,057) 6/2022 EUR (129,529,900) 560,193
FTSE 100 Index (42) 6/2022 GBP (4,130,273) (211,640)
FTSE/MIB Index (22) 6/2022 EUR (2,969,905) (156,038)
Japan 10 Year Bond (96) 6/2022 JPY (118,213,898) 299,320
KOSPI 200 Index (144) 6/2022 KRW (10,861,928) (433,209)
Lean Hogs (18) 6/2022 USD (868,500) (9,780)
LME Aluminum Base Metal (1) 6/2022 USD (87,275) 449
LME Aluminum Base Metal (3) 6/2022 USD (261,750) 3,279
LME Aluminum Base Metal (5) 6/2022 USD (436,250) (8,515)
LME Aluminum Base Metal (6) 6/2022 USD (523,650) 5,814
LME Aluminum Base Metal (10) 6/2022 USD (872,573) 36,292
LME Aluminum Base Metal (17) 6/2022 USD (1,481,121) (17,211)
LME Aluminum Base Metal (17) 6/2022 USD (1,482,022) 226,428
LME Aluminum Base Metal (20) 6/2022 USD (1,745,470) (45,529)
LME Aluminum Base Metal (24) 6/2022 USD (2,091,966) 122,001
LME Aluminum Base Metal (28) 6/2022 USD (2,442,104) 3,590
LME Aluminum Base Metal (65) 6/2022 USD (5,667,366) 86,802
LME Aluminum Base Metal (193) 6/2022 USD (16,846,488) (4,544)
LME Copper Base Metal (1) 6/2022 USD (259,433) (9,760)
LME Copper Base Metal (1) 6/2022 USD (259,413) (7,665)
LME Copper Base Metal (2) 6/2022 USD (518,750) (4,625)
LME Copper Base Metal (2) 6/2022 USD (518,650) (19,781)
LME Copper Base Metal (4) 6/2022 USD (1,037,500) (12,811)
LME Copper Base Metal (5) 6/2022 USD (1,296,875) (2,524)
LME Copper Base Metal (5) 6/2022 USD (1,296,969) 40,272
LME Copper Base Metal (9) 6/2022 USD (2,334,375) (23,108)
LME Copper Base Metal (10) 6/2022 USD (2,593,625) (12,433)
LME Copper Base Metal (15) 6/2022 USD (3,890,625) (3,665)
LME Copper Base Metal (17) 6/2022 USD (4,409,375) (78,670)
LME Copper Base Metal (18) 6/2022 USD (4,669,425) (45,906)
LME Copper Base Metal (52) 6/2022 USD (13,490,750) (129,835)
LME Lead Base Metal (1) 6/2022 USD (60,400) (590)
LME Lead Base Metal (1) 6/2022 USD (60,425) (3,953)
LME Lead Base Metal (1) 6/2022 USD (60,416) (2,843)
LME Lead Base Metal (2) 6/2022 USD (121,167) (1,782)
LME Lead Base Metal (4) 6/2022 USD (242,284) (592)
LME Lead Base Metal (4) 6/2022 USD (242,300) (15,082)
LME Lead Base Metal (7) 6/2022 USD (424,074) 16,839
LME Lead Base Metal (7) 6/2022 USD (423,042) (27,752)
LME Lead Base Metal (8) 6/2022 USD (483,150) (8,771)
LME Lead Base Metal (8) 6/2022 USD (483,100) (12,121)
LME Lead Base Metal (10) 6/2022 USD (604,063) (20,326)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (18) 6/2022 USD $ (1,087,988) $ (67,867)
LME Lead Base Metal (25) 6/2022 USD (1,512,344) (99,998)
LME Lead Base Metal (75) 6/2022 USD (4,542,188) (213,987)
LME Nickel Base Metal (1) 6/2022 USD (192,516) (45,279)
LME Nickel Base Metal (2) 6/2022 USD (385,052) (40,646)
LME Nickel Base Metal (3) 6/2022 USD (577,926) 9,979
LME Nickel Base Metal (8) 6/2022 USD (1,540,776) 239,709
LME Nickel Base Metal (15) 6/2022 USD (2,888,955) (83,513)
LME Nickel Base Metal (28) 6/2022 USD (5,392,464) (579,048)
LME Nickel Base Metal (52) 6/2022 USD (10,011,456) 4,341,318
LME Nickel Base Metal (108) 6/2022 USD (20,800,800) 4,006,876
LME Zinc Base Metal (1) 6/2022 USD (104,600) (9,206)
LME Zinc Base Metal (1) 6/2022 USD (104,500) (7,509)
LME Zinc Base Metal (2) 6/2022 USD (208,900) (14,856)
LME Zinc Base Metal (2) 6/2022 USD (208,675) (5,483)
LME Zinc Base Metal (2) 6/2022 USD (208,675) (3,574)
LME Zinc Base Metal (4) 6/2022 USD (418,200) (35,802)
LME Zinc Base Metal (4) 6/2022 USD (418,950) (39,248)
LME Zinc Base Metal (6) 6/2022 USD (628,769) (6,236)
LME Zinc Base Metal (6) 6/2022 USD (626,400) (32,418)
LME Zinc Base Metal (7) 6/2022 USD (733,863) (85,071)
LME Zinc Base Metal (7) 6/2022 USD (733,663) 616
LME Zinc Base Metal (14) 6/2022 USD (1,466,724) (94,670)
LME Zinc Base Metal (15) 6/2022 USD (1,565,625) (36,382)
LME Zinc Base Metal (23) 6/2022 USD (2,410,935) (118,478)
LME Zinc Base Metal (42) 6/2022 USD (4,397,925) (392,800)
Long Gilt (234) 6/2022 GBP (37,329,939) 258,081
MSCI EAFE E-Mini Index (73) 6/2022 USD (7,827,060) (426,518)
MSCI Emerging Markets E-Mini Index (188) 6/2022 USD (10,579,700) (765,508)
NASDAQ 100 E-Mini Index (12) 6/2022 USD (3,568,500) (301,239)
Nikkei 225 Index (38) 6/2022 JPY (8,686,874) (771,591)
Palladium (1) 6/2022 USD (225,560) (8,333)
Russell 2000 E-Mini Index (83) 6/2022 USD (8,575,560) (254,500)
S&P 500 E-Mini Index (33) 6/2022 USD (7,475,738) (352,539)
S&P Midcap 400 E-Mini Index (20) 6/2022 USD (5,378,400) (127,287)
TOPIX Index (33) 6/2022 JPY (5,276,368) (503,707)
U.S. Treasury 10 Year Note (474) 6/2022 USD (58,183,500) 1,515,531
U.S. Treasury 2 Year Note (1,179) 6/2022 USD (249,690,094) 3,208,271
U.S. Treasury 5 Year Note (729) 6/2022 USD (83,493,281) 2,022,795
U.S. Treasury Long Bond (172) 6/2022 USD (25,837,625) 439,237
U.S. Treasury Ultra Bond (139) 6/2022 USD (24,611,688) 719,660
Cocoa (36) 7/2022 GBP (849,354) (3,124)
Cocoa (215) 7/2022 USD (5,777,050) (49,068)
Platinum (29) 7/2022 USD (1,443,910) 32,091
Rubber (29) 8/2022 JPY (306,699) (8,154)
3 Month Canadian Bankers Acceptance (306) 9/2022 CAD (59,641,423) 404,702
3 Month Euro Euribor (255) 9/2022 EUR (70,586,909) 64,731
ASX 90 Day Bank Accepted Bill (176) 9/2022 AUD (131,225,153) 129,471
3 Month Canadian Bankers Acceptance (141) 12/2022 CAD (27,373,275) 202,702
3 Month Euro Euribor (70) 12/2022 EUR (19,307,105) 27,215
3 Month Euro Euribor (166) 12/2022 EUR (45,785,420) 350,573
3 Month SOFR (310) 12/2022 USD (75,950,000) 411,038
3 Month SONIA (131) 12/2022 GBP (42,213,223) 199,613
ASX 90 Day Bank Accepted Bill (120) 12/2022 AUD (89,346,575) 123,370
3 Month Euro Euribor (15) 3/2023 EUR (4,119,606) 9,376
3 Month Euro Euribor (184) 3/2023 EUR (50,533,832) 594,121

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (325) 3/2023 USD $ (79,283,750) $ 568,853
3 Month SONIA (121) 3/2023 GBP (38,893,482) 297,422
3 Month Euro Euribor (165) 6/2023 EUR (45,165,076) 674,434
3 Month SOFR (304) 6/2023 USD (73,906,200) 642,852
3 Month SONIA (106) 6/2023 GBP (34,004,093) 291,644
3 Month Euro Euribor (160) 9/2023 EUR (43,707,938) 735,795
3 Month SOFR (309) 9/2023 USD (75,009,750) 662,409
3 Month SONIA (214) 9/2023 GBP (68,575,978) 671,201
3 Month Euro Euribor (188) 12/2023 EUR (51,325,630) 571,487
3 Month SOFR (351) 12/2023 USD (85,209,638) 716,023
3 Month SONIA (3) 12/2023 GBP (961,345) 13,270
3 Month SONIA (268) 12/2023 GBP (85,880,197) 844,049
3 Month Euro Euribor (244) 3/2024 EUR (66,603,994) 538,777
3 Month SOFR (390) 3/2024 USD (94,760,250) 710,002
3 Month SONIA (32) 3/2024 GBP (10,261,183) 135,157
3 Month SONIA (190) 3/2024 GBP (60,925,773) 522,415
3 Month SOFR (389) 6/2024 USD (94,619,388) 839,237
3 Month SONIA (173) 6/2024 GBP (55,548,380) 392,188
20,604,526
$ 40,399,000
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 65,556,000 USD 48,398,945 CITI 6/15/2022 $ 718,652
AUD 65,556,000 USD 48,399,005 JPMC 6/15/2022 718,592
BRL 19,696,500 USD 3,901,367 CITI
**
6/15/2022 149,086
BRL 19,696,500 USD 3,901,372 JPMC
**
6/15/2022 149,081
CAD 108,449,481 USD 85,328,306 CITI 6/15/2022 1,404,871
CAD 108,449,478 USD 85,328,410 JPMC 6/15/2022 1,404,764
CHF 272,500 USD 292,680 CITI 6/15/2022 3,152
CHF 272,500 USD 292,680 JPMC 6/15/2022 3,151
CLP 4,310,243,006 USD 5,268,304 CITI
**
6/15/2022 141,521
CLP 4,310,242,994 USD 5,268,311 JPMC
**
6/15/2022 141,514
COP 4,811,105,691 USD 1,230,432 CITI
**
6/15/2022 31,574
COP 4,811,105,685 USD 1,230,433 JPMC
**
6/15/2022 31,572
EUR 58,123,000 USD 64,170,062 CITI 6/15/2022 310,629
EUR 58,123,000 USD 64,170,142 JPMC 6/15/2022 310,549
IDR 11,250,337,500 USD 781,548 CITI
**
6/15/2022 902
IDR 11,250,337,500 USD 781,549 JPMC
**
6/15/2022 901
ILS 1,722,503 USD 534,326 CITI 6/15/2022 6,668
ILS 1,722,497 USD 534,325 JPMC 6/15/2022 6,668
INR 1,565,746,500 USD 20,253,854 CITI
**
6/15/2022 169,942
INR 1,565,746,500 USD 20,253,879 JPMC
**
6/15/2022 169,916
JPY 4,374,408,000 USD 35,861,686 CITI 6/15/2022 140,855
JPY 4,374,408,000 USD 35,861,731 JPMC 6/15/2022 140,810
KRW 19,646,767,000 USD 16,078,312 CITI
**
6/15/2022 83,060
KRW 19,646,767,000 USD 16,078,332 JPMC
**
6/15/2022 83,040
MXN 668,260,624 USD 32,182,090 CITI 6/15/2022 974,215
MXN 668,260,624 USD 32,182,131 JPMC 6/15/2022 974,175
NOK 428,840,502 USD 48,028,799 CITI 6/15/2022 658,430

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 428,840,502 USD 48,028,859 JPMC 6/15/2022 $ 658,370
NZD 83,842,000 USD 57,054,687 CITI 6/15/2022 978,364
NZD 83,842,000 USD 57,054,758 JPMC 6/15/2022 978,293
PHP 135,133,500 USD 2,552,915 CITI
**
6/15/2022 42,207
PHP 135,133,500 USD 2,552,918 JPMC
**
6/15/2022 42,204
PLN 132,768,698 USD 30,285,605 CITI 6/15/2022 1,082,533
PLN 132,768,693 USD 30,285,642 JPMC 6/15/2022 1,082,494
SEK 273,449,565 USD 28,728,903 CITI 6/15/2022 408,640
SEK 273,449,560 USD 28,728,938 JPMC 6/15/2022 408,603
SGD 15,839,500 USD 11,650,166 CITI 6/15/2022 36,328
SGD 15,839,500 USD 11,650,181 JPMC 6/15/2022 36,314
TWD 46,933,500 USD 1,638,746 CITI
**
6/15/2022 5,708
TWD 46,933,500 USD 1,638,748 JPMC
**
6/15/2022 5,706
USD 5,547,341 CAD 6,921,000 CITI 6/15/2022 12,227
USD 5,547,334 CAD 6,921,000 JPMC 6/15/2022 12,220
USD 215,320,213 EUR 190,395,963 CITI 6/15/2022 4,098,093
USD 215,319,933 EUR 190,395,953 JPMC 6/15/2022 4,097,823
USD 52,710,901 GBP 39,841,000 CITI 6/15/2022 388,832
USD 52,710,836 GBP 39,841,000 JPMC 6/15/2022 388,766
USD 487,985 HUF 162,754,000 CITI 6/15/2022 2,952
USD 487,985 HUF 162,754,000 JPMC 6/15/2022 2,952
USD 32,254,236 INR 2,458,016,927 CITI
**
6/15/2022 191,551
USD 32,254,196 INR 2,458,016,925 JPMC
**
6/15/2022 191,511
USD 330,507,238 JPY 38,216,306,724 CITI 6/15/2022 15,976,868
USD 330,506,825 JPY 38,216,306,716 JPMC 6/15/2022 15,976,455
USD 35,104,883 KRW 42,131,352,583 CITI
**
6/15/2022 447,758
USD 35,104,839 KRW 42,131,352,577 JPMC
**
6/15/2022 447,715
USD 674,184 NOK 5,920,500 CITI 6/15/2022 2,016
USD 674,183 NOK 5,920,500 JPMC 6/15/2022 2,015
USD 14,701,280 PHP 761,483,273 CITI
**
6/15/2022 77,650
USD 14,701,262 PHP 761,483,268 JPMC
**
6/15/2022 77,632
USD 1,955,170 PLN 8,117,000 CITI 6/15/2022 37,435
USD 1,955,168 PLN 8,117,000 JPMC 6/15/2022 37,433
USD 17,587,607 SEK 163,252,500 CITI 6/15/2022 192,163
USD 17,587,585 SEK 163,252,500 JPMC 6/15/2022 192,141
USD 5,062,293 SGD 6,850,500 CITI 6/15/2022 7,946
USD 5,062,286 SGD 6,850,500 JPMC 6/15/2022 7,939
USD 27,076,413 TWD 752,786,526 CITI
**
6/15/2022 700,309
USD 27,076,379 TWD 752,786,523 JPMC
**
6/15/2022 700,275
ZAR 679,483,554 USD 43,977,069 CITI 6/15/2022 2,087,041
ZAR 679,483,550 USD 43,977,124 JPMC 6/15/2022 2,086,986
Total unrealized appreciation 63,138,758
AUD 13,265,000 USD 9,974,926 CITI 6/15/2022 (36,173)
AUD 13,265,000 USD 9,974,939 JPMC 6/15/2022 (36,185)
CHF 6,297,500 USD 6,868,201 CITI 6/15/2022 (31,501)
CHF 6,297,500 USD 6,868,210 JPMC 6/15/2022 (31,509)
COP 2,736,337,000 USD 719,611 CITI
**
6/15/2022 (1,840)
COP 2,736,337,000 USD 719,612 JPMC
**
6/15/2022 (1,840)
EUR 63,379,000 USD 71,200,566 CITI 6/15/2022 (888,955)
EUR 63,379,000 USD 71,200,655 JPMC 6/15/2022 (889,045)
GBP 59,708,992 USD 80,079,691 CITI 6/15/2022 (1,665,543)
GBP 59,708,992 USD 80,079,791 JPMC 6/15/2022 (1,665,643)
HUF 12,365,385,642 USD 37,958,343 CITI 6/15/2022 (1,107,540)
HUF 12,365,385,640 USD 37,958,390 JPMC 6/15/2022 (1,107,587)
INR 217,920,000 USD 2,856,105 CITI
**
6/15/2022 (13,529)
INR 217,920,000 USD 2,856,109 JPMC
**
6/15/2022 (13,532)
JPY 11,241,347,500 USD 97,974,111 CITI 6/15/2022 (5,454,831)
JPY 11,241,347,500 USD 97,974,234 JPMC 6/15/2022 (5,454,953)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 4,908,284,500 USD 4,060,833 CITI
**
6/15/2022 $ (23,293)
KRW 4,908,284,500 USD 4,060,838 JPMC
**
6/15/2022 (23,298)
PLN 212,853,317 USD 52,085,038 CITI 6/15/2022 (1,795,985)
PLN 212,853,308 USD 52,085,101 JPMC 6/15/2022 (1,796,049)
SEK 136,316,062 USD 14,612,178 CITI 6/15/2022 (86,958)
SEK 136,316,062 USD 14,612,196 JPMC 6/15/2022 (86,976)
SGD 12,394,000 USD 9,194,464 CITI 6/15/2022 (50,084)
SGD 12,394,000 USD 9,194,476 JPMC 6/15/2022 (50,096)
TWD 283,527,000 USD 9,987,683 CITI
**
6/15/2022 (53,475)
TWD 283,527,000 USD 9,987,696 JPMC
**
6/15/2022 (53,487)
USD 30,944,892 AUD 42,717,956 CITI 6/15/2022 (1,061,383)
USD 30,944,853 AUD 42,717,956 JPMC 6/15/2022 (1,061,421)
USD 7,778,734 BRL 40,835,999 CITI
**
6/15/2022 (618,914)
USD 7,778,723 BRL 40,835,993 JPMC
**
6/15/2022 (618,924)
USD 23,221,021 CAD 29,373,000 CITI 6/15/2022 (270,227)
USD 23,220,992 CAD 29,373,000 JPMC 6/15/2022 (270,256)
USD 3,625,410 CLP 2,948,696,334 CITI
**
6/15/2022 (75,525)
USD 3,625,406 CLP 2,948,696,322 JPMC
**
6/15/2022 (75,529)
USD 71,968,951 EUR 65,839,000 CITI 6/15/2022 (1,071,744)
USD 71,968,861 EUR 65,839,000 JPMC 6/15/2022 (1,071,833)
USD 3,800,002 GBP 2,903,500 CITI 6/15/2022 (13,083)
USD 3,799,998 GBP 2,903,500 JPMC 6/15/2022 (13,088)
USD 29,129,130 HUF 10,528,121,500 CITI 6/15/2022 (2,246,335)
USD 29,129,094 HUF 10,528,121,500 JPMC 6/15/2022 (2,246,372)
USD 921,436 IDR 13,284,815,644 CITI
**
6/15/2022 (2,510)
USD 921,435 IDR 13,284,815,644 JPMC
**
6/15/2022 (2,511)
USD 7,924,216 ILS 25,923,002 CITI 6/15/2022 (217,536)
USD 7,924,205 ILS 25,922,998 JPMC 6/15/2022 (217,546)
USD 24,465,010 INR 1,876,466,927 CITI
**
6/15/2022 (11,863)
USD 24,464,979 INR 1,876,466,925 JPMC
**
6/15/2022 (11,894)
USD 7,164,541 KRW 8,845,215,500 CITI
**
6/15/2022 (111,507)
USD 7,164,532 KRW 8,845,215,500 JPMC
**
6/15/2022 (111,516)
USD 16,856,128 MXN 356,107,000 CITI 6/15/2022 (812,417)
USD 16,856,107 MXN 356,107,000 JPMC 6/15/2022 (812,438)
USD 50,946,206 NZD 76,137,531 CITI 6/15/2022 (1,754,030)
USD 50,946,143 NZD 76,137,531 JPMC 6/15/2022 (1,754,094)
USD 2,079,383 PHP 108,783,326 CITI
**
6/15/2022 (9,707)
USD 2,079,380 PHP 108,783,325 JPMC
**
6/15/2022 (9,710)
USD 73,319,050 PLN 330,765,000 CITI 6/15/2022 (4,827,998)
USD 73,318,959 PLN 330,765,000 JPMC 6/15/2022 (4,828,091)
USD 21,438,793 SEK 211,864,502 CITI 6/15/2022 (1,136,526)
USD 21,438,765 SEK 211,864,498 JPMC 6/15/2022 (1,136,552)
USD 17,631,106 SGD 24,026,000 CITI 6/15/2022 (95,445)
USD 17,631,084 SGD 24,026,000 JPMC 6/15/2022 (95,467)
USD 1,697,595 ZAR 25,542,500 CITI 6/15/2022 (34,003)
USD 1,697,593 ZAR 25,542,500 JPMC 6/15/2022 (34,005)
Total unrealized depreciation (51,161,907)
Net unrealized appreciation $ 11,976,851
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Total Return Basket Swaps Outstanding at March 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.35% to 0.30%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 09/25/2023
- 03/25/2024 $6,342,503 $(7,239) $210,470 $203,231
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.55% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 09/18/2023
- 03/18/2024 $3,874,691 $55,194 $60,010 $115,204
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.30% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/24/2026
- 03/26/2027 $133,969,375 $(645,076) $218,539 $(426,537)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 53,700 1,036,240 135,288 (31.7)
Disco Corp. 2,800 782,985 104,341 (24.5)
Hoya Corp. 6,900 786,309 25,642 (6.0)
Inpex Corp. 113,600 1,335,634 103,307 (24.2)
Japan Post Insurance Co. Ltd. 56,700 987,440 84,575 (19.8)
Japan Tobacco, Inc. 76,000 1,297,896 27,420 (6.4)
Kyushu Electric Power Co., Inc. 153,600 1,028,415 (20,010) 4.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
MISUMI Group, Inc. 37,600 1,119,383 65,969 (15.5)
Mitsubishi Electric Corp. 109,900 1,260,427 113,931 (26.7)
Nabtesco Corp. 38,900 1,027,059 104,752 (24.6)
Nagoya Railroad Co. Ltd. 63,300 1,120,125 81,644 (19.1)
Olympus Corp. 42,300 801,695 71,969 (16.9)
Recruit Holdings Co. Ltd. 38,300 1,664,022 113,194 (26.5)
Shimadzu Corp. 24,000 825,468 67,056 (15.7)
Shimamura Co. Ltd. 8,800 782,134 46,562 (10.9)
Sumitomo Corp. 51,900 898,838 94,873 (22.2)
Takeda Pharmaceutical Co. Ltd. 28,500 812,028 43,882 (10.3)
Tokyo Electric Power Co. Holdings, Inc. 239,800 791,577 132,035 (31.0)
Yamada Holdings Co. Ltd. 242,300 753,283 10,840 (2.5)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (50,300) (1,072,522) (348) 0.1
Astellas Pharma, Inc. (48,200) (753,120) (42,600) 10.0
Bridgestone Corp. (23,400) (908,289) (80,148) 18.8
Central Japan Railway Co. (10,200) (1,330,013) (98,761) 23.2
Concordia Financial Group Ltd. (250,600) (932,647) (46,335) 10.9
Daiwa Securities Group, Inc. (154,100) (871,699) (43,478) 10.2
Denso Corp. (12,200) (778,361) (116,032) 27.2
East Japan Railway Co. (26,100) (1,510,603) (148,973) 34.9
Honda Motor Co. Ltd. (44,500) (1,261,390) (98,398) 23.1
Isuzu Motors Ltd. (73,100) (944,307) (38,188) 9.0
ITOCHU Corp. (24,300) (821,971) (64,435) 15.1
Japan Airlines Co. Ltd. (47,100) (878,100) (159,003) 37.3
KDDI Corp. (31,200) (1,022,943) 1,623 (0.4)
Kobe Bussan Co. Ltd. (29,200) (898,622) 8,975 (2.1)
Lasertec Corp. (12,400) (2,062,915) (294,391) 69.0
M3, Inc. (22,200) (801,775) (30,415) 7.1
Mitsubishi Corp. (22,800) (855,610) (104,709) 24.5
MonotaRO Co. Ltd. (47,500) (1,019,461) (102,870) 24.1
Nidec Corp. (12,000) (947,797) (86,407) 20.3
Nippon Paint Holdings Co. Ltd. (111,100) (973,385) (122,571) 28.7
Nitori Holdings Co. Ltd. (6,900) (868,108) 49,460 (11.6)
Oriental Land Co. Ltd. (13,600) (2,603,113) (245,639) 57.6
Rakuten Group, Inc. (145,400) (1,143,240) (68,223) 16.0
Seven & i Holdings Co. Ltd. (55,100) (2,627,014) (150,656) 35.3
SMC Corp. (1,700) (950,290) (85,144) 20.0
SoftBank Corp. (105,900) (1,235,124) 29,855 (7.0)
Sony Group Corp. (9,900) (1,018,470) (133,089) 31.2
Tokyo Electron Ltd. (2,900) (1,489,327) (262,232) 61.5
Toyota Motor Corp. (122,200) (2,204,244) (290,960) 68.2
Yaskawa Electric Corp. (25,900) (1,009,451) (103,401) 24.2
Z Holdings Corp. (176,800) (764,323) (40,576) 9.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.33% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/26/2027 $654,378,011 $(2,460,745) $(747,338) $(3,208,083)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 17,298 2,047,391 (1,935) 0.1
Alphabet, Inc. 602 1,674,373 33,336 (1.0)
Apple, Inc. 9,882 1,725,496 82,135 (2.6)
Autodesk, Inc. 8,758 1,877,277 96,910 (3.0)
Boeing Co. (The) 10,627 2,035,070 127,000 (4.0)
Coca-Cola Co. (The) 27,607 1,711,634 83,925 (2.6)
DuPont de Nemours, Inc. 24,014 1,766,950 18,941 (0.6)
Emerson Electric Co. 17,092 1,675,871 62,557 (1.9)
Gartner, Inc. 6,560 1,951,338 93,546 (2.9)
General Dynamics Corp. 7,194 1,735,049 31,438 (1.0)
Gilead Sciences, Inc. 28,350 1,685,408 28,713 (0.9)
Halliburton Co. 47,864 1,812,610 145,028 (4.5)
International Paper Co. 39,026 1,801,050 155,323 (4.8)
IQVIA Holdings, Inc. 10,074 2,329,210 116,052 (3.6)
Johnson & Johnson 15,430 2,734,659 121,434 (3.8)
JPMorgan Chase & Co. 18,490 2,520,557 37,096 (1.2)
KLA Corp. 5,388 1,972,331 129,409 (4.0)
McDonald's Corp. 11,446 2,830,367 169,500 (5.3)
Meta Platforms, Inc. 7,385 1,642,129 175,251 (5.5)
Microchip Technology, Inc. 23,376 1,756,473 80,726 (2.5)
Microsoft Corp. 9,739 3,002,631 147,462 (4.6)
OGE Energy Corp. 39,067 1,593,152 77,743 (2.4)
Pfizer, Inc. 63,114 3,267,412 147,863 (4.6)
SS&C Technologies Holdings, Inc. 26,156 1,962,223 (7,933) 0.2
UnitedHealth Group, Inc. 5,209 2,656,434 65,599 (2.0)
Verizon Communications, Inc. 36,150 1,841,481 (65,019) 2.0
Short Positions
Common Stocks
United States
American Express Co. (13,672) (2,556,664) (165,594) 5.2
Amgen, Inc. (6,700) (1,620,194) (73,353) 2.3
Atmos Energy Corp. (13,886) (1,659,238) (97,353) 3.0
Avangrid , Inc. (35,554) (1,661,794) (55,464) 1.7
BorgWarner, Inc. (45,297) (1,762,053) (58,707) 1.8
CarMax, Inc. (16,576) (1,599,252) 82,869 (2.6)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Dollar General Corp. (8,749) (1,947,790) (134,822) 4.2
Hewlett Packard Enterprise Co. (132,137) (2,208,009) (20,620) 0.6
Hormel Foods Corp. (52,567) (2,709,303) (85,684) 2.7
Illinois Tool Works, Inc. (13,727) (2,874,434) (12,387) 0.4
Insulet Corp. (6,946) (1,850,345) (129,799) 4.0
Jazz Pharmaceuticals plc (12,412) (1,932,176) (20,232) 0.6
M&T Bank Corp. (11,851) (2,008,744) 90,609 (2.8)
McCormick & Co., Inc. (Non-Voting) (17,226) (1,719,155) (28,871) 0.9
MillerKnoll , Inc. (59,653) (2,061,608) 29,289 (0.9)
Norwegian Cruise Line Holdings Ltd. (76,465) (1,673,054) (320,118) 10.0
PepsiCo, Inc. (9,900) (1,657,062) (98,802) 3.1
Performance Food Group Co. (34,131) (1,737,609) (81,393) 2.5
Progressive Corp. (The) (14,271) (1,626,751) (136,047) 4.2
Royal Caribbean Cruises Ltd. (19,153) (1,604,638) (301,085) 9.4
Stanley Black & Decker, Inc. (12,606) (1,762,193) 92,245 (2.9)
STERIS plc (9,642) (2,331,146) (130,254) 4.1
Sysco Corp. (23,191) (1,893,545) (48,078) 1.5
T-Mobile US, Inc. (17,931) (2,301,444) (96,779) 3.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.30% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
09/18/2023
- 03/25/2024 $44,556,655 $(215,762) $34,604 $(181,158)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 102,182 1,014,659 (6,025) 3.3
Ampol Ltd. 43,343 984,659 14,633 (8.1)
Aristocrat Leisure Ltd. 41,309 1,121,209 (10,654) 5.9
Aurizon Holdings Ltd. 394,424 1,084,132 6,816 (3.8)
Australia & New Zealand Banking Group Ltd. 14,617 299,517 (2,476) 1.4
BHP Group Ltd. 25,241 972,977 33,034 (18.2)
BlueScope Steel Ltd. 73,911 1,149,323 (37,574) 20.7
Brambles Ltd. 67,273 496,451 8,686 (4.8)
Coles Group Ltd. 68,906 920,960 (429) 0.2
Incitec Pivot Ltd. 336,036 951,224 (19,497) 10.8
JB Hi-Fi Ltd. 42,978 1,737,179 (24,381) 13.5
Medibank Pvt Ltd. 118,884 273,139 943 (0.5)
Mineral Resources Ltd. 18,602 733,296 55,624 (30.7)
Origin Energy Ltd. 147,236 685,343 (17,598) 9.7
QBE Insurance Group Ltd. 58,148 498,637 2,648 (1.5)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
REA Group Ltd. 4,233 424,356 (6,800) 3.8
Santos Ltd. 45,125 261,626 (6,482) 3.6
Sonic Healthcare Ltd. 39,001 1,029,714 3,940 (2.2)
South32 Ltd. 372,461 1,415,829 (5,692) 3.1
Suncorp Group Ltd. 55,307 458,478 (3,388) 1.9
Telstra Corp. Ltd. 627,333 1,853,430 22,682 (12.5)
Woodside Petroleum Ltd. 15,431 370,829 (17,059) 9.4
Worley Ltd. 43,381 419,077 2,569 (1.4)
United States
James Hardie Industries plc 18,669 560,035 (42,247) 23.3
Short Positions
Common Stocks
Australia
APA Group (171,965) (1,366,751) (33,748) 18.6
Atlas Arteria Ltd. (121,567) (591,652) 14,232 (7.9)
carsales.com Ltd. (31,076) (481,097) (4,440) 2.5
Cochlear Ltd. (9,443) (1,576,613) (1,920) 1.1
Commonwealth Bank of Australia (4,045) (318,553) 2,045 (1.1)
Computershare Ltd. (26,696) (490,648) (5,458) 3.0
CSL Ltd. (6,928) (1,383,123) (10,418) 5.8
Evolution Mining Ltd. (356,897) (1,177,942) 34,582 (19.1)
IDP Education Ltd. (46,600) (1,090,631) (19,925) 11.0
Insurance Australia Group Ltd. (128,702) (421,214) 9,302 (5.1)
Lendlease Corp. Ltd. (129,141) (1,076,510) (28,092) 15.5
National Australia Bank Ltd. (44,041) (1,060,282) (16,958) 9.4
Newcrest Mining Ltd. (46,939) (948,515) (3,727) 2.1
NEXTDC Ltd. (113,390) (976,865) (38,650) 21.3
Northern Star Resources Ltd. (129,357) (1,043,613) (169) 0.1
Orica Ltd. (84,728) (1,008,090) (655) 0.4
Pro Medicus Ltd. (20,786) (753,010) (35,803) 19.8
Qantas Airways Ltd. (113,593) (439,221) (4,897) 2.7
Reece Ltd. (18,914) (266,301) 6,670 (3.7)
SEEK Ltd. (41,167) (906,603) 21,816 (12.0)
Seven Group Holdings Ltd. (47,543) (750,662) 6,018 (3.3)
Transurban Group (114,096) (1,152,821) (25,873) 14.3
Wesfarmers Ltd. (20,113) (754,732) 3,301 (1.8)
Westpac Banking Corp. (53,422) (965,153) (15,814) 8.7
Woolworths Group Ltd. (41,156) (1,142,689) (26,060) 14.4
New Zealand
Xero Ltd. (6,751) (511,643) 15,757 (8.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.24% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
14-25 months
maturity ranging
from 11/25/2022
- 03/25/2024 $71,499,182 $(268,483) $(356,824) $(625,307)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 53,777 720,095 (31,804) 5.1
Bank of Montreal 5,492 646,265 (8,973) 1.4
Canadian Natural Resources Ltd. 25,735 1,593,526 (40,071) 6.4
Canadian Tire Corp. Ltd. 4,447 671,452 8,379 (1.3)
CI Financial Corp. 45,432 721,737 (19,970) 3.2
Empire Co. Ltd. 31,738 1,125,675 30,713 (4.9)
Enbridge, Inc. 19,190 883,402 (3,672) 0.6
Fairfax Financial Holdings Ltd. 3,341 1,822,711 82,977 (13.3)
Finning International, Inc. 34,219 1,030,279 (12,312) 2.0
iA Financial Corp., Inc. 13,090 795,881 4,294 (0.7)
Imperial Oil Ltd. 31,273 1,513,432 39,821 (6.4)
Intact Financial Corp. 4,126 609,651 (725) 0.1
Loblaw Cos. Ltd. 10,089 905,319 21,854 (3.5)
Magna International, Inc. 12,675 813,739 10,600 (1.7)
National Bank of Canada 21,866 1,676,134 (27,957) 4.5
Nutrien Ltd. 6,501 671,967 (30,671) 4.9
Onex Corp. 10,401 697,033 (2,641) 0.4
Pembina Pipeline Corp. 25,004 939,438 (8,764) 1.4
SNC-Lavalin Group, Inc. 27,690 666,695 5,082 (0.8)
Stantec , Inc. 17,177 861,632 (3,990) 0.6
Suncor Energy, Inc. 53,326 1,736,086 (72,789) 11.6
TFI International, Inc. 6,958 741,077 9,540 (1.5)
Thomson Reuters Corp. 7,785 845,225 23,028 (3.7)
Toromont Industries Ltd. 7,372 698,841 23,178 (3.7)
Toronto-Dominion Bank (The) 13,340 1,058,429 (27,965) 4.5
Tourmaline Oil Corp. 28,732 1,323,812 (3,652) 0.6
Whitecap Resources, Inc. 80,734 667,752 (32,261) 5.2
Chile
Lundin Mining Corp. 79,212 802,796 (19,007) 3.0
Short Positions
Common Stocks
Canada
Air Canada (74,017) (1,435,758) (26,610) 4.3
Algonquin Power & Utilities Corp. (172,356) (2,673,265) (20,619) 3.3
Ballard Power Systems, Inc. (140,933) (1,640,263) 13,589 (2.2)
Barrick Gold Corp. (36,216) (888,199) (2,064) 0.3
BCE, Inc. (43,505) (2,411,628) (48,010) 7.7
CAE, Inc. (71,587) (1,863,329) (46,951) 7.5
Canadian Imperial Bank of Commerce (13,812) (1,676,576) 67,723 (10.8)
Canadian Pacific Railway Ltd. (24,512) (2,023,076) 2,716 (0.4)
Canadian Utilities Ltd. (36,583) (1,121,354) (26,350) 4.2
Emera , Inc. (30,829) (1,528,195) (36,018) 5.8
Fortis, Inc. (19,282) (953,650) (23,144) 3.7
Keyera Corp. (24,460) (620,036) (17,647) 2.8
Kinaxis , Inc. (4,967) (650,082) 2,803 (0.4)
Lightspeed Commerce, Inc. (20,854) (636,054) (32,518) 5.2
Northland Power, Inc. (19,444) (646,397) (9,503) 1.5
Restaurant Brands International, Inc. (16,132) (942,512) (21,695) 3.5
Ritchie Bros Auctioneers, Inc. (12,481) (737,189) (4,068) 0.7
Rogers Communications, Inc. (27,694) (1,567,514) (59,178) 9.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Royal Bank of Canada (11,487) (1,264,705) 33,449 (5.3)
Shopify, Inc. (1,825) (1,234,238) 1,931 (0.3)
SSR Mining, Inc. (34,121) (741,838) 7,844 (1.3)
TC Energy Corp. (27,588) (1,555,997) 41,084 (6.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.65% to 0.30%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 03/25/2024 $33,326,674 $(332,718) $356,062 $23,344
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 19,512 632,983 (38,022) (162.9)
Adecco Group AG (Registered) 13,514 613,016 (20,578) (88.2)
Baloise Holding AG (Registered) 3,696 660,093 11,616 49.8
Barry Callebaut AG (Registered) 186 436,068 10,820 46.4
Belimo Holding AG (Registered) 741 392,448 9,822 42.1
BKW AG 4,305 539,211 8,012 34.3
Bucher Industries AG (Registered) 928 375,106 (5,847) (25.0)
Credit Suisse Group AG (Registered) 19,916 156,781 (6,125) (26.2)
DKSH Holding AG 5,494 462,716 (3,557) (15.2)
dormakaba Holding AG 342 175,418 1,590 6.8
Geberit AG (Registered) 1,785 1,100,375 16,640 71.3
Georg Fischer AG (Registered) 219 261,676 (4,309) (18.5)
Julius Baer Group Ltd. 6,177 357,614 7,050 30.2
Kuehne + Nagel International AG (Registered) 8,174 2,320,837 (94,536) (405.0)
Lonza Group AG (Registered) 2,091 1,515,147 33,510 143.5
Novartis AG (Registered) 11,373 998,453 4,991 21.4
OC Oerlikon Corp. AG (Registered) 14,860 118,419 (782) (3.4)
Partners Group Holding AG 453 560,906 9,085 38.9
Schindler Holding AG 1,662 356,117 (8,136) (34.9)
SGS SA (Registered) 33 91,745 (3,053) (13.1)
Swatch Group AG (The) 261 74,000 2,713 11.6
Swiss Life Holding AG (Registered) 191 122,394 587 2.5
Swisscom AG (Registered) 1,170 702,943 (9,457) (40.5)
Tecan Group AG (Registered) 690 272,785 10,370 44.4

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Temenos AG (Registered) 13,672 1,315,106 (83,159) (356.2)
UBS Group AG (Registered) 33,014 645,137 5,498 23.6
United States
Swiss Re AG 4,824 459,216 4,822 20.7
Short Positions
Common Stocks
Austria
ams -OSRAM AG (76,080) (1,164,557) 6,117 26.2
Switzerland
Alcon, Inc. (7,659) (606,791) (21,239) (91.0)
Bachem Holding AG (Registered) (1,135) (624,639) (18,070) (77.4)
Banque Cantonale Vaudoise (Registered) (6,277) (543,079) (9,113) (39.0)
Cie Financiere Richemont SA (2,773) (351,491) (7,346) (31.5)
Dufry AG (Registered) (51,283) (2,157,873) (16,670) (71.4)
Flughafen Zurich AG (Registered) (6,365) (1,142,434) 21,746 93.2
Givaudan SA (Registered) (528) (2,182,190) (14,395) (61.7)
Helvetia Holding AG (Registered) (957) (124,938) 483 2.1
Holcim Ltd. (10,656) (518,273) (3,750) (16.1)
Idorsia Ltd. (68,596) (1,370,305) (56,119) (240.4)
Logitech International SA (Registered) (5,762) (428,302) 15,791 67.6
Nestle SA (Registered) (17,170) (2,232,420) (17,179) (73.6)
Roche Holding AG (1,856) (734,348) 18,235 78.1
SIG Combibloc Group AG (51,029) (1,286,434) (24,585) (105.3)
Sika AG (Registered) (3,187) (1,054,431) (16,350) (70.0)
Sonova Holding AG (Registered) (1,378) (575,643) (43,918) (188.1)
Straumann Holding AG (Registered) (71) (113,365) (4,684) (20.1)
Sulzer AG (Registered) (3,683) (305,931) 1,456 6.2
VAT Group AG (243) (92,520) (2,693) (11.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 03/25/2024 $12,235,823 $(123,757) $(66,099) $(189,856)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,063 3,194,276 (36,815) 19.4
Carlsberg A/S 4,922 604,232 31,003 (16.3)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Danske Bank A/S 27,250 453,306 (4,482) 2.4
DSV A/S 1,128 216,188 (2,035) 1.1
Genmab A/S 262 94,622 2,123 (1.1)
ISS A/S 25,376 450,971 17,509 (9.2)
Jyske Bank A/S (Registered) 1,501 81,586 (378) 0.2
Novo Nordisk A/S 3,205 355,486 13,464 (7.1)
Pandora A/S 2,585 246,258 4,172 (2.2)
Royal Unibrew A/S 1,868 174,519 (381) 0.2
Short Positions
Common Stocks
Denmark
Ambu A/S (4,486) (66,039) (2,745) 1.4
Chr Hansen Holding A/S (6,463) (474,559) (15,312) 8.1
Coloplast A/S (799) (120,999) (6,363) 3.4
Demant A/S (5,866) (265,465) (18,524) 9.8
GN Store Nord A/S (5,057) (247,876) (16,045) 8.5
Novozymes A/S (9,782) (670,695) (35,512) 18.7
Orsted A/S (1,922) (240,580) (15,926) 8.4
ROCKWOOL International A/S (2,549) (841,450) 35,506 (18.7)
SimCorp A/S (10,599) (777,230) 3,790 (2.0)
Tryg A/S (30,107) (732,042) (9,934) 5.2
Vestas Wind Systems A/S (65,705) (1,927,444) (66,872) 35.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-10.00% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 03/25/2024 $154,340,904 $(825,449) $714,987 $(110,462)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 20,509 1,036,797 (4,224) 3.8
Finland
Nokian Renkaat OYJ 67,979 1,103,285 (38,829) 35.2
France
Cie de Saint-Gobain 25,620 1,524,400 (31,128) 28.2
Hermes International 824 1,166,246 50,469 (45.7)
LVMH Moet Hennessy Louis Vuitton SE 2,315 1,652,445 48,926 (44.3)
Orange SA 178,449 2,113,068 (19,061) 17.3

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Renault SA 42,237 1,104,078 29,439 (26.7)
Rexel SA 51,359 1,096,403 25,801 (23.4)
TotalEnergies SE 24,871 1,258,462 (50,916) 46.1
Germany
Bayerische Motoren Werke AG 18,861 1,629,922 4,357 (3.9)
Deutsche Bank AG (Registered) 78,355 986,818 (23,950) 21.7
Deutsche Post AG (Registered) 28,411 1,356,679 (34,595) 31.3
Italy
Buzzi Unicem SpA 60,377 1,117,286 49,742 (45.0)
Davide Campari-Milano NV 89,023 1,032,584 22,600 (20.5)
Eni SpA 130,786 1,907,282 (40,317) 36.5
Luxembourg
ArcelorMittal SA 40,308 1,291,231 (100,780) 91.2
Eurofins Scientific SE 10,959 1,084,095 13,495 (12.2)
Netherlands
ASML Holding NV 2,760 1,844,292 (50,101) 45.4
ASR Nederland NV 32,071 1,497,264 18,603 (16.8)
Koninklijke Ahold Delhaize NV 49,145 1,580,774 27,287 (24.7)
OCI NV 31,546 1,113,715 (68,084) 61.6
Spain
Acerinox SA 97,855 1,071,833 (45,337) 41.0
Repsol SA 180,344 2,362,362 (63,809) 57.8
Short Positions
Common Stocks
China
Prosus NV (49,119) (2,648,882) (35,133) 31.8
Finland
Orion OYJ (24,669) (1,120,388) (25,332) 22.9
UPM- Kymmene OYJ (31,479) (1,027,948) 54,816 (49.6)
France
Accor SA (30,647) (987,424) (27,250) 24.7
Aeroports de Paris (8,022) (1,199,595) 23,782 (21.5)
Air Liquide SA (6,004) (1,050,363) (2,204) 2.0
Alstom SA (75,032) (1,755,666) (6,765) 6.1
Edenred (20,757) (1,026,326) 3,093 (2.8)
L'Oreal SA (4,440) (1,773,537) (57,439) 52.0
Safran SA (10,210) (1,202,080) (22,173) 20.1
Germany
Allianz SE (Registered) (5,280) (1,260,907) (14,802) 13.4
Deutsche Telekom AG (Registered) (82,887) (1,543,698) 8,548 (7.7)
Fresenius Medical Care AG & Co. KGaA (39,695) (2,659,995) (19,583) 17.7
Hannover Rueck SE (7,039) (1,195,774) (22,215) 20.1
Siemens AG (Registered) (12,588) (1,743,027) 45,343 (41.0)
Italy
Intesa Sanpaolo SpA (509,167) (1,165,364) (20,155) 18.2
Nexi SpA (138,086) (1,593,474) 68,115 (61.7)
Netherlands
ABN AMRO Bank NV (104,519) (1,334,690) 13,959 (12.6)
Argenx SE (4,371) (1,367,560) (43,326) 39.2
Saudi Arabia
Delivery Hero SE (36,364) (1,584,882) (86,238) 78.1
Spain
ACS Actividades de Construccion y Servicios SA (41,996) (1,132,189) 11,824 (10.7)
Aena SME SA (9,695) (1,616,160) (40,182) 36.4
Amadeus IT Group SA (31,141) (2,024,729) (74,533) 67.5
CaixaBank SA (293,446) (995,335) (12,381) 11.2

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain (continued)
Ferrovial SA (55,452) (1,474,738) 35,080 (31.8)
United Kingdom
CNH Industrial NV (88,353) (1,391,629) 80,124 (72.5)
United States
Schneider Electric SE (14,076) (2,363,225) (91,125) 82.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.00% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 03/25/2024 $51,325,877 $(1,348,591) $1,610,682 $262,091
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 229,205 1,491,370 (31,974) (12.2)
Rio Tinto plc 33,639 2,689,322 71,031 27.1
Chile
Antofagasta plc 32,764 711,927 (34,772) (13.3)
Netherlands
Shell plc 65,256 1,788,583 (20,425) (7.8)
South Africa
Anglo American plc 21,465 1,115,373 (6,483) (2.5)
United Kingdom
Ashtead Group plc 13,609 856,883 (61,976) (23.6)
Barclays plc 401,304 777,918 (103,853) (39.6)
BP plc 257,744 1,263,560 (62,514) (23.9)
British American Tobacco plc 23,395 982,525 (31,595) (12.1)
DCC plc 4,582 354,803 4,707 1.8
Diageo plc 20,639 1,046,905 11,961 4.6
DS Smith plc 118,631 498,928 (947) (0.4)
Howden Joinery Group plc 66,535 667,016 (11,641) (4.4)
Inchcape plc 49,550 433,571 (16,581) (6.3)
Johnson Matthey plc 19,062 466,194 7,171 2.7
Lloyds Banking Group plc 581,040 353,835 (18,289) (7.0)
M&G plc 234,992 677,090 (14,419) (5.5)
Man Group plc 333,399 1,017,411 37,063 14.1
National Grid plc 36,140 555,407 20,515 7.8
NatWest Group plc 199,576 563,670 (14,464) (5.5)
Rotork plc 122,945 523,503 (12,085) (4.6)
Royal Mail plc 108,444 465,946 (47,021) (17.9)
Spectris plc 19,875 674,053 (2,519) (1.0)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Spirax-Sarco Engineering plc 3,805 622,044 9,178 3.5
SSE plc 31,733 725,069 26,773 10.2
Travis Perkins plc 32,292 520,733 (20,616) (7.9)
Unilever plc 29,087 1,320,631 26,470 10.1
Short Positions
Common Stocks
United Kingdom
Abcam plc (24,456) (442,044) (5,700) (2.2)
ASOS plc (40,229) (846,363) (24,855) (9.5)
AstraZeneca plc (27,630) (3,664,098) (91,242) (34.8)
AVEVA Group plc (42,493) (1,357,254) (14,543) (5.5)
BAE Systems plc (72,473) (680,627) 38,048 14.5
Berkeley Group Holdings plc (9,709) (473,571) 16,090 6.1
boohoo Group plc (703,444) (814,932) (24,020) (9.2)
BT Group plc (397,074) (946,748) 22,467 8.6
Compass Group plc (24,783) (533,333) 5,189 2.0
Croda International plc (5,610) (577,110) (29,147) (11.1)
easyJet plc (81,095) (588,318) (38,021) (14.5)
Informa plc (94,438) (739,924) (2,943) (1.1)
Investec plc (55,728) (368,671) (11,676) (4.5)
JD Sports Fashion plc (204,200) (393,476) 9,519 3.6
Ocado Group plc (143,588) (2,192,536) (160,516) (61.2)
Prudential plc (47,891) (707,028) (36,555) (13.9)
Reckitt Benckiser Group plc (10,500) (801,003) (49,138) (18.7)
Rentokil Initial plc (72,260) (497,762) 1,926 0.7
Severn Trent plc (39,227) (1,581,016) (68,512) (26.1)
Taylor Wimpey plc (457,502) (779,088) 16,409 6.3
Tesco plc (123,721) (447,908) 286 0.1
United Utilities Group plc (35,566) (523,728) (25,869) (9.9)
Whitbread plc (22,439) (835,486) (20,294) (7.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-16.00% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
09/18/2023
- 03/25/2024 $14,018,689 $(84,015) $(129,376) $(213,391)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 378,500 1,424,214 39,911 (18.7)
SITC International Holdings Co. Ltd. 209,000 730,812 (6,897) 3.2
Hong Kong
ASM Pacific Technology Ltd. 122,100 1,229,235 (34,108) 16.0
CLP Holdings Ltd. 26,000 252,977 (440) 0.2
HKT Trust & HKT Ltd. 134,000 183,735 (2,384) 1.1
Hong Kong & China Gas Co. Ltd. 436,000 526,653 (14,364) 6.7
Kerry Properties Ltd. 30,000 84,513 2,941 (1.4)
New World Development Co. Ltd. 16,000 64,914 (1,366) 0.6
Swire Properties Ltd. 136,400 337,072 (17,288) 8.1
Xinyi Glass Holdings Ltd. 118,000 282,925 (6,297) 3.0
Macau
Sands China Ltd. 58,400 138,932 5,787 (2.7)
United Kingdom
CK Hutchison Holdings Ltd. 107,000 782,428 (13,242) 6.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (419,400) (1,107,486) (20,644) 9.7
Chow Tai Fook Jewellery Group Ltd. (371,600) (671,151) (16,533) 7.7
ESR Cayman Ltd. (199,600) (618,539) 7,017 (3.3)
Hong Kong
Hang Lung Properties Ltd. (165,000) (332,570) (183) 0.1
Henderson Land Development Co. Ltd. (91,000) (377,743) 12,592 (5.9)
Man Wah Holdings Ltd. (66,000) (71,394) 52 (0.0)
MTR Corp. Ltd. (222,000) (1,195,529) (3,815) 1.8
Power Assets Holdings Ltd. (12,500) (81,463) 319 (0.1)
Techtronic Industries Co. Ltd. (109,500) (1,754,351) (2,861) 1.3
Wharf Real Estate Investment Co. Ltd. (135,000) (667,205) 596 (0.3)
Macau
Galaxy Entertainment Group Ltd. (95,000) (562,152) (3,077) 1.4
SJM Holdings Ltd. (329,000) (161,542) 1,416 (0.7)
Wynn Macau Ltd. (523,200) (379,154) (11,147) 5.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 03/25/2024 $24,060,240 $(305,605) $754,707 $449,102
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 14,620 150,469 (1,229) (0.3)
Sweden
Atlas Copco AB 3,814 197,969 855 0.2
Axfood AB 19,506 635,235 13,916 3.1
BillerudKorsnas AB 52,349 775,758 (10,722) (2.4)
Boliden AB 10,677 538,604 (18,440) (4.1)
Electrolux AB 7,848 118,760 (2,444) (0.5)
Elekta AB 11,818 93,077 (1,301) (0.3)
Getinge AB 26,699 1,063,661 47,894 10.7
H & M Hennes & Mauritz AB 52,671 707,247 (81,956) (18.2)
Hexpol AB 16,704 163,044 1,337 0.3
Husqvarna AB 18,832 196,450 2,810 0.6
Indutrade AB 18,004 452,786 28,068 6.2
Saab AB 25,640 926,108 (70,337) (15.7)
Securitas AB 79,338 895,038 (18,050) (4.0)
Skanska AB 8,379 187,457 (7,866) (1.8)
SKF AB 3,809 62,109 1,758 0.4
SSAB AB 138,340 921,146 (66,977) (14.9)
SSAB AB 20,408 141,802 (20,042) (4.5)
Svenska Cellulosa AB SCA 16,538 321,130 2,019 0.4
Svenska Handelsbanken AB 41,950 385,749 (9,437) (2.1)
Swedbank AB 26,658 398,154 (40,787) (9.1)
Swedish Match AB 29,271 220,119 (5,359) (1.2)
Tele2 AB 24,122 364,623 19,966 4.4
Telefonaktiebolaget LM Ericsson 139,397 1,270,679 (11,867) (2.6)
Telia Co. AB 227,689 912,967 15,195 3.4
Trelleborg AB 11,188 259,029 2,888 0.6
Volvo AB 29,841 556,694 (6,095) (1.4)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (12,315) (312,640) (12,202) (2.7)
Sweden
AAK AB (17,785) (329,605) (15,839) (3.5)
Alfa Laval AB (8,505) (292,550) (18,512) (4.1)
Assa Abloy AB (17,525) (471,065) (3,231) (0.7)
Beijer Ref AB (32,656) (591,448) (28,191) (6.3)
Embracer Group AB (155,708) (1,299,718) 14,606 3.3
Epiroc AB (31,134) (665,921) (25,981) (5.8)
EQT AB (28,207) (1,100,025) (87,518) (19.5)
Essity AB (64,354) (1,518,692) (59,907) (13.3)
Evolution AB (1,148) (116,791) 10,640 2.4
Hexagon AB (113,296) (1,587,368) 1,984 0.4
Holmen AB (10,108) (564,214) 10,097 2.2
Lifco AB (5,459) (138,580) (7,805) (1.7)
Nibe Industrier AB (25,990) (288,088) (24,107) (5.4)
Sandvik AB (30,879) (655,957) 10,096 2.2
Sinch AB (114,286) (775,141) 169,396 37.7
Skandinaviska Enskilda Banken AB (26,351) (284,877) 4,024 0.9
Sweco AB (10,434) (151,696) (6,952) (1.5)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 95.4%
INVESTMENT COMPANIES - 25.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.17% (1)(a)(b) 6,924,757 6,924,757
Limited Purpose Cash Investment
Fund, 0.18% (1)(a) 14,765,856 14,758,473
TOTAL INVESTMENT COMPANIES
(Cost $21,682,503) 21,683,230
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 69.7%
U.S. Treasury Bills
0.06%, 4/7/2022 (c) $ 947,000 946,977
0.05%, 4/14/2022 (c) 59,000 58,997
0.06%, 4/21/2022 (c) 643,000 642,956
0.06%, 4/28/2022 (c) 842,000 841,933
0.06%, 5/5/2022 (c) 955,000 954,867
0.16%, 6/23/2022 (c)(d) 326,000 325,650
0.22%, 7/7/2022 (c) 473,000 472,267
0.28%, 7/14/2022 (c)(d) 2,955,000 2,949,814
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 69.7% (continued)
0.37%, 7/21/2022 (c) $ 1,081,000 1,078,800
0.38%, 7/28/2022 (c)(d) 4,006,000 3,996,086
0.50%, 8/4/2022 (c)(d) 5,698,000 5,682,218
0.77%, 8/18/2022 (c) 4,449,000 4,434,513
0.71%, 8/25/2022 (c)(d) 1,885,000 1,878,147
0.67%, 9/1/2022 (c) 14,016,000 13,961,704
0.70%, 9/8/2022 (c)(d) 3,381,000 3,367,228
0.82%, 9/15/2022 (c)(d) 4,918,000 4,896,749
0.87%, 9/22/2022 (c) 6,065,000 6,037,200
1.06%, 9/29/2022 (c) 6,412,000 6,379,542
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $58,944,515) 58,905,648
TOTAL SHORT-TERM INVESTMENTS
(Cost $80,627,018) 80,588,878
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.4%
(Cost $80,627,018) 80,588,878
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.6% (e) 3,854,135
NET ASSETS - 100.0% 84,443,013
(a) Represents 7-day effective yield as of March 31, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (724,750) $ 7,847
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 724,750 9,189
17,036
Cocoa May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (26,500) (725)
Cocoa May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 26,500 (3)
Cocoa July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (26,870) (14)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2022 HKD (6,597,000) $ (10,949)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2022 HKD (1,880,250) (608)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/13/2022 BRL (3,611,370) (34,410)
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/14/2022 USD (48,250) (581)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (877,600) (23,099)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/03/2022 USD 109,700 (754)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/17/2022 CHF (1,323,740) (69,020)
(140,163)
$ (123,127)
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 11 4/2022 USD $ 1,151,810 $ 8,684
LME Aluminum Base Metal 1 4/2022 USD 87,032 13,172
LME Aluminum Base Metal 1 4/2022 USD 87,052 12,998
LME Aluminum Base Metal 1 4/2022 USD 87,045 12,988
LME Aluminum Base Metal 1 4/2022 USD 87,028 13,776
LME Aluminum Base Metal 1 4/2022 USD 87,167 10,832
LME Aluminum Base Metal 1 4/2022 USD 87,028 14,240
LME Aluminum Base Metal 1 4/2022 USD 87,131 10,222
LME Aluminum Base Metal 2 4/2022 USD 174,197 20,375
LME Aluminum Base Metal 2 4/2022 USD 174,168 25,124
LME Aluminum Base Metal 2 4/2022 USD 174,277 19,947
LME Aluminum Base Metal 2 4/2022 USD 174,314 19,449
LME Aluminum Base Metal 5 4/2022 USD 435,451 50,309
LME Copper Base Metal 1 4/2022 USD 259,198 21,570
LME Lead Base Metal 1 4/2022 USD 60,594 1,454
LME Lead Base Metal 1 4/2022 USD 60,638 3,730
LME Nickel Base Metal 1 4/2022 USD 192,670 56,864
LME Nickel Base Metal 1 4/2022 USD 192,662 61,109
LME Nickel Base Metal 1 4/2022 USD 192,690 50,444
LME Nickel Base Metal 1 4/2022 USD 192,690 50,187
LME Nickel Base Metal 1 4/2022 USD 192,686 60,888

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 4/2022 USD $ 192,650 $ 58,337
LME Zinc Base Metal 1 4/2022 USD 105,188 14,435
LME Zinc Base Metal 1 4/2022 USD 105,556 17,328
LME Zinc Base Metal 1 4/2022 USD 105,170 14,637
LME Zinc Base Metal 1 4/2022 USD 105,813 16,562
LME Zinc Base Metal 1 4/2022 USD 105,179 14,576
LME Zinc Base Metal 1 4/2022 USD 105,313 14,660
LME Zinc Base Metal 1 4/2022 USD 105,294 15,491
LME Zinc Base Metal 2 4/2022 USD 210,625 33,771
Natural Gas 10 4/2022 USD 564,200 78,611
NY Harbor ULSD 10 4/2022 USD 1,411,578 (4,910)
RBOB Gasoline 8 4/2022 USD 1,058,702 (27,931)
WTI Crude Oil 12 4/2022 USD 1,203,360 (189,719)
Canola 37 5/2022 CAD 669,117 56,773
Copper 10 5/2022 USD 1,187,750 25,113
Corn 28 5/2022 USD 1,048,250 4,357
Cotton No. 2 17 5/2022 USD 1,153,365 118,867
Ethanol 5 5/2022 USD 510,300 (4,208)
FCOJ-A 7 5/2022 USD 159,548 12,782
KC HRW Wheat 5 5/2022 USD 257,438 10,885
LME Aluminum Base Metal 1 5/2022 USD 87,091 7,588
LME Aluminum Base Metal 1 5/2022 USD 87,072 7,003
LME Aluminum Base Metal 1 5/2022 USD 87,081 5,078
LME Aluminum Base Metal 2 5/2022 USD 174,202 7,797
LME Aluminum Base Metal 2 5/2022 USD 174,212 19,206
LME Aluminum Base Metal 2 5/2022 USD 174,168 1,062
LME Aluminum Base Metal 2 5/2022 USD 174,356 11,398
LME Aluminum Base Metal 3 5/2022 USD 261,627 34,190
LME Aluminum Base Metal 3 5/2022 USD 261,332 23,873
LME Aluminum Base Metal 4 5/2022 USD 348,436 19,801
LME Aluminum Base Metal 4 5/2022 USD 348,436 8,824
LME Copper Base Metal 1 5/2022 USD 259,295 10,142
LME Copper Base Metal 1 5/2022 USD 259,313 18,335
LME Copper Base Metal 1 5/2022 USD 259,288 11,085
LME Copper Base Metal 1 5/2022 USD 259,346 7,843
LME Lead Base Metal 1 5/2022 USD 60,550 1,885
LME Lead Base Metal 1 5/2022 USD 60,572 3,590
LME Lead Base Metal 1 5/2022 USD 60,557 2,258
LME Lead Base Metal 1 5/2022 USD 60,630 4,560
LME Lead Base Metal 1 5/2022 USD 60,484 1,681
LME Lead Base Metal 1 5/2022 USD 60,475 1,298
LME Lead Base Metal 1 5/2022 USD 60,587 3,766
LME Lead Base Metal 2 5/2022 USD 121,129 5,370
LME Lead Base Metal 2 5/2022 USD 120,988 3,839
LME Nickel Base Metal 1 5/2022 USD 192,643 55,510
LME Nickel Base Metal 1 5/2022 USD 192,497 46,709
LME Nickel Base Metal 1 5/2022 USD 192,610 51,175
LME Zinc Base Metal 1 5/2022 USD 105,152 14,718
LME Zinc Base Metal 1 5/2022 USD 105,134 15,131
LME Zinc Base Metal 1 5/2022 USD 104,909 14,157
LME Zinc Base Metal 2 5/2022 USD 210,322 30,103
LME Zinc Base Metal 2 5/2022 USD 210,161 30,656
Low Sulphur Gasoil 13 5/2022 USD 1,310,400 (38,176)
Milk 1 5/2022 USD 47,360 (1,255)
Milling Wheat No. 2 18 5/2022 EUR 367,883 63,581
Mont Belvieu 10 5/2022 USD 574,875 36,881

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Natural Gas 10 5/2022 USD $ 688,540 $ 28,620
Rough Rice 4 5/2022 USD 128,080 3,439
SGX Iron Ore 14 5/2022 USD 223,496 12,833
Silver 1 5/2022 USD 125,665 (8,469)
Soybean 16 5/2022 USD 1,294,600 (26,654)
Soybean Meal 16 5/2022 USD 748,000 (29,661)
Soybean Oil 8 5/2022 USD 335,712 (24,161)
Wheat 4 5/2022 ZAR 90,470 2,933
100 oz Gold 9 6/2022 USD 1,758,600 1,036
Crude Palm Oil 10 6/2022 MYR 339,200 (21,430)
LME Aluminum Base Metal 1 6/2022 USD 87,257 (2,546)
LME Aluminum Base Metal 1 6/2022 USD 87,275 (603)
LME Aluminum Base Metal 2 6/2022 USD 174,547 4,963
LME Aluminum Base Metal 2 6/2022 USD 174,356 (19,734)
LME Aluminum Base Metal 2 6/2022 USD 174,250 3,494
LME Aluminum Base Metal 2 6/2022 USD 174,436 4,205
LME Aluminum Base Metal 3 6/2022 USD 261,496 (14,750)
LME Aluminum Base Metal 7 6/2022 USD 610,332 (21,964)
LME Aluminum Base Metal 23 6/2022 USD 2,007,613 48,500
LME Copper Base Metal 1 6/2022 USD 259,363 1,228
LME Copper Base Metal 1 6/2022 USD 259,375 886
LME Copper Base Metal 2 6/2022 USD 518,750 7,057
LME Copper Base Metal 2 6/2022 USD 518,825 3,570
LME Copper Base Metal 5 6/2022 USD 1,297,188 31,508
LME Lead Base Metal 1 6/2022 USD 60,406 2,004
LME Lead Base Metal 1 6/2022 USD 60,583 (44)
LME Lead Base Metal 1 6/2022 USD 60,571 6
LME Lead Base Metal 1 6/2022 USD 60,394 1,111
LME Lead Base Metal 1 6/2022 USD 60,388 1,469
LME Lead Base Metal 2 6/2022 USD 120,888 7,295
LME Lead Base Metal 2 6/2022 USD 120,988 8,032
LME Lead Base Metal 16 6/2022 USD 969,000 30,733
LME Nickel Base Metal 1 6/2022 USD 192,642 (3,141)
LME Nickel Base Metal 2 6/2022 USD 385,194 (2,472)
LME Nickel Base Metal 3 6/2022 USD 577,764 46,277
LME Nickel Base Metal 5 6/2022 USD 962,640 (439,734)
LME Nickel Base Metal 12 6/2022 USD 2,311,200 543,714
LME Zinc Base Metal 1 6/2022 USD 104,795 1,983
LME Zinc Base Metal 1 6/2022 USD 104,838 11,698
LME Zinc Base Metal 1 6/2022 USD 104,550 10,422
LME Zinc Base Metal 1 6/2022 USD 104,809 822
LME Zinc Base Metal 1 6/2022 USD 104,400 3,169
LME Zinc Base Metal 1 6/2022 USD 104,375 2,288
LME Zinc Base Metal 2 6/2022 USD 209,532 14,551
LME Zinc Base Metal 2 6/2022 USD 209,647 10,842
LME Zinc Base Metal 8 6/2022 USD 837,700 46,051
Milk 1 6/2022 USD 48,940 436
S&P/TSX 60 Index 3 6/2022 CAD 632,132 1,229
SPI 200 Index 6 6/2022 AUD 839,480 22,210
Rapeseed 10 7/2022 EUR 435,033 8,695
Robusta Coffee 11 7/2022 USD 236,720 2,524
White Maize 13 7/2022 ZAR 347,853 14,493
White Sugar 29 7/2022 USD 769,515 (1,402)
Yellow Maize 14 7/2022 ZAR 389,461 17,402
WTI Crude Oil 9 8/2022 JPY 267,693 (3,097)
3 Month SARON 2 12/2022 CHF 543,748 (409)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
ECX Emission 2 12/2022 EUR $ 169,212 $ (7,015)
3 Month SARON 1 3/2023 CHF 270,778 (377)
1,695,506
Short Contracts
CAC 40 10 Euro Index (1) 4/2022 EUR (73,649) (1,215)
IBEX 35 Index (1) 4/2022 EUR (93,101) 662
LME Aluminum Base Metal (1) 4/2022 USD (87,028) (14,780)
LME Aluminum Base Metal (1) 4/2022 USD (87,052) (12,842)
LME Aluminum Base Metal (1) 4/2022 USD (87,028) (12,906)
LME Aluminum Base Metal (1) 4/2022 USD (87,032) (13,710)
LME Aluminum Base Metal (1) 4/2022 USD (87,045) (12,923)
LME Aluminum Base Metal (1) 4/2022 USD (87,167) (10,333)
LME Aluminum Base Metal (1) 4/2022 USD (87,131) (10,283)
LME Aluminum Base Metal (2) 4/2022 USD (174,314) (18,629)
LME Aluminum Base Metal (2) 4/2022 USD (174,168) (24,922)
LME Aluminum Base Metal (2) 4/2022 USD (174,197) (19,652)
LME Aluminum Base Metal (2) 4/2022 USD (174,277) (18,991)
LME Aluminum Base Metal (5) 4/2022 USD (435,451) (54,214)
LME Copper Base Metal (1) 4/2022 USD (259,198) (20,910)
LME Lead Base Metal (1) 4/2022 USD (60,638) (4,058)
LME Lead Base Metal (1) 4/2022 USD (60,594) (1,593)
LME Nickel Base Metal (1) 4/2022 USD (192,690) (48,707)
LME Nickel Base Metal (1) 4/2022 USD (192,650) (58,454)
LME Nickel Base Metal (1) 4/2022 USD (192,670) (57,373)
LME Nickel Base Metal (1) 4/2022 USD (192,686) (61,288)
LME Nickel Base Metal (1) 4/2022 USD (192,690) (51,441)
LME Nickel Base Metal (1) 4/2022 USD (192,662) (60,694)
LME Zinc Base Metal (1) 4/2022 USD (105,179) (14,749)
LME Zinc Base Metal (1) 4/2022 USD (105,813) (17,490)
LME Zinc Base Metal (1) 4/2022 USD (105,556) (17,032)
LME Zinc Base Metal (1) 4/2022 USD (105,188) (14,351)
LME Zinc Base Metal (1) 4/2022 USD (105,313) (14,406)
LME Zinc Base Metal (1) 4/2022 USD (105,294) (16,649)
LME Zinc Base Metal (1) 4/2022 USD (105,170) (14,588)
LME Zinc Base Metal (2) 4/2022 USD (210,625) (35,173)
MSCI Singapore Index (14) 4/2022 SGD (345,881) (4,965)
OMXS30 Index (13) 4/2022 SEK (288,277) 4,673
SGX FTSE China A50 Index (32) 4/2022 USD (439,968) (11,709)
SGX FTSE Taiwan Index (11) 4/2022 USD (679,360) (3,624)
Sugar No. 11 (12) 4/2022 USD (261,946) (3,608)
Feeder Cattle (7) 5/2022 USD (582,925) (4,947)
LME Aluminum Base Metal (1) 5/2022 USD (87,072) (7,574)
LME Aluminum Base Metal (1) 5/2022 USD (87,091) (7,956)
LME Aluminum Base Metal (1) 5/2022 USD (87,081) (5,352)
LME Aluminum Base Metal (2) 5/2022 USD (174,168) (2,846)
LME Aluminum Base Metal (2) 5/2022 USD (174,202) (7,607)
LME Aluminum Base Metal (2) 5/2022 USD (174,212) (18,634)
LME Aluminum Base Metal (2) 5/2022 USD (174,356) (10,771)
LME Aluminum Base Metal (3) 5/2022 USD (261,627) (34,541)
LME Aluminum Base Metal (3) 5/2022 USD (261,332) (21,910)
LME Aluminum Base Metal (4) 5/2022 USD (348,436) (20,248)
LME Aluminum Base Metal (4) 5/2022 USD (348,436) (6,028)
LME Copper Base Metal (1) 5/2022 USD (259,346) (9,318)
LME Copper Base Metal (1) 5/2022 USD (259,288) (10,954)
LME Copper Base Metal (1) 5/2022 USD (259,313) (18,521)
LME Copper Base Metal (1) 5/2022 USD (259,295) (9,798)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 5/2022 USD $ (60,475) $ (1,440)
LME Lead Base Metal (1) 5/2022 USD (60,550) (1,778)
LME Lead Base Metal (1) 5/2022 USD (60,484) (82)
LME Lead Base Metal (1) 5/2022 USD (60,572) (3,600)
LME Lead Base Metal (1) 5/2022 USD (60,557) (2,310)
LME Lead Base Metal (1) 5/2022 USD (60,630) (4,578)
LME Lead Base Metal (1) 5/2022 USD (60,587) (3,589)
LME Lead Base Metal (2) 5/2022 USD (121,129) (5,384)
LME Lead Base Metal (2) 5/2022 USD (120,988) (3,468)
LME Nickel Base Metal (1) 5/2022 USD (192,643) (56,260)
LME Nickel Base Metal (1) 5/2022 USD (192,610) (51,817)
LME Nickel Base Metal (1) 5/2022 USD (192,497) (47,480)
LME Zinc Base Metal (1) 5/2022 USD (104,909) (14,112)
LME Zinc Base Metal (1) 5/2022 USD (105,152) (14,660)
LME Zinc Base Metal (1) 5/2022 USD (105,134) (14,653)
LME Zinc Base Metal (2) 5/2022 USD (210,322) (30,117)
LME Zinc Base Metal (2) 5/2022 USD (210,161) (30,475)
Wheat (3) 5/2022 USD (150,900) (4,585)
Australia 10 Year Bond (44) 6/2022 AUD (4,184,522) 145,623
Australia 3 Year Bond (146) 6/2022 AUD (11,998,844) 183,519
Canada 10 Year Bond (61) 6/2022 CAD (6,362,269) 235,689
DAX Index (1) 6/2022 EUR (399,163) (4,777)
DJIA CBOT E-Mini Index (4) 6/2022 USD (692,360) (28,133)
EURO STOXX 50 Index (1) 6/2022 EUR (42,292) 353
Euro-Bobl (40) 6/2022 EUR (5,705,153) 120,366
Euro-BTP (26) 6/2022 EUR (3,984,182) 153,756
Euro-Bund (17) 6/2022 EUR (2,983,800) 60,672
Euro-Buxl (5) 6/2022 EUR (1,027,264) 26,322
Euro-OAT (19) 6/2022 EUR (3,182,449) 157,080
Euro-Schatz (114) 6/2022 EUR (13,970,112) 54,631
FTSE 100 Index (4) 6/2022 GBP (393,359) (15,943)
FTSE/MIB Index (2) 6/2022 EUR (269,991) (9,683)
Japan 10 Year Bond (10) 6/2022 JPY (12,313,948) 28,796
KOSPI 200 Index (16) 6/2022 KRW (1,206,881) (48,233)
Lean Hogs (2) 6/2022 USD (96,500) (1,171)
LME Aluminum Base Metal (1) 6/2022 USD (87,275) 449
LME Aluminum Base Metal (1) 6/2022 USD (87,257) 2,636
LME Aluminum Base Metal (2) 6/2022 USD (174,436) 256
LME Aluminum Base Metal (2) 6/2022 USD (174,250) (2,025)
LME Aluminum Base Metal (2) 6/2022 USD (174,356) 26,639
LME Aluminum Base Metal (2) 6/2022 USD (174,547) (4,553)
LME Aluminum Base Metal (3) 6/2022 USD (261,496) 13,558
LME Aluminum Base Metal (7) 6/2022 USD (610,332) 9,348
LME Aluminum Base Metal (20) 6/2022 USD (1,745,750) (2,726)
LME Copper Base Metal (1) 6/2022 USD (259,363) (1,371)
LME Copper Base Metal (1) 6/2022 USD (259,375) (1,655)
LME Copper Base Metal (2) 6/2022 USD (518,750) (7,880)
LME Copper Base Metal (2) 6/2022 USD (518,825) (5,101)
LME Copper Base Metal (4) 6/2022 USD (1,037,750) (16,123)
LME Lead Base Metal (1) 6/2022 USD (60,583) (891)
LME Lead Base Metal (1) 6/2022 USD (60,394) (1,096)
LME Lead Base Metal (1) 6/2022 USD (60,388) (1,515)
LME Lead Base Metal (1) 6/2022 USD (60,406) (2,059)
LME Lead Base Metal (1) 6/2022 USD (60,571) (144)
LME Lead Base Metal (2) 6/2022 USD (120,888) (7,474)
LME Lead Base Metal (2) 6/2022 USD (120,988) (8,000)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (7) 6/2022 USD $ (423,938) $ (17,446)
LME Nickel Base Metal (1) 6/2022 USD (192,642) 3,326
LME Nickel Base Metal (2) 6/2022 USD (385,194) (11,135)
LME Nickel Base Metal (3) 6/2022 USD (577,764) (62,041)
LME Nickel Base Metal (5) 6/2022 USD (962,640) 436,902
LME Nickel Base Metal (11) 6/2022 USD (2,118,600) 393,868
LME Zinc Base Metal (1) 6/2022 USD (104,795) (1,048)
LME Zinc Base Metal (1) 6/2022 USD (104,400) (5,403)
LME Zinc Base Metal (1) 6/2022 USD (104,375) (2,378)
LME Zinc Base Metal (1) 6/2022 USD (104,838) (12,153)
LME Zinc Base Metal (1) 6/2022 USD (104,809) 88
LME Zinc Base Metal (1) 6/2022 USD (104,550) (9,411)
LME Zinc Base Metal (2) 6/2022 USD (209,647) (10,302)
LME Zinc Base Metal (2) 6/2022 USD (209,532) (13,524)
LME Zinc Base Metal (4) 6/2022 USD (418,850) (39,255)
Long Gilt (25) 6/2022 GBP (3,988,241) 27,573
MSCI EAFE E-Mini Index (8) 6/2022 USD (857,760) (46,742)
MSCI Emerging Markets E-Mini Index (20) 6/2022 USD (1,125,500) (81,437)
NASDAQ 100 E-Mini Index (1) 6/2022 USD (297,375) (24,653)
Nikkei 225 Index (4) 6/2022 JPY (914,408) (79,789)
Russell 2000 E-Mini Index (9) 6/2022 USD (929,880) (29,386)
S&P 500 E-Mini Index (4) 6/2022 USD (906,150) (35,878)
S&P Midcap 400 E-Mini Index (2) 6/2022 USD (537,840) (4,699)
TOPIX Index (4) 6/2022 JPY (639,560) (49,706)
U.S. Treasury 10 Year Note (51) 6/2022 USD (6,260,250) 158,294
U.S. Treasury 2 Year Note (127) 6/2022 USD (26,896,218) 338,677
U.S. Treasury 5 Year Note (79) 6/2022 USD (9,047,969) 215,849
U.S. Treasury Long Bond (19) 6/2022 USD (2,854,156) 47,401
U.S. Treasury Ultra Bond (15) 6/2022 USD (2,655,938) 67,107
Cocoa (4) 7/2022 GBP (94,373) (371)
Cocoa (23) 7/2022 USD (618,010) (4,634)
Platinum (3) 7/2022 USD (149,370) 3,320
Rubber (3) 8/2022 JPY (31,727) (512)
3 Month Canadian Bankers Acceptance (33) 9/2022 CAD (6,431,918) 40,890
3 Month Euro Euribor (27) 9/2022 EUR (7,473,908) 7,088
ASX 90 Day Bank Accepted Bill (19) 9/2022 AUD (14,166,351) 13,709
3 Month Canadian Bankers Acceptance (15) 12/2022 CAD (2,912,051) 20,976
3 Month Euro Euribor (25) 12/2022 EUR (6,895,395) 19,251
3 Month SOFR (33) 12/2022 USD (8,085,000) 41,868
3 Month SONIA (14) 12/2022 GBP (4,511,337) 17,889
ASX 90 Day Bank Accepted Bill (13) 12/2022 AUD (9,679,212) 13,019
3 Month Euro Euribor (21) 3/2023 EUR (5,767,448) 30,747
3 Month SOFR (35) 3/2023 USD (8,538,250) 59,137
3 Month SONIA (13) 3/2023 GBP (4,178,639) 33,513
3 Month Euro Euribor (18) 6/2023 EUR (4,927,099) 40,557
3 Month SOFR (33) 6/2023 USD (8,022,713) 66,836
3 Month SONIA (11) 6/2023 GBP (3,528,727) 31,495
3 Month Euro Euribor (17) 9/2023 EUR (4,643,968) 49,505
3 Month SOFR (33) 9/2023 USD (8,010,750) 68,006
3 Month SONIA (23) 9/2023 GBP (7,370,315) 69,681
3 Month Euro Euribor (20) 12/2023 EUR (5,460,173) 59,446
3 Month SOFR (38) 12/2023 USD (9,224,975) 74,163
3 Month SONIA (29) 12/2023 GBP (9,293,006) 86,774
3 Month Euro Euribor (26) 3/2024 EUR (7,097,147) 59,840
3 Month SOFR (42) 3/2024 USD (10,204,950) 74,484
3 Month SONIA (24) 3/2024 GBP (7,695,887) 64,526

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (42) 6/2024 USD $ (10,215,975) $ 88,846
3 Month SONIA (19) 6/2024 GBP (6,100,689) 37,108
2,128,676
$ 3,824,182
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 6,361,000 USD 4,658,113 CITI 6/15/2022 $ 107,843
AUD 6,361,000 USD 4,658,119 JPMC 6/15/2022 107,837
BRL 2,073,500 USD 410,707 CITI
**
6/15/2022 15,695
BRL 2,073,500 USD 410,707 JPMC
**
6/15/2022 15,694
CAD 10,852,000 USD 8,540,558 CITI 6/15/2022 138,400
CAD 10,852,000 USD 8,540,569 JPMC 6/15/2022 138,389
CHF 123,000 USD 132,109 CITI 6/15/2022 1,423
CHF 123,000 USD 132,109 JPMC 6/15/2022 1,423
CLP 414,849,507 USD 507,217 CITI
**
6/15/2022 13,464
CLP 414,849,493 USD 507,218 JPMC
**
6/15/2022 13,463
COP 598,013,996 USD 152,969 CITI
**
6/15/2022 3,896
COP 598,013,996 USD 152,969 JPMC
**
6/15/2022 3,896
EUR 8,350,000 USD 9,237,052 CITI 6/15/2022 26,300
EUR 8,350,000 USD 9,237,063 JPMC 6/15/2022 26,287
GBP 100,500 USD 131,272 CITI 6/15/2022 712
GBP 100,500 USD 131,272 JPMC 6/15/2022 712
IDR 998,583,500 USD 69,370 CITI
**
6/15/2022 80
IDR 998,583,500 USD 69,371 JPMC
**
6/15/2022 80
ILS 153,002 USD 47,462 CITI 6/15/2022 592
ILS 152,998 USD 47,461 JPMC 6/15/2022 592
INR 80,927,500 USD 1,049,303 CITI
**
6/15/2022 6,325
INR 80,927,500 USD 1,049,304 JPMC
**
6/15/2022 6,325
JPY 431,817,000 USD 3,542,301 CITI 6/15/2022 11,668
JPY 431,817,000 USD 3,542,306 JPMC 6/15/2022 11,663
KRW 2,026,822,500 USD 1,658,613 CITI
**
6/15/2022 8,645
KRW 2,026,822,500 USD 1,658,615 JPMC
**
6/15/2022 8,643
MXN 60,682,505 USD 2,922,348 CITI 6/15/2022 88,465
MXN 60,682,503 USD 2,922,351 JPMC 6/15/2022 88,462
NOK 44,929,000 USD 5,030,882 CITI 6/15/2022 70,008
NOK 44,929,000 USD 5,030,889 JPMC 6/15/2022 70,002
NZD 7,841,500 USD 5,317,411 CITI 6/15/2022 110,253
NZD 7,841,500 USD 5,317,417 JPMC 6/15/2022 110,246
PHP 3,102,500 USD 58,588 CITI
**
6/15/2022 993
PHP 3,102,500 USD 58,588 JPMC
**
6/15/2022 993
PLN 12,144,338 USD 2,770,221 CITI 6/15/2022 99,019
PLN 12,144,337 USD 2,770,224 JPMC 6/15/2022 99,016
SEK 27,615,500 USD 2,903,797 CITI 6/15/2022 38,785
SEK 27,615,501 USD 2,903,801 JPMC 6/15/2022 38,782
SGD 1,682,000 USD 1,238,783 CITI 6/15/2022 2,208
SGD 1,682,000 USD 1,238,785 JPMC 6/15/2022 2,206
TWD 4,803,000 USD 167,703 CITI
**
6/15/2022 584
TWD 4,803,000 USD 167,703 JPMC
**
6/15/2022 584
USD 616,572 CAD 769,500 CITI 6/15/2022 1,160

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 616,572 CAD 769,500 JPMC 6/15/2022 $ 1,159
USD 22,758,090 EUR 20,146,504 CITI 6/15/2022 407,892
USD 22,758,056 EUR 20,146,499 JPMC 6/15/2022 407,865
USD 3,852,401 GBP 2,898,500 CITI 6/15/2022 45,883
USD 3,852,396 GBP 2,898,500 JPMC 6/15/2022 45,878
USD 46,345 HUF 15,457,000 CITI 6/15/2022 280
USD 46,345 HUF 15,457,000 JPMC 6/15/2022 280
USD 3,003,005 INR 228,851,744 CITI
**
6/15/2022 17,834
USD 3,003,002 INR 228,851,740 JPMC
**
6/15/2022 17,830
USD 33,910,497 JPY 3,923,370,576 CITI 6/15/2022 1,620,113
USD 33,910,454 JPY 3,923,370,572 JPMC 6/15/2022 1,620,071
USD 3,213,006 KRW 3,856,110,127 CITI
**
6/15/2022 40,981
USD 3,213,002 KRW 3,856,110,120 JPMC
**
6/15/2022 40,977
USD 1,339,898 PHP 69,402,816 CITI
**
6/15/2022 7,077
USD 1,339,897 PHP 69,402,808 JPMC
**
6/15/2022 7,075
USD 1,670,466 SEK 15,521,000 CITI 6/15/2022 16,619
USD 1,670,464 SEK 15,521,000 JPMC 6/15/2022 16,616
USD 447,294 SGD 606,000 CITI 6/15/2022 183
USD 447,294 SGD 606,000 JPMC 6/15/2022 183
USD 2,734,790 TWD 76,133,504 CITI
**
6/15/2022 67,228
USD 2,734,786 TWD 76,133,496 JPMC
**
6/15/2022 67,224
ZAR 69,550,502 USD 4,512,175 CITI 6/15/2022 202,850
ZAR 69,550,498 USD 4,512,181 JPMC 6/15/2022 202,844
Total unrealized appreciation 6,346,755
AUD 1,444,500 USD 1,086,114 CITI 6/15/2022 (3,828)
AUD 1,444,500 USD 1,086,116 JPMC 6/15/2022 (3,829)
CHF 576,001 USD 628,200 CITI 6/15/2022 (2,881)
CHF 575,999 USD 628,199 JPMC 6/15/2022 (2,882)
COP 311,095,500 USD 81,810 CITI
**
6/15/2022 (206)
COP 311,095,500 USD 81,810 JPMC
**
6/15/2022 (206)
EUR 6,492,000 USD 7,290,942 CITI 6/15/2022 (88,825)
EUR 6,492,000 USD 7,290,951 JPMC 6/15/2022 (88,833)
GBP 5,799,002 USD 7,781,757 CITI 6/15/2022 (166,090)
GBP 5,798,996 USD 7,781,759 JPMC 6/15/2022 (166,100)
HUF 1,130,910,984 USD 3,471,587 CITI 6/15/2022 (101,293)
HUF 1,130,910,984 USD 3,471,591 JPMC 6/15/2022 (101,297)
INR 74,669,000 USD 975,998 CITI
**
6/15/2022 (2,006)
INR 74,669,000 USD 975,999 JPMC
**
6/15/2022 (2,008)
JPY 1,054,304,500 USD 9,181,374 CITI 6/15/2022 (504,168)
JPY 1,054,304,500 USD 9,181,385 JPMC 6/15/2022 (504,179)
KRW 473,162,500 USD 391,026 CITI
**
6/15/2022 (1,804)
KRW 473,162,500 USD 391,027 JPMC
**
6/15/2022 (1,805)
NOK 51,000 USD 5,804 CITI 6/15/2022 (14)
NOK 51,000 USD 5,804 JPMC 6/15/2022 (14)
PHP 1,005,500 USD 19,409 CITI
**
6/15/2022 (99)
PHP 1,005,500 USD 19,409 JPMC
**
6/15/2022 (100)
PLN 19,469,663 USD 4,764,211 CITI 6/15/2022 (164,278)
PLN 19,469,663 USD 4,764,217 JPMC 6/15/2022 (164,285)
SEK 12,941,500 USD 1,386,512 CITI 6/15/2022 (7,524)
SEK 12,941,499 USD 1,386,514 JPMC 6/15/2022 (7,527)
SGD 1,327,500 USD 984,953 CITI 6/15/2022 (5,515)
SGD 1,327,500 USD 984,955 JPMC 6/15/2022 (5,515)
TWD 25,853,500 USD 910,087 CITI
**
6/15/2022 (4,233)
TWD 25,853,500 USD 910,088 JPMC
**
6/15/2022 (4,234)
USD 2,850,184 AUD 3,932,001 CITI 6/15/2022 (95,854)
USD 2,850,179 AUD 3,931,999 JPMC 6/15/2022 (95,857)
USD 711,375 BRL 3,734,502 CITI
**
6/15/2022 (56,600)
USD 711,373 BRL 3,734,498 JPMC
**
6/15/2022 (56,601)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,814,274 CAD 2,304,000 CITI 6/15/2022 $ (28,365)
USD 1,814,272 CAD 2,304,000 JPMC 6/15/2022 (28,367)
USD 332,002 CLP 270,031,039 CITI
**
6/15/2022 (6,916)
USD 332,002 CLP 270,031,025 JPMC
**
6/15/2022 (6,917)
USD 10,124,705 EUR 9,228,500 CITI 6/15/2022 (113,239)
USD 10,124,692 EUR 9,228,500 JPMC 6/15/2022 (113,253)
USD 1,538,209 GBP 1,173,000 CITI 6/15/2022 (2,260)
USD 1,538,207 GBP 1,173,000 JPMC 6/15/2022 (2,262)
USD 2,681,445 HUF 954,125,500 CITI 6/15/2022 (162,000)
USD 2,681,441 HUF 954,125,500 JPMC 6/15/2022 (162,003)
USD 84,263 IDR 1,214,861,344 CITI
**
6/15/2022 (230)
USD 84,263 IDR 1,214,861,344 JPMC
**
6/15/2022 (230)
USD 838,871 ILS 2,727,002 CITI 6/15/2022 (17,611)
USD 838,869 ILS 2,726,998 JPMC 6/15/2022 (17,612)
USD 2,623,153 INR 201,605,744 CITI
**
6/15/2022 (6,618)
USD 2,623,149 INR 201,605,740 JPMC
**
6/15/2022 (6,621)
USD 1,183,416 KRW 1,459,821,000 CITI
**
6/15/2022 (17,427)
USD 1,183,415 KRW 1,459,821,000 JPMC
**
6/15/2022 (17,429)
USD 1,300,983 MXN 27,481,500 CITI 6/15/2022 (62,534)
USD 1,300,982 MXN 27,481,500 JPMC 6/15/2022 (62,536)
USD 4,675,938 NZD 6,988,000 CITI 6/15/2022 (160,958)
USD 4,675,932 NZD 6,988,000 JPMC 6/15/2022 (160,963)
USD 189,518 PHP 9,914,688 CITI
**
6/15/2022 (885)
USD 189,518 PHP 9,914,688 JPMC
**
6/15/2022 (885)
USD 6,911,515 PLN 30,835,000 CITI 6/15/2022 (373,610)
USD 6,911,506 PLN 30,835,000 JPMC 6/15/2022 (373,619)
USD 2,172,544 SEK 21,250,500 CITI 6/15/2022 (91,812)
USD 2,172,542 SEK 21,250,500 JPMC 6/15/2022 (91,814)
USD 1,851,446 SGD 2,520,500 CITI 6/15/2022 (8,196)
USD 1,851,444 SGD 2,520,500 JPMC 6/15/2022 (8,199)
Total unrealized depreciation (4,515,861)
Net unrealized appreciation $ 1,830,894
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Total Return Basket Swaps Outstanding at March 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.04% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
55-61 months
maturity ranging
from 09/21/2026
- 03/31/2027 $659,055 $31,226 $(907) $30,319
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.08% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
55-60 months
maturity ranging
from 09/21/2026
- 02/25/2027 $495,414 $292 $(2,382) $(2,090)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.13% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/30/2027 $3,746,467 $(15,774) $6,334 $(9,440)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 7,816 77,612 4,277 (45.3)
Alumina Ltd. 13,649 20,492 497 (5.3)
Ampol Ltd. 4,025 91,439 5,930 (62.8)
Aristocrat Leisure Ltd. 3,634 98,634 1,219 (12.9)
Aurizon Holdings Ltd. 27,095 74,475 3,852 (40.8)
BHP Group Ltd. 2,285 88,081 10,769 (114.1)
BlueScope Steel Ltd. 6,616 102,879 8,239 (87.3)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Brambles Ltd. 3,581 26,427 503 (5.3)
Coles Group Ltd. 3,848 51,430 1,553 (16.5)
Incitec Pivot Ltd. 32,229 91,231 4,341 (46.0)
JB Hi-Fi Ltd. 4,009 162,045 12,962 (137.3)
Macquarie Group Ltd. 131 19,812 508 (5.4)
Mineral Resources Ltd. 1,534 60,471 6,436 (68.2)
Origin Energy Ltd. 11,297 52,584 3,105 (32.9)
QBE Insurance Group Ltd. 3,261 27,964 2,636 (27.9)
Sonic Healthcare Ltd. 2,921 77,121 3,566 (37.8)
South32 Ltd. 35,737 135,846 5,966 (63.2)
Suncorp Group Ltd. 2,348 19,464 1,403 (14.9)
Telstra Corp. Ltd. 50,136 148,125 1,031 (10.9)
Woodside Petroleum Ltd. 955 22,950 (742) 7.9
Worley Ltd. 6,352 61,363 1,658 (17.6)
United States
James Hardie Industries plc 1,887 56,606 (6,290) 66.6
Short Positions
Common Stocks
Australia
APA Group (13,885) (110,356) (7,853) 83.2
Atlas Arteria Ltd. (7,400) (36,015) (501) 5.3
carsales.com Ltd. (2,218) (34,338) (1,176) 12.5
Cochlear Ltd. (878) (146,592) (4,533) 48.0
Computershare Ltd. (1,887) (34,681) (5,154) 54.6
CSL Ltd. (661) (131,964) (4,660) 49.4
Evolution Mining Ltd. (35,416) (116,891) 1,979 (21.0)
IDP Education Ltd. (4,752) (111,216) (9,091) 96.3
Insurance Australia Group Ltd. (13,320) (43,594) 591 (6.3)
Lendlease Corp. Ltd. (11,503) (95,888) (5,096) 54.0
National Australia Bank Ltd. (3,377) (81,301) (7,928) 84.0
Newcrest Mining Ltd. (5,342) (107,948) (2,208) 23.4
NEXTDC Ltd. (9,760) (84,083) (3,966) 42.0
Northern Star Resources Ltd. (11,145) (89,914) 1,274 (13.5)
Orica Ltd. (7,518) (89,449) (9,034) 95.7
Pro Medicus Ltd. (1,894) (68,614) (4,285) 45.4
Qantas Airways Ltd. (8,843) (34,193) (3,286) 34.8
Reece Ltd. (1,382) (19,458) 421 (4.5)
SEEK Ltd. (3,315) (73,005) (4,931) 52.2
Seven Group Holdings Ltd. (4,984) (78,693) 2,704 (28.6)
Transurban Group (10,667) (107,779) (5,281) 55.9
Treasury Wine Estates Ltd. (4,262) (36,815) (232) 2.5
Washington H Soul Pattinson & Co. Ltd. (2,078) (44,322) (5,306) 56.2
Wesfarmers Ltd. (1,056) (39,626) (957) 10.1
Westpac Banking Corp. (2,488) (44,950) (3,972) 42.1
WiseTech Global Ltd. (472) (17,766) (707) 7.5
Woolworths Group Ltd. (4,205) (116,751) (2,043) 21.6
New Zealand
Xero Ltd. (584) (44,260) (1,842) 19.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.57% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/29/2027 $7,648,833 $23,505 $(879) $22,626
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 5,905 79,070 6,537 28.9
Canadian Natural Resources Ltd. 2,839 175,792 7,164 31.7
CI Financial Corp. 4,513 71,694 (1,178) (5.2)
Empire Co. Ltd. 2,807 99,558 979 4.3
Enbridge, Inc. 2,242 103,209 1,879 8.3
Fairfax Financial Holdings Ltd. 342 186,581 24,834 109.8
Finning International, Inc. 3,291 99,087 2,426 10.7
Imperial Oil Ltd. 3,533 170,977 10,394 45.9
Intact Financial Corp. 514 75,948 (713) (3.1)
Loblaw Cos. Ltd. 1,088 97,630 (322) (1.4)
Magna International, Inc. 1,303 83,653 4,160 18.4
National Bank of Canada 2,296 175,999 (4,698) (20.8)
Nutrien Ltd. 753 77,833 4,453 19.7
Pembina Pipeline Corp. 3,214 120,755 2,863 12.7
SNC-Lavalin Group, Inc. 3,619 87,135 (1,523) (6.7)
Stantec, Inc. 1,495 74,992 (1,632) (7.2)
Suncor Energy, Inc. 6,028 196,248 4,280 18.9
TFI International, Inc. 668 71,147 5,706 25.2
Thomson Reuters Corp. 771 83,708 1,082 4.8
Toromont Industries Ltd. 863 81,809 2,046 9.0
Toronto-Dominion Bank (The) 1,925 152,734 1,068 4.7
Tourmaline Oil Corp. 3,032 139,698 16,754 74.0
Whitecap Resources, Inc. 10,443 86,374 8,226 36.4
Chile
Lundin Mining Corp. 7,758 78,626 (1,206) (5.3)
Short Positions
Common Stocks
Canada
Air Canada (7,648) (148,353) (19,849) (87.7)
Algonquin Power & Utilities Corp. (14,880) (230,791) (2,100) (9.3)
Ballard Power Systems, Inc. (15,012) (174,719) 2,744 12.1
Bank of Nova Scotia (The) (1,304) (93,460) 2,297 10.2
Barrick Gold Corp. (3,023) (74,139) 1,185 5.2
BCE, Inc. (3,483) (193,074) (334) (1.5)
Boralex, Inc. (2,133) (69,135) (1,223) (5.4)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
CAE, Inc. (6,553) (170,567) 3,165 14.0
Canadian Imperial Bank of Commerce (1,247) (151,368) 7,569 33.5
Canadian Pacific Railway Ltd. (2,622) (216,404) (9,055) (40.0)
Canadian Utilities Ltd. (3,312) (101,520) (5,925) (26.2)
Constellation Software, Inc. (40) (68,376) (2,261) (10.0)
Emera, Inc. (3,111) (154,212) (3,729) (16.5)
Fortis, Inc. (2,290) (113,259) (3,378) (14.9)
GFL Environmental, Inc. (2,185) (71,065) (6,776) (29.9)
Keyera Corp. (2,947) (74,703) (3,769) (16.7)
Lightspeed Commerce, Inc. (2,373) (72,377) (15,756) (69.6)
Northland Power, Inc. (2,123) (70,577) 97 0.4
Pan American Silver Corp. (2,591) (70,715) 671 3.0
Restaurant Brands International, Inc. (1,632) (95,350) 479 2.1
Ritchie Bros Auctioneers, Inc. (1,495) (88,302) (5) (0.0)
Rogers Communications, Inc. (2,701) (152,880) (5,560) (24.6)
Royal Bank of Canada (956) (105,254) 135 0.6
Shopify, Inc. (198) (133,906) (14,965) (66.1)
SSR Mining, Inc. (3,251) (70,681) 1,090 4.8
TC Energy Corp. (3,321) (187,308) 2,121 9.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.07% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/30/2027 $3,919,153 $(52,060) $4,959 $(47,101)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 3,038 98,555 (4,436) 9.4
Adecco Group AG (Registered) 1,484 67,317 1,231 (2.6)
Baloise Holding AG (Registered) 341 60,901 5,988 (12.7)
Barry Callebaut AG (Registered) 24 56,267 1,826 (3.9)
Belimo Holding AG (Registered) 77 40,781 3,470 (7.4)
BKW AG 406 50,852 (536) 1.1
Bucher Industries AG (Registered) 114 46,080 119 (0.3)
Chocoladefabriken Lindt & Spruengli AG 1 11,902 (181) 0.4
Credit Suisse Group AG (Registered) 2,594 20,420 423 (0.9)
DKSH Holding AG 601 50,618 845 (1.8)
dormakaba Holding AG 36 18,465 235 (0.5)
EMS-Chemie Holding AG (Registered) 8 7,774 450 (1.0)
Geberit AG (Registered) 191 117,743 3,576 (7.6)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Georg Fischer AG (Registered) 22 26,287 1,087 (2.3)
Julius Baer Group Ltd. 940 54,421 1,601 (3.4)
Kuehne + Nagel International AG (Registered) 786 223,168 (2,890) 6.1
Lonza Group AG (Registered) 265 192,020 9,431 (20.0)
Novartis AG (Registered) 1,043 91,567 6,098 (12.9)
OC Oerlikon Corp. AG (Registered) 1,961 15,627 385 (0.8)
Partners Group Holding AG 55 68,101 564 (1.2)
Schindler Holding AG 179 38,354 (1,789) 3.8
SGS SA (Registered) 7 19,461 454 (1.0)
Swatch Group AG (The) 68 19,280 638 (1.4)
Swiss Life Holding AG (Registered) 25 16,020 1,715 (3.6)
Swisscom AG (Registered) 159 95,528 391 (0.8)
Tecan Group AG (Registered) 58 22,930 (239) 0.5
Temenos AG (Registered) 1,530 147,170 3,333 (7.1)
UBS Group AG (Registered) 3,777 73,808 9,554 (20.3)
United States
Swiss Re AG 562 53,499 4,136 (8.8)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (7,688) (117,680) (8,077) 17.1
Switzerland
Alcon, Inc. (1,064) (84,296) (4,087) 8.7
Bachem Holding AG (Registered) (137) (75,397) 5,647 (12.0)
Banque Cantonale Vaudoise (Registered) (577) (49,921) (3,864) 8.2
Cie Financiere Richemont SA (351) (44,491) (1,336) 2.8
Dufry AG (Registered) (5,494) (231,175) (9,572) 20.3
Flughafen Zurich AG (Registered) (558) (100,154) (6,578) 14.0
Givaudan SA (Registered) (68) (281,040) (13,601) 28.9
Helvetia Holding AG (Registered) (295) (38,513) (4,197) 8.9
Holcim Ltd. (1,490) (72,469) (188) 0.4
Idorsia Ltd. (7,381) (147,446) (8,814) 18.7
Logitech International SA (Registered) (811) (60,283) (755) 1.6
Nestle SA (Registered) (1,929) (250,806) (10,077) 21.4
Roche Holding AG (240) (94,959) (2,969) 6.3
SIG Combibloc Group AG (5,217) (131,520) (9,765) 20.7
Sika AG (Registered) (421) (139,289) (7,516) 16.0
Sonova Holding AG (Registered) (216) (90,231) (10,496) 22.3
Straumann Holding AG (Registered) (8) (12,774) (1,163) 2.5
Sulzer AG (Registered) (371) (30,817) (2,321) 4.9
Vifor Pharma AG (342) (60,976) 190 (0.4)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.04% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/31/2027 $1,427,660 $4,441 $24,492 $28,933
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 113 339,561 (11,596) (40.1)
Carlsberg A/S 816 100,173 95 0.3
Danske Bank A/S 3,175 52,816 (1,786) (6.2)
DSV A/S 248 47,531 3,313 11.5
Genmab A/S 40 14,446 336 1.2
H Lundbeck A/S 358 8,249 (284) (1.0)
ISS A/S 3,452 61,347 1,519 5.2
Jyske Bank A/S (Registered) 230 12,502 865 3.0
Novo Nordisk A/S 512 56,789 959 3.3
Pandora A/S 261 24,864 1,602 5.5
Royal Unibrew A/S 400 37,370 21 0.1
Short Positions
Common Stocks
Denmark
Ambu A/S (544) (8,008) 887 3.1
Chr Hansen Holding A/S (569) (41,780) (2,169) (7.5)
Demant A/S (994) (44,983) (6,066) (21.0)
GN Store Nord A/S (766) (37,547) 255 0.9
Novozymes A/S (829) (56,840) (6,893) (23.8)
Orsted A/S (201) (25,159) 1,324 4.6
ROCKWOOL International A/S (300) (99,033) 3,126 10.8
SimCorp A/S (1,175) (86,163) 7,808 27.0
Tryg A/S (2,815) (68,446) (9,139) (31.6)
Vestas Wind Systems A/S (6,956) (204,053) 20,264 70.0

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.10% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/30/2027 $17,440,792 $30,212 $14,012 $44,224
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nokian Renkaat OYJ 7,872 127,761 (17,949) (40.6)
France
Atos SE 4,042 110,373 (8,042) (18.2)
Cie de Saint-Gobain 2,187 130,127 (2,807) (6.3)
Hermes International 85 120,305 7,413 16.8
LVMH Moet Hennessy Louis Vuitton SE 286 204,147 12,781 28.9
Orange SA 19,380 229,484 3,551 8.0
Renault SA 4,742 123,956 (1,590) (3.6)
Sanofi 1,081 110,521 (2,110) (4.8)
TotalEnergies SE 2,602 131,660 (2,287) (5.2)
Vinci SA 1,113 113,718 391 0.9
Germany
Bayerische Motoren Werke AG 2,298 198,588 3,156 7.1
Deutsche Bank AG (Registered) 9,168 115,464 10,597 24.0
Deutsche Post AG (Registered) 2,908 138,862 (5,052) (11.4)
Merck KGaA 575 120,080 6,029 13.6
Uniper SE 4,410 113,929 1,001 2.3
Italy
Buzzi Unicem SpA 6,637 122,819 (3,552) (8.0)
Eni SpA 13,688 199,615 1,069 2.4
Luxembourg
ArcelorMittal SA 4,288 137,362 3,845 8.7
Eurofins Scientific SE 1,296 128,204 6,871 15.5
Netherlands
ASML Holding NV 294 196,457 15,202 34.4
ASR Nederland NV 3,270 152,663 10,909 24.7
Koninklijke Ahold Delhaize NV 5,509 177,200 6,205 14.0
OCI NV 3,463 122,259 16,294 36.8
Spain
Acerinox SA 10,678 116,959 1,547 3.5
Repsol SA 18,818 246,501 5,297 12.0

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Prosus NV (5,411) (291,804) 24,330 55.0
Finland
UPM-Kymmene OYJ (3,885) (126,865) (4,764) (10.8)
France
Air Liquide SA (982) (171,795) (9,459) (21.4)
Alstom SA (6,951) (162,646) (3,640) (8.2)
L'Oreal SA (593) (236,871) (2,381) (5.4)
Safran SA (1,092) (128,567) (2,349) (5.3)
Germany
Allianz SE (Registered) (762) (181,972) (1,244) (2.8)
Deutsche Telekom AG (Registered) (12,304) (229,151) (4,888) (11.1)
Fresenius Medical Care AG & Co. KGaA (4,343) (291,028) (13,403) (30.3)
Hannover Rueck SE (684) (116,197) (1,354) (3.1)
Siemens AG (Registered) (1,360) (188,316) 3,918 8.9
Italy
Intesa Sanpaolo SpA (58,348) (133,545) 1,194 2.7
Nexi SpA (14,724) (169,911) 2,016 4.6
Netherlands
ABN AMRO Bank NV (11,380) (145,321) (2,991) (6.8)
Argenx SE (397) (124,210) (13,375) (30.2)
Portugal
EDP - Energias de Portugal SA (28,795) (141,726) (4,028) (9.1)
Saudi Arabia
Delivery Hero SE (3,916) (170,674) 18,264 41.3
Spain
ACS Actividades de Construccion y Servicios SA (5,485) (147,873) (9,950) (22.5)
Aena SME SA (806) (134,360) (14,547) (32.9)
Amadeus IT Group SA (3,153) (205,002) (17,260) (39.0)
CaixaBank SA (37,969) (128,786) 5,040 11.4
Cellnex Telecom SA (2,502) (120,407) (5,589) (12.6)
Ferrovial SA (5,190) (138,027) 826 1.9
United Kingdom
CNH Industrial NV (10,148) (159,839) (6,450) (14.6)
United States
Schneider Electric SE (1,698) (285,078) (4,878) (11.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/18/2027 $5,521,506 $(15,177) $29,435 $14,258
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 19,615 127,629 6,626 46.5
Rio Tinto plc 3,284 262,545 12,070 84.7
Chile
Antofagasta plc 3,222 70,011 6,627 46.5
Netherlands
Shell plc 7,095 194,465 7,766 54.5
South Africa
Anglo American plc 2,078 107,978 5,599 39.3
United Kingdom
Ashtead Group plc 645 40,612 (963) (6.8)
Aviva plc 8,174 48,365 4,346 30.5
Barclays plc 45,779 88,742 (8,583) (60.2)
BP plc 26,043 127,673 2,320 16.3
British American Tobacco plc 2,592 108,857 4,426 31.0
Diageo plc 2,358 119,609 7,924 55.6
DS Smith plc 10,362 43,580 504 3.5
Howden Joinery Group plc 6,053 60,682 (593) (4.2)
Inchcape plc 5,161 45,160 (2,228) (15.6)
Johnson Matthey plc 2,504 61,240 (429) (3.0)
Lloyds Banking Group plc 76,475 46,571 (5,799) (40.7)
M&G plc 20,483 59,018 218 1.5
Man Group plc 30,184 92,110 13,529 94.9
National Grid plc 5,034 77,364 2,687 18.8
NatWest Group plc 25,410 71,766 (555) (3.9)
Rotork plc 10,272 43,738 2,291 16.1
Royal Mail plc 13,099 56,282 (3,623) (25.4)
Spectris plc 1,748 59,283 (1,391) (9.8)
Spirax-Sarco Engineering plc 336 54,930 4,910 34.4
SSE plc 2,954 67,496 2,310 16.2
Travis Perkins plc 3,132 50,506 (2,158) (15.1)
Unilever plc 2,505 113,734 717 5.0
Vodafone Group plc 39,768 65,211 1,702 11.9
United States
GlaxoSmithKline plc 2,467 53,378 2,995 21.0
Short Positions
Common Stocks
United Kingdom
ASOS plc (4,621) (97,220) 7,637 53.6
AstraZeneca plc (2,951) (391,341) (37,718) (264.5)
AVEVA Group plc (4,826) (154,146) 9,025 63.3
BAE Systems plc (7,634) (71,694) 744 5.2
boohoo Group plc (71,405) (82,722) (8,652) (60.7)
BT Group plc (39,828) (94,962) (5,451) (38.2)
Compass Group plc (3,533) (76,030) (366) (2.6)
Croda International plc (1,032) (106,164) (9,419) (66.1)
Dechra Pharmaceuticals plc (799) (42,421) (190) (1.3)
easyJet plc (10,035) (72,801) (5,065) (35.5)
Informa plc (12,032) (94,271) (2,360) (16.6)
Investec plc (8,455) (55,934) (6,332) (44.4)
Ocado Group plc (15,073) (230,159) 5,025 35.2
Prudential plc (4,252) (62,773) (483) (3.4)
Reckitt Benckiser Group plc (1,312) (100,087) 998 7.0
Rentokil Initial plc (7,063) (48,653) (4,988) (35.0)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Severn Trent plc (3,362) (135,503) (7,755) (54.4)
Taylor Wimpey plc (44,793) (76,279) 2,542 17.8
United Utilities Group plc (2,943) (43,337) (1,690) (11.9)
Weir Group plc (The) (2,174) (46,393) 6,560 46.0
Whitbread plc (2,325) (86,568) (5,337) (37.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.13% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/18/2027 $1,285,536 $(18,099) $(2,536) $(20,635)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 29,500 111,002 10,468 (50.7)
SITC International Holdings Co. Ltd. 30,000 104,901 (10,544) 51.1
Hong Kong
ASM Pacific Technology Ltd. 12,000 120,809 5,081 (24.6)
CLP Holdings Ltd. 1,500 14,595 (236) 1.1
HKT Trust & HKT Ltd. 9,000 12,340 323 (1.6)
Hong Kong & China Gas Co. Ltd. 33,000 39,861 (8,084) 39.2
Kerry Properties Ltd. 2,500 7,043 326 (1.6)
New World Development Co. Ltd. 2,000 8,114 507 (2.5)
Sun Hung Kai Properties Ltd. 1,500 17,846 896 (4.3)
Swire Properties Ltd. 10,200 25,206 79 (0.4)
Xinyi Glass Holdings Ltd. 6,000 14,386 250 (1.2)
United Kingdom
CK Hutchison Holdings Ltd. 8,500 62,155 4,770 (23.1)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (32,600) (86,085) 6,926 (33.6)
Chow Tai Fook Jewellery Group Ltd. (35,600) (64,298) 811 (3.9)
ESR Cayman Ltd. (18,200) (56,400) (3,472) 16.8
Hong Kong
Hang Lung Properties Ltd. (11,000) (22,171) 154 (0.7)
Henderson Land Development Co. Ltd. (6,000) (24,906) (859) 4.2
Man Wah Holdings Ltd. (9,600) (10,385) (1,321) 6.4
MTR Corp. Ltd. (21,000) (113,091) (5,865) 28.4

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Power Assets Holdings Ltd. (1,500) (9,776) (96) 0.5
Techtronic Industries Co. Ltd. (12,000) (192,258) (1,878) 9.1
WH Group Ltd. (55,500) (34,852) 1,066 (5.2)
Wharf Real Estate Investment Co. Ltd. (10,000) (49,423) (6,541) 31.7
Macau
Galaxy Entertainment Group Ltd. (9,000) (53,256) (6,341) 30.7
SJM Holdings Ltd. (17,000) (8,347) (1,718) 8.3
Wynn Macau Ltd. (30,400) (22,030) (2,801) 13.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.05% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2026
- 03/18/2027 $2,691,567 $13,962 $10,979 $24,941
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 974 10,024 (1,209) (4.8)
Sweden
Axfood AB 1,845 60,085 11,120 44.6
BillerudKorsnas AB 5,879 87,121 6,250 25.1
Boliden AB 1,472 74,255 6,641 26.6
Electrolux AB 679 10,275 (969) (3.9)
Elekta AB 1,373 10,814 (357) (1.4)
Getinge AB 2,854 113,700 9,882 39.6
H & M Hennes & Mauritz AB 6,956 93,403 (14,715) (59.0)
Hexpol AB 2,845 27,769 (1,222) (4.9)
Husqvarna AB 2,293 23,920 (2,735) (11.0)
Indutrade AB 1,674 42,100 6,407 25.7
Lifco AB 1,060 26,909 1,953 7.8
Saab AB 2,697 97,415 8,158 32.7
Securitas AB 8,689 98,023 (6,743) (27.0)
Skanska AB 888 19,867 (667) (2.7)
SKF AB 378 6,164 (393) (1.6)
SSAB AB 15,362 102,289 9,614 38.5
Svenska Cellulosa AB SCA 2,016 39,146 4,888 19.6
Svenska Handelsbanken AB 4,435 40,782 (756) (3.0)
Swedbank AB 3,142 46,928 (728) (2.9)
Swedish Match AB 4,168 31,344 339 1.4
Tele2 AB 2,397 36,233 4,051 16.2
Telefonaktiebolaget LM Ericsson 14,630 133,360 4,884 19.6

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Telia Co. AB 28,111 112,717 5,066 20.3
Trelleborg AB 1,771 41,003 5,204 20.9
Volvo AB 4,236 79,024 (137) (0.6)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (1,709) (43,386) (2,252) (9.0)
Sweden
AAK AB (2,664) (49,371) (2,686) (10.8)
Alfa Laval AB (1,366) (46,987) (590) (2.4)
Assa Abloy AB (3,059) (82,225) 1,879 7.5
Atlas Copco AB (332) (17,233) (379) (1.5)
Beijer Ref AB (3,093) (56,019) (7,121) (28.6)
Embracer Group AB (12,492) (104,273) (5,704) (22.9)
Epiroc AB (3,204) (68,530) (1,668) (6.7)
EQT AB (2,827) (110,248) (24,153) (96.8)
Essity AB (5,558) (131,163) 3,849 15.4
Evolution AB (150) (15,260) 278 1.1
Hexagon AB (13,092) (183,429) (10,585) (42.4)
Holmen AB (1,468) (81,942) (4,464) (17.9)
Nibe Industrier AB (3,841) (42,576) (2,307) (9.2)
Sandvik AB (3,654) (77,621) 2,674 10.7
Sinch AB (9,740) (66,061) 13,700 54.9
Skandinaviska Enskilda Banken AB (3,699) (39,989) 74 0.3
Sweco AB (728) (10,584) (409) (1.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.00% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
7-13 months
maturity
ranging from
10/19/2022
- 05/02/2023 $15,053,722 $(22,380) $25,707 $3,327
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 6,000 115,781 6,145 184.7
Dai-ichi Life Holdings, Inc. 4,200 85,347 (623) (18.7)
Disco Corp. 300 83,891 6,317 189.9
Hoya Corp. 900 102,562 505 15.2
Inpex Corp. 11,800 138,737 11,101 333.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Japan Post Insurance Co. Ltd. 5,300 92,300 179 5.4
Japan Tobacco, Inc. 8,800 150,283 3,437 103.3
Kyushu Electric Power Co., Inc. 13,300 89,049 (5,773) (173.5)
MISUMI Group, Inc. 4,000 119,083 (2,940) (88.4)
Mitsubishi Electric Corp. 12,100 138,773 1,599 48.0
Mitsui & Co. Ltd. 3,300 89,579 5,436 163.4
Murata Manufacturing Co. Ltd. 1,400 92,222 2,084 62.6
Nabtesco Corp. 4,600 121,452 3,556 106.9
Olympus Corp. 5,100 96,658 4,894 147.1
Recruit Holdings Co. Ltd. 4,300 186,822 899 27.0
Shimadzu Corp. 2,800 96,305 4,761 143.1
Sumitomo Corp. 5,600 96,984 4,147 124.6
Takeda Pharmaceutical Co. Ltd. 3,000 85,477 (1,229) (36.9)
Tokyo Electric Power Co. Holdings, Inc. 25,600 84,505 7,350 220.9
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (5,200) (110,877) 3,295 99.0
Bridgestone Corp. (3,200) (124,211) (6,398) (192.3)
Central Japan Railway Co. (1,000) (130,393) 2,902 87.2
Concordia Financial Group Ltd. (25,600) (95,274) 3,652 109.8
East Japan Railway Co. (2,200) (127,331) (3,594) (108.0)
Fast Retailing Co. Ltd. (200) (102,531) (4,173) (125.4)
Honda Motor Co. Ltd. (6,000) (170,075) (4,385) (131.8)
Isuzu Motors Ltd. (9,000) (116,262) 2,840 85.4
ITOCHU Corp. (5,400) (182,660) (6,306) (189.6)
Japan Airlines Co. Ltd. (6,300) (117,453) (889) (26.7)
KDDI Corp. (4,100) (134,425) (811) (24.4)
Kobe Bussan Co. Ltd. (2,900) (89,247) 1,108 33.3
Kubota Corp. (4,700) (88,098) (4,167) (125.2)
Lasertec Corp. (1,400) (232,910) (13,419) (403.4)
Mercari, Inc. (3,300) (85,186) (1,994) (59.9)
MonotaRO Co. Ltd. (5,200) (111,604) (1,395) (41.9)
Nidec Corp. (1,100) (86,881) (290) (8.7)
Nippon Paint Holdings Co. Ltd. (12,000) (105,136) 133 4.0
Nitori Holdings Co. Ltd. (800) (100,650) 8,941 268.8
Oriental Land Co. Ltd. (1,500) (287,108) (3,115) (93.6)
Rakuten Group, Inc. (16,700) (131,308) (41) (1.2)
Sekisui House Ltd. (4,900) (94,782) 1,098 33.0
Seven & i Holdings Co. Ltd. (6,200) (295,599) (12,504) (375.8)
SMC Corp. (200) (111,799) (1,380) (41.5)
SoftBank Corp. (13,400) (156,286) 8,758 263.2
Sony Group Corp. (1,100) (113,163) (2,334) (70.1)
Sumitomo Mitsui Financial Group, Inc. (3,100) (97,924) 9,451 284.1
Tokyo Electron Ltd. (300) (154,068) (11,545) (347.0)
Toyota Motor Corp. (14,700) (265,159) (19,272) (579.2)
Yaskawa Electric Corp. (2,300) (89,642) (1,106) (33.3)
Z Holdings Corp. (19,800) (85,597) 357 10.7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-7.45% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
7-13 months
maturity
ranging from
10/19/2022
- 04/26/2023 $68,544,077 $(439,315) $(92,624) $(531,939)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 1,934 228,908 (5,137) 1.0
Alphabet, Inc. 65 180,788 3,473 (0.7)
Apple, Inc. 1,093 190,849 11,440 (2.2)
Autodesk, Inc. 947 202,989 2,557 (0.5)
Boeing Co. (The) 1,155 221,182 1,513 (0.3)
Bristol-Myers Squibb Co. 2,374 173,373 5,959 (1.1)
DuPont de Nemours, Inc. 2,626 193,221 (5,856) 1.1
Emerson Electric Co. 2,274 222,966 5,821 (1.1)
EOG Resources, Inc. 1,441 171,810 1,960 (0.4)
Gartner, Inc. 705 209,709 5,192 (1.0)
Gilead Sciences, Inc. 3,050 181,322 763 (0.1)
Halliburton Co. 4,958 187,759 9,817 (1.8)
International Paper Co. 4,128 190,507 4,871 (0.9)
IQVIA Holdings, Inc. 1,099 254,100 8,759 (1.6)
Johnson & Johnson 1,536 272,225 660 (0.1)
KLA Corp. 582 213,047 7,828 (1.5)
McDonald's Corp. 1,306 322,948 12,749 (2.4)
Medtronic plc 1,511 167,645 1,828 (0.3)
Meta Platforms, Inc. 784 174,330 11,384 (2.1)
Microchip Technology, Inc. 2,518 189,203 (705) 0.1
Microsoft Corp. 1,058 326,192 11,660 (2.2)
Pfizer, Inc. 6,551 339,145 (16,181) 3.0
SS&C Technologies Holdings, Inc. 2,671 200,378 (9,135) 1.7
UnitedHealth Group, Inc. 575 293,233 1,769 (0.3)
Verizon Communications, Inc. 4,117 209,720 (5,846) 1.1
Short Positions
Common Stocks
Taiwan
Sea Ltd., ADR (1,430) (171,300) (7,951) 1.5
United States
American Express Co. (1,455) (272,085) (44) 0.0
Amgen, Inc. (847) (204,822) (5,048) 0.9
Atmos Energy Corp. (1,555) (185,807) (7,806) 1.5
BorgWarner, Inc. (4,712) (183,297) (2,629) 0.5
CarMax, Inc. (1,834) (176,944) 12,497 (2.3)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Caterpillar, Inc. (778) (173,354) (871) 0.2
Dollar General Corp. (821) (182,779) (566) 0.1
General Mills, Inc. (3,033) (205,395) (13,649) 2.6
Hewlett Packard Enterprise Co. (14,923) (249,363) 740 (0.1)
Hormel Foods Corp. (4,736) (244,093) (8,714) 1.6
Illinois Tool Works, Inc. (1,526) (319,544) 3,021 (0.6)
Insulet Corp. (738) (196,596) (13,373) 2.5
Jazz Pharmaceuticals plc (1,182) (184,002) 2,275 (0.4)
McCormick & Co., Inc. (Non-Voting) (1,942) (193,812) (5,651) 1.1
MillerKnoll, Inc. (6,348) (219,387) 2,610 (0.5)
Norwegian Cruise Line Holdings Ltd. (8,234) (180,160) (18,126) 3.4
PepsiCo, Inc. (1,155) (193,324) (7,438) 1.4
Performance Food Group Co. (3,645) (185,567) 2,129 (0.4)
Progressive Corp. (The) (1,556) (177,368) (6,955) 1.3
Stanley Black & Decker, Inc. (1,427) (199,480) 11,532 (2.2)
STERIS plc (1,043) (252,166) (10,180) 1.9
Sysco Corp. (2,434) (198,736) (4,625) 0.9
T-Mobile US, Inc. (2,054) (263,631) 1,232 (0.2)
Visa, Inc. (770) (170,763) (6,406) 1.2

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 128.0%
COMMON STOCKS - 55.0%
Australia - 1.3%
Ampol Ltd. (2) 1,485 33,736
Aristocrat Leisure Ltd. (2)(a) 3,313 89,921
Aurizon Holdings Ltd. (2) 75,327 207,048
Australia & New Zealand Banking
Group Ltd. (2) 2,347 48,092
BHP Group Ltd. (2)(a) 4,720 181,944
BlueScope Steel Ltd. (2) 17,250 268,240
Boral Ltd. (2) 2,490 6,422
Brambles Ltd. (2)(a) 1,554 11,468
carsales.com Ltd. (2) 760 11,766
CSL Ltd. (2)(a) 173 34,538
Harvey Norman Holdings Ltd. (2) 24,069 95,915
Incitec Pivot Ltd. (2) 39,147 110,814
JB Hi-Fi Ltd. (2) 5,729 231,568
Magellan Financial Group Ltd. (2) 3,981 47,095
Origin Energy Ltd. (2) 1,384 6,442
QBE Insurance Group Ltd. (2) 2,690 23,068
Rio Tinto plc (2)(a) 2,435 194,670
Sonic Healthcare Ltd. (2) 2,862 75,563
South32 Ltd. (2) 38,696 147,094
Suncorp Group Ltd. (2) 4,894 40,570
Telstra Corp. Ltd. (2) 5,813 17,174
Woodside Petroleum Ltd. (2) 1,828 43,929
Worley Ltd. (2) 1,061 10,250
1,937,327
—
Austria - 0.0% (b)
Mondi plc (2) 332 6,453
Belgium - 0.2%
Ageas SA/NV (2) 1,598 80,784
Etablissements Franz Colruyt NV
(2) 858 35,516
Proximus SADP (2) 6,952 129,456
Umicore SA (2) 1,014 43,833
289,589
—
Brazil - 0.1%
Yara International ASA (2) 3,907 195,383
Canada - 2.9%
Agnico Eagle Mines Ltd. (a) 314 19,214
AltaGas Ltd. 395 8,847
Bank of Montreal (a) 53 6,237
Bank of Nova Scotia (The) (a) 489 35,047
Barrick Gold Corp. (a) 5,936 145,581
Canadian National Railway Co. (a) 534 71,633
Canadian Natural Resources Ltd. 3,075 190,406
Canadian Tire Corp. Ltd., Class A
(a) 1,109 167,448
Cenovus Energy, Inc. 1,336 22,271
CGI, Inc. * 1,459 116,228
Empire Co. Ltd., Class A 357 12,662
Enbridge, Inc. (a) 616 28,357
Fairfax Financial Holdings Ltd. 496 270,597
Gildan Activewear, Inc. 1,324 49,660
IGM Financial, Inc. 839 29,643
Imperial Oil Ltd. 5,085 246,084
INVESTMENTS SHARES VALUE ($)
Canada - 2.9% (continued)
Intact Financial Corp. 85 12,559
Kinross Gold Corp. 48,704 285,956
Loblaw Cos. Ltd. 964 86,503
Magna International, Inc. 1,815 116,524
Manulife Financial Corp. 14,699 313,463
National Bank of Canada 149 11,422
Nutrien Ltd. (a) 65 6,719
Nuvei Corp. *(c) 138 10,376
Onex Corp. 5,835 391,038
Open Text Corp. 1,705 72,297
Parkland Corp. 2,113 62,487
Pembina Pipeline Corp. 481 18,072
Quebecor, Inc., Class B 3,676 87,625
Ritchie Bros Auctioneers, Inc. (a) 1,598 94,386
Shaw Communications, Inc., Class
B 964 29,919
Shopify, Inc., Class A *(a) 82 55,456
Suncor Energy, Inc. 16,453 535,644
TC Energy Corp. 152 8,573
Teck Resources Ltd., Class B 2,334 94,245
TFI International, Inc. (a) 437 46,544
Thomson Reuters Corp. (a) 525 57,000
Toromont Industries Ltd. 1,601 151,769
Toronto-Dominion Bank (The) (a) 555 44,035
Tourmaline Oil Corp. 872 40,177
West Fraser Timber Co. Ltd. 1,303 107,208
4,159,912
—
Chile - 0.0% (b)
Lundin Mining Corp. 2,630 26,654
China - 0.1%
BOC Hong Kong Holdings Ltd. (2) 2,000 7,526
NXP Semiconductors NV 343 63,482
SITC International Holdings Co.
Ltd. (2) 29,000 101,405
172,413
—
Denmark - 0.4%
AP Moller - Maersk A/S, Class B
(2)(a) 120 360,596
Genmab A/S (2)* 218 78,731
H Lundbeck A/S (2) 375 8,640
ISS A/S (2)* 3,710 65,933
Novo Nordisk A/S, Class B (2)(a) 521 57,787
Pandora A/S (2) 451 42,964
614,651
—
Finland - 0.2%
Huhtamaki OYJ (2) 626 21,777
Neste OYJ (2) 1,858 84,712
Nokia OYJ (2)* 10,568 58,198
Nokian Renkaat OYJ (2) 5,926 96,179
260,866
—
France - 1.4%
Airbus SE (2)*(a) 537 64,799
Atos SE (2) 4,169 113,841
AXA SA (2) 1,278 37,413
BioMerieux (2) 103 10,993
BNP Paribas SA (2) 836 47,773

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 1.4% (continued)
Bouygues SA (2) 1,573 54,904
Carrefour SA (2) 11,675 254,072
Casino Guichard Perrachon SA (2)* 604 11,120
Cie de Saint-Gobain (2)(a) 3,460 205,871
CNP Assurances (2) 875 21,065
Eiffage SA (2) 152 15,600
Electricite de France SA (2) 3,532 33,152
Eutelsat Communications SA (2) 6,108 66,351
Ipsen SA (2) 1,024 128,179
La Francaise des Jeux SAEM (2)(c) 767 30,429
Orange SA (2) 12,469 147,649
Publicis Groupe SA (2) 1,843 111,858
Renault SA (2)* 692 18,089
Rexel SA (2)* 6,810 145,379
Rubis SCA (2) 2,075 60,990
Sanofi (2)(a) 836 85,472
SEB SA (2)(a) 994 138,624
Societe BIC SA (2) 546 27,586
Sodexo SA (2) 322 26,203
Thales SA (2)(a) 122 15,279
TotalEnergies SE (2)(a) 2,730 138,137
2,010,828
—
Germany - 1.3%
Allianz SE (Registered) (2)(a) 415 99,105
Aurubis AG (2) 1,392 165,706
BASF SE (2)(a) 1,883 107,445
Bayer AG (Registered) (2) 502 34,336
Bayerische Motoren Werke AG (2) 1,077 93,072
Brenntag SE (2) 472 38,058
Covestro AG (2)(c) 1,294 65,160
Deutsche Bank AG (Registered)
(2)* 18,575 233,937
Deutsche Post AG (Registered) (2)
(a) 4,412 210,681
Freenet AG (2) 926 24,781
GEA Group AG (2) 1,433 58,735
HelloFresh SE (2)* 618 27,738
HOCHTIEF AG (2) 978 65,881
METRO AG (2) 8,552 75,799
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 324 86,618
ProSiebenSat.1 Media SE (2) 8,038 102,386
Rheinmetall AG (2) 288 60,874
SAP SE (2)(a) 1,733 192,065
Uniper SE (2) 575 14,855
Volkswagen AG (Preference) (2)(a) 306 52,587
1,809,819
—
Hong Kong - 0.3%
CK Asset Holdings Ltd. (2) 1,915 13,090
CLP Holdings Ltd. (2) 2,500 24,325
Hong Kong Exchanges & Clearing
Ltd. (2) 800 37,499
Sun Hung Kai Properties Ltd. (2) 17,000 202,257
Swire Pacific Ltd., Class A (2) 10,000 60,811
WH Group Ltd. (2)(c) 74,500 46,783
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0.3% (continued)
Xinyi Glass Holdings Ltd. (2) 32,000 76,725
461,490
—
Italy - 0.6%
Banco BPM SpA (2) 4,531 13,347
Buzzi Unicem SpA (2) 7,283 134,773
Enel SpA (2)(a) 1,952 13,033
Eni SpA (2) 19,480 284,080
Italgas SpA (2) 1,537 9,861
Leonardo SpA (2)* 8,615 85,609
Mediobanca Banca di Credito
Finanziario SpA (2) 9,042 91,374
Poste Italiane SpA (2)(c) 687 7,791
Prysmian SpA (2) 445 15,102
Telecom Italia SpA (2) 9,170 3,367
UniCredit SpA (2) 8,440 91,049
Unipol Gruppo SpA (2) 22,837 125,260
874,646
—
Japan - 3.3%
Advantest Corp. (2) 200 15,615
AGC, Inc. (2) 600 23,973
Aisin Corp. (2) 800 27,342
Alfresa Holdings Corp. (2) 1,500 20,792
Amada Co. Ltd. (2) 2,400 21,100
Asics Corp. (2) 1,300 25,086
BIPROGY, Inc. (2) 1,300 32,982
Brother Industries Ltd. (2) 3,500 63,649
Chugai Pharmaceutical Co. Ltd. (2) 400 13,347
COMSYS Holdings Corp. (2) 400 8,710
CyberAgent, Inc. (2) 3,700 45,786
Dai-ichi Life Holdings, Inc. (2) 4,200 85,347
Dentsu Group, Inc. (2) 300 12,260
Eisai Co. Ltd. (2) 200 9,266
ENEOS Holdings, Inc. (2) 14,900 55,707
Food & Life Cos. Ltd. (2) 1,300 36,260
Fujitsu Ltd. (2)(a) 200 29,965
Fukuoka Financial Group, Inc. (2) 700 13,507
Haseko Corp. (2) 2,200 25,269
Hino Motors Ltd. (2) 1,100 6,430
Hirose Electric Co. Ltd. (2) 100 14,495
Hitachi Transport System Ltd. (2) 900 49,377
Honda Motor Co. Ltd. (2) 1,100 31,180
Idemitsu Kosan Co. Ltd. (2) 300 8,270
Iida Group Holdings Co. Ltd. (2) 3,700 63,791
Inpex Corp. (2) 11,300 132,858
Japan Post Holdings Co. Ltd. (2) 6,200 45,534
Japan Post Insurance Co. Ltd. (2) 7,800 135,839
Japan Tobacco, Inc. (2) 2,300 39,278
JFE Holdings, Inc. (2) 4,000 55,977
JTEKT Corp. (2) 3,000 23,471
Kajima Corp. (2) 10,800 131,401
Kamigumi Co. Ltd. (2) 5,500 98,728
Kawasaki Kisen Kaisha Ltd. (2) 1,000 65,091
Kinden Corp. (2) 3,000 38,665
Kuraray Co. Ltd. (2) 2,100 18,077
Marubeni Corp. (2) 9,600 111,477
Mazda Motor Corp. (2) 16,400 120,550
McDonald's Holdings Co. Japan
Ltd. (2) 200 8,317

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 3.3% (continued)
Mitsubishi Electric Corp. (2)(a) 3,500 40,141
Mitsubishi Gas Chemical Co., Inc.
(2) 1,100 18,621
Mitsubishi HC Capital, Inc. (2) 4,700 21,839
Mitsui Chemicals, Inc. (2) 1,900 47,765
Mitsui OSK Lines Ltd. (2)(a) 1,200 33,335
Miura Co. Ltd. (2) 300 7,392
Mizuho Financial Group, Inc. (2) 21,100 269,139
Nabtesco Corp. (2) 1,700 44,884
NGK Insulators Ltd. (2) 800 11,412
NGK Spark Plug Co. Ltd. (2) 4,500 72,454
Nikon Corp. (2) 1,800 19,220
NIPPON EXPRESS HOLDINGS,
Inc. (2) 1,500 103,051
Nippon Steel Corp. (2) 10,200 179,976
Nippon Telegraph & Telephone
Corp. (2)(a) 3,700 107,499
Nippon Yusen KK (2)(a) 700 61,232
Nitto Denko Corp. (2) 1,100 78,857
NOF Corp. (2) 200 8,172
Nomura Holdings, Inc. (2) 10,100 42,478
Obayashi Corp. (2) 20,000 146,796
Ono Pharmaceutical Co. Ltd. (2) 1,000 25,065
ORIX Corp. (2) 500 9,966
Panasonic Holdings Corp. (2)(a) 1,000 9,712
Recruit Holdings Co. Ltd. (2)(a) 1,300 56,481
Renesas Electronics Corp. (2)* 5,300 61,411
Resona Holdings, Inc. (2) 19,100 81,353
Rohm Co. Ltd. (2) 100 7,764
Rohto Pharmaceutical Co. Ltd. (2) 1,200 36,224
SCREEN Holdings Co. Ltd. (2) 1,100 109,643
Shimamura Co. Ltd. (2) 1,300 115,543
Shimizu Corp. (2) 7,700 46,209
SoftBank Group Corp. (2)(a) 1,500 67,064
Sojitz Corp. (2) 6,580 108,216
Sompo Holdings, Inc. (2) 300 13,182
Subaru Corp. (2) 3,300 52,414
Sumitomo Forestry Co. Ltd. (2) 800 14,096
Sumitomo Heavy Industries Ltd. (2) 900 20,624
Sumitomo Mitsui Financial Group,
Inc. (2) 600 18,953
Sumitomo Pharma Co. Ltd. (2) 1,800 17,758
Suzuken Co. Ltd. (2) 700 20,735
Taisei Corp. (2) 4,900 141,460
Tokyo Century Corp. (2) 200 7,332
Tokyo Electric Power Co. Holdings,
Inc. (2)* 60,900 201,031
Tosoh Corp. (2) 1,900 28,081
Toyo Suisan Kaisha Ltd. (2) 200 7,156
Toyota Boshoku Corp. (2) 3,800 61,791
Toyota Tsusho Corp. (2) 600 24,625
Yamada Holdings Co. Ltd. (2) 21,300 66,219
Yamaha Motor Co. Ltd. (2) 1,200 26,896
Yamato Holdings Co. Ltd. (2)(a) 3,500 65,381
Yamazaki Baking Co. Ltd. (2) 1,100 13,529
4,614,946
—
INVESTMENTS SHARES VALUE ($)
Luxembourg - 0.1%
ArcelorMittal SA (2) 4,238 135,761
Eurofins Scientific SE (2) 216 21,367
SES SA, Receipts (2) 5,436 49,643
206,771
—
Macau - 0.0% (b)
Sands China Ltd. (2)* 10,400 24,741
Netherlands - 1.1%
Aegon NV (2) 11,558 61,270
ASML Holding NV (2) 407 271,967
ASR Nederland NV (2) 2,447 114,240
ING Groep NV (2) 5,135 53,614
Koninklijke Ahold Delhaize NV (2) 12,314 396,087
Koninklijke KPN NV (2) 8,880 30,813
Koninklijke Vopak NV (2) 259 8,380
NN Group NV (2) 3,489 176,818
OCI NV (2)* 1,105 39,011
Shell plc (2) 12,016 329,344
Signify NV (2)(c) 1,263 58,751
1,540,295
—
New Zealand - 0.0% (b)
Xero Ltd. (2)* 120 9,095
Norway - 0.1%
Equinor ASA (2) 4,929 184,032
Norsk Hydro ASA (2) 2,014 19,568
203,600
—
Panama - 0.0% (b)
Copa Holdings SA, Class A * 677 56,624
Russia - 0.0% (b)
Evraz plc (3)(d) 27,473 9,600
Raspadskaya OJSC (3)(d) 11,691 —
9,600
—
Singapore - 0.2%
Singapore Technologies
Engineering Ltd. (2) 24,700 74,818
STMicroelectronics NV (2) 4,556 198,021
272,839
—
South Africa - 0.0% (b)
Anglo American plc (2) 256 13,302
Spain - 0.9%
Acerinox SA (2) 4,069 44,569
Banco de Sabadell SA (2) 81,650 66,721
Banco Santander SA (2) 43,024 146,279
Enagas SA (2) 6,935 154,001
Endesa SA (2) 5,492 119,746
Fluidra SA (2) 1,282 37,094
Iberdrola SA (2) 4,164 45,512
Industria de Diseno Textil SA (2)(a) 443 9,660
Mapfre SA (2) 52,038 108,843
Repsol SA (2) 26,772 350,691
Telefonica SA (2) 39,236 190,147
1,273,263
—

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 0.8%
Electrolux AB, Series B (2) 5,623 85,090
Evolution AB (2)(a)(c) 549 55,852
Getinge AB, Class B (2) 1,449 57,727
H & M Hennes & Mauritz AB, Class
B (2)(a) 3,522 47,292
Husqvarna AB, Class B (2) 7,630 79,594
Saab AB, Class B (2) 2,642 95,428
Securitas AB, Class B (2)(a) 2,221 25,056
Skanska AB, Class B (2) 652 14,587
SKF AB, Class B (2) 1,558 25,405
SSAB AB, Class B (2)* 15,567 103,654
Svenska Handelsbanken AB, Class
A (2) 25,945 238,575
Swedish Orphan Biovitrum AB (2)* 1,523 36,055
Telefonaktiebolaget LM Ericsson,
Class B (2) 19,782 180,324
Telia Co. AB (2) 9,152 36,697
Trelleborg AB, Class B (2) 762 17,642
1,098,978
—
Switzerland - 1.2%
Adecco Group AG (Registered) (2)
(a) 1,784 80,925
BKW AG (2) 497 62,250
DKSH Holding AG (2) 839 70,662
dormakaba Holding AG (2) 36 18,465
Galenica AG (2)(c) 1,397 107,550
Holcim Ltd. (2)*(a) 2,655 129,131
Nestle SA (Registered) (2)(a) 140 18,203
Novartis AG (Registered) (2) 4,770 418,765
OC Oerlikon Corp. AG (Registered)
(2) 1,426 11,364
Roche Holding AG (2) 746 295,164
Swatch Group AG (The) (2)(a) 38 10,774
Swiss Life Holding AG (Registered)
(2) 108 69,207
Temenos AG (Registered) (2) 1,561 150,152
UBS Group AG (Registered) (2) 10,332 201,901
Zurich Insurance Group AG (2) 75 37,043
1,681,556
—
Taiwan - 0.0% (b)
Sea Ltd., ADR * 90 10,781
United Kingdom - 1.7%
abrdn plc (2) 9,167 25,668
Aviva plc (2) 45,571 269,641
BAE Systems plc (2)(a) 15,568 146,206
Barclays plc (2) 23,080 44,740
BP plc (2) 45,677 223,926
British American Tobacco plc (2)(a) 1,625 68,245
Bunzl plc (2) 1,003 38,897
CK Hutchison Holdings Ltd. (2)(a) 34,500 252,278
DCC plc (2) 2,233 172,910
Direct Line Insurance Group plc (2) 4,135 14,900
Dunelm Group plc (2) 1,588 22,628
Entain plc (2)*(a) 357 7,647
HSBC Holdings plc (2) 5,324 36,366
IMI plc (2) 973 17,323
Imperial Brands plc (2) 1,843 38,822
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.7% (continued)
Inchcape plc (2) 12,432 108,782
InterContinental Hotels Group plc
(2)(a) 695 47,006
JD Sports Fashion plc (2)(a) 12,133 23,379
Kingfisher plc (2) 31,443 104,946
Liberty Global plc, Class C * 244 6,322
Linde plc (a) 171 54,623
Lloyds Banking Group plc (2) 87,680 53,394
M&G plc (2) 44,663 128,689
Man Group plc (2) 30,187 92,120
Marks & Spencer Group plc (2)* 3,636 7,339
Royal Mail plc (2) 34,505 148,256
Sage Group plc (The) (2) 15,194 139,218
Standard Chartered plc (2) 1,906 12,652
Tate & Lyle plc (2) 9,073 86,975
Vodafone Group plc (2) 72,216 118,419
2,512,317
—
United States - 36.8%
3M Co. (a) 41 6,104
A O Smith Corp. 1,039 66,382
Abbott Laboratories (a) 2,370 280,513
AbbVie, Inc. (a) 1,655 268,292
ABIOMED, Inc. * 32 10,600
Acadia Healthcare Co., Inc. * 96 6,291
Accenture plc, Class A (a) 599 202,001
ACI Worldwide, Inc. * 2,636 83,008
Activision Blizzard, Inc. 705 56,478
Acuity Brands, Inc. 179 33,885
Adaptive Biotechnologies Corp. * 2,032 28,204
Adobe, Inc. *(a) 504 229,632
Advanced Micro Devices, Inc. *(a) 2,158 235,956
AECOM 301 23,120
AES Corp. (The) 2,692 69,265
AGCO Corp. 696 101,637
Air Lease Corp. 262 11,698
Alaska Air Group, Inc. *(a) 2,146 124,489
Align Technology, Inc. * 58 25,288
Alleghany Corp. * 48 40,656
Allegion plc 1,360 149,301
ALLETE, Inc. 149 9,980
Alliance Data Systems Corp. 247 13,869
Allison Transmission Holdings, Inc. 1,994 78,284
Allstate Corp. (The) 2,086 288,932
Ally Financial, Inc. 3,078 133,831
Alphabet, Inc., Class A *(a) 349 970,690
Alphabet, Inc., Class C *(a) 305 851,861
Altice USA, Inc., Class A * 6,857 85,575
Altria Group, Inc. (a) 475 24,819
Amazon.com, Inc. *(a) 467 1,522,396
Amdocs Ltd. 2,111 173,545
American Electric Power Co., Inc. 895 89,294
American International Group, Inc. 1,764 110,726
American Tower Corp., REIT (a) 324 81,395
American Water Works Co., Inc. (a) 74 12,249
AmerisourceBergen Corp. 172 26,610
Amkor Technology, Inc. 8,273 179,690
Anaplan, Inc. * 937 60,952
Anthem, Inc. (a) 473 232,347
APA Corp. 4,230 174,826

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 36.8% (continued)
Apple, Inc. (a) 16,957 2,960,861
Applied Materials, Inc. 1,352 178,194
Arch Capital Group Ltd. * 1,142 55,296
Archer-Daniels-Midland Co. 459 41,429
Arista Networks, Inc. * 369 51,284
Armstrong World Industries, Inc. 333 29,973
Arrow Electronics, Inc. * 1,676 198,824
Arrowhead Pharmaceuticals, Inc. * 138 6,347
Associated Banc-Corp. 5,613 127,752
AT&T, Inc. (a) 7,170 169,427
Autodesk, Inc. * 613 131,397
Automatic Data Processing, Inc. (a) 42 9,557
AutoNation, Inc. * 1,832 182,431
AutoZone, Inc. *(a) 35 71,560
Avnet, Inc. 1,015 41,199
Axis Capital Holdings Ltd. 1,096 66,275
Axon Enterprise, Inc. * 198 27,271
Baker Hughes Co. 1,682 61,242
Bank of America Corp. (a) 5,253 216,529
Bank of New York Mellon Corp.
(The) 1,382 68,589
Bath & Body Works, Inc. (a) 1,075 51,385
Bausch Health Cos., Inc. * 657 15,009
Berkshire Hathaway, Inc., Class B
*(a) 1,383 488,075
Best Buy Co., Inc. (a) 571 51,904
Biogen, Inc. * 533 112,250
Bio-Rad Laboratories, Inc., Class
A * 140 78,852
BJ's Wholesale Club Holdings,
Inc. * 383 25,895
BlackRock, Inc. (a) 91 69,539
Block, Inc. *(a) 432 58,579
Boeing Co. (The) *(a) 743 142,285
BOK Financial Corp. 884 83,052
Booking Holdings, Inc. *(a) 105 246,587
Booz Allen Hamilton Holding Corp.
(a) 650 57,096
Bristol-Myers Squibb Co. (a) 3,015 220,185
Broadcom, Inc. 410 258,169
Brunswick Corp. 1,310 105,966
Builders FirstSource, Inc. * 465 30,011
CACI International, Inc., Class A
*(a) 204 61,457
Cadence Design Systems, Inc. * 347 57,068
Capital One Financial Corp. 1,815 238,291
Cardinal Health, Inc. 1,758 99,679
Caterpillar, Inc. (a) 193 43,004
Cathay General Bancorp 1,416 63,366
Cboe Global Markets, Inc. 385 44,052
CDW Corp. 149 26,655
CF Industries Holdings, Inc. 590 60,805
ChampionX Corp. * 2,465 60,343
Change Healthcare, Inc. * 326 7,107
Chemours Co. (The) 1,858 58,490
Cheniere Energy, Inc. 670 92,896
Chevron Corp. (a) 2,125 346,014
Chubb Ltd. (a) 858 183,526
Cigna Corp. 791 189,532
Cintas Corp. (a) 100 42,539
INVESTMENTS SHARES VALUE ($)
United States - 36.8% (continued)
Cisco Systems, Inc. 5,384 300,212
Citigroup, Inc. (a) 3,962 211,571
Citizens Financial Group, Inc. 125 5,666
Clean Harbors, Inc. *(a) 506 56,490
Cleveland-Cliffs, Inc. * 1,238 39,876
CMC Materials, Inc. 86 15,944
CMS Energy Corp. 784 54,833
Coca-Cola Co. (The) (a) 4,731 293,322
Cognizant Technology Solutions
Corp., Class A (a) 255 22,866
Colgate-Palmolive Co. 700 53,081
Columbia Sportswear Co. 964 87,271
Comcast Corp., Class A (a) 6,048 283,167
Comerica, Inc. 809 73,158
Commercial Metals Co. 204 8,490
CommScope Holding Co., Inc. * 3,049 24,026
CommVault Systems, Inc. * 411 27,270
ConocoPhillips (a) 1,140 114,000
Constellation Brands, Inc., Class A 98 22,571
Copart, Inc. *(a) 74 9,285
Corning, Inc. 308 11,368
Corteva, Inc. (a) 475 27,303
Costco Wholesale Corp. (a) 212 122,080
Coterra Energy, Inc. 2,328 62,786
Coty, Inc., Class A * 1,669 15,004
Cracker Barrel Old Country Store,
Inc. 594 70,526
Crane Co. 75 8,121
Crocs, Inc. * 1,589 121,400
Crown Castle International Corp.,
REIT (a) 311 57,411
Cummins, Inc. (a) 435 89,223
CVS Health Corp. (a) 1,717 173,778
Danaher Corp. (a) 618 181,278
Darling Ingredients, Inc. * 1,174 94,366
Deckers Outdoor Corp. * 104 28,472
Deere & Co. (a) 69 28,667
Dell Technologies, Inc., Class C * 3,066 153,883
Delta Air Lines, Inc. *(a) 376 14,878
DENTSPLY SIRONA, Inc. 1,105 54,388
Devon Energy Corp. 958 56,647
Digital Realty Trust, Inc., REIT 191 27,084
Digital Turbine, Inc. * 681 29,835
Discover Financial Services 173 19,063
DocuSign, Inc. * 1,543 165,286
Dolby Laboratories, Inc., Class A 772 60,386
Dominion Energy, Inc. (a) 162 13,765
Donaldson Co., Inc. 2,181 113,259
Dow, Inc. (a) 1,090 69,455
DR Horton, Inc. (a) 805 59,981
Dropbox, Inc., Class A * 2,862 66,542
Duke Energy Corp. (a) 1,081 120,704
DuPont de Nemours, Inc. (a) 1,207 88,811
Dycom Industries, Inc. * 685 65,253
Dynatrace, Inc. * 813 38,292
Eaton Corp. plc (a) 396 60,097
Ecolab, Inc. (a) 122 21,540
Elastic NV * 355 31,577
Eli Lilly & Co. (a) 22 6,300
EMCOR Group, Inc. 714 80,418

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 36.8% (continued)
Emerson Electric Co. (a) 1,913 187,570
Encompass Health Corp. 930 66,132
EOG Resources, Inc. 2,423 288,894
EPAM Systems, Inc. * 392 116,271
EQT Corp. 729 25,085
Equifax, Inc. (a) 170 40,307
Equinix, Inc., REIT 61 45,239
Equitrans Midstream Corp. 5,473 46,192
Everbridge, Inc. * 734 32,032
Evercore, Inc., Class A 409 45,530
Everest Re Group Ltd. 128 38,577
Expedia Group, Inc. *(a) 537 105,075
Exxon Mobil Corp. (a) 6,117 505,203
FactSet Research Systems, Inc. 30 13,025
Fidelity National Financial, Inc. 1,533 74,872
Fidelity National Information
Services, Inc. 490 49,206
First American Financial Corp. 2,128 137,937
First Republic Bank 148 23,991
FirstEnergy Corp. 645 29,580
FleetCor Technologies, Inc. * 106 26,400
Flowserve Corp. 1,931 69,323
FNB Corp. 4,104 51,095
Foot Locker, Inc. 659 19,546
Ford Motor Co. 14,750 249,423
Fortinet, Inc. * 81 27,681
Freeport-McMoRan, Inc. (a) 1,215 60,434
Frontdoor, Inc. * 1,392 41,551
Fulton Financial Corp. 10,575 175,757
Gartner, Inc. * 615 182,938
General Dynamics Corp. (a) 375 90,443
General Electric Co. (a) 1,129 103,304
General Motors Co. * 3,771 164,944
Genuine Parts Co. (a) 994 125,264
Gilead Sciences, Inc. 2,131 126,688
GlaxoSmithKline plc (2)(a) 2,260 48,900
Global Payments, Inc. 1,832 250,691
GoDaddy, Inc., Class A * 1,269 106,215
Goldman Sachs Group, Inc. (The) 925 305,343
Goodyear Tire & Rubber Co. (The)
* 3,709 53,002
Graham Holdings Co., Class B 43 26,293
Grand Canyon Education, Inc. * 475 46,127
Halliburton Co. 3,110 117,776
Hancock Whitney Corp. 219 11,421
Hartford Financial Services Group,
Inc. (The) 652 46,820
HCA Healthcare, Inc. (a) 460 115,285
Henry Schein, Inc. * 129 11,248
HF Sinclair Corp. * 1,172 46,704
Hologic, Inc. * 2,486 190,975
Home Depot, Inc. (The) (a) 592 177,203
HP, Inc. 834 30,274
HubSpot, Inc. * 73 34,671
Huntington Ingalls Industries, Inc. 429 85,560
IAA, Inc. * 755 28,879
ICU Medical, Inc. * 80 17,811
IDEXX Laboratories, Inc. * 43 23,524
Incyte Corp. * 1,997 158,602
Intel Corp. (a) 5,449 270,052
INVESTMENTS SHARES VALUE ($)
United States - 36.8% (continued)
Intercontinental Exchange, Inc. (a) 464 61,304
International Bancshares Corp. 3,558 150,183
International Business Machines
Corp. (a) 717 93,224
International Paper Co. 1,558 71,902
Intuit, Inc. (a) 186 89,436
Intuitive Surgical, Inc. * 200 60,336
Invesco Ltd. 3,564 82,186
IQVIA Holdings, Inc. * 321 74,218
Jabil, Inc. 1,857 114,633
Jack in the Box, Inc. 508 47,452
Janus Henderson Group plc 1,570 54,981
Jefferies Financial Group, Inc. 2,793 91,750
JetBlue Airways Corp. * 777 11,616
Johnson & Johnson (a) 2,572 455,836
Johnson Controls International plc
(a) 1,202 78,815
JPMorgan Chase & Co. 3,430 467,578
Keurig Dr Pepper, Inc. 415 15,729
Kinder Morgan, Inc. 6,768 127,983
KLA Corp. 579 211,949
Knight-Swift Transportation
Holdings, Inc. (a) 1,227 61,914
Kraft Heinz Co. (The) 4,430 174,498
L3Harris Technologies, Inc. (a) 218 54,166
Laboratory Corp. of America
Holdings * 231 60,905
Lam Research Corp. 317 170,422
Lattice Semiconductor Corp. * 206 12,556
Lennar Corp., Class A (a) 2,504 203,250
Lennox International, Inc. 680 175,345
Lithia Motors, Inc. 314 94,238
Live Nation Entertainment, Inc. * 771 90,700
Lockheed Martin Corp. (a) 524 231,294
Louisiana-Pacific Corp. 1,479 91,875
Lumen Technologies, Inc. 907 10,222
LyondellBasell Industries NV, Class
A (a) 1,697 174,486
Macy's, Inc. 5,614 136,757
Manhattan Associates, Inc. * 395 54,790
ManpowerGroup, Inc. 1,410 132,427
Marathon Oil Corp. 5,782 145,186
Marathon Petroleum Corp. 1,110 94,905
Markel Corp. * 194 286,197
Marriott International, Inc., Class
A *(a) 92 16,169
Marriott Vacations Worldwide Corp. 182 28,701
Masco Corp. 326 16,626
Masimo Corp. * 589 85,723
Mastercard, Inc., Class A (a) 1,016 363,098
Mattel, Inc. * 4,924 109,362
Maximus, Inc. 251 18,812
McDonald's Corp. (a) 635 157,023
McKesson Corp. 200 61,226
Medpace Holdings, Inc. * 343 56,111
Medtronic plc 2,798 310,438
Merck & Co., Inc. 3,765 308,918
Meta Platforms, Inc., Class A * 3,814 848,080
MetLife, Inc. 1,048 73,653
MGM Resorts International (a) 683 28,645

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 36.8% (continued)
Microchip Technology, Inc. 1,787 134,275
Micron Technology, Inc. (a) 1,568 122,132
Microsoft Corp. (a) 7,840 2,417,149
Minerals Technologies, Inc. 259 17,133
MKS Instruments, Inc. 147 22,050
Moderna, Inc. * 1,218 209,813
Mohawk Industries, Inc. * 582 72,284
Molina Healthcare, Inc. * 357 119,092
Mondelez International, Inc., Class
A (a) 746 46,834
Monster Beverage Corp. * 754 60,245
Morgan Stanley (a) 610 53,314
Mosaic Co. (The) 2,513 167,115
Motorola Solutions, Inc. 76 18,407
MSC Industrial Direct Co., Inc.,
Class A 98 8,351
National Instruments Corp. 1,253 50,859
Navient Corp. 524 8,929
Nektar Therapeutics * 1,222 6,587
Netflix, Inc. * 609 228,125
Newell Brands, Inc. (a) 1,638 35,070
NewMarket Corp. 259 84,014
Newmont Corp. (a) 206 16,367
Nexstar Media Group, Inc., Class A 287 54,094
NIKE, Inc., Class B (a) 672 90,424
Nordson Corp. 454 103,094
NRG Energy, Inc. 3,056 117,228
Nucor Corp. (a) 441 65,555
Nutanix, Inc., Class A * 1,109 29,743
nVent Electric plc 3,582 124,582
NVIDIA Corp. 1,962 535,350
NVR, Inc. *(a) 9 40,205
Occidental Petroleum Corp. 1,575 89,366
OGE Energy Corp. 1,050 42,819
Old Republic International Corp. 5,308 137,318
Olin Corp. 3,980 208,074
Omnicom Group, Inc. 834 70,790
ON Semiconductor Corp. * 2,629 164,602
OneMain Holdings, Inc. 2,819 133,649
Option Care Health, Inc. * 665 18,992
Oracle Corp. (a) 3,029 250,589
O'Reilly Automotive, Inc. *(a) 166 113,703
Organon & Co. 828 28,922
Otis Worldwide Corp. (a) 828 63,715
Owens Corning 1,779 162,779
PACCAR, Inc. (a) 1,243 109,471
PacWest Bancorp 1,369 59,045
Paramount Global, Class B 511 19,321
Paycom Software, Inc. * 115 39,834
PayPal Holdings, Inc. *(a) 889 102,813
Penn National Gaming, Inc. * 150 6,363
Penske Automotive Group, Inc. 1,049 98,312
People's United Financial, Inc. 2,475 49,475
PepsiCo, Inc. (a) 515 86,201
Pfizer, Inc. (a) 10,886 563,567
Philip Morris International, Inc. (a) 989 92,907
Phillips 66 461 39,826
Pinnacle West Capital Corp. 83 6,482
Pinterest, Inc., Class A * 2,300 56,603
Pioneer Natural Resources Co. 246 61,507
INVESTMENTS SHARES VALUE ($)
United States - 36.8% (continued)
Popular, Inc. 2,229 182,198
Procter & Gamble Co. (The) (a) 1,835 280,388
Prologis, Inc., REIT (a) 514 83,001
Prosperity Bancshares, Inc. 1,880 130,434
Prudential Financial, Inc. 316 37,342
Public Storage, REIT 111 43,321
PulteGroup, Inc. (a) 3,123 130,854
Pure Storage, Inc., Class A * 1,310 46,256
PVH Corp. 597 45,736
Qorvo, Inc. * 838 103,996
QUALCOMM, Inc. (a) 1,605 245,276
Quidel Corp. * 568 63,877
Qurate Retail, Inc., Series A 12,044 57,329
Raytheon Technologies Corp. (a) 980 97,089
Regeneron Pharmaceuticals, Inc. * 269 187,875
Reinsurance Group of America, Inc. 105 11,493
Reliance Steel & Aluminum Co. 843 154,564
Republic Services, Inc. (a) 182 24,115
Ross Stores, Inc. (a) 1,472 133,157
Ryder System, Inc. (a) 964 76,474
S&P Global, Inc. (a) 87 35,686
Saia, Inc. * 140 34,135
salesforce.com, Inc. *(a) 1,175 249,476
Sanderson Farms, Inc. 67 12,562
Schlumberger NV 1,131 46,722
Schneider National, Inc., Class B 6,681 170,366
Science Applications International
Corp. 566 52,168
Seagate Technology Holdings plc 368 33,083
Sealed Air Corp. 199 13,325
SEI Investments Co. 659 39,678
Sempra Energy 903 151,812
Sensata Technologies Holding plc * 125 6,356
Sensient Technologies Corp. 428 35,931
ServiceNow, Inc. *(a) 227 126,414
Simon Property Group, Inc., REIT 376 49,467
SiTime Corp. * 33 8,178
Six Flags Entertainment Corp. * 2,863 124,541
Skyworks Solutions, Inc. 535 71,305
SLM Corp. 5,950 109,242
Smartsheet, Inc., Class A * 719 39,387
Snap-on, Inc. 216 44,384
SolarWinds Corp. 4,338 57,739
Spirit AeroSystems Holdings, Inc.,
Class A 414 20,240
SS&C Technologies Holdings, Inc. 3,099 232,487
STAAR Surgical Co. * 151 12,066
Stanley Black & Decker, Inc. 125 17,474
Starbucks Corp. (a) 1,920 174,662
State Street Corp. 853 74,313
Steel Dynamics, Inc. 1,226 102,285
Stellantis NV (2) 8,396 135,927
Stifel Financial Corp. 538 36,530
Swiss Re AG (2) 1,091 103,857
Synchrony Financial 163 5,674
Syneos Health, Inc. * 925 74,879
Synopsys, Inc. * 358 119,311
Tapestry, Inc. (a) 400 14,860
Targa Resources Corp. 864 65,206
Target Corp. (a) 236 50,084

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 36.8% (continued)
Taylor Morrison Home Corp. * 1,010 27,492
Teleflex, Inc. 47 16,677
Tenet Healthcare Corp. * 1,353 116,304
Teradata Corp. * 594 29,278
Terex Corp. 1,294 46,144
Tesla, Inc. *(a) 861 927,813
Texas Capital Bancshares, Inc. * 464 26,592
Texas Instruments, Inc. (a) 279 51,191
Texas Roadhouse, Inc. 2,520 211,000
Textron, Inc. 1,286 95,653
Thermo Fisher Scientific, Inc. (a) 222 131,124
T-Mobile US, Inc. *(a) 202 25,927
Toll Brothers, Inc. 2,618 123,098
Trade Desk, Inc. (The), Class A * 149 10,318
Travel + Leisure Co. 1,613 93,457
Tri Pointe Homes, Inc. * 8,005 160,740
Tyson Foods, Inc., Class A 2,289 205,163
Ulta Beauty, Inc. *(a) 380 151,324
UMB Financial Corp. 2,058 199,955
Umpqua Holdings Corp. 6,966 131,379
United Parcel Service, Inc., Class
B (a) 174 37,316
United Rentals, Inc. *(a) 139 49,374
United States Steel Corp. 3,730 140,770
United Therapeutics Corp. * 59 10,585
UnitedHealth Group, Inc. (a) 798 406,956
Univar Solutions, Inc. * 4,048 130,103
Universal Display Corp. 617 103,008
Urban Outfitters, Inc. * 3,683 92,480
US Bancorp (a) 1,090 57,934
Vail Resorts, Inc. (a) 192 49,972
Valero Energy Corp. 207 21,019
Veeva Systems, Inc., Class A * 42 8,923
VeriSign, Inc. * 393 87,427
Verizon Communications, Inc. (a) 1,666 84,866
Vertex Pharmaceuticals, Inc. * 192 50,106
Vertiv Holdings Co. 528 7,392
Viatris, Inc. 2,494 27,135
Vicor Corp. * 773 54,535
Virtu Financial, Inc., Class A 4,201 156,361
Visa, Inc., Class A (a) 1,617 358,602
Vishay Intertechnology, Inc. 4,803 94,139
VMware, Inc., Class A (a) 1,384 157,596
Vontier Corp. 1,800 45,702
W R Berkley Corp. 1,161 77,311
Walgreens Boots Alliance, Inc. 798 35,726
Walmart, Inc. (a) 4,113 612,507
Walt Disney Co. (The) *(a) 875 120,015
WEC Energy Group, Inc. 345 34,434
Wells Fargo & Co. 7,365 356,908
Wendy's Co. (The) 1,395 30,648
Western Digital Corp. * 3,582 177,846
Western Union Co. (The) 2,772 51,947
Westlake Corp. 1,461 180,287
Westrock Co. 485 22,810
WEX, Inc. * 361 64,420
Whirlpool Corp. (a) 43 7,430
Williams-Sonoma, Inc. (a) 110 15,950
Workday, Inc., Class A * 539 129,069
XPO Logistics, Inc. *(a) 1,021 74,329
INVESTMENTS SHARES VALUE ($)
United States - 36.8% (continued)
Yelp, Inc. * 496 16,919
YETI Holdings, Inc. * 333 19,973
Yum! Brands, Inc. (a) 561 66,495
Zebra Technologies Corp., Class
A * 240 99,288
Zions Bancorp NA 1,040 68,182
Zoetis, Inc. (a) 207 39,038
Zoom Video Communications, Inc.,
Class A * 650 76,200
Zscaler, Inc. * 65 15,683
52,969,208
—
TOTAL COMMON STOCKS
(Cost $67,682,731) 79,317,947
PREFERRED STOCKS - 0.0% (b)
United States - 0.0% (b)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $16,834) 302 25,975
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 10.4%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f)(g) EUR 1,998,000 3,042,476
France Government Bond
3.40%, 7/25/2029 (2)(e)(f)(g) 400,000 845,107
French Republic
0.10%, 3/1/2026 (2)(e)(f)(g) 500,000 649,451
1.85%, 7/25/2027 (2)(e)(f)(g) 1,000,000 1,621,806
0.10%, 3/1/2028 (2)(e)(f)(g) 700,000 939,913
0.10%, 3/1/2029 (2)(e)(f)(g) 700,000 950,007
0.70%, 7/25/2030 (2)(e)(f)(g) 1,400,000 2,111,461
0.10%, 7/25/2031 (2)(e)(f)(g) 600,000 824,914
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (2)(e)(f)(g) GBP 300,000 550,415
0.13%, 3/22/2029 (2)(e)(f)(g) 300,000 654,610
0.13%, 8/10/2031 (2)(e)(f)(g) 200,000 372,428
1.25%, 11/22/2032 (2)(e)(f)(g) 400,000 1,141,716
0.75%, 3/22/2034 (2)(e)(f)(g) 500,000 1,310,567
Cost: $15,084,125 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $15,084,125) 15,014,871
U.S. TREASURY OBLIGATIONS - 10.8%
U.S. Treasury Inflation Linked Notes
0.13%, 1/15/2030 (2) $ 2,900,000 3,344,878
0.13%, 7/15/2030 (2) 3,300,000 3,837,322
0.13%, 1/15/2031 (2)(e) 3,500,000 4,000,340
0.13%, 7/15/2031 (2)(e) 3,800,000 4,239,227
0.13%, 1/15/2032 (2)(e) 200,000 215,718
Cost: $15,937,450 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,937,450) 15,637,485

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
SHORT-TERM INVESTMENTS - 51.8%
REPURCHASE AGREEMENTS - 2.8%
BANA, 0.69%, dated
3/25/2022, due 4/20/2022,
repurchase price GBP
140,933, collateralized by
United Kingdom Gilt Inflation
Linked, 0.13%, due 8/10/2031
(2) GBP 140,863 185,045
BANA, 0.69%, dated
3/25/2022, due 4/20/2022,
repurchase price GBP
417,757, collateralized by
United Kingdom Gilt Inflation
Linked, 0.13%, due 8/10/2028
(2) 417,549 548,513
BANA, 0.69%, dated
3/25/2022, due 4/20/2022,
repurchase price GBP
649,734, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2032 (2) 649,410 853,097
BANA, 0.69%, dated
3/25/2022, due 4/20/2022,
repurchase price GBP
284,174, collateralized by
United Kingdom Gilt Inflation
Linked, 0.13%, due 3/22/2026
(2) 284,032 373,119
BANA, 0.75%, dated
3/15/2022, due 4/20/2022,
repurchase price GBP
220,075, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2032 (2) 219,910 288,885
BNPP, 0.23%, dated
3/28/2022, due 4/14/2022,
repurchase price $223,274,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 7/15/2031
(2) $ 223,250 223,250
BNPP, 0.23%, dated
3/22/2022, due 4/14/2022,
repurchase price $112,016,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 7/15/2031
(2) 112,000 112,000
BNPP, 0.25%, dated
3/17/2022, due 4/14/2022,
repurchase price $113,772,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 7/15/2031
(2) 113,750 113,750
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
REPURCHASE AGREEMENTS - 2.8% (continued)
BNPP, 0.25%, dated
3/16/2022, due 4/14/2022,
repurchase price $112,773,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 7/15/2031
(2) $ 112,750 112,750
BNPP, 0.26%, dated
3/15/2022, due 4/14/2022,
repurchase price $114,275,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 7/15/2031
(2) 114,250 114,250
CITI, 0.25%, dated 3/23/2022,
due 4/14/2022, repurchase
price $115,018, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.13%, due
1/15/2031 (2) 115,000 115,000
CITI, 0.25%, dated 3/15/2022,
due 4/14/2022, repurchase
price $351,448, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.13%, due
1/15/2031 (2) 351,375 351,375
JPMS, (0.01)%, dated
3/23/2022, due 4/14/2022,
repurchase price $108,499,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2032
(2) 108,500 108,500
JPMS, 0.25%, dated
3/10/2022, due 4/14/2022,
repurchase price $222,054,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2032
(2) 222,000 222,000
JPMS, 0.23%, dated
3/8/2022, due 4/14/2022,
repurchase price $338,705,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2032
(2) 338,625 338,625
TOTAL REPURCHASE AGREEMENTS
(Cost $4,066,214) 4,060,159
—

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 20.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.17% (h)(i) 1,415,332 1,415,332
Limited Purpose Cash Investment
Fund, 0.18% (h) 28,111,966 28,097,910
UBS Select Treasury Preferred
Fund, Class I, 0.17% (h) 25,371 25,371
TOTAL INVESTMENT COMPANIES
(Cost $29,538,307) 29,538,613
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 28.5%
U.S. Treasury Bills
0.06%, 4/7/2022 (2)(j) $ 1,652,000 1,651,960
0.06%, 4/28/2022 (2)(j) 2,540,000 2,539,798
0.07%, 5/12/2022 (2)(j) 3,100,000 3,099,324
0.07%, 5/19/2022 (2)(j) 7,861,000 7,858,388
0.07%, 5/26/2022 (2)(j) 1,198,000 1,197,474
0.11%, 6/9/2022 (2)(j) 2,266,000 2,264,371
0.13%, 6/16/2022 (2)(j) 1,393,000 1,391,780
0.28%, 7/14/2022 (2)(j) 2,862,000 2,856,977
0.37%, 7/21/2022 (2)(j) 578,000 576,824
0.38%, 7/28/2022 (2)(j) 431,000 429,933
0.49%, 8/4/2022 (2)(j) 755,000 752,909
0.70%, 9/8/2022 (2)(j) 3,000,000 2,987,780
0.82%, 9/15/2022 (2)(j) 6,503,000 6,474,900
0.87%, 9/22/2022 (2)(j) 623,000 620,144
1.06%, 9/29/2022 (2)(j) 6,550,000 6,516,843
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,234,010) 41,219,405
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $74,838,531) 74,818,177
TOTAL LONG POSITIONS
(Cost $173,559,671) 184,814,455
SHARES
SHORT POSITIONS - (13.0)%
COMMON STOCKS - (13.0)%
Australia - (0.3)%
Cochlear Ltd. (2) (184) (30,721)
Crown Resorts Ltd. (2)* (3,576) (34,053)
Domino's Pizza Enterprises Ltd. (2) (278) (18,096)
Evolution Mining Ltd. (2) (19,406) (64,050)
IDP Education Ltd. (2) (3,632) (85,003)
IGO Ltd. (2) (1,094) (11,436)
Insurance Australia Group Ltd. (2) (1,828) (5,983)
Lynas Rare Earths Ltd. (2)* (4,150) (33,086)
Northern Star Resources Ltd. (2) (5,631) (45,429)
OZ Minerals Ltd. (2) (4,967) (99,056)
Pro Medicus Ltd. (2) (534) (19,345)
Qantas Airways Ltd. (2)* (2,919) (11,287)
Santos Ltd. (2) (2,939) (17,040)
WiseTech Global Ltd. (2) (558) (21,002)
(495,587)
—
Austria - (0.1)%
ams-OSRAM AG (2)* (5,440) (83,270)
INVESTMENTS SHARES VALUE ($)
Belgium - 0.0% (b)
Elia Group SA/NV (2) (81) (12,358)
Galapagos NV (2)* (591) (36,720)
(49,078)
—
Brazil - (0.1)%
Wheaton Precious Metals Corp. (2,425) (115,319)
Canada - (1.0)%
Air Canada * (8,813) (170,952)
Algonquin Power & Utilities Corp. (2,133) (33,083)
Ballard Power Systems, Inc. * (18,659) (217,164)
BlackBerry Ltd. * (11,806) (87,543)
Brookfield Asset Management, Inc.,
Class A (2,100) (118,728)
CAE, Inc. * (585) (15,227)
Cameco Corp. (4,193) (122,119)
Canopy Growth Corp. * (3,459) (26,230)
Constellation Software, Inc. (55) (94,017)
Dollarama, Inc. (1,519) (86,147)
Franco-Nevada Corp. (609) (96,912)
Keyera Corp. (3,635) (92,143)
Lightspeed Commerce, Inc. * (2,590) (78,996)
Pan American Silver Corp. (1,939) (52,921)
Restaurant Brands International,
Inc. (2,701) (157,806)
(1,449,988)
—
China - (0.1)%
Prosus NV (2)* (1,523) (82,132)
Denmark - (0.2)%
Ambu A/S, Class B (2) (3,500) (51,524)
Vestas Wind Systems A/S (2) (6,153) (180,497)
(232,021)
—
Faroe Islands - 0.0% (b)
Bakkafrost P/F (2) (980) (65,732)
France - (0.6)%
Accor SA (2)* (345) (11,116)
Adevinta ASA (2)* (11,966) (109,240)
Aeroports de Paris (2)* (1,150) (171,968)
Alstom SA (2) (5,572) (130,378)
Faurecia SE (2) (1,143) (29,728)
Hermes International (2) (69) (97,659)
Remy Cointreau SA (2) (42) (8,662)
Safran SA (2) (456) (53,687)
SOITEC (2)* (557) (104,485)
Valeo (2) (4,199) (77,560)
(794,483)
—
Germany - (0.4)%
CTS Eventim AG & Co. KGaA (2)* (1,923) (130,604)
Deutsche Lufthansa AG
(Registered) (2)* (8,744) (70,516)
Evotec SE (2)* (2,600) (78,241)
Fraport AG Frankfurt Airport
Services Worldwide (2)* (657) (36,420)
Fresenius Medical Care AG & Co.
KGaA (2) (1,065) (71,367)
HUGO BOSS AG (2) (1,062) (61,269)
MTU Aero Engines AG (2) (184) (42,556)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - (0.4)% (continued)
Rational AG (2) (53) (36,502)
TeamViewer AG (2)*(c) (888) (13,113)
thyssenkrupp AG (2)* (701) (5,992)
Zalando SE (2)*(c) (507) (25,672)
(572,252)
—
Italy - (0.2)%
Brembo SpA (2) (590) (6,568)
DiaSorin SpA (2) (263) (41,079)
Intesa Sanpaolo SpA (2) (23,710) (54,267)
Moncler SpA (2) (545) (30,238)
Nexi SpA (2)*(c) (10,183) (117,508)
(249,660)
—
Japan - (0.8)%
Aeon Co. Ltd. (2) (900) (19,190)
ANA Holdings, Inc. (2)* (900) (18,813)
Asahi Intecc Co. Ltd. (2) (400) (7,803)
Azbil Corp. (2) (400) (13,276)
BayCurrent Consulting, Inc. (2) (100) (36,198)
Benefit One, Inc. (2) (2,000) (41,975)
Central Japan Railway Co. (2) (600) (78,236)
Cosmos Pharmaceutical Corp. (2) (100) (12,120)
East Japan Railway Co. (2) (900) (52,090)
Fancl Corp. (2) (300) (6,683)
Harmonic Drive Systems, Inc. (2) (1,500) (51,514)
Japan Airlines Co. Ltd. (2)* (4,500) (83,895)
Japan Airport Terminal Co. Ltd. (2)* (300) (13,664)
JSR Corp. (2) (400) (11,779)
Keio Corp. (2) (1,000) (38,981)
Kobayashi Pharmaceutical Co.
Ltd. (2) (200) (16,025)
Kobe Bussan Co. Ltd. (2) (200) (6,155)
Lasertec Corp. (2) (700) (116,454)
Mercari, Inc. (2)* (1,000) (25,814)
MonotaRO Co. Ltd. (2) (3,300) (70,826)
Nexon Co. Ltd. (2) (3,000) (71,771)
Nippon Paint Holdings Co. Ltd. (2) (10,500) (91,994)
Obic Co. Ltd. (2) (200) (29,955)
Odakyu Electric Railway Co. Ltd.
(2) (3,600) (59,669)
Olympus Corp. (2) (1,700) (32,219)
Rakuten Group, Inc. (2) (8,800) (69,192)
Sysmex Corp. (2) (100) (7,243)
Toho Gas Co. Ltd. (2) (600) (13,355)
West Japan Railway Co. (2) (900) (37,292)
Yaskawa Electric Corp. (2) (1,500) (58,462)
(1,192,643)
—
Netherlands - (0.1)%
Adyen NV (2)*(c) (18) (35,653)
Argenx SE (2)* (438) (137,037)
ASM International NV (2) (59) (21,484)
BE Semiconductor Industries NV
(2) (205) (17,475)
(211,649)
—
Norway - 0.0% (b)
Salmar ASA (2) (416) (32,884)
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - (0.1)%
Delivery Hero SE (2)*(c) (2,756) (120,117)
Spain - (0.3)%
ACS Actividades de Construccion y
Servicios SA (2) (1,737) (46,829)
Amadeus IT Group SA (2)* (2,932) (190,633)
Cellnex Telecom SA (2)(c) (3,150) (151,592)
Siemens Gamesa Renewable
Energy SA (2)* (4,985) (87,433)
(476,487)
—
Sweden - (0.3)%
Beijer Ref AB (2) (2,591) (46,927)
Embracer Group AB (2)* (13,264) (110,717)
Epiroc AB, Class A (2) (492) (10,523)
EQT AB (2) (2,501) (97,535)
Hexagon AB, Class B (2) (7,432) (104,128)
Sinch AB (2)*(c) (10,586) (71,799)
(441,629)
—
Switzerland - (0.4)%
Bachem Holding AG (Registered),
Class B (2) (85) (46,779)
Dufry AG (Registered) (2)* (5,136) (216,111)
Flughafen Zurich AG (Registered)
(2)* (330) (59,231)
Givaudan SA (Registered) (2) (11) (45,462)
Idorsia Ltd. (2)* (6,983) (139,496)
SIG Combibloc Group AG (2)* (1,558) (39,277)
Sika AG (Registered) (2) (87) (28,784)
(575,140)
—
United Kingdom - (0.6)%
ASOS plc (2)* (418) (8,794)
AVEVA Group plc (2) (3,423) (109,334)
boohoo Group plc (2)* (10,065) (11,660)
BT Group plc (2) (33,778) (80,537)
easyJet plc (2)* (5,902) (42,817)
Hiscox Ltd. (2) (5,699) (73,493)
Informa plc (2)* (5,413) (42,411)
Just Eat Takeaway.com NV (2)*(c) (420) (14,086)
Ocado Group plc (2)* (11,278) (172,212)
Prudential plc (2) (4,988) (73,639)
Rolls-Royce Holdings plc (2)* (69,214) (91,016)
St James's Place plc (2) (2,357) (44,437)
WH Smith plc (2)* (2,299) (42,940)
(807,376)
—
United States - (7.3)%
10X Genomics, Inc., Class A * (1,202) (91,436)
Advanced Drainage Systems, Inc. (294) (34,930)
Alcoa Corp. (1,103) (99,303)
AMC Entertainment Holdings, Inc.,
Class A * (6,797) (167,478)
American Airlines Group, Inc. * (6,861) (125,213)
Aon plc, Class A (21) (6,838)
Asana, Inc., Class A * (990) (39,570)
Aspen Technology, Inc. * (246) (40,681)
Assured Guaranty Ltd. (188) (11,968)
Avalara, Inc. * (195) (19,404)
Avis Budget Group, Inc. * (100) (26,330)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (7.3)% (continued)
AZEK Co., Inc. (The) * (307) (7,626)
Azenta, Inc. (718) (59,508)
Bentley Systems, Inc., Class B (1,701) (75,150)
Bill.com Holdings, Inc. * (715) (162,155)
BorgWarner, Inc. (1,308) (50,881)
Boston Beer Co., Inc. (The), Class
A * (86) (33,408)
Bright Horizons Family Solutions,
Inc. * (872) (115,706)
Brookfield Renewable Corp. (1,939) (84,685)
C3.ai, Inc., Class A * (4,533) (102,899)
Cable One, Inc. (31) (45,391)
Cabot Corp. (510) (34,889)
Caesars Entertainment, Inc. * (519) (40,150)
Capri Holdings Ltd. * (968) (49,746)
CarMax, Inc. * (827) (79,789)
Carnival Corp. * (2,094) (42,341)
Carvana Co. * (289) (34,475)
Cerence, Inc. * (1,024) (36,966)
Ceridian HCM Holding, Inc. * (802) (54,825)
Certara, Inc. * (684) (14,692)
CH Robinson Worldwide, Inc. (408) (43,946)
ChargePoint Holdings, Inc. * (5,242) (104,211)
Chegg, Inc. * (181) (6,567)
Chewy, Inc., Class A * (135) (5,505)
Clarivate plc * (8,508) (142,594)
Cloudflare, Inc., Class A * (198) (23,701)
CNX Resources Corp. * (4,483) (92,888)
Commerce Bancshares, Inc. (665) (47,607)
Compass Minerals International,
Inc. (396) (24,865)
Coupa Software, Inc. * (577) (58,641)
Crowdstrike Holdings, Inc., Class
A * (144) (32,700)
Datadog, Inc., Class A * (152) (23,023)
Dick's Sporting Goods, Inc. (436) (43,609)
DISH Network Corp., Class A * (808) (25,573)
Dollar General Corp. (470) (104,636)
DoorDash, Inc., Class A * (387) (45,353)
DraftKings, Inc., Class A * (721) (14,038)
DT Midstream, Inc. (199) (10,798)
Duck Creek Technologies, Inc. * (1,471) (32,539)
Dun & Bradstreet Holdings, Inc. * (2,288) (40,086)
Entegris, Inc. (329) (43,185)
Envestnet, Inc. * (740) (55,086)
Envista Holdings Corp. * (202) (9,839)
Erie Indemnity Co., Class A (50) (8,807)
Etsy, Inc. * (220) (27,342)
Exact Sciences Corp. * (2,190) (153,125)
Fastly, Inc., Class A * (1,356) (23,567)
First Citizens BancShares, Inc.,
Class A (85) (56,576)
First Financial Bankshares, Inc. (4,327) (190,907)
First Solar, Inc. * (170) (14,236)
Five9, Inc. * (1,135) (125,304)
Fluor Corp. * (2,338) (67,077)
Fox Factory Holding Corp. * (174) (17,043)
Freshpet, Inc. * (823) (84,473)
FTI Consulting, Inc. * (438) (68,862)
GameStop Corp., Class A * (1,638) (272,859)
INVESTMENTS SHARES VALUE ($)
United States - (7.3)% (continued)
Generac Holdings, Inc. * (71) (21,105)
Glacier Bancorp, Inc. (448) (22,525)
Graphic Packaging Holding Co. (1,959) (39,258)
Grocery Outlet Holding Corp. * (5,258) (172,357)
Guardant Health, Inc. * (1,221) (80,879)
Guidewire Software, Inc. * (299) (28,291)
H&R Block, Inc. (1,712) (44,580)
Hasbro, Inc. (153) (12,534)
HealthEquity, Inc. * (1,688) (113,839)
HEICO Corp. (84) (12,897)
Helen of Troy Ltd. * (453) (88,716)
Horizon Therapeutics plc * (171) (17,991)
Hormel Foods Corp. (389) (20,049)
IAC/InterActiveCorp * (698) (69,995)
II-VI, Inc. * (2,239) (162,305)
Insulet Corp. * (483) (128,666)
Ionis Pharmaceuticals, Inc. * (1,923) (71,228)
Iovance Biotherapeutics, Inc. * (3,289) (54,762)
Jamf Holding Corp. * (3,224) (112,227)
Jazz Pharmaceuticals plc * (898) (139,792)
KBR, Inc. (151) (8,264)
Kirby Corp. * (290) (20,935)
Las Vegas Sands Corp. * (227) (8,823)
Leggett & Platt, Inc. (855) (29,754)
Leslie's, Inc. * (2,084) (40,346)
LivaNova plc * (234) (19,148)
LiveRamp Holdings, Inc. * (173) (6,468)
Lululemon Athletica, Inc. * (132) (48,210)
Lyft, Inc., Class A * (307) (11,789)
M&T Bank Corp. (155) (26,273)
Maravai LifeSciences Holdings,
Inc., Class A * (765) (26,982)
Marvell Technology, Inc. (266) (19,075)
Match Group, Inc. * (668) (72,638)
McCormick & Co., Inc. (Non-Voting) (443) (44,211)
Mercury Systems, Inc. * (1,510) (97,320)
Middleby Corp. (The) * (128) (20,984)
MillerKnoll, Inc. (5,183) (179,124)
Mirati Therapeutics, Inc. * (1,228) (100,966)
MSA Safety, Inc. (127) (16,853)
Natera, Inc. * (1,291) (52,518)
nCino, Inc. * (2,485) (101,835)
New Relic, Inc. * (1,147) (76,711)
New York Times Co. (The), Class A (266) (12,193)
Nordstrom, Inc. (1,590) (43,105)
NortonLifeLock, Inc. (2,453) (65,054)
Norwegian Cruise Line Holdings
Ltd. * (5,413) (118,436)
NOV, Inc. (642) (12,590)
Oak Street Health, Inc. * (403) (10,833)
Okta, Inc. * (61) (9,209)
Ollie's Bargain Outlet Holdings,
Inc. * (846) (36,344)
Oshkosh Corp. (134) (13,487)
Palantir Technologies, Inc., Class
A * (699) (9,597)
Palo Alto Networks, Inc. * (224) (139,442)
Papa John's International, Inc. (111) (11,686)
Peloton Interactive, Inc., Class A * (5,197) (137,305)
Penumbra, Inc. * (114) (25,323)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (7.3)% (continued)
PerkinElmer, Inc. (567) (98,919)
PG&E Corp. * (552) (6,591)
Plug Power, Inc. * (4,485) (128,316)
Pool Corp. (147) (62,159)
Progyny, Inc. * (2,635) (135,439)
QuantumScape Corp. * (5,355) (107,046)
R1 RCM, Inc. * (2,449) (65,535)
Regal Rexnord Corp. (626) (93,136)
Repligen Corp. * (96) (18,057)
RH * (98) (31,957)
RingCentral, Inc., Class A * (252) (29,537)
Rocket Cos., Inc., Class A (569) (6,327)
Rockwell Automation, Inc. (119) (33,324)
Royal Caribbean Cruises Ltd. * (1,936) (162,198)
RPM International, Inc. (488) (39,743)
Sabre Corp. * (9,852) (112,608)
Sailpoint Technologies Holdings,
Inc. * (3,515) (179,898)
Scotts Miracle-Gro Co. (The) (1,026) (126,157)
Shift4 Payments, Inc., Class A * (1,716) (106,272)
Signature Bank (314) (92,156)
Silicon Laboratories, Inc. * (373) (56,025)
SiteOne Landscape Supply, Inc. * (202) (32,661)
Skillz, Inc. * (9,170) (27,510)
Snap, Inc., Class A * (366) (13,172)
SolarEdge Technologies, Inc. * (242) (78,014)
Sotera Health Co. * (1,088) (23,566)
Splunk, Inc. * (464) (68,955)
Sprouts Farmers Market, Inc. * (2,587) (82,732)
STERIS plc (389) (94,049)
Sunrun, Inc. * (311) (9,445)
Switch, Inc., Class A (2,185) (67,342)
Sysco Corp. (405) (33,068)
TD SYNNEX Corp. (275) (28,383)
Teledyne Technologies, Inc. * (25) (11,816)
Thor Industries, Inc. (1,085) (85,390)
TopBuild Corp. * (820) (148,740)
Trex Co., Inc. * (759) (49,585)
Trinity Industries, Inc. (2,705) (92,944)
Twitter, Inc. * (941) (36,407)
Ultragenyx Pharmaceutical, Inc. * (1,509) (109,584)
United Airlines Holdings, Inc. * (1,082) (50,162)
Unity Software, Inc. * (680) (67,463)
VF Corp. (425) (24,166)
Viasat, Inc. * (607) (29,622)
Virgin Galactic Holdings, Inc. * (754) (7,450)
Visteon Corp. * (296) (32,302)
Vroom, Inc. * (9,924) (26,398)
Wayfair, Inc., Class A * (49) (5,428)
Webster Financial Corp. (1,436) (80,588)
White Mountains Insurance Group
Ltd. (56) (63,629)
Wingstop, Inc. (1,142) (134,014)
Wolfspeed, Inc. * (1,063) (121,033)
World Wrestling Entertainment,
Inc., Class A (397) (24,789)
Worthington Industries, Inc. (705) (36,244)
Wynn Resorts Ltd. * (383) (30,540)
(10,536,019)
—
INVESTMENTS SHARES VALUE ($)
Zambia - (0.1)%
First Quantum Minerals Ltd. (4,139) (143,292)
TOTAL COMMON STOCKS
(Proceeds $(21,268,793)) (18,726,758)
TOTAL SHORT POSITIONS
(Proceeds $(21,268,793)) (18,726,758)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 115.0%
(Cost $152,290,878) 166,087,697
LIABILITIES IN EXCESS OF OTHER
ASSETS - (15.0)% (k) (21,727,773)
NET ASSETS - 100.0% 144,359,924
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,258,606 2.9%
Consumer Discretionary 6,621,877 4.6
Consumer Staples 2,767,418 1.9
Energy 5,382,874 3.7
Financials 10,931,214 7.6
Foreign Government Securities 15,014,871 10.4
Health Care 5,523,109 3.8
Industrials 6,024,586 4.2
Information Technology 13,071,503 9.1
Materials 4,016,484 2.8
Real Estate 663,075 0.5
U.S. Treasury Obligations 15,637,485 10.8
Utilities 1,356,418 0.9
Short-Term Investments 74,818,177 51.8
Total Investments In Securities
At Value 166,087,697 115.0
Liabilities in Excess of Other
Assets (k ) (21,727,773) (15.0)
Net Assets
$ 144,359,924 100.0%

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $20,534,421.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $(166,848), which represents approximately (0.12)% of net assets of the fund.
(d) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2022 amounted to $9,600, which represents approximately 0.01% of net assets of the fund.
(e) On March 31, 2022, securities valued at $23,470,156 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2022, the value of these securities amounted to $15,014,871 or 10.40% of net assets.
(g) Inflation protected security.
(h) Represents 7-day effective yield as of March 31, 2022.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Reverse repurchase agreements at March 31, 2022:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BANA 3/25/2022 0.79% 4/20/2022 GBP $ 259,392
BANA 3/25/2022 0.79% 4/20/2022 GBP 518,784
BANA 3/25/2022 0.79% 4/20/2022 GBP 216,944
BANA 3/25/2022 0.79% 4/20/2022 GBP 518,785
BANA 3/21/2022 0.84% 4/20/2022 GBP 218,984
BANA 3/11/2022 0.85% 4/20/2022 GBP 567,745
BANA 3/11/2022 0.85% 4/20/2022 GBP 219,989
BANA 3/11/2022 0.85% 4/20/2022 GBP 373,342
BANA 3/11/2022 0.85% 4/20/2022 GBP 1,109,275
BANA 3/11/2022 0.85% 4/20/2022 GBP 2,328,986
BNPP 3/29/2022 (0.64)% 4/20/2022 EUR 148,408
BNPP 3/14/2022 (0.63)% 4/20/2022 EUR 213,856
BNPP 3/11/2022 (0.61)% 4/20/2022 EUR 818,576
BNPP 3/11/2022 (0.61)% 4/20/2022 EUR 645,458
BNPP 3/11/2022 (0.61)% 4/20/2022 EUR 1,822,047
BNPP 3/11/2022 (0.61)% 4/20/2022 EUR 938,434
BNPP 3/11/2022 (0.61)% 4/20/2022 EUR 1,640,325
BNPP 3/11/2022 (0.61)% 4/20/2022 EUR 941,385
BNPP 3/11/2022 (0.61)% 4/20/2022 EUR 634,416
BNPP 3/24/2022 (0.61)% 4/20/2022 EUR 149,468
BNPP 3/7/2022 0.32% 4/14/2022 USD 4,480,125
BNPP 3/7/2022 0.32% 4/14/2022 USD 575,625
CITI 3/7/2022 0.32% 4/14/2022 USD 699,750
CITI 3/7/2022 0.32% 4/14/2022 USD 3,852,750
JPMS 3/11/2022 (0.65)% 4/20/2022 EUR 3,045,268
JPMS 3/31/2022 0.29% 4/14/2022 USD 216,250
JPMS 3/7/2022 0.33% 4/14/2022 USD 674,250
$ 27,828,617
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2022 was $25,110,419 at a net weighted average interest rate of (0.132)%.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/22/2022 USD (1,198,000) $ 6,513
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/22/2022 USD 1,198,000 237,913
Corn July Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/24/2022 USD 1,172,800 13,373
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/14/2022 USD 67,845 10,600
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/01/2022 USD (446,000) 2,581
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/03/2022 USD 54,850 1,704
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/03/2022 USD 219,400 2,509
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/22/2022 USD (140,250) 3,080
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/22/2022 USD (93,500) 2,346
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/22/2022 USD 93,500 12,717
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/22/2022 USD 140,250 17,800
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/22/2022 USD (209,820) 9,163
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/22/2022 USD 629,460 39,624
359,923
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (55,750) (1,423)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 55,750 (1,033)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/01/2022 USD 446,000 (11,271)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/03/2022 USD (219,400) $ (683)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (54,850) (1,645)
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/24/2022 USD 91,880 (2,515)
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/24/2022 USD 137,820 (3,250)
Soybean Oil July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/24/2022 USD 82,368 (1,241)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/17/2022 CHF (2,166,120) (100,408)
(123,469)
$ 236,454
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 5 4/2022 EUR $ 800,936 $ 7,749
LME Aluminum Base Metal 1 4/2022 USD 87,052 12,874
LME Aluminum Base Metal 1 4/2022 USD 87,147 9,644
LME Aluminum Base Metal 1 4/2022 USD 87,028 13,136
LME Aluminum Base Metal 2 4/2022 USD 174,090 25,759
LME Aluminum Base Metal 2 4/2022 USD 174,181 21,166
LME Aluminum Base Metal 2 4/2022 USD 174,197 19,646
LME Aluminum Base Metal 2 4/2022 USD 174,031 32,543
LME Aluminum Base Metal 2 4/2022 USD 174,077 24,105
LME Aluminum Base Metal 3 4/2022 USD 261,083 43,017
LME Aluminum Base Metal 3 4/2022 USD 261,096 40,368
LME Aluminum Base Metal 4 4/2022 USD 348,335 44,721
LME Copper Base Metal 1 4/2022 USD 259,275 10,397
LME Copper Base Metal 1 4/2022 USD 259,325 15,322
LME Copper Base Metal 1 4/2022 USD 259,188 17,935
LME Copper Base Metal 1 4/2022 USD 259,313 11,760
LME Copper Base Metal 1 4/2022 USD 259,207 18,780
LME Copper Base Metal 1 4/2022 USD 259,238 19,235
LME Copper Base Metal 1 4/2022 USD 259,256 12,553
LME Nickel Base Metal 1 4/2022 USD 192,650 59,117
LME Zinc Base Metal 1 4/2022 USD 105,170 14,342
Natural Gas 4 4/2022 USD 225,680 37,383
NY Harbor ULSD 2 4/2022 USD 282,316 10,226
Brent Crude Oil 43 5/2022 USD 4,417,390 (159,063)
Cotton No. 2 8 5/2022 USD 542,760 86,032

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 5/2022 USD $ 87,072 $ 6,944
LME Aluminum Base Metal 2 5/2022 USD 174,218 10,078
LME Aluminum Base Metal 2 5/2022 USD 174,163 10,907
LME Aluminum Base Metal 3 5/2022 USD 261,332 23,948
LME Aluminum Base Metal 4 5/2022 USD 348,365 29,153
LME Aluminum Base Metal 7 5/2022 USD 609,982 54,424
LME Copper Base Metal 1 5/2022 USD 259,263 9,835
LME Copper Base Metal 1 5/2022 USD 259,275 15,997
LME Copper Base Metal 1 5/2022 USD 259,285 5,191
LME Copper Base Metal 1 5/2022 USD 259,295 9,471
LME Copper Base Metal 1 5/2022 USD 259,346 11,305
LME Copper Base Metal 3 5/2022 USD 777,947 41,093
LME Zinc Base Metal 1 5/2022 USD 104,909 14,157
LME Zinc Base Metal 1 5/2022 USD 105,152 14,699
LME Zinc Base Metal 1 5/2022 USD 105,107 13,204
LME Zinc Base Metal 1 5/2022 USD 105,116 12,863
LME Zinc Base Metal 2 5/2022 USD 210,322 29,966
LME Zinc Base Metal 2 5/2022 USD 210,250 28,694
Natural Gas 8 5/2022 USD 456,080 14,098
NY Harbor ULSD 3 5/2022 USD 403,313 (12,101)
RBOB Gasoline 8 5/2022 USD 1,040,861 (15,259)
Silver 6 5/2022 USD 753,990 (2,012)
Soybean Oil 1 5/2022 USD 41,964 (1,829)
100 oz Gold 6 6/2022 USD 1,172,400 (1,015)
Australia 10 Year Bond 94 6/2022 AUD 8,939,661 (320,030)
Australia 3 Year Bond 31 6/2022 AUD 2,547,700 (41,125)
Canada 10 Year Bond 51 6/2022 CAD 5,319,274 (167,222)
EURO STOXX 50 Index 7 6/2022 EUR 296,044 8,236
Euro-Bobl 118 6/2022 EUR 16,830,200 (285,809)
Euro-BTP 20 6/2022 EUR 3,064,755 (117,184)
Euro-Bund 52 6/2022 EUR 9,126,917 (323,676)
Euro-Buxl 5 6/2022 EUR 1,027,264 (75,641)
Euro-OAT 24 6/2022 EUR 4,019,936 (169,004)
Euro-Schatz 7 6/2022 EUR 857,814 (9,393)
FTSE 100 Index 2 6/2022 GBP 196,680 (785)
FTSE/MIB Index 7 6/2022 EUR 944,970 39,175
Japan 10 Year Bond 21 6/2022 JPY 25,859,290 (104,533)
Lean Hogs 5 6/2022 USD 241,250 12,582
Live Cattle 3 6/2022 USD 164,550 (847)
LME Aluminum Base Metal 2 6/2022 USD 174,436 3,683
LME Aluminum Base Metal 2 6/2022 USD 174,356 (27,775)
LME Aluminum Base Metal 3 6/2022 USD 261,821 7,403
LME Aluminum Base Metal 3 6/2022 USD 261,825 (3,209)
LME Aluminum Base Metal 30 6/2022 USD 2,618,625 259,670
LME Copper Base Metal 1 6/2022 USD 259,394 (10,359)
LME Copper Base Metal 1 6/2022 USD 259,375 (2,822)
LME Copper Base Metal 4 6/2022 USD 1,037,500 2,489
LME Copper Base Metal 16 6/2022 USD 4,151,000 199,917
LME Lead Base Metal 1 6/2022 USD 60,444 3,479
LME Lead Base Metal 4 6/2022 USD 242,250 12,514
LME Nickel Base Metal 1 6/2022 USD 192,588 15,106
LME Nickel Base Metal 1 6/2022 USD 192,597 (786)
LME Nickel Base Metal 2 6/2022 USD 385,056 (192,379)
LME Nickel Base Metal 2 6/2022 USD 385,194 (61,617)
LME Nickel Base Metal 8 6/2022 USD 1,540,800 506,932
LME Zinc Base Metal 1 6/2022 USD 104,823 4,683

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 6/2022 USD $ 104,809 $ (194)
LME Zinc Base Metal 1 6/2022 USD 104,600 9,175
LME Zinc Base Metal 16 6/2022 USD 1,675,400 260,328
Low Sulphur Gasoil 12 6/2022 USD 1,154,700 (45)
SPI 200 Index 11 6/2022 AUD 1,539,047 77,828
Sugar No. 11 66 6/2022 USD 1,428,134 14,253
TOPIX Index 7 6/2022 JPY 1,119,230 38,763
U.S. Treasury 10 Year Note 183 6/2022 USD 22,463,250 (533,733)
U.S. Treasury 2 Year Note 137 6/2022 USD 29,014,030 (380,068)
U.S. Treasury 5 Year Note 345 6/2022 USD 39,513,280 (874,569)
U.S. Treasury Long Bond 36 6/2022 USD 5,407,875 (144,065)
U.S. Treasury Ultra Bond 13 6/2022 USD 2,301,813 (83,940)
Coffee 'C' 1 7/2022 USD 84,919 4,581
Corn 44 7/2022 USD 1,612,600 18,570
KC HRW Wheat 2 7/2022 USD 102,975 (5,127)
Silver 2 7/2022 USD 252,020 650
Soybean Meal 17 7/2022 USD 780,980 (19,612)
Feeder Cattle 1 8/2022 USD 88,788 (1,554)
(1,684,528)
Short Contracts
CAC 40 10 Euro Index (7) 4/2022 EUR (515,540) (9,052)
Hang Seng Index (8) 4/2022 HKD (1,122,898) (14,567)
IBEX 35 Index (4) 4/2022 EUR (372,404) (9,287)
LME Aluminum Base Metal (1) 4/2022 USD (87,052) (12,929)
LME Aluminum Base Metal (1) 4/2022 USD (87,028) (13,156)
LME Aluminum Base Metal (1) 4/2022 USD (87,147) (9,582)
LME Aluminum Base Metal (2) 4/2022 USD (174,077) (25,608)
LME Aluminum Base Metal (2) 4/2022 USD (174,197) (19,552)
LME Aluminum Base Metal (2) 4/2022 USD (174,090) (25,696)
LME Aluminum Base Metal (2) 4/2022 USD (174,031) (33,036)
LME Aluminum Base Metal (2) 4/2022 USD (174,181) (21,686)
LME Aluminum Base Metal (3) 4/2022 USD (261,096) (40,580)
LME Aluminum Base Metal (3) 4/2022 USD (261,083) (44,341)
LME Aluminum Base Metal (4) 4/2022 USD (348,335) (44,647)
LME Copper Base Metal (1) 4/2022 USD (259,188) (18,246)
LME Copper Base Metal (1) 4/2022 USD (259,313) (11,221)
LME Copper Base Metal (1) 4/2022 USD (259,325) (14,789)
LME Copper Base Metal (1) 4/2022 USD (259,275) (10,241)
LME Copper Base Metal (1) 4/2022 USD (259,256) (11,177)
LME Copper Base Metal (1) 4/2022 USD (259,207) (19,103)
LME Copper Base Metal (1) 4/2022 USD (259,238) (19,909)
LME Nickel Base Metal (1) 4/2022 USD (192,650) (58,163)
LME Zinc Base Metal (1) 4/2022 USD (105,170) (14,823)
LME Aluminum Base Metal (1) 5/2022 USD (87,072) (7,724)
LME Aluminum Base Metal (2) 5/2022 USD (174,218) (10,124)
LME Aluminum Base Metal (2) 5/2022 USD (174,163) (10,048)
LME Aluminum Base Metal (3) 5/2022 USD (261,332) (22,604)
LME Aluminum Base Metal (4) 5/2022 USD (348,365) (31,466)
LME Aluminum Base Metal (7) 5/2022 USD (609,982) (50,652)
LME Copper Base Metal (1) 5/2022 USD (259,275) (15,003)
LME Copper Base Metal (1) 5/2022 USD (259,285) (4,663)
LME Copper Base Metal (1) 5/2022 USD (259,295) (9,548)
LME Copper Base Metal (1) 5/2022 USD (259,346) (10,599)
LME Copper Base Metal (1) 5/2022 USD (259,263) (10,871)
LME Copper Base Metal (3) 5/2022 USD (777,947) (41,905)
LME Zinc Base Metal (1) 5/2022 USD (105,107) (13,551)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 5/2022 USD $ (105,152) $ (14,595)
LME Zinc Base Metal (1) 5/2022 USD (104,909) (14,007)
LME Zinc Base Metal (1) 5/2022 USD (105,116) (12,297)
LME Zinc Base Metal (2) 5/2022 USD (210,250) (29,468)
LME Zinc Base Metal (2) 5/2022 USD (210,322) (29,790)
WTI Crude Oil (18) 5/2022 USD (1,773,360) 44,035
DAX Index (9) 6/2022 EUR (3,592,464) (93,139)
LME Aluminum Base Metal (2) 6/2022 USD (174,436) (3,942)
LME Aluminum Base Metal (2) 6/2022 USD (174,356) 26,639
LME Aluminum Base Metal (3) 6/2022 USD (261,825) 2,127
LME Aluminum Base Metal (3) 6/2022 USD (261,821) (6,829)
LME Aluminum Base Metal (21) 6/2022 USD (1,833,038) (140,546)
LME Copper Base Metal (1) 6/2022 USD (259,375) 2,985
LME Copper Base Metal (1) 6/2022 USD (259,394) 5,755
LME Copper Base Metal (4) 6/2022 USD (1,037,500) 3,360
LME Copper Base Metal (12) 6/2022 USD (3,113,250) (95,874)
LME Lead Base Metal (1) 6/2022 USD (60,444) (3,647)
LME Lead Base Metal (1) 6/2022 USD (60,563) (3,590)
LME Nickel Base Metal (1) 6/2022 USD (192,597) (5,568)
LME Nickel Base Metal (1) 6/2022 USD (192,588) (20,680)
LME Nickel Base Metal (2) 6/2022 USD (385,056) 192,368
LME Nickel Base Metal (2) 6/2022 USD (385,194) 59,927
LME Nickel Base Metal (6) 6/2022 USD (1,155,600) 237,610
LME Zinc Base Metal (1) 6/2022 USD (104,809) (886)
LME Zinc Base Metal (1) 6/2022 USD (104,600) (9,078)
LME Zinc Base Metal (1) 6/2022 USD (104,823) (4,228)
LME Zinc Base Metal (11) 6/2022 USD (1,151,838) (132,269)
Long Gilt (123) 6/2022 GBP (19,622,148) 182,496
S&P 500 E-Mini Index (46) 6/2022 USD (10,420,725) (630,211)
S&P Midcap 400 E-Mini Index (2) 6/2022 USD (537,840) (26,274)
S&P/TSX 60 Index (6) 6/2022 CAD (1,264,264) (28,207)
Cocoa (5) 7/2022 USD (134,350) (6,165)
Cotton No. 2 (1) 7/2022 USD (66,035) (1,095)
Soybean (3) 7/2022 USD (239,700) 10,147
Soybean Oil (1) 7/2022 USD (41,184) 1,039
Wheat (1) 7/2022 USD (50,100) 2,204
(1,281,842)
$ (2,966,370)
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 6,193,002 USD 4,505,507 CITI 6/15/2022 $ 134,577
AUD 6,192,998 USD 4,505,510 JPMC 6/15/2022 134,571
BRL 10,757,000 USD 2,048,819 CITI
**
6/15/2022 163,286
BRL 10,757,000 USD 2,048,822 JPMC
**
6/15/2022 163,283
CAD 2,506,500 USD 1,967,575 CITI 6/15/2022 37,014
CAD 2,506,500 USD 1,967,578 JPMC 6/15/2022 37,012
CHF 91,500 USD 98,802 CITI 6/15/2022 532
CHF 91,500 USD 98,803 JPMC 6/15/2022 532
CLP 618,231,000 USD 759,737 CITI
**
6/15/2022 16,210

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CLP 618,231,000 USD 759,738 JPMC
**
6/15/2022 $ 16,209
CNY 1,722,375 USD 269,701 CITI
**
6/15/2022 177
CNY 1,722,374 USD 269,702 JPMC
**
6/15/2022 178
CZK 15,423,500 USD 680,359 CITI 6/15/2022 12,514
CZK 15,423,500 USD 680,360 JPMC 6/15/2022 12,514
DKK 213,500 USD 31,592 CITI 6/15/2022 249
DKK 213,500 USD 31,592 JPMC 6/15/2022 249
EUR 2,052,500 USD 2,263,107 CITI 6/15/2022 13,902
EUR 2,052,500 USD 2,263,110 JPMC 6/15/2022 13,899
GBP 150,500 USD 197,205 CITI 6/15/2022 442
GBP 150,500 USD 197,205 JPMC 6/15/2022 443
HUF 9,911,500 USD 28,759 CITI 6/15/2022 779
HUF 9,911,500 USD 28,759 JPMC 6/15/2022 779
INR 109,614,251 USD 1,428,366 CITI
**
6/15/2022 1,455
INR 109,614,250 USD 1,428,368 JPMC
**
6/15/2022 1,454
MXN 82,531,001 USD 3,973,716 CITI 6/15/2022 121,128
MXN 82,530,999 USD 3,973,721 JPMC 6/15/2022 121,123
NOK 11,296,000 USD 1,257,104 CITI 6/15/2022 25,356
NOK 11,296,000 USD 1,257,106 JPMC 6/15/2022 25,355
NZD 200,000 USD 137,633 CITI 6/15/2022 801
NZD 200,000 USD 137,634 JPMC 6/15/2022 801
PLN 2,700,805 USD 617,932 CITI 6/15/2022 20,165
PLN 2,700,801 USD 617,932 JPMC 6/15/2022 20,164
RUB 17,405,500 USD 222,310 CITI
**
6/15/2022 3,917
RUB 17,405,499 USD 222,311 JPMC
**
6/15/2022 3,917
SEK 32,332,000 USD 3,387,210 CITI 6/15/2022 57,941
SEK 32,332,000 USD 3,387,214 JPMC 6/15/2022 57,937
USD 20,125 BRL 97,500 CITI
**
6/15/2022 75
USD 20,125 BRL 97,500 JPMC
**
6/15/2022 75
USD 2,021,067 CHF 1,854,000 CITI 6/15/2022 8,325
USD 2,021,064 CHF 1,854,000 JPMC 6/15/2022 8,322
USD 198,397 CNY 1,262,000 CITI
**
6/15/2022 654
USD 198,396 CNY 1,262,000 JPMC
**
6/15/2022 653
USD 26,039 CZK 577,000 CITI 6/15/2022 118
USD 26,039 CZK 577,000 JPMC 6/15/2022 118
USD 75 DKK 500 CITI 6/15/2022 –
USD 75 DKK 500 JPMC 6/15/2022 –
USD 14,256,113 EUR 12,618,246 CITI 6/15/2022 257,639
USD 14,230,419 EUR 12,595,228 JPMC 6/15/2022 257,483
USD 6,576,595 GBP 4,935,809 CITI 6/15/2022 94,536
USD 6,569,963 GBP 4,930,800 JPMC 6/15/2022 94,481
USD 613,961 HKD 4,792,000 CITI 6/15/2022 1,564
USD 613,961 HKD 4,792,000 JPMC 6/15/2022 1,564
USD 176,194 HUF 58,940,500 CITI 6/15/2022 542
USD 176,194 HUF 58,940,500 JPMC 6/15/2022 542
USD 219,488 INR 16,801,500 CITI
**
6/15/2022 327
USD 219,487 INR 16,801,500 JPMC
**
6/15/2022 326
USD 4,138,896 JPY 481,006,500 CITI 6/15/2022 180,086
USD 4,138,891 JPY 481,006,500 JPMC 6/15/2022 180,080
USD 345,899 KRW 417,418,000 CITI
**
6/15/2022 2,533
USD 345,899 KRW 417,418,000 JPMC
**
6/15/2022 2,532
USD 212,114 NOK 1,854,000 CITI 6/15/2022 1,625
USD 212,114 NOK 1,854,000 JPMC 6/15/2022 1,625
USD 125,723 PLN 531,000 CITI 6/15/2022 268
USD 125,723 PLN 531,000 JPMC 6/15/2022 268
USD 487,368 SEK 4,530,000 CITI 6/15/2022 4,671
USD 487,367 SEK 4,529,998 JPMC 6/15/2022 4,672
USD 162,916 SGD 219,501 CITI 6/15/2022 966

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 162,914 SGD 219,499 JPMC 6/15/2022 $ 966
ZAR 44,796,505 USD 2,897,935 CITI 6/15/2022 138,947
ZAR 44,796,497 USD 2,897,938 JPMC 6/15/2022 138,943
Total unrealized appreciation 2,606,391
AUD 701,500 USD 527,455 CITI 6/15/2022 (1,858)
AUD 701,500 USD 527,455 JPMC 6/15/2022 (1,859)
CNY 11,359,128 USD 1,783,861 CITI
**
6/15/2022 (4,001)
CNY 11,359,123 USD 1,783,862 JPMC
**
6/15/2022 (4,004)
DKK 549,000 USD 83,787 CITI 6/15/2022 (1,912)
DKK 549,000 USD 83,787 JPMC 6/15/2022 (1,912)
EUR 2,210,859 USD 2,478,835 CITI 6/15/2022 (26,144)
EUR 2,210,857 USD 2,478,836 JPMC 6/15/2022 (26,147)
GBP 2,101,000 USD 2,841,087 CITI 6/15/2022 (81,902)
GBP 2,100,000 USD 2,839,757 JPMC 6/15/2022 (81,886)
HUF 308,656,502 USD 947,491 CITI 6/15/2022 (27,646)
HUF 308,656,498 USD 947,492 JPMC 6/15/2022 (27,647)
INR 105,367,250 USD 1,382,728 CITI
**
6/15/2022 (8,304)
INR 105,367,249 USD 1,382,730 JPMC
**
6/15/2022 (8,306)
JPY 518,700,000 USD 4,493,467 CITI 6/15/2022 (224,428)
JPY 518,700,000 USD 4,493,472 JPMC 6/15/2022 (224,433)
KRW 2,046,361,503 USD 1,706,046 CITI
**
6/15/2022 (22,715)
KRW 2,046,361,496 USD 1,706,048 JPMC
**
6/15/2022 (22,718)
MXN 47,000 USD 2,334 CITI 6/15/2022 (2)
MXN 47,000 USD 2,334 JPMC 6/15/2022 (2)
NOK 69,000 USD 7,859 CITI 6/15/2022 (25)
NOK 69,000 USD 7,859 JPMC 6/15/2022 (26)
NZD 150,000 USD 104,171 CITI 6/15/2022 (345)
NZD 150,000 USD 104,171 JPMC 6/15/2022 (345)
PLN 4,410,698 USD 1,083,567 CITI 6/15/2022 (41,489)
PLN 4,410,696 USD 1,083,568 JPMC 6/15/2022 (41,490)
SEK 18,775,000 USD 2,012,297 CITI 6/15/2022 (11,718)
SEK 18,775,000 USD 2,012,299 JPMC 6/15/2022 (11,721)
USD 1,631,187 AUD 2,252,000 CITI 6/15/2022 (56,115)
USD 1,631,185 AUD 2,252,000 JPMC 6/15/2022 (56,118)
USD 214,104 BRL 1,121,003 CITI
**
6/15/2022 (16,423)
USD 214,103 BRL 1,120,997 JPMC
**
6/15/2022 (16,423)
USD 2,082,623 CAD 2,650,501 CITI 6/15/2022 (37,132)
USD 2,082,619 CAD 2,650,499 JPMC 6/15/2022 (37,135)
USD 37,984 CHF 35,000 CITI 6/15/2022 (13)
USD 37,984 CHF 35,000 JPMC 6/15/2022 (13)
USD 21,819 CLP 17,914,000 CITI
**
6/15/2022 (665)
USD 21,819 CLP 17,914,000 JPMC
**
6/15/2022 (665)
USD 7,614 CNY 49,000 CITI
**
6/15/2022 (63)
USD 7,614 CNY 49,000 JPMC
**
6/15/2022 (63)
USD 107,927 CZK 2,432,500 CITI 6/15/2022 (1,349)
USD 107,927 CZK 2,432,500 JPMC 6/15/2022 (1,349)
USD 62,815 DKK 427,500 CITI 6/15/2022 (940)
USD 62,815 DKK 427,500 JPMC 6/15/2022 (940)
USD 2,752,846 EUR 2,511,500 CITI 6/15/2022 (33,369)
USD 2,735,289 EUR 2,495,500 JPMC 6/15/2022 (33,178)
USD 1,570,455 GBP 1,202,000 CITI 6/15/2022 (8,099)
USD 1,567,829 GBP 1,200,000 JPMC 6/15/2022 (8,097)
USD 147,263 HUF 50,620,500 CITI 6/15/2022 (3,593)
USD 147,263 HUF 50,620,500 JPMC 6/15/2022 (3,594)
USD 19,555 INR 1,505,500 CITI
**
6/15/2022 (83)
USD 19,555 INR 1,505,500 JPMC
**
6/15/2022 (82)
USD 2,694,427 JPY 330,300,000 CITI 6/15/2022 (24,031)
USD 2,694,423 JPY 330,300,000 JPMC 6/15/2022 (24,034)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 117,363 KRW 144,384,000 CITI
**
6/15/2022 $ (1,408)
USD 117,362 KRW 144,384,000 JPMC
**
6/15/2022 (1,408)
USD 503,524 MXN 10,670,000 CITI 6/15/2022 (25,876)
USD 503,524 MXN 10,670,000 JPMC 6/15/2022 (25,877)
USD 923,198 NOK 8,228,501 CITI 6/15/2022 (11,002)
USD 923,197 NOK 8,228,499 JPMC 6/15/2022 (11,003)
USD 2,641,698 NZD 3,950,000 CITI 6/15/2022 (92,380)
USD 2,641,695 NZD 3,950,000 JPMC 6/15/2022 (92,383)
USD 1,062,367 PLN 4,670,500 CITI 6/15/2022 (41,093)
USD 1,062,366 PLN 4,670,500 JPMC 6/15/2022 (41,094)
USD 147,504 RUB 17,405,500 CITI
**
6/15/2022 (78,724)
USD 147,503 RUB 17,405,499 JPMC
**
6/15/2022 (78,724)
USD 2,604,047 SEK 25,062,001 CITI 6/15/2022 (66,446)
USD 2,604,043 SEK 25,062,001 JPMC 6/15/2022 (66,450)
USD 41,156 SGD 56,000 CITI 6/15/2022 (161)
USD 41,156 SGD 56,000 JPMC 6/15/2022 (161)
USD 289,141 ZAR 4,467,500 CITI 6/15/2022 (13,724)
USD 289,140 ZAR 4,467,500 JPMC 6/15/2022 (13,724)
Total unrealized depreciation (1,930,189)
Net unrealized appreciation $ 676,202
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 90.7%
INVESTMENT COMPANIES - 48.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.17% (1)(a)(b) 178 178
Limited Purpose Cash Investment
Fund, 0.18% (1)(a) 255,678,596 255,550,756
UBS Select Treasury Preferred
Fund, Class I, 0.17% (1)(a) 964 964
TOTAL INVESTMENT COMPANIES
(Cost $255,549,756) 255,551,898
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 42.0%
U.S. Treasury Bills
0.05%, 4/7/2022 (c) $ 2,697,000 2,696,935
0.05%, 4/14/2022 (c) 964,000 963,951
0.06%, 4/21/2022 (c) 7,466,000 7,465,492
0.06%, 4/28/2022 (c) 4,099,000 4,098,673
0.07%, 5/5/2022 (c) 1,271,000 1,270,823
0.06%, 5/19/2022 (c) 2,826,000 2,825,061
0.07%, 5/26/2022 (c) 8,384,000 8,380,317
0.09%, 6/2/2022 (c) 5,415,000 5,411,955
0.10%, 6/9/2022 (c) 1,703,000 1,701,776
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 42.0% (continued)
0.13%, 6/16/2022 (c) $ 9,785,000 9,776,427
0.16%, 6/23/2022 (c) 4,882,000 4,876,752
0.21%, 6/30/2022 (c) 12,495,000 12,479,030
0.22%, 7/7/2022 (c) 1,007,000 1,005,440
0.28%, 7/14/2022 (c) 1,917,000 1,913,636
0.37%, 7/21/2022 (c) 8,106,000 8,089,504
0.38%, 7/28/2022 (c) 5,619,000 5,605,095
0.51%, 8/4/2022 (c) 16,126,000 16,081,336
0.77%, 8/18/2022 (c) 12,045,000 12,005,779
0.71%, 8/25/2022 (c) 7,400,000 7,373,095
0.67%, 9/1/2022 (c) 15,821,000 15,759,711
0.70%, 9/8/2022 (c) 27,252,000 27,140,994
0.82%, 9/15/2022 (c) 41,942,000 41,760,763
1.06%, 9/29/2022 (c) 21,633,000 21,523,491
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $220,333,428) 220,206,036
TOTAL SHORT-TERM INVESTMENTS
(Cost $475,883,184) 475,757,934
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.7%
(Cost $475,883,184) 475,757,934
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.3% (d) 48,979,019
NET ASSETS - 100.0% 524,736,953
(a) Represents 7-day effective yield as of March 31, 2022.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/22/2022 USD 74,875 $ 8,209
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/14/2022 USD 135,690 22,235
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2022 USD (501,750) 10,071
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2022 USD 501,750 2,913
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/22/2022 USD (1,916,750) 21,997

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/22/2022 USD 1,916,750 $ 239,809
Soybean Meal
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/24/2022 USD (1,607,900) 19,677
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/22/2022 USD 100,600 7,609
Wheat July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/24/2022 USD (50,100) 2,050
334,570
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/22/2022 USD (74,875) (6,979)
Corn July Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/24/2022 USD (36,650) (1,050)
Corn July Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/24/2022 USD 36,650 (44)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/03/2022 USD (1,810,050) (20,666)
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/24/2022 USD 1,607,900 (33,944)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/22/2022 USD (100,600) (4,632)
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/24/2022 USD 50,100 (6,431)
(73,746)
$ 260,824
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 2 4/2022 USD $ 174,293 $ 19,287
LME Aluminum Base Metal 5 4/2022 USD 435,258 64,369
LME Aluminum Base Metal 22 4/2022 USD 1,914,611 313,406
LME Aluminum Base Metal 24 4/2022 USD 2,088,666 330,262
LME Aluminum Base Metal 31 4/2022 USD 2,698,395 402,769
LME Aluminum Base Metal 31 4/2022 USD 2,700,046 315,916

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 34 4/2022 USD $ 2,959,088 $ 449,683
LME Aluminum Base Metal 46 4/2022 USD 4,008,003 500,942
LME Aluminum Base Metal 46 4/2022 USD 4,006,152 462,569
LME Aluminum Base Metal 46 4/2022 USD 4,002,702 744,953
LME Aluminum Base Metal 47 4/2022 USD 4,092,936 525,640
LME Aluminum Base Metal 60 4/2022 USD 5,222,310 726,664
LME Copper Base Metal 1 4/2022 USD 259,238 19,235
LME Copper Base Metal 1 4/2022 USD 259,265 10,326
LME Copper Base Metal 2 4/2022 USD 518,588 28,310
LME Copper Base Metal 2 4/2022 USD 518,625 23,520
LME Copper Base Metal 5 4/2022 USD 1,296,036 93,898
LME Copper Base Metal 8 4/2022 USD 2,074,238 83,817
LME Copper Base Metal 8 4/2022 USD 2,074,300 84,279
LME Copper Base Metal 8 4/2022 USD 2,073,968 147,847
LME Copper Base Metal 16 4/2022 USD 4,147,160 350,205
LME Copper Base Metal 17 4/2022 USD 4,407,344 213,399
LME Copper Base Metal 20 4/2022 USD 5,183,755 357,577
LME Copper Base Metal 25 4/2022 USD 6,483,125 383,059
LME Lead Base Metal 2 4/2022 USD 121,100 2,645
LME Lead Base Metal 2 4/2022 USD 121,039 5,270
LME Lead Base Metal 2 4/2022 USD 121,067 3,187
LME Lead Base Metal 3 4/2022 USD 181,608 3,625
LME Lead Base Metal 6 4/2022 USD 363,104 19,789
LME Lead Base Metal 13 4/2022 USD 786,877 42,430
LME Lead Base Metal 14 4/2022 USD 847,438 34,001
LME Lead Base Metal 20 4/2022 USD 1,211,000 28,447
LME Nickel Base Metal 1 4/2022 USD 192,657 58,536
LME Nickel Base Metal 1 4/2022 USD 192,658 59,481
LME Nickel Base Metal 1 4/2022 USD 192,662 61,096
LME Nickel Base Metal 1 4/2022 USD 192,606 70,736
LME Nickel Base Metal 2 4/2022 USD 385,380 99,954
LME Nickel Base Metal 2 4/2022 USD 385,332 118,045
LME Nickel Base Metal 3 4/2022 USD 577,950 174,958
LME Nickel Base Metal 7 4/2022 USD 1,348,644 401,458
LME Nickel Base Metal 10 4/2022 USD 1,926,700 568,876
LME Nickel Base Metal 17 4/2022 USD 3,275,662 960,632
LME Nickel Base Metal 18 4/2022 USD 3,468,180 1,043,464
LME Zinc Base Metal 1 4/2022 USD 105,291 16,614
LME Zinc Base Metal 1 4/2022 USD 105,288 13,901
LME Zinc Base Metal 2 4/2022 USD 211,113 34,657
LME Zinc Base Metal 2 4/2022 USD 210,340 28,684
LME Zinc Base Metal 3 4/2022 USD 315,863 48,935
LME Zinc Base Metal 5 4/2022 USD 526,563 86,856
LME Zinc Base Metal 6 4/2022 USD 631,071 87,453
LME Zinc Base Metal 7 4/2022 USD 736,488 102,354
LME Zinc Base Metal 13 4/2022 USD 1,368,088 196,424
LME Zinc Base Metal 20 4/2022 USD 2,103,750 295,691
Natural Gas 26 4/2022 USD 1,466,920 230,326
NY Harbor ULSD 38 4/2022 USD 5,363,996 194,302
Brent Crude Oil 513 5/2022 USD 52,700,490 (1,258,160)
Cotton No. 2 152 5/2022 USD 10,312,440 1,485,710
LME Aluminum Base Metal 1 5/2022 USD 87,084 531
LME Aluminum Base Metal 1 5/2022 USD 87,175 10,222
LME Aluminum Base Metal 12 5/2022 USD 1,046,133 68,388
LME Aluminum Base Metal 16 5/2022 USD 1,393,300 87,253
LME Aluminum Base Metal 25 5/2022 USD 2,177,519 93,070

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 38 5/2022 USD $ 3,310,142 $ 63,755
LME Aluminum Base Metal 42 5/2022 USD 3,662,778 489,884
LME Aluminum Base Metal 79 5/2022 USD 6,881,749 630,641
LME Aluminum Base Metal 83 5/2022 USD 7,228,574 604,929
LME Aluminum Base Metal 87 5/2022 USD 7,578,483 432,268
LME Aluminum Base Metal 107 5/2022 USD 9,324,007 755,908
LME Copper Base Metal 1 5/2022 USD 259,298 11,321
LME Copper Base Metal 1 5/2022 USD 259,275 13,796
LME Copper Base Metal 1 5/2022 USD 259,300 13,772
LME Copper Base Metal 2 5/2022 USD 518,713 24,007
LME Copper Base Metal 3 5/2022 USD 777,925 38,781
LME Copper Base Metal 6 5/2022 USD 1,555,712 23,819
LME Copper Base Metal 7 5/2022 USD 1,815,538 67,619
LME Copper Base Metal 9 5/2022 USD 2,333,588 122,939
LME Copper Base Metal 19 5/2022 USD 4,926,463 198,428
LME Copper Base Metal 21 5/2022 USD 5,445,563 314,993
LME Copper Base Metal 33 5/2022 USD 8,557,420 448,189
LME Copper Base Metal 39 5/2022 USD 10,112,515 395,556
LME Copper Base Metal 46 5/2022 USD 11,926,075 462,144
LME Copper Base Metal 47 5/2022 USD 12,189,262 429,167
LME Lead Base Metal 2 5/2022 USD 121,202 11,122
LME Lead Base Metal 2 5/2022 USD 121,173 7,532
LME Lead Base Metal 6 5/2022 USD 362,963 11,386
LME Lead Base Metal 7 5/2022 USD 423,325 9,223
LME Lead Base Metal 9 5/2022 USD 545,672 47,731
LME Lead Base Metal 13 5/2022 USD 786,286 21,851
LME Lead Base Metal 23 5/2022 USD 1,392,984 65,582
LME Lead Base Metal 25 5/2022 USD 1,514,844 93,149
LME Nickel Base Metal 1 5/2022 USD 192,637 55,129
LME Nickel Base Metal 1 5/2022 USD 192,590 51,677
LME Nickel Base Metal 4 5/2022 USD 769,989 190,378
LME Nickel Base Metal 4 5/2022 USD 770,333 206,711
LME Nickel Base Metal 6 5/2022 USD 1,155,740 316,571
LME Nickel Base Metal 6 5/2022 USD 1,154,952 274,982
LME Nickel Base Metal 11 5/2022 USD 2,118,783 592,994
LME Nickel Base Metal 15 5/2022 USD 2,889,650 844,907
LME Nickel Base Metal 21 5/2022 USD 4,044,810 1,080,198
LME Nickel Base Metal 28 5/2022 USD 5,389,850 1,144,642
LME Zinc Base Metal 8 5/2022 USD 839,158 116,134
LME Zinc Base Metal 13 5/2022 USD 1,366,043 194,767
LME Zinc Base Metal 14 5/2022 USD 1,472,125 205,783
LME Zinc Base Metal 16 5/2022 USD 1,682,144 236,897
LME Zinc Base Metal 17 5/2022 USD 1,786,823 224,473
LME Zinc Base Metal 19 5/2022 USD 1,993,542 281,786
LME Zinc Base Metal 21 5/2022 USD 2,206,874 308,412
LME Zinc Base Metal 35 5/2022 USD 3,679,375 511,922
LME Zinc Base Metal 41 5/2022 USD 4,311,591 613,857
LME Zinc Base Metal 46 5/2022 USD 4,835,336 591,700
LME Zinc Base Metal 51 5/2022 USD 5,350,359 721,017
Natural Gas 140 5/2022 USD 7,981,400 384,137
NY Harbor ULSD 31 5/2022 USD 4,167,572 (50,819)
RBOB Gasoline 47 5/2022 USD 6,115,057 (255,298)
Silver 206 5/2022 USD 25,886,990 (62,933)
Soybean Oil 253 5/2022 USD 10,616,892 (737,931)
100 oz Gold 470 6/2022 USD 91,838,000 504,708
Lean Hogs 43 6/2022 USD 2,074,750 113,371

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Live Cattle 268 6/2022 USD $ 14,699,800 $ 110,450
LME Aluminum Base Metal 2 6/2022 USD 174,500 (2,748)
LME Aluminum Base Metal 4 6/2022 USD 349,014 (5,723)
LME Aluminum Base Metal 6 6/2022 USD 523,308 14,256
LME Aluminum Base Metal 11 6/2022 USD 959,750 40,668
LME Aluminum Base Metal 18 6/2022 USD 1,568,246 31,442
LME Aluminum Base Metal 22 6/2022 USD 1,920,050 (24,552)
LME Aluminum Base Metal 22 6/2022 USD 1,917,911 (278,422)
LME Aluminum Base Metal 42 6/2022 USD 3,664,500 145,551
LME Aluminum Base Metal 61 6/2022 USD 5,322,692 (247,838)
LME Aluminum Base Metal 83 6/2022 USD 7,243,701 205,093
LME Aluminum Base Metal 115 6/2022 USD 10,036,625 (326,619)
LME Aluminum Base Metal 137 6/2022 USD 11,945,064 (189,312)
LME Aluminum Base Metal 148 6/2022 USD 12,900,457 (1,028,170)
LME Aluminum Base Metal 1,058 6/2022 USD 92,350,175 7,176,543
LME Copper Base Metal 1 6/2022 USD 259,375 3,154
LME Copper Base Metal 1 6/2022 USD 259,375 310
LME Copper Base Metal 3 6/2022 USD 777,975 30,967
LME Copper Base Metal 4 6/2022 USD 1,037,500 7,990
LME Copper Base Metal 9 6/2022 USD 2,334,375 7,509
LME Copper Base Metal 11 6/2022 USD 2,853,331 (106,448)
LME Copper Base Metal 21 6/2022 USD 5,447,138 155,080
LME Copper Base Metal 23 6/2022 USD 5,966,488 31,852
LME Copper Base Metal 24 6/2022 USD 6,225,000 65,959
LME Copper Base Metal 38 6/2022 USD 9,856,250 (3,634)
LME Copper Base Metal 51 6/2022 USD 13,231,058 538,642
LME Copper Base Metal 55 6/2022 USD 14,264,938 67,861
LME Copper Base Metal 65 6/2022 USD 16,859,375 (6,596)
LME Copper Base Metal 400 6/2022 USD 103,775,000 4,115,571
LME Lead Base Metal 3 6/2022 USD 181,200 1,434
LME Lead Base Metal 4 6/2022 USD 242,328 (7,882)
LME Lead Base Metal 5 6/2022 USD 302,883 (9,519)
LME Lead Base Metal 13 6/2022 USD 785,119 14,459
LME Lead Base Metal 20 6/2022 USD 1,211,500 73,930
LME Lead Base Metal 22 6/2022 USD 1,329,559 86,596
LME Lead Base Metal 29 6/2022 USD 1,751,238 45,236
LME Lead Base Metal 40 6/2022 USD 2,423,330 (1,775)
LME Lead Base Metal 43 6/2022 USD 2,598,275 146,100
LME Lead Base Metal 48 6/2022 USD 2,907,408 4,626
LME Lead Base Metal 49 6/2022 USD 2,959,906 99,452
LME Lead Base Metal 50 6/2022 USD 3,024,688 198,285
LME Lead Base Metal 65 6/2022 USD 3,928,844 232,404
LME Lead Base Metal 421 6/2022 USD 25,496,813 1,282,429
LME Nickel Base Metal 2 6/2022 USD 385,032 89,926
LME Nickel Base Metal 5 6/2022 USD 963,210 (15,907)
LME Nickel Base Metal 9 6/2022 USD 1,733,373 (277,306)
LME Nickel Base Metal 17 6/2022 USD 3,272,942 485,832
LME Nickel Base Metal 28 6/2022 USD 5,392,716 (31,007)
LME Nickel Base Metal 48 6/2022 USD 9,241,344 (4,162,112)
LME Nickel Base Metal 54 6/2022 USD 10,399,752 828,670
LME Nickel Base Metal 243 6/2022 USD 46,801,800 13,334,420
LME Zinc Base Metal 1 6/2022 USD 104,338 1,610
LME Zinc Base Metal 3 6/2022 USD 313,200 9,507
LME Zinc Base Metal 3 6/2022 USD 313,013 2,991
LME Zinc Base Metal 9 6/2022 USD 943,281 287
LME Zinc Base Metal 10 6/2022 USD 1,047,660 72,756

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 29 6/2022 USD $ 3,039,874 $ 159,920
LME Zinc Base Metal 31 6/2022 USD 3,234,463 94,846
LME Zinc Base Metal 34 6/2022 USD 3,561,075 332,522
LME Zinc Base Metal 39 6/2022 USD 4,077,450 351,036
LME Zinc Base Metal 45 6/2022 USD 4,696,875 114,336
LME Zinc Base Metal 61 6/2022 USD 6,380,600 559,477
LME Zinc Base Metal 65 6/2022 USD 6,811,659 128,875
LME Zinc Base Metal 535 6/2022 USD 56,021,188 6,555,435
Low Sulphur Gasoil 165 6/2022 USD 15,877,125 318,756
Sugar No. 11 1,748 6/2022 USD 37,823,923 459,689
Coffee 'C' 114 7/2022 USD 9,680,738 297,021
Corn 1,379 7/2022 USD 50,540,350 723,907
Silver 54 7/2022 USD 6,804,540 6,589
Soybean 85 7/2022 USD 6,791,500 (209,639)
Soybean Meal 510 7/2022 USD 23,429,400 (628,773)
Soybean Oil 90 7/2022 USD 3,706,560 (95,973)
Wheat 149 7/2022 USD 7,464,900 (455,642)
Feeder Cattle 168 8/2022 USD 14,916,300 (133,115)
58,314,982
Short Contracts
LME Aluminum Base Metal (2) 4/2022 USD (174,293) (19,638)
LME Aluminum Base Metal (5) 4/2022 USD (435,258) (64,647)
LME Aluminum Base Metal (22) 4/2022 USD (1,914,611) (325,164)
LME Aluminum Base Metal (24) 4/2022 USD (2,088,666) (315,737)
LME Aluminum Base Metal (31) 4/2022 USD (2,698,395) (398,287)
LME Aluminum Base Metal (31) 4/2022 USD (2,700,046) (303,062)
LME Aluminum Base Metal (34) 4/2022 USD (2,959,088) (458,388)
LME Aluminum Base Metal (46) 4/2022 USD (4,008,003) (499,133)
LME Aluminum Base Metal (46) 4/2022 USD (4,006,152) (498,787)
LME Aluminum Base Metal (46) 4/2022 USD (4,002,702) (759,837)
LME Aluminum Base Metal (47) 4/2022 USD (4,092,936) (524,600)
LME Aluminum Base Metal (60) 4/2022 USD (5,222,310) (768,237)
LME Copper Base Metal (1) 4/2022 USD (259,265) (10,912)
LME Copper Base Metal (1) 4/2022 USD (259,238) (20,431)
LME Copper Base Metal (2) 4/2022 USD (518,625) (23,281)
LME Copper Base Metal (2) 4/2022 USD (518,588) (25,093)
LME Copper Base Metal (5) 4/2022 USD (1,296,036) (96,349)
LME Copper Base Metal (8) 4/2022 USD (2,074,238) (90,538)
LME Copper Base Metal (8) 4/2022 USD (2,074,300) (82,678)
LME Copper Base Metal (8) 4/2022 USD (2,073,968) (145,593)
LME Copper Base Metal (16) 4/2022 USD (4,147,160) (334,435)
LME Copper Base Metal (17) 4/2022 USD (4,407,344) (177,080)
LME Copper Base Metal (20) 4/2022 USD (5,183,755) (352,279)
LME Copper Base Metal (25) 4/2022 USD (6,483,125) (364,347)
LME Lead Base Metal (2) 4/2022 USD (121,067) (3,437)
LME Lead Base Metal (2) 4/2022 USD (121,039) (5,094)
LME Lead Base Metal (2) 4/2022 USD (121,100) (2,540)
LME Lead Base Metal (3) 4/2022 USD (181,608) (3,914)
LME Lead Base Metal (6) 4/2022 USD (363,104) (22,732)
LME Lead Base Metal (13) 4/2022 USD (786,877) (44,214)
LME Lead Base Metal (14) 4/2022 USD (847,438) (31,874)
LME Lead Base Metal (20) 4/2022 USD (1,211,000) (31,281)
LME Nickel Base Metal (1) 4/2022 USD (192,658) (60,211)
LME Nickel Base Metal (1) 4/2022 USD (192,662) (61,115)
LME Nickel Base Metal (1) 4/2022 USD (192,606) (71,049)
LME Nickel Base Metal (1) 4/2022 USD (192,657) (58,320)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 4/2022 USD $ (385,380) $ (97,332)
LME Nickel Base Metal (2) 4/2022 USD (385,332) (112,338)
LME Nickel Base Metal (3) 4/2022 USD (577,950) (174,489)
LME Nickel Base Metal (7) 4/2022 USD (1,348,644) (397,028)
LME Nickel Base Metal (10) 4/2022 USD (1,926,700) (568,330)
LME Nickel Base Metal (17) 4/2022 USD (3,275,662) (1,003,152)
LME Nickel Base Metal (18) 4/2022 USD (3,468,180) (1,035,922)
LME Zinc Base Metal (1) 4/2022 USD (105,288) (13,815)
LME Zinc Base Metal (1) 4/2022 USD (105,291) (17,469)
LME Zinc Base Metal (2) 4/2022 USD (211,113) (33,806)
LME Zinc Base Metal (2) 4/2022 USD (210,340) (29,173)
LME Zinc Base Metal (3) 4/2022 USD (315,863) (48,909)
LME Zinc Base Metal (5) 4/2022 USD (526,563) (86,352)
LME Zinc Base Metal (6) 4/2022 USD (631,071) (88,446)
LME Zinc Base Metal (7) 4/2022 USD (736,488) (105,266)
LME Zinc Base Metal (13) 4/2022 USD (1,368,088) (201,901)
LME Zinc Base Metal (20) 4/2022 USD (2,103,750) (286,980)
LME Aluminum Base Metal (1) 5/2022 USD (87,084) (1,423)
LME Aluminum Base Metal (1) 5/2022 USD (87,175) (10,480)
LME Aluminum Base Metal (12) 5/2022 USD (1,046,133) (64,268)
LME Aluminum Base Metal (16) 5/2022 USD (1,393,300) (85,634)
LME Aluminum Base Metal (25) 5/2022 USD (2,177,519) (98,441)
LME Aluminum Base Metal (38) 5/2022 USD (3,310,142) (66,763)
LME Aluminum Base Metal (42) 5/2022 USD (3,662,778) (510,663)
LME Aluminum Base Metal (79) 5/2022 USD (6,881,749) (576,958)
LME Aluminum Base Metal (83) 5/2022 USD (7,228,574) (660,385)
LME Aluminum Base Metal (87) 5/2022 USD (7,578,483) (440,390)
LME Aluminum Base Metal (107) 5/2022 USD (9,324,007) (715,935)
LME Copper Base Metal (1) 5/2022 USD (259,298) (11,524)
LME Copper Base Metal (1) 5/2022 USD (259,275) (15,003)
LME Copper Base Metal (1) 5/2022 USD (259,300) (14,213)
LME Copper Base Metal (2) 5/2022 USD (518,713) (22,058)
LME Copper Base Metal (3) 5/2022 USD (777,925) (36,933)
LME Copper Base Metal (6) 5/2022 USD (1,555,712) (27,977)
LME Copper Base Metal (7) 5/2022 USD (1,815,538) (67,684)
LME Copper Base Metal (9) 5/2022 USD (2,333,588) (115,793)
LME Copper Base Metal (19) 5/2022 USD (4,926,463) (209,504)
LME Copper Base Metal (21) 5/2022 USD (5,445,563) (296,769)
LME Copper Base Metal (33) 5/2022 USD (8,557,420) (460,957)
LME Copper Base Metal (39) 5/2022 USD (10,112,515) (372,367)
LME Copper Base Metal (46) 5/2022 USD (11,926,075) (483,184)
LME Copper Base Metal (47) 5/2022 USD (12,189,262) (438,045)
LME Lead Base Metal (2) 5/2022 USD (121,202) (11,233)
LME Lead Base Metal (2) 5/2022 USD (121,173) (8,003)
LME Lead Base Metal (6) 5/2022 USD (362,963) (10,403)
LME Lead Base Metal (7) 5/2022 USD (423,325) (10,081)
LME Lead Base Metal (9) 5/2022 USD (545,672) (43,496)
LME Lead Base Metal (13) 5/2022 USD (786,286) (11,173)
LME Lead Base Metal (23) 5/2022 USD (1,392,984) (62,169)
LME Lead Base Metal (25) 5/2022 USD (1,514,844) (94,910)
LME Nickel Base Metal (1) 5/2022 USD (192,590) (51,413)
LME Nickel Base Metal (1) 5/2022 USD (192,637) (55,780)
LME Nickel Base Metal (4) 5/2022 USD (770,333) (206,465)
LME Nickel Base Metal (4) 5/2022 USD (769,989) (189,861)
LME Nickel Base Metal (6) 5/2022 USD (1,155,740) (323,078)
LME Nickel Base Metal (6) 5/2022 USD (1,154,952) (274,050)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (11) 5/2022 USD $ (2,118,783) $ (605,436)
LME Nickel Base Metal (15) 5/2022 USD (2,889,650) (848,749)
LME Nickel Base Metal (21) 5/2022 USD (4,044,810) (1,085,132)
LME Nickel Base Metal (28) 5/2022 USD (5,389,850) (1,150,453)
LME Zinc Base Metal (8) 5/2022 USD (839,158) (115,646)
LME Zinc Base Metal (13) 5/2022 USD (1,366,043) (190,844)
LME Zinc Base Metal (14) 5/2022 USD (1,472,125) (205,236)
LME Zinc Base Metal (16) 5/2022 USD (1,682,144) (234,443)
LME Zinc Base Metal (17) 5/2022 USD (1,786,823) (230,348)
LME Zinc Base Metal (19) 5/2022 USD (1,993,542) (283,201)
LME Zinc Base Metal (21) 5/2022 USD (2,206,874) (318,064)
LME Zinc Base Metal (35) 5/2022 USD (3,679,375) (506,825)
LME Zinc Base Metal (41) 5/2022 USD (4,311,591) (615,107)
LME Zinc Base Metal (46) 5/2022 USD (4,835,336) (568,750)
LME Zinc Base Metal (51) 5/2022 USD (5,350,359) (722,328)
WTI Crude Oil (165) 5/2022 USD (16,255,800) 464,508
LME Aluminum Base Metal (2) 6/2022 USD (174,500) 2,294
LME Aluminum Base Metal (4) 6/2022 USD (349,014) 5,574
LME Aluminum Base Metal (6) 6/2022 USD (523,308) (5,451)
LME Aluminum Base Metal (11) 6/2022 USD (959,750) (39,112)
LME Aluminum Base Metal (18) 6/2022 USD (1,568,246) (18,223)
LME Aluminum Base Metal (22) 6/2022 USD (1,920,050) 25,338
LME Aluminum Base Metal (22) 6/2022 USD (1,917,911) 229,483
LME Aluminum Base Metal (42) 6/2022 USD (3,664,500) (138,159)
LME Aluminum Base Metal (61) 6/2022 USD (5,322,692) 215,226
LME Aluminum Base Metal (83) 6/2022 USD (7,243,701) (188,945)
LME Aluminum Base Metal (115) 6/2022 USD (10,036,625) 110,869
LME Aluminum Base Metal (137) 6/2022 USD (11,945,064) 66,032
LME Aluminum Base Metal (148) 6/2022 USD (12,900,457) 1,035,522
LME Aluminum Base Metal (650) 6/2022 USD (56,736,875) (1,750,957)
LME Copper Base Metal (1) 6/2022 USD (259,375) (505)
LME Copper Base Metal (1) 6/2022 USD (259,375) (3,203)
LME Copper Base Metal (3) 6/2022 USD (777,975) (29,672)
LME Copper Base Metal (4) 6/2022 USD (1,037,500) (9,251)
LME Copper Base Metal (9) 6/2022 USD (2,334,375) (16,336)
LME Copper Base Metal (11) 6/2022 USD (2,853,331) 63,308
LME Copper Base Metal (21) 6/2022 USD (5,447,138) (160,443)
LME Copper Base Metal (23) 6/2022 USD (5,966,488) (58,658)
LME Copper Base Metal (24) 6/2022 USD (6,225,000) (59,774)
LME Copper Base Metal (38) 6/2022 USD (9,856,250) 5,229
LME Copper Base Metal (51) 6/2022 USD (13,231,058) (522,025)
LME Copper Base Metal (55) 6/2022 USD (14,264,938) (68,507)
LME Copper Base Metal (65) 6/2022 USD (16,859,375) 72,926
LME Copper Base Metal (323) 6/2022 USD (83,798,313) (2,110,860)
LME Lead Base Metal (3) 6/2022 USD (181,200) (1,770)
LME Lead Base Metal (4) 6/2022 USD (242,328) 9,622
LME Lead Base Metal (5) 6/2022 USD (302,883) 9,393
LME Lead Base Metal (13) 6/2022 USD (785,119) (14,253)
LME Lead Base Metal (20) 6/2022 USD (1,211,500) (74,053)
LME Lead Base Metal (22) 6/2022 USD (1,329,559) (89,367)
LME Lead Base Metal (29) 6/2022 USD (1,751,238) (43,579)
LME Lead Base Metal (40) 6/2022 USD (2,423,330) (35,648)
LME Lead Base Metal (43) 6/2022 USD (2,598,275) (169,963)
LME Lead Base Metal (48) 6/2022 USD (2,907,408) (6,309)
LME Lead Base Metal (49) 6/2022 USD (2,959,906) (94,894)
LME Lead Base Metal (50) 6/2022 USD (3,024,688) (202,319)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (65) 6/2022 USD $ (3,928,844) $ (240,879)
LME Lead Base Metal (240) 6/2022 USD (14,535,000) (463,814)
LME Nickel Base Metal (2) 6/2022 USD (385,032) (90,558)
LME Nickel Base Metal (5) 6/2022 USD (963,210) 15,759
LME Nickel Base Metal (9) 6/2022 USD (1,733,373) 269,673
LME Nickel Base Metal (17) 6/2022 USD (3,272,942) (452,076)
LME Nickel Base Metal (28) 6/2022 USD (5,392,716) (155,891)
LME Nickel Base Metal (48) 6/2022 USD (9,241,344) 4,172,830
LME Nickel Base Metal (54) 6/2022 USD (10,399,752) (1,116,736)
LME Nickel Base Metal (153) 6/2022 USD (29,467,800) 3,079,907
LME Zinc Base Metal (1) 6/2022 USD (104,338) (1,815)
LME Zinc Base Metal (3) 6/2022 USD (313,013) (3,946)
LME Zinc Base Metal (3) 6/2022 USD (313,200) (16,209)
LME Zinc Base Metal (9) 6/2022 USD (943,281) (6,028)
LME Zinc Base Metal (10) 6/2022 USD (1,047,660) (67,621)
LME Zinc Base Metal (29) 6/2022 USD (3,039,874) (150,687)
LME Zinc Base Metal (31) 6/2022 USD (3,234,463) (84,983)
LME Zinc Base Metal (34) 6/2022 USD (3,561,075) (326,075)
LME Zinc Base Metal (39) 6/2022 USD (4,077,450) (359,244)
LME Zinc Base Metal (45) 6/2022 USD (4,696,875) (105,165)
LME Zinc Base Metal (61) 6/2022 USD (6,380,600) (553,755)
LME Zinc Base Metal (65) 6/2022 USD (6,811,659) (67,576)
LME Zinc Base Metal (399) 6/2022 USD (41,780,288) (4,520,566)
Cocoa (22) 7/2022 USD (591,140) (16,516)
Cotton No. 2 (7) 7/2022 USD (462,245) 9,982
Platinum (66) 2/2023 JPY (1,033,588) 21,808
(31,018,143)
$ 27,296,839

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 94.3%
COMMON STOCKS - 5.0%
Italy - 4.6%
A2A SpA (a) 2,223,238 3,807,898
Assicurazioni Generali SpA (a) 194,563 4,450,076
Azimut Holding SpA (a) 30,575 708,838
Banco BPM SpA (a) 182,199 536,696
Buzzi Unicem SpA (a) 220,176 4,074,393
Eni SpA (a) 308,738 4,502,396
Hera SpA (a) 794,889 2,928,493
Italgas SpA (a) 140,730 902,848
Leonardo SpA *(a) 562,185 5,586,532
Mediobanca Banca di Credito
Finanziario SpA (a) 39,108 395,206
Pirelli & C SpA (a)(b) 152,871 829,479
Prysmian SpA (a) 49,424 1,677,263
Saipem SpA *(a) 362,719 457,208
Unipol Gruppo SpA (a) 806,152 4,421,724
35,279,050
—
United States - 0.4%
Stellantis NV (a) 205,177 3,321,710
Tenaris SA 3,958 59,453
3,381,163
—
TOTAL COMMON STOCKS
(Cost $34,796,884) 38,660,213
SHORT-TERM INVESTMENTS - 89.3%
INVESTMENT COMPANIES - 36.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.17% (1)(c)(d) 23,511,810 23,511,810
Limited Purpose Cash Investment
Fund, 0.18% (1)(c)(e) 258,349,795 258,220,620
TOTAL INVESTMENT COMPANIES
(Cost $281,728,703) 281,732,430
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 52.8%
U.S. Treasury Bills
0.06%, 4/7/2022 (f)(g) $ 42,682,000 42,680,968
0.06%, 4/14/2022 (f)(g) 39,298,000 39,295,995
0.06%, 4/28/2022 (f)(g) 36,476,000 36,473,093
0.07%, 5/12/2022 (f)(g) 20,916,000 20,911,438
0.07%, 5/19/2022 (f) 5,674,000 5,672,115
0.11%, 6/9/2022 (f)(g) 27,072,000 27,052,542
0.13%, 6/16/2022 (f)(g) 6,797,000 6,791,045
0.22%, 7/7/2022 (f)(g) 38,491,000 38,431,361
0.28%, 7/14/2022 (f)(g) 38,610,000 38,542,239
0.49%, 8/4/2022 (f)(g) 16,508,000 16,462,278
0.71%, 8/25/2022 (f) 1,947,000 1,939,921
0.67%, 9/1/2022 (f)(g) 12,857,000 12,807,194
0.70%, 9/8/2022 (f)(g) 49,872,000 49,668,855
0.82%, 9/15/2022 (f)(g) 53,349,000 53,118,472
0.87%, 9/22/2022 (f)(g) 15,372,000 15,301,541
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 52.8% (continued)
1.06%, 9/29/2022 (f) $ 1,670,000 1,661,546
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $407,024,048) 406,810,603
TOTAL SHORT-TERM INVESTMENTS
(Cost $688,752,751) 688,543,033
TOTAL LONG POSITIONS
(Cost $723,549,635) 727,203,246
SHARES
SHORT POSITIONS - (5.3)%
COMMON STOCKS - (5.3)%
Canada - (0.2)%
SNC-Lavalin Group, Inc. (1) (76,793) (1,848,954)
Italy - (5.0)%
Amplifon SpA (57,441) (2,556,404)
Atlantia SpA * (109,189) (2,270,319)
Banca Generali SpA (29,313) (1,084,585)
Brembo SpA (93,321) (1,038,905)
Davide Campari-Milano NV (510,139) (5,917,139)
DiaSorin SpA (1,320) (206,175)
Enel SpA (65,129) (434,850)
Ferrari NV (13,822) (3,011,257)
FinecoBank Banca Fineco SpA (47,953) (727,451)
Infrastrutture Wireless Italiane SpA
(b) (237,695) (2,660,817)
Interpump Group SpA (26,282) (1,316,982)
Intesa Sanpaolo SpA (163,922) (375,179)
Moncler SpA (58,868) (3,266,109)
Nexi SpA *(b) (285,860) (3,298,744)
Poste Italiane SpA (b) (25,205) (285,840)
Recordati Industria Chimica e
Farmaceutica SpA (47,060) (2,359,559)
Reply SpA (718) (117,964)
Salvatore Ferragamo SpA * (29,918) (563,501)
Snam SpA (531,665) (3,065,874)
Terna - Rete Elettrica Nazionale (319,449) (2,743,198)
UniCredit SpA (36,006) (388,424)
(37,689,276)
—
Portugal - 0.0% (h)
Banco Espirito Santo SA
(Registered) (3)*( i ) (216,618) (2)
United Kingdom - (0.1)%
CNH Industrial NV (65,465) (1,031,125)
TOTAL COMMON STOCKS
(Proceeds $(43,120,969)) (40,569,357)
TOTAL SHORT POSITIONS
(Proceeds $(43,120,969)) (40,569,357)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.0%
(Cost $680,428,666) 686,633,889
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.0% (j) 84,881,274
NET ASSETS - 100.0% 771,515,163

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $38,277,595. In addition,
$4,781,071 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2022 amounted to $(5,415,922), which represents approximately (0.70)% of net assets of the fund.
(c) Represents 7-day effective yield as of March 31, 2022.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended March 31, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Represents less than 0.05% of net assets.
(i) Security fair valued using significant unobservable inputs (Level 3) as of March 31, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at March 31, 2022 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,660,817) (0.3) %
Consumer Discretionary (3,728,583) (0.5)
Consumer Staples (5,917,138) (0.8)
Energy 5,019,058 0.6
Financials 7,651,059 1.0
Health Care (5,122,139) (0.7)
Industrials 796,414 0.1
Information Technology (3,416,708) (0.4)
Materials 4,074,393 0.5
Utilities 1,395,317 0.2
Short-Term Investments 688,543,033 89.3
Total Investments In Securities
At Value 686,633,889 89.0
Other Assets in Excess of
Liabilities (j) 84,881,274 11.0
Net Assets
$ 771,515,163 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2022
Shares
Held At
3/31/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 33.5%
INVESTMENT COMPANIES - 33.5%
Limited Purpose
Cash Investment
Fund,
0.18% (1)^(a)
(Cost $258,216,893) $255,575,499 $521,119,595 $(518,447,788) $(30,400) $3,714 $258,220,620 258,349,795 $31,764 $–
^    No longer affiliated as of March 31, 2022.
(1) Level 1 security.
(a) Represents 7-day effective yield as of March 31, 2022.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Forward effective interest rate swap contracts outstanding as of March 31, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 0.50% Annual 9/23/2032 JPY 21,281,500,000 $ 4,965,053 $ (1,275,916) $ 3,689,137
Receive 1D SOFR Annual 1.00% Annual 9/23/2024 USD 15,800,000 335,506 172,262 507,768
Receive 1D SOFR Annual 1.25% Annual 6/15/2032 USD 27,100,000 1,134,954 1,058,574 2,193,528
Receive 1D SONIA Annual 2.00% Annual 9/23/2024 GBP 89,000,000 583,940 (54,942) 528,998
Receive 1D SONIA Annual 0.75% Annual 6/15/2032 GBP 12,900,000 83,764 1,325,994 1,409,758
Receive 1D SONIA Annual 0.75% Annual 9/21/2032 GBP 15,500,000 1,224,623 466,791 1,691,414
Receive 1D TONAR Annual 0.00% Annual 9/24/2024 JPY 54,693,100,000 101,473 344,540 446,013
Receive 1D TONAR Annual 0.00% Annual 9/23/2032 JPY 10,662,600,000 2,385,833 101,883 2,487,716
Receive 3M BA Qtrly 2.00% Semi 9/19/2024 CAD 12,500,000 69,015 139,872 208,887
Receive 3M BA Qtrly 1.75% Semi 6/14/2032 CAD 7,000,000 192,448 388,355 580,803
Receive 6M BBR Semi 2.50% Semi 6/10/2032 AUD 6,500,000 (117,342) 389,487 272,145
Receive 6M BBR Semi 2.00% Semi 6/10/2032 AUD 30,000,000 44,631 2,184,095 2,228,726
Receive 6M BBR Semi 2.50% Semi 9/09/2032 AUD 108,400,000 1,078,437 3,934,349 5,012,786
Receive 6M BBR Semi 3.00% Semi 9/09/2032 AUD 6,400,000 116,264 (26,255) 90,009
Receive 6M EURIBOR Semi 0.00% Annual 6/15/2032 EUR 33,100,000 1,162,206 3,149,474 4,311,680
Receive 6M EURIBOR Semi 0.25% Annual 9/21/2032 EUR 96,200,000 6,456,322 4,045,128 10,501,450
19,817,127 16,343,691 36,160,818
Pay 1D SOFR Annual 0.50% Annual 6/17/2024 USD 123,700,000 (2,901,057) (1,897,425) (4,798,482)
Pay 1D SOFR Annual 1.50% Annual 9/21/2032 USD 3,400,000 (157,643) (47,326) (204,969)
Pay 1D SONIA Annual 0.50% Annual 6/17/2024 GBP 56,600,000 (1,432,421) (939,495) (2,371,916)
Pay 1D SONIA Annual 1.00% Annual 9/23/2024 GBP 73,900,000 (1,883,287) (429,821) (2,313,108)
Pay 1D SONIA Annual 1.50% Annual 9/21/2032 GBP 19,200,000 (505,718) 117,460 (388,258)
Pay 3M BA Qtrly 1.25% Semi 6/13/2024 CAD 33,600,000 (573,740) (303,999) (877,739)
Pay 3M BA Qtrly 2.25% Semi 9/20/2032 CAD 1,900,000 (60,000) (35,583) (95,583)
Pay 3M BBR Qtrly 1.50% Qtrly 6/13/2024 AUD 171,900,000 (88,647) (2,451,799) (2,540,446)
Pay 3M BBR Qtrly 2.00% Qtrly 9/12/2024 AUD 491,900,000 (904,056) (5,314,636) (6,218,692)
Pay 6M EURIBOR Semi 0.50% Annual 6/17/2024 EUR 115,500,000 (1,573,012) (1,505,672) (3,078,684)
Pay 6M EURIBOR Semi 0.25% Annual 9/23/2024 EUR 474,000,000 (7,803,501) (4,593,834) (12,397,335)
(17,883,082) (17,402,130) (35,285,212)
$ 1,934,045 $ (1,058,439) $ 875,606
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 0.29%
1 Day Sterling Overnight Index Average (''SONIA''): 0.69%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.23%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 1.26%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.71%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.37%

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Total return swap contracts outstanding as of March 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/13/2022 BRL 22,872,010 $ 181,184
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/09/2022 KRW 7,496,850,000 141,971
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/17/2022 CHF 93,504,180 5,191,777
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/20/2022 TWD 243,349,200 270,472
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/20/2022 TWD 327,992,400 403,441
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/17/2022 PLN 2,165,000 27,011
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 06/15/2022 USD 2,084,550 14,119
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly CITI 06/15/2022 EUR 12,084,841 1,212,440
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly CITI 06/15/2022 MXN 60,253,057 175,599
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.80%)
Increases in
total return of
reference entity
Monthly CITI 06/15/2022 PLN 1,270,380 23,906

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 06/15/2022 EUR 1,192,274 $ 62,539
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 06/15/2022 CHF 19,705,408 1,546,937
9,251,396
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2022 HKD (71,073,450) (22,975)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2022 USD (1,999,161) (13,607)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/28/2022 USD (596,241) (4,318)
Tel Aviv Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/27/2022 ILS (9,297,888) (25,826)
MSCI Daily TR
Net Israel Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.80%) Monthly JPMC 06/15/2022 USD (254,734) (18,347)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.00%) Monthly CITI 06/15/2022 EUR (3,027,674) (294,554)
(379,627)
$ 8,871,769

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 289 4/2022 USD $ 30,261,190 $ 380,665
CAC 40 10 Euro Index 239 4/2022 EUR 17,602,014 591,633
IBEX 35 Index 205 4/2022 EUR 19,085,683 553,967
LME Copper Base Metal 2 4/2022 USD 518,376 35,745
LME Copper Base Metal 4 4/2022 USD 1,037,063 53,053
LME Copper Base Metal 6 4/2022 USD 1,555,875 65,006
LME Copper Base Metal 13 4/2022 USD 3,370,088 256,553
LME Copper Base Metal 14 4/2022 USD 3,629,714 152,689
LME Copper Base Metal 20 4/2022 USD 5,185,110 260,057
LME Copper Base Metal 23 4/2022 USD 5,961,543 503,676
LME Copper Base Metal 25 4/2022 USD 6,482,188 257,344
LME Copper Base Metal 29 4/2022 USD 7,518,294 514,717
LME Copper Base Metal 33 4/2022 USD 8,555,118 585,959
Natural Gas 275 4/2022 USD 15,515,500 2,087,581
OMXS30 Index 818 4/2022 SEK 18,139,305 (502,150)
SGX FTSE Taiwan Index 151 4/2022 USD 9,325,760 46,216
WTI Crude Oil 160 4/2022 USD 16,044,800 (1,528,016)
Corn 206 5/2022 USD 7,712,125 (21,230)
LME Copper Base Metal 1 5/2022 USD 259,263 9,835
LME Copper Base Metal 2 5/2022 USD 518,575 27,320
LME Copper Base Metal 5 5/2022 USD 1,296,730 39,217
LME Copper Base Metal 5 5/2022 USD 1,296,491 56,603
LME Copper Base Metal 8 5/2022 USD 2,074,300 86,154
LME Copper Base Metal 15 5/2022 USD 3,889,500 214,461
LME Copper Base Metal 24 5/2022 USD 6,223,500 363,637
LME Copper Base Metal 34 5/2022 USD 8,815,699 134,974
3 Month Euro Euribor 119 6/2022 EUR 33,026,126 (35,965)
ASX 90 Day Bank Accepted Bill 95 6/2022 AUD 70,979,988 (85,699)
ASX 90 Day Bank Accepted Bill 210 6/2022 AUD 156,903,132 (71,325)
Australia 10 Year Bond 1,464 6/2022 AUD 139,230,458 (4,880,917)
Canada 10 Year Bond 329 6/2022 CAD 34,314,530 (1,442,251)
FTSE 100 Index 78 6/2022 GBP 7,670,507 463,017
FTSE/JSE Top 40 Index 44 6/2022 ZAR 2,074,090 146,211
FTSE/MIB Index 333 6/2022 EUR 44,953,564 2,389,930
Japan 10 Year Bond 657 6/2022 JPY 809,026,368 (3,418,955)
KOSPI 200 Index 185 6/2022 KRW 13,954,560 255,232
LME Copper Base Metal 10 6/2022 USD 2,593,750 (14,714)
LME Copper Base Metal 10 6/2022 USD 2,593,750 19,290
LME Copper Base Metal 16 6/2022 USD 4,150,200 122,158
LME Copper Base Metal 17 6/2022 USD 4,410,353 168,808
LME Copper Base Metal 20 6/2022 USD 5,188,750 8,597
LME Copper Base Metal 21 6/2022 USD 5,447,663 124,107
LME Copper Base Metal 75 6/2022 USD 19,453,125 (96,372)
MEX BOLSA Index 3 6/2022 MXN 85,564 3,691
SET50 Index 1,140 6/2022 THB 6,971,657 73,787
SPI 200 Index 404 6/2022 AUD 56,525,011 3,013,390
TOPIX Index 509 6/2022 JPY 81,383,974 6,180,420
U.S. Treasury 10 Year Note 582 6/2022 USD 71,440,500 (231,751)
3 Month Euro Euribor 561 9/2022 EUR 155,291,199 (292,119)
3 Month SOFR 114 9/2022 USD 28,119,525 3,134
ASX 90 Day Bank Accepted Bill 57 9/2022 AUD 42,499,055 (130,746)
ASX 90 Day Bank Accepted Bill 1,511 9/2022 AUD 1,126,597,766 (1,630,845)
3 Month Euro Euribor 503 12/2022 EUR 138,735,338 (510,913)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SOFR 289 12/2022 USD $ 70,805,000 $ (41,965)
ASX 90 Day Bank Accepted Bill 1,595 12/2022 AUD 1,187,564,889 (2,162,367)
3 Month Euro Euribor 350 3/2023 EUR 96,124,137 (311,820)
3 Month SOFR 351 3/2023 USD 85,626,450 (88,046)
ASX 90 Day Bank Accepted Bill 1,272 3/2023 AUD 945,658,432 (1,282,405)
3 Month SOFR 341 6/2023 USD 82,901,363 (113,632)
1,354,631
Short Contracts
Amsterdam Exchange Index (33) 4/2022 EUR (5,286,178) (214,104)
FTSE Bursa Malaysia KLCI Index (17) 4/2022 MYR (319,906) 837
Hang Seng Index (323) 4/2022 HKD (45,337,023) (650,736)
HSCEI (75) 4/2022 HKD (3,600,494) (9,774)
LME Copper Base Metal (2) 4/2022 USD (518,376) (36,857)
LME Copper Base Metal (4) 4/2022 USD (1,037,063) (54,121)
LME Copper Base Metal (6) 4/2022 USD (1,555,875) (70,891)
LME Copper Base Metal (13) 4/2022 USD (3,370,088) (267,318)
LME Copper Base Metal (14) 4/2022 USD (3,629,714) (145,588)
LME Copper Base Metal (20) 4/2022 USD (5,185,110) (208,483)
LME Copper Base Metal (23) 4/2022 USD (5,961,543) (480,669)
LME Copper Base Metal (25) 4/2022 USD (6,482,188) (275,066)
LME Copper Base Metal (29) 4/2022 USD (7,518,294) (559,954)
LME Copper Base Metal (33) 4/2022 USD (8,555,118) (609,054)
MSCI Singapore Index (549) 4/2022 SGD (13,563,482) (210,729)
SGX NIFTY 50 Index (25) 4/2022 USD (876,825) (4,818)
LME Copper Base Metal (1) 5/2022 USD (259,263) (10,947)
LME Copper Base Metal (2) 5/2022 USD (518,575) (25,554)
LME Copper Base Metal (5) 5/2022 USD (1,296,491) (57,620)
LME Copper Base Metal (5) 5/2022 USD (1,296,730) (46,588)
LME Copper Base Metal (8) 5/2022 USD (2,074,300) (87,632)
LME Copper Base Metal (15) 5/2022 USD (3,889,500) (213,198)
LME Copper Base Metal (24) 5/2022 USD (6,223,500) (379,086)
LME Copper Base Metal (34) 5/2022 USD (8,815,699) (167,463)
Silver (130) 5/2022 USD (16,336,450) (876,158)
Soybean (383) 5/2022 USD (30,989,488) (673,839)
100 oz Gold (430) 6/2022 USD (84,022,000) (414,233)
3 Month Canadian Bankers Acceptance (57) 6/2022 CAD (11,187,757) 7,871
DAX Index (209) 6/2022 EUR (83,424,995) (2,231,481)
EURO STOXX 50 Index (1,295) 6/2022 EUR (54,768,059) (2,534,754)
Euro-Bund (623) 6/2022 EUR (109,347,480) 101,171
LME Copper Base Metal (10) 6/2022 USD (2,593,750) (28,776)
LME Copper Base Metal (10) 6/2022 USD (2,593,750) 18,724
LME Copper Base Metal (16) 6/2022 USD (4,150,200) (119,298)
LME Copper Base Metal (17) 6/2022 USD (4,410,353) (187,627)
LME Copper Base Metal (21) 6/2022 USD (5,447,663) (130,160)
LME Copper Base Metal (75) 6/2022 USD (19,453,125) 134,927
LME Copper Base Metal (221) 6/2022 USD (57,335,688) (1,387,514)
Long Gilt (1,875) 6/2022 GBP (299,118,105) 1,944,609
S&P 500 E-Mini Index (346) 6/2022 USD (78,381,975) (5,070,222)
3 Month Canadian Bankers Acceptance (374) 9/2022 CAD (72,895,073) 56,395
3 Month SONIA (39) 9/2022 GBP (12,629,415) (1,539)
3 Month SONIA (227) 9/2022 GBP (73,509,670) 496,797
3 Month Canadian Bankers Acceptance (396) 12/2022 CAD (76,878,135) 37,501
3 Month SONIA (179) 12/2022 GBP (57,680,664) 123,342
3 Month SONIA (1,047) 12/2022 GBP (337,383,547) 3,361,240
3 Month Canadian Bankers Acceptance (295) 3/2023 CAD (57,137,593) 31,729
3 Month SONIA (628) 3/2023 GBP (201,860,385) 2,359,694

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (636) 3/2023 GBP $ (204,431,855) $ 1,222,614
3 Month SONIA (1,062) 6/2023 GBP (340,682,516) 1,687,830
(6,856,570)
$ (5,501,939)
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 94,695,495 USD 69,002,359 CITI 6/15/2022 $ 1,947,898
AUD 94,695,494 USD 69,002,444 JPMC 6/15/2022 1,947,815
BRL 200,053,487 USD 38,120,989 CITI
**
6/15/2022 3,018,664
BRL 200,053,479 USD 38,121,035 JPMC
**
6/15/2022 3,018,615
CAD 29,753,179 USD 23,394,525 CITI 6/15/2022 400,774
CAD 29,753,171 USD 23,394,548 JPMC 6/15/2022 400,744
CLP 570,000 USD 706 CITI
**
6/15/2022 10
CLP 570,000 USD 706 JPMC
**
6/15/2022 10
CNY 30,627,032 USD 4,788,473 CITI
**
6/15/2022 10,471
CNY 30,627,030 USD 4,788,479 JPMC
**
6/15/2022 10,464
EUR 52,302,000 USD 57,799,029 CITI 6/15/2022 223,942
EUR 52,302,000 USD 57,799,102 JPMC 6/15/2022 223,868
HUF 737,667,000 USD 2,092,411 CITI 6/15/2022 105,953
HUF 737,667,000 USD 2,092,413 JPMC 6/15/2022 105,952
ILS 24,550,502 USD 7,605,458 CITI 6/15/2022 105,227
ILS 24,550,498 USD 7,605,467 JPMC 6/15/2022 105,218
INR 279,562,173 USD 3,645,271 CITI
**
6/15/2022 1,373
INR 279,562,173 USD 3,645,275 JPMC
**
6/15/2022 1,369
KRW 12,541,995,500 USD 10,217,337 CITI
**
6/15/2022 99,670
KRW 12,541,995,500 USD 10,217,350 JPMC
**
6/15/2022 99,657
MXN 81,604,171 USD 3,929,642 CITI 6/15/2022 119,217
MXN 81,604,170 USD 3,929,647 JPMC 6/15/2022 119,211
NOK 458,526,804 USD 51,323,861 CITI 6/15/2022 733,722
NOK 458,526,798 USD 51,323,925 JPMC 6/15/2022 733,656
NZD 54,469,930 USD 36,719,161 CITI 6/15/2022 983,377
NZD 54,469,927 USD 36,719,205 JPMC 6/15/2022 983,332
PLN 35,643,502 USD 8,077,366 CITI 6/15/2022 343,823
PLN 35,643,498 USD 8,077,376 JPMC 6/15/2022 343,811
SEK 427,834,047 USD 44,729,056 CITI 6/15/2022 858,994
SEK 427,834,046 USD 44,729,112 JPMC 6/15/2022 858,938
SGD 3,810,000 USD 2,806,667 CITI 6/15/2022 4,377
SGD 3,810,000 USD 2,806,671 JPMC 6/15/2022 4,374
TWD 345,000 USD 12,042 CITI
**
6/15/2022 46
TWD 345,000 USD 12,042 JPMC
**
6/15/2022 46
USD 1,036,855 BRL 5,022,000 CITI
**
6/15/2022 4,115
USD 1,036,854 BRL 5,022,000 JPMC
**
6/15/2022 4,114
USD 169,127 CAD 210,500 CITI 6/15/2022 779
USD 169,127 CAD 210,500 JPMC 6/15/2022 778
USD 284,465 CHF 261,044 CITI 6/15/2022 1,071
USD 284,465 CHF 261,044 JPMC 6/15/2022 1,070
USD 2,233,469 CNY 14,213,000 CITI
**
6/15/2022 6,436
USD 2,233,466 CNY 14,213,000 JPMC
**
6/15/2022 6,435
USD 822,113 DKK 5,386,212 CITI 6/15/2022 18,838

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 822,112 DKK 5,386,211 JPMC 6/15/2022 $ 18,837
USD 122,822,207 EUR 109,450,693 CITI 6/15/2022 1,399,425
USD 122,822,038 EUR 109,450,679 JPMC 6/15/2022 1,399,272
USD 121,058,551 GBP 90,916,376 CITI 6/15/2022 1,660,620
USD 121,058,399 GBP 90,916,375 JPMC 6/15/2022 1,660,469
USD 342,535 HUF 114,130,000 CITI 6/15/2022 2,409
USD 342,535 HUF 114,130,000 JPMC 6/15/2022 2,409
USD 2,565,683 INR 195,787,500 CITI
**
6/15/2022 11,806
USD 2,565,680 INR 195,787,500 JPMC
**
6/15/2022 11,803
USD 31,022,048 JPY 3,689,389,000 CITI 6/15/2022 657,396
USD 31,022,009 JPY 3,689,389,000 JPMC 6/15/2022 657,356
USD 43,132,720 KRW 51,778,809,984 CITI
**
6/15/2022 539,626
USD 43,132,666 KRW 51,778,809,976 JPMC
**
6/15/2022 539,572
USD 14,447,171 NOK 125,465,000 CITI 6/15/2022 202,847
USD 14,447,153 NOK 125,465,000 JPMC 6/15/2022 202,828
USD 5,405,578 PLN 22,228,499 CITI 6/15/2022 153,839
USD 5,405,570 PLN 22,228,496 JPMC 6/15/2022 153,832
USD 1,218 SEK 11,364 CITI 6/15/2022 7
USD 1,218 SEK 11,361 JPMC 6/15/2022 7
USD 2,762,686 SGD 3,722,250 CITI 6/15/2022 16,384
USD 2,762,682 SGD 3,722,249 JPMC 6/15/2022 16,381
USD 3,314,328 TWD 93,242,508 CITI
**
6/15/2022 47,301
USD 3,314,324 TWD 93,242,492 JPMC
**
6/15/2022 47,297
USD 571,595 ZAR 8,416,500 CITI 6/15/2022 1,017
USD 571,594 ZAR 8,416,500 JPMC 6/15/2022 1,016
ZAR 268,963,511 USD 17,455,852 CITI 6/15/2022 777,945
ZAR 268,963,489 USD 17,455,873 JPMC 6/15/2022 777,920
Total unrealized appreciation 28,917,875
AUD 14,765,000 USD 11,089,866 CITI 6/15/2022 (27,243)
AUD 14,765,000 USD 11,089,880 JPMC 6/15/2022 (27,257)
CHF 18,137,879 USD 19,806,524 CITI 6/15/2022 (115,656)
CHF 18,137,878 USD 19,806,548 JPMC 6/15/2022 (115,680)
CNY 105,059,224 USD 16,499,980 CITI
**
6/15/2022 (38,270)
CNY 105,059,214 USD 16,499,999 JPMC
**
6/15/2022 (38,290)
EUR 34,281,507 USD 38,915,465 CITI 6/15/2022 (884,130)
EUR 34,281,493 USD 38,915,498 JPMC 6/15/2022 (884,178)
GBP 35,445,000 USD 47,839,010 CITI 6/15/2022 (1,290,085)
GBP 35,445,000 USD 47,839,070 JPMC 6/15/2022 (1,290,145)
HUF 2,290,635,000 USD 7,031,621 CITI 6/15/2022 (205,167)
HUF 2,290,635,000 USD 7,031,630 JPMC 6/15/2022 (205,175)
INR 279,562,172 USD 3,668,678 CITI
**
6/15/2022 (22,034)
INR 279,562,172 USD 3,668,683 JPMC
**
6/15/2022 (22,038)
JPY 9,455,978,680 USD 82,236,751 CITI 6/15/2022 (4,411,532)
JPY 9,455,978,676 USD 82,236,854 JPMC 6/15/2022 (4,411,633)
KRW 4,854,773,000 USD 4,010,798 CITI
**
6/15/2022 (17,277)
KRW 4,854,773,000 USD 4,010,803 JPMC
**
6/15/2022 (17,281)
SEK 297,483,547 USD 31,884,162 CITI 6/15/2022 (185,669)
SEK 297,483,545 USD 31,884,202 JPMC 6/15/2022 (185,708)
SGD 2,001,500 USD 1,482,622 CITI 6/15/2022 (5,901)
SGD 2,001,500 USD 1,482,624 JPMC 6/15/2022 (5,903)
TWD 82,961,160 USD 2,977,870 CITI
**
6/15/2022 (71,078)
TWD 82,961,156 USD 2,978,059 JPMC
**
6/15/2022 (71,268)
USD 40,292,637 AUD 55,764,500 CITI 6/15/2022 (1,488,713)
USD 40,292,587 AUD 55,764,500 JPMC 6/15/2022 (1,488,764)
USD 12,401,035 BRL 63,940,503 CITI
**
6/15/2022 (747,899)
USD 12,401,018 BRL 63,940,497 JPMC
**
6/15/2022 (747,915)
USD 37,784,683 CAD 47,932,000 CITI 6/15/2022 (549,246)
USD 37,784,636 CAD 47,932,000 JPMC 6/15/2022 (549,292)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 19,739,075 CHF 18,436,001 CITI 6/15/2022 $ (275,442)
USD 19,739,048 CHF 18,435,999 JPMC 6/15/2022 (275,466)
USD 795,792 CLP 643,675,503 CITI
**
6/15/2022 (12,091)
USD 795,791 CLP 643,675,497 JPMC
**
6/15/2022 (12,092)
USD 12,594,241 CNY 80,666,000 CITI
**
6/15/2022 (45,298)
USD 12,594,226 CNY 80,666,000 JPMC
**
6/15/2022 (45,315)
USD 353,225 EUR 319,500 CITI 6/15/2022 (1,223)
USD 353,225 EUR 319,500 JPMC 6/15/2022 (1,224)
USD 25,196,900 GBP 19,244,000 CITI 6/15/2022 (75,706)
USD 25,196,868 GBP 19,244,000 JPMC 6/15/2022 (75,738)
USD 981,188 HUF 339,846,500 CITI 6/15/2022 (31,608)
USD 981,187 HUF 339,846,500 JPMC 6/15/2022 (31,609)
USD 25,851,321 ILS 83,384,047 CITI 6/15/2022 (337,475)
USD 25,851,288 ILS 83,384,044 JPMC 6/15/2022 (337,507)
USD 907,712 INR 70,310,500 CITI
**
6/15/2022 (9,427)
USD 907,711 INR 70,310,500 JPMC
**
6/15/2022 (9,428)
USD 16,679,371 JPY 2,043,672,000 CITI 6/15/2022 (140,593)
USD 16,679,351 JPY 2,043,672,000 JPMC 6/15/2022 (140,613)
USD 10,386,120 MXN 215,635,000 CITI 6/15/2022 (312,790)
USD 10,386,107 MXN 215,635,000 JPMC 6/15/2022 (312,803)
USD 20,067,420 NZD 29,875,501 CITI 6/15/2022 (611,553)
USD 20,067,394 NZD 29,875,499 JPMC 6/15/2022 (611,578)
USD 4,284,098 PLN 18,629,001 CITI 6/15/2022 (117,219)
USD 4,284,092 PLN 18,629,000 JPMC 6/15/2022 (117,225)
USD 33,544,896 SEK 323,088,364 CITI 6/15/2022 (881,931)
USD 33,544,854 SEK 323,088,364 JPMC 6/15/2022 (881,972)
USD 10,796,888 ZAR 167,444,505 CITI 6/15/2022 (554,649)
USD 10,796,873 ZAR 167,444,495 JPMC 6/15/2022 (554,662)
ZAR 1,917,000 USD 131,226 CITI 6/15/2022 (1,267)
ZAR 1,917,000 USD 131,226 JPMC 6/15/2022 (1,267)
Total unrealized depreciation (26,937,198)
Net unrealized appreciation $ 1,980,677
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Total Return Basket Swaps Outstanding at March 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.50% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
50-58 months
maturity ranging
from 04/17/2026
- 12/18/2026 $3,952,208 $39,901 $828 $40,729
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the WIBOR plus
or minus a specified spread
(-1.35% to 0.70%), which is
denominated in PLN based
on the local currencies of the
positions within the swap.
50-60 months
maturity ranging
from 04/17/2026
- 02/25/2027 $6,927,875 $(360,812) $(13,273) $(374,085)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-3.50% to 0.70%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
50-61 months
maturity ranging
from 04/17/2026
- 02/26/2027 $5,444,340 $57,980 $(13,685) $44,295
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JIBAR plus
or minus a specified spread
(-0.50%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
57 months
maturity
11/09/2026 $178,291 $(1,943) $101 $(1,842)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-9.34% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
09/26/2022
- 05/25/2023 $573,434,109 $(7,479,645) $(12,745,206) $(20,224,851)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 17,469 3,306,882 (102,368) 0.5
Alphabet, Inc. 1,031 2,867,572 (53,725) 0.3
Amdocs Ltd. 41,016 3,371,925 12,715 (0.1)
Amkor Technology, Inc. 122,558 2,661,960 (270,853) 1.3
APA Corp. 67,919 2,807,092 (13,584) 0.1
AutoNation, Inc. 31,405 3,127,310 (392,563) 1.9
Builders FirstSource , Inc. 65,351 4,217,754 (224,039) 1.1
Cognizant Technology Solutions Corp. 29,873 2,678,712 (54,966) 0.3
Emerson Electric Co. 26,690 2,616,954 (12,277) 0.1
Huntington Ingalls Industries, Inc. 16,541 3,298,937 (108,013) 0.5
LKQ Corp. 85,766 3,894,634 (33,449) 0.2
Macy's, Inc. 123,402 3,006,073 (225,826) 1.1
Meta Platforms, Inc. 19,244 4,279,096 10,392 (0.1)
Micron Technology, Inc. 43,359 3,377,233 (9,105) 0.0
Molina Healthcare, Inc. 8,006 2,670,722 (52,199) 0.3
Owens Corning 51,182 4,683,153 (116,695) 0.6
PDC Energy, Inc. 42,285 3,073,274 (109,205) 0.5
Quidel Corp. 31,242 3,513,475 101,849 (0.5)
Teradata Corp. 60,325 2,973,419 (64,548) 0.3
Textron, Inc. 57,415 4,270,528 (47,769) 0.2
Yelp, Inc. 114,737 3,913,679 (75,726) 0.4
Ziff Davis, Inc. 44,956 4,350,842 (91,261) 0.5
Short Positions
Common Stocks
Brazil
MercadoLibre , Inc. (2,344) (2,788,141) (54,264) 0.3
Taiwan
Sea Ltd., ADR (50,368) (6,033,583) (184,851) 0.9
United States
Advanced Drainage Systems, Inc. (29,039) (3,450,124) 51,980 (0.3)
Bill.com Holdings, Inc. (12,128) (2,750,509) (87,564) 0.4
Boeing Co. (The) (18,814) (3,602,881) (47,976) 0.2
Carvana Co. (23,367) (2,787,449) 215,677 (1.1)
Cheniere Energy, Inc. (29,824) (4,135,098) 317,626 (1.6)
CNX Resources Corp. (144,896) (3,002,245) 134,753 (0.7)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Dexcom , Inc. (5,522) (2,825,055) (169,139) 0.8
EQT Corp. (85,958) (2,957,815) (6,877) 0.0
Fastly , Inc. (152,046) (2,642,559) (106,432) 0.5
General Electric Co. (35,329) (3,232,604) 89,029 (0.4)
Guardant Health, Inc. (59,315) (3,929,026) (414,019) 2.0
HealthEquity , Inc. (43,162) (2,910,845) (134,234) 0.7
Hess Corp. (55,741) (5,966,517) 113,712 (0.6)
Honeywell International, Inc. (18,314) (3,563,538) 58,788 (0.3)
Insulet Corp. (15,262) (4,065,644) (220,536) 1.1
New Fortress Energy, Inc. (123,301) (5,253,856) (552,388) 2.7
NOV, Inc. (153,317) (3,006,546) 52,128 (0.3)
Oak Street Health, Inc. (139,946) (3,761,748) (194,525) 1.0
Plug Power, Inc. (133,362) (3,815,487) (88,019) 0.4
Progyny , Inc. (52,950) (2,721,630) (80,484) 0.4
R1 RCM, Inc. (125,267) (3,352,145) (170,363) 0.8
Roper Technologies, Inc. (5,525) (2,609,071) (35,194) 0.2
Sailpoint Technologies Holdings, Inc. (49,571) (2,537,044) (95,176) 0.5
Snap, Inc. (75,016) (2,699,826) (44,259) 0.2
Williams Cos., Inc. (The) (93,347) (3,118,723) 43,873 (0.2)
Wolfspeed , Inc. (29,926) (3,407,374) (34,714) 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.13% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
35-61 months
maturity
ranging from
01/13/2025
- 04/01/2027 $81,507,502 $(56,109) $207,774 $151,665
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 103,585 596,812 28,934 19.1
Aristocrat Leisure Ltd. 60,663 1,646,516 45,401 29.9
Atlas Arteria Ltd. 406,270 1,977,268 27,500 18.1
Aurizon Holdings Ltd. 1,383,053 3,801,522 196,619 129.6
BlueScope Steel Ltd. 158,352 2,462,389 197,208 130.0
Brambles Ltd. 330,993 2,442,610 46,473 30.6
carsales.com Ltd. 34,580 535,344 18,334 12.1
Cleanaway Waste Management Ltd. 426,605 978,520 90,118 59.4
Computershare Ltd. 20,165 370,614 55,075 36.3
Domino's Pizza Enterprises Ltd. 10,967 713,884 55,883 36.8
Fortescue Metals Group Ltd. 90,431 1,390,091 117,666 77.6
Harvey Norman Holdings Ltd. 452,022 1,801,317 13,583 9.0

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Incitec Pivot Ltd. 498,989 1,412,498 81,340 53.6
JB Hi-Fi Ltd. 97,207 3,929,125 317,229 209.2
Magellan Financial Group Ltd. 134,483 1,590,940 51,091 33.7
Qube Holdings Ltd. 1,367,312 3,186,325 164,535 108.5
Sonic Healthcare Ltd. 25,428 671,356 41,167 27.1
South32 Ltd. 387,636 1,473,513 44,221 29.2
Tabcorp Holdings Ltd. 776,930 3,095,371 188,983 124.6
Telstra Corp. Ltd. 529,460 1,564,268 8,676 5.7
Treasury Wine Estates Ltd. 91,217 787,936 9,363 6.2
Worley Ltd. 195,811 1,891,607 49,790 32.8
Short Positions
Common Stocks
Australia
Alumina Ltd. (831,979) (1,249,089) (22,775) (15.0)
APA Group (634,324) (5,041,508) (358,778) (236.6)
Boral Ltd. (219,644) (566,458) (30,302) (20.0)
Cochlear Ltd. (7,415) (1,238,016) (45,901) (30.3)
CSL Ltd. (3,821) (762,834) (26,939) (17.8)
Evolution Mining Ltd. (336,023) (1,109,047) 22,113 14.6
IDP Education Ltd. (169,926) (3,976,963) (337,906) (222.8)
IGO Ltd. (107,261) (1,121,226) (74,932) (49.4)
Insurance Australia Group Ltd. (632,815) (2,071,068) (48,244) (31.8)
Lynas Rare Earths Ltd. (209,950) (1,673,816) (119,471) (78.8)
Medibank Pvt Ltd. (1,186,866) (2,726,857) (13,279) (8.8)
NEXTDC Ltd. (83,514) (719,481) (33,935) (22.4)
Northern Star Resources Ltd. (112,163) (904,897) 12,818 8.5
Origin Energy Ltd. (82,854) (385,662) 3,821 2.5
Pilbara Minerals Ltd. (1,027,631) (2,427,810) (247,304) (163.1)
Qantas Airways Ltd. (427,969) (1,654,793) (153,794) (101.4)
QBE Insurance Group Ltd. (157,443) (1,350,124) (127,273) (83.9)
Ramsay Health Care Ltd. (10,427) (504,985) (33,928) (22.4)
REA Group Ltd. (9,847) (987,156) (39,552) (26.1)
Reece Ltd. (106,313) (1,496,839) (9,396) (6.2)
Santos Ltd. (106,956) (620,110) 1,781 1.2
SEEK Ltd. (71,260) (1,569,329) (105,991) (69.9)
Washington H Soul Pattinson & Co. Ltd. (30,489) (650,309) (78,897) (52.0)
Wesfarmers Ltd. (26,767) (1,004,421) (14,911) (9.8)
WiseTech Global Ltd. (11,239) (423,022) (16,833) (11.1)
Woolworths Group Ltd. (28,300) (785,745) (27,304) (18.0)
New Zealand
Xero Ltd. (23,689) (1,795,334) (74,711) (49.3)
United States
James Hardie Industries plc (37,459) (1,123,699) 70,148 46.3

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.03% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
35-61 months
maturity
ranging from
01/13/2025
- 03/24/2027 $173,500,302 $2,365,532 $(45,943) $2,319,589
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Agricultural Bank of China Ltd. 3,210,000 1,227,129 75,760 3.3
Bank of China Ltd. 3,317,000 1,323,668 100,039 4.3
Bank of Communications Co. Ltd. 2,010,000 1,438,993 133,107 5.7
BOC Hong Kong Holdings Ltd. 519,500 1,954,767 184,340 7.9
China Cinda Asset Management Co. Ltd. 6,821,000 1,162,070 4,158 0.2
China CITIC Bank Corp. Ltd. 4,345,000 2,192,585 223,760 9.6
China Coal Energy Co. Ltd. 3,025,000 2,274,552 248,266 10.7
China Hongqiao Group Ltd. 1,845,500 2,424,522 55,055 2.4
China Medical System Holdings Ltd. 925,000 1,442,627 (42,441) (1.8)
China Minsheng Banking Corp. Ltd. 3,562,000 1,336,119 26,697 1.2
China National Building Material Co. Ltd. 1,184,000 1,456,372 49,536 2.1
China Taiping Insurance Holdings Co. Ltd. 1,189,600 1,442,954 109,969 4.7
CSPC Pharmaceutical Group Ltd. 1,104,000 1,265,014 56,146 2.4
Kingboard Holdings Ltd. 240,000 1,157,554 140,647 6.1
New China Life Insurance Co. Ltd. 809,700 2,245,827 49,690 2.1
People's Insurance Co. Group of China Ltd. (The) 4,132,000 1,348,164 103,506 4.5
PICC Property & Casualty Co. Ltd. 1,134,000 1,154,747 73,582 3.2
Sinopharm Group Co. Ltd. 634,800 1,441,030 (15,839) (0.7)
Topsports International Holdings Ltd. 1,421,000 1,181,050 (66,709) (2.9)
Zoomlion Heavy Industry Science and Technology Co. Ltd. 1,842,600 1,163,305 114,598 4.9
Hong Kong
ASM Pacific Technology Ltd. 150,800 1,518,170 57,676 2.5
CK Asset Holdings Ltd. 381,872 2,610,260 187,752 8.1
Sun Hung Kai Properties Ltd. 158,500 1,885,751 82,118 3.5
Swire Pacific Ltd. 237,500 1,444,266 142,232 6.1
WH Group Ltd. 8,192,500 5,144,524 (127,440) (5.5)
Xinyi Glass Holdings Ltd. 726,000 1,740,705 20,026 0.9
United Kingdom
CK Hutchison Holdings Ltd. 1,051,000 7,685,343 582,227 25.1

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (886,600) (2,341,195) 188,375 8.1
BYD Co. Ltd. (49,000) (1,362,949) (167,741) (7.2)
China Merchants Bank Co. Ltd. (325,000) (2,529,939) (95,066) (4.1)
CITIC Securities Co. Ltd. (645,500) (1,479,552) (31,156) (1.3)
ESR Cayman Ltd. (749,800) (2,323,550) (129,608) (5.6)
Ganfeng Lithium Co. Ltd. (148,600) (2,090,634) (124,004) (5.3)
Haidilao International Holding Ltd. (767,000) (1,475,750) (85,954) (3.7)
Li Ning Co. Ltd. (143,000) (1,214,264) (87,767) (3.8)
Meituan (90,700) (1,718,215) 562 0.0
Microport Scientific Corp. (571,137) (1,270,662) (31,625) (1.4)
Postal Savings Bank of China Co. Ltd. (1,459,000) (1,174,856) (18,362) (0.8)
Shenzhou International Group Holdings Ltd. (102,900) (1,358,488) 17,035 0.7
ZhongAn Online P&C Insurance Co. Ltd. (681,200) (2,280,184) (259,668) (11.2)
Zijin Mining Group Co. Ltd. (828,000) (1,255,632) (23,417) (1.0)
Hong Kong
AIA Group Ltd. (480,400) (5,016,282) (629,278) (27.1)
Hong Kong & China Gas Co. Ltd. (4,103,716) (4,956,962) 1,005,342 43.3
Man Wah Holdings Ltd. (1,322,800) (1,430,913) (17,998) (0.8)
MTR Corp. Ltd. (217,695) (1,172,346) (60,802) (2.6)
Power Assets Holdings Ltd. (193,000) (1,257,790) (12,378) (0.5)
Techtronic Industries Co. Ltd. (112,500) (1,802,416) 9,612 0.4
Wharf Real Estate Investment Co. Ltd. (663,000) (3,276,720) (433,648) (18.7)
Macau
Galaxy Entertainment Group Ltd. (212,000) (1,254,485) (149,367) (6.4)
Sands China Ltd. (485,600) (1,155,233) 8,615 0.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.30% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
35-61 months
maturity
ranging from
01/14/2025
- 04/01/2027 $500,490,645 $(2,165,593) $1,606,290 $(559,303)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 137,500 5,493,865 714,488 (127.7)
Dai Nippon Printing Co. Ltd. 121,500 2,848,588 63,181 (11.3)
ENEOS Holdings, Inc. 928,200 3,470,285 127,268 (22.8)
Idemitsu Kosan Co. Ltd. 106,600 2,938,485 15,739 (2.8)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Iida Group Holdings Co. Ltd. 204,400 3,524,049 83,584 (14.9)
Japan Post Insurance Co. Ltd. 171,200 2,981,476 291,986 (52.2)
Kajima Corp. 243,400 2,961,379 31,296 (5.6)
Lion Corp. 249,300 2,778,489 (104,206) 18.6
Marubeni Corp. 258,400 3,000,595 330,525 (59.1)
Mazda Motor Corp. 397,200 2,919,657 560,709 (100.3)
Mitsubishi Electric Corp. 392,900 4,506,113 407,311 (72.8)
Mitsubishi HC Capital, Inc. 701,400 3,259,067 262,612 (47.0)
NIPPON EXPRESS HOLDINGS, Inc. 67,000 4,602,953 394,008 (70.4)
Nippon Telegraph & Telephone Corp. 104,000 3,021,606 144,393 (25.8)
Obayashi Corp. 438,400 3,217,740 101,109 (18.1)
Osaka Gas Co. Ltd. 324,200 5,555,550 (186,636) 33.4
Otsuka Holdings Co. Ltd. 81,400 2,812,190 222,813 (39.8)
Shimamura Co. Ltd. 37,100 3,297,406 196,300 (35.1)
Sojitz Corp. 185,900 3,057,358 145,925 (26.1)
Sumitomo Heavy Industries Ltd. 139,100 3,187,603 192,629 (34.4)
Suntory Beverage & Food Ltd. 111,100 4,234,595 156,380 (28.0)
Taisei Corp. 121,600 3,510,484 (8,741) 1.6
Tokyo Electric Power Co. Holdings, Inc. 1,478,400 4,880,178 859,615 (153.7)
Tokyo Gas Co. Ltd. 166,300 3,044,489 (103,789) 18.6
TOPPAN, Inc. 266,200 4,695,754 143,695 (25.7)
Tosoh Corp. 207,500 3,066,748 360,495 (64.5)
Toyota Tsusho Corp. 72,000 2,955,019 417,639 (74.7)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (171,500) (3,656,809) (1,188) 0.2
Daiichi Sankyo Co. Ltd. (177,300) (3,871,700) (383,710) 68.6
Daikin Industries Ltd. (23,800) (4,322,174) (357,467) 63.9
East Japan Railway Co. (49,300) (2,853,362) (281,394) 50.3
Harmonic Drive Systems, Inc. (87,700) (3,011,838) 112,522 (20.1)
Japan Airport Terminal Co. Ltd. (120,500) (5,488,509) (552,801) 98.8
Kakaku.com, Inc. (138,000) (3,081,921) (451,182) 80.7
Keyence Corp. (7,500) (3,477,770) (234,574) 41.9
Kobe Bussan Co. Ltd. (135,800) (4,179,206) 41,739 (7.5)
Lasertec Corp. (23,800) (3,959,465) (568,250) 101.6
M3, Inc. (163,900) (5,919,411) (224,551) 40.1
Marui Group Co. Ltd. (162,000) (2,964,141) (292,335) 52.3
Mercari , Inc. (116,800) (3,015,079) (127,673) 22.8
MonotaRO Co. Ltd. (212,900) (4,569,331) (527,648) 94.3
Nidec Corp. (45,200) (3,570,035) (325,467) 58.2
Odakyu Electric Railway Co. Ltd. (183,900) (3,048,095) (174,254) 31.2
Oriental Land Co. Ltd. (33,200) (6,354,658) (655,790) 117.3
Seven & i Holdings Co. Ltd. (58,200) (2,774,813) (177,051) 31.7
SoftBank Corp. (255,600) (2,981,092) 23,682 (4.2)
Sony Group Corp. (45,000) (4,629,407) (604,951) 108.2
Unicharm Corp. (157,100) (5,643,955) (545,599) 97.5
West Japan Railway Co. (70,000) (2,900,508) (249,105) 44.5
Yaskawa Electric Corp. (72,000) (2,806,197) (287,448) 51.4

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.27% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
35-61 months
maturity
ranging from
01/13/2025
- 04/01/2027 $854,596,577 $(5,901,420) $(2,022,661) $(7,924,081)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Liberty Global plc 169,077 4,380,785 158,932 (2.0)
United States
Alaska Air Group, Inc. 66,862 3,878,665 627,166 (7.9)
Archer-Daniels-Midland Co. 50,941 4,597,935 431,980 (5.5)
Arrow Electronics, Inc. 34,587 4,103,056 15,218 (0.2)
Bio-Rad Laboratories, Inc. 8,219 4,629,187 73,642 (0.9)
Brighthouse Financial, Inc. 66,529 3,436,888 326,657 (4.1)
Cracker Barrel Old Country Store, Inc. 30,526 3,624,352 90,526 (1.1)
Essential Utilities, Inc. 77,175 3,945,958 331,081 (4.2)
Greif, Inc. 53,456 3,477,847 368,312 (4.6)
International Paper Co. 98,416 4,541,898 391,696 (4.9)
Jabil, Inc. 66,738 4,119,737 405,100 (5.1)
Knight-Swift Transportation Holdings, Inc. 64,441 3,251,693 (96,662) 1.2
ManpowerGroup , Inc. 41,762 3,922,287 145,332 (1.8)
Molson Coors Beverage Co. 100,625 5,371,362 90,563 (1.1)
National Fuel Gas Co. 53,339 3,664,389 138,681 (1.8)
Nu Skin Enterprises, Inc. 87,488 4,188,925 (1,447) 0.0
Organon & Co. 107,696 3,761,821 (164,775) 2.1
Pfizer, Inc. 101,038 5,230,737 305,135 (3.9)
Regeneron Pharmaceuticals, Inc. 5,278 3,686,261 395,797 (5.0)
Ryder System, Inc. 40,533 3,215,483 (11,349) 0.1
Schneider National, Inc. 148,596 3,789,198 (26,747) 0.3
Texas Roadhouse, Inc. 41,856 3,504,603 231,045 (2.9)
Tyson Foods, Inc. 39,047 3,499,783 (39,437) 0.5
UGI Corp. 131,888 4,776,983 195,194 (2.5)
Vishay Intertechnology , Inc. 165,433 3,242,487 172,050 (2.2)
Werner Enterprises, Inc. 100,308 4,112,628 (197,607) 2.5
Westrock Co. 102,027 4,798,330 463,203 (5.8)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
10X Genomics, Inc. (57,723) (4,390,989) (322,672) 4.1
American Airlines Group, Inc. (237,231) (4,329,466) (937,062) 11.8
Aptiv plc (28,455) (3,406,348) (429,671) 5.4
Atmos Energy Corp. (30,574) (3,653,287) (223,496) 2.8
Ball Corp. (65,269) (5,874,210) (234,316) 3.0
Black Hills Corp. (44,673) (3,440,714) (298,862) 3.8
Cable One, Inc. (2,436) (3,566,889) (3,094) 0.0
CenterPoint Energy, Inc. (132,803) (4,069,084) (300,135) 3.8
Crown Holdings, Inc. (28,914) (3,616,852) (182,447) 2.3
Dominion Energy, Inc. (50,548) (4,295,064) (200,676) 2.5
Freshpet , Inc. (34,087) (3,498,690) 682 (0.0)
Iridium Communications, Inc. (92,171) (3,716,335) (9,217) 0.1
Liberty Broadband Corp. (30,630) (4,144,852) 64,017 (0.8)
Lyft, Inc. (92,676) (3,558,758) (55,606) 0.7
Madison Square Garden Sports Corp. (21,620) (3,877,763) (227,010) 2.9
NextEra Energy, Inc. (40,075) (3,394,753) (175,929) 2.2
Norwegian Cruise Line Holdings Ltd. (172,775) (3,780,317) (789,582) 10.0
ONE Gas, Inc. (48,386) (4,269,581) (212,898) 2.7
QuantumScape Corp. (200,253) (4,003,057) (797,007) 10.1
Royal Caribbean Cruises Ltd. (46,405) (3,887,811) (729,487) 9.2
Tesla, Inc. (4,122) (4,441,867) (901,193) 11.4
Uber Technologies, Inc. (120,252) (4,290,591) (502,653) 6.3
Visteon Corp. (29,475) (3,216,607) (57,399) 0.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.10% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
50-60 months
maturity
ranging from
04/20/2026
- 02/11/2027 $18,404,069 $(440,810) $44,690 $(396,120)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 34,886 782,497 108,701 (27.4)
South Africa
Absa Group Ltd. 17,849 231,437 27,485 (6.9)
African Rainbow Minerals Ltd. 39,662 776,683 38,415 (9.7)
Aspen Pharmacare Holdings Ltd. 82,157 1,116,773 83,116 (21.0)
Exxaro Resources Ltd. 83,252 1,258,752 94,916 (24.0)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa (continued)
Impala Platinum Holdings Ltd. 60,762 935,267 (123,498) 31.2
Kumba Iron Ore Ltd. 18,809 835,505 63,313 (16.0)
Mr Price Group Ltd. 2,351 34,712 2,746 (0.7)
MTN Group Ltd. 2,981 38,572 (624) 0.2
MultiChoice Group 135,213 1,218,930 95,289 (24.1)
Pepkor Holdings Ltd. 59,072 93,788 12,211 (3.1)
Shoprite Holdings Ltd. 67,973 1,097,125 13,290 (3.4)
Sibanye Stillwater Ltd. 328,119 1,319,358 (186,914) 47.2
SPAR Group Ltd. (The) 17,171 199,424 14,601 (3.7)
Standard Bank Group Ltd. 1,012 12,573 1,680 (0.4)
Tiger Brands Ltd. 4,996 55,353 3,031 (0.8)
Woolworths Holdings Ltd. 30,890 121,694 4,263 (1.1)
Short Positions
Common Stocks
South Africa
Anglo American Platinum Ltd. (18) (2,472) 221 (0.1)
Bidvest Group Ltd. (The) (32,196) (492,882) (16,613) 4.2
Capitec Bank Holdings Ltd. (12,084) (1,924,501) (252,507) 63.7
Clicks Group Ltd. (32,115) (679,223) (22,704) 5.7
Discovery Ltd. (143,922) (1,792,792) (280,570) 70.8
FirstRand Ltd. (92,662) (489,085) (75,734) 19.1
Naspers Ltd. (4,204) (474,809) 44,524 (11.2)
Nedbank Group Ltd. (15,001) (238,287) (15,079) 3.8
Northam Platinum Holdings Ltd. (29,658) (442,622) 61,285 (15.5)
Old Mutual Ltd. (200,085) (188,279) (14,762) 3.7
Rand Merchant Investment Holdings Ltd. (19,836) (70,846) (7,856) 2.0
Sanlam Ltd. (140,372) (691,055) (105,689) 26.7
Sasol Ltd. (28,281) (683,723) (1,888) 0.5
Vodacom Group Ltd. (9,594) (105,050) (5,459) 1.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.07% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
35-61 months
maturity
ranging from
02/25/2025
- 03/22/2027 $160,817,421 $(1,290,408) $53,274 $(1,237,134)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 280,279 3,753,046 335,815 (27.1)
Atco Ltd. 70,500 2,420,961 31,813 (2.6)
Bank of Montreal 19,199 2,259,221 (71,189) 5.8
Bank of Nova Scotia (The) 34,878 2,499,755 (86,507) 7.0
Canadian Imperial Bank of Commerce 19,781 2,401,125 (164,377) 13.3
Canadian Natural Resources Ltd. 30,037 1,859,908 (6,630) 0.5
Canadian Tire Corp. Ltd. 19,031 2,873,488 (33,457) 2.7
Capital Power Corp. 80,304 2,615,027 (47,989) 3.9
CI Financial Corp. 114,363 1,816,781 (58,102) 4.7
Empire Co. Ltd. 52,756 1,871,136 35,505 (2.9)
Fairfax Financial Holdings Ltd. 6,003 3,274,988 323,655 (26.2)
Finning International, Inc. 63,680 1,917,302 (57,634) 4.7
Imperial Oil Ltd. 49,453 2,393,238 231,936 (18.7)
Magna International, Inc. 29,966 1,923,826 68,045 (5.5)
Manulife Financial Corp. 110,826 2,363,413 78,759 (6.4)
National Bank of Canada 25,996 1,992,718 (86,000) 7.0
Nutrien Ltd. 16,475 1,702,915 68,029 (5.5)
Onex Corp. 32,770 2,196,113 (47,538) 3.8
Suncor Energy, Inc. 74,082 2,411,820 80,221 (6.5)
TFI International, Inc. 21,764 2,318,023 24,349 (2.0)
Tourmaline Oil Corp. 67,811 3,124,356 330,955 (26.8)
West Fraser Timber Co. Ltd. 63,300 5,208,205 (977,565) 79.0
Whitecap Resources, Inc. 205,942 1,703,348 19,423 (1.6)
Chile
Lundin Mining Corp. 201,993 2,047,155 52,720 (4.3)
United States
BRP, Inc. 20,178 1,652,138 218,102 (17.6)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (34,666) (1,648,517) 23,292 (1.9)
Canada
Agnico Eagle Mines Ltd. (36,604) (2,239,896) 18,286 (1.5)
Air Canada (150,695) (2,923,132) (132,178) 10.7
Algonquin Power & Utilities Corp. (351,342) (5,449,363) (89,789) 7.3
Ballard Power Systems, Inc. (300,631) (3,498,925) 1,513 (0.1)
BCE, Inc. (30,037) (1,665,051) (27,471) 2.2
Boralex , Inc. (70,610) (2,288,619) (87,938) 7.1
Brookfield Asset Management, Inc. (28,425) (1,607,070) (15,153) 1.2
CAE, Inc. (95,434) (2,484,040) (149,514) 12.1
Cameco Corp. (116,747) (3,400,199) (201,215) 16.3
Canadian Utilities Ltd. (51,038) (1,564,433) (61,209) 4.9
Dollarama , Inc. (26,555) (1,506,019) (9,110) 0.7
Element Fleet Management Corp. (179,053) (1,733,025) 86,714 (7.0)
Emera , Inc. (43,533) (2,157,933) (65,089) 5.3
Enbridge, Inc. (48,323) (2,224,524) (41,780) 3.4
Franco-Nevada Corp. (11,484) (1,827,482) (12,867) 1.0
GFL Environmental, Inc. (99,461) (3,234,879) (229,587) 18.6
Innergex Renewable Energy, Inc. (152,055) (2,417,993) (23,416) 1.9
Pembina Pipeline Corp. (59,770) (2,245,648) (59,931) 4.8
Ritchie Bros Auctioneers, Inc. (28,349) (1,674,431) 46,947 (3.8)
Rogers Communications, Inc. (49,654) (2,810,476) (110,513) 8.9
Shopify, Inc. (4,042) (2,733,584) (53,024) 4.3

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
TC Energy Corp. (39,152) (2,208,221) (50,064) 4.0
WSP Global, Inc. (25,661) (3,405,525) 67,918 (5.5)
United States
Brookfield Renewable Corp. (61,818) (2,699,886) (2,141) 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.05% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
01/22/2025
- 03/22/2027 $171,985,183 $(3,592,828) $(3,554,150) $(7,146,978)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 34,772 2,779,902 224,638 (3.1)
Italy
Coca-Cola HBC AG 215,440 4,493,200 (340,108) 4.8
Netherlands
Shell plc 99,181 2,718,424 149,740 (2.1)
South Africa
Anglo American plc 51,824 2,692,898 206,438 (2.9)
United Kingdom
ASOS plc 69,901 1,470,621 (98,292) 1.4
Aviva plc 243,484 1,440,674 78,674 (1.1)
BAE Systems plc 258,858 2,431,053 (27,893) 0.4
BP plc 597,660 2,929,958 41,472 (0.6)
British American Tobacco plc 65,426 2,747,710 58,995 (0.8)
Britvic plc 134,333 1,424,085 3,397 (0.0)
BT Group plc 1,447,731 3,451,840 27,504 (0.4)
Centrica plc 4,214,504 4,408,593 68,902 (1.0)
DCC plc 51,315 3,973,528 8,336 (0.1)
DS Smith plc 833,027 3,503,475 (177,231) 2.5
Imperial Brands plc 96,754 2,038,098 17,822 (0.2)
Inchcape plc 212,479 1,859,230 (124,989) 1.7
Kingfisher plc 831,066 2,773,805 (341,144) 4.8
Lloyds Banking Group plc 2,440,396 1,486,122 (52,369) 0.7
Marks & Spencer Group plc 849,962 1,715,530 (100,945) 1.4
Melrose Industries plc 897,283 1,455,519 (106,678) 1.5
Persimmon plc 50,011 1,402,377 (93,391) 1.3
Royal Mail plc 1,004,749 4,317,054 (481,865) 6.7
Tate & Lyle plc 168,257 1,612,932 5,433 (0.1)
Travis Perkins plc 158,826 2,561,192 (249,664) 3.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Vodafone Group plc 1,754,528 2,877,050 (32,414) 0.5
Short Positions
Common Stocks
United Kingdom
AstraZeneca plc (24,258) (3,216,927) (170,309) 2.4
AVEVA Group plc (39,534) (1,262,742) 64,359 (0.9)
Croda International plc (19,820) (2,038,918) (109,692) 1.5
Dechra Pharmaceuticals plc (28,981) (1,538,662) 68,418 (1.0)
Diageo plc (58,570) (2,970,939) (130,306) 1.8
Electrocomponents plc (109,955) (1,552,924) (75,429) 1.1
Experian plc (47,853) (1,843,567) 65,834 (0.9)
Halma plc (83,068) (2,717,745) 10,655 (0.1)
Hargreaves Lansdown plc (150,764) (1,987,193) 108,342 (1.5)
Informa plc (453,395) (3,552,358) 5,893 (0.1)
InterContinental Hotels Group plc (26,147) (1,768,443) 16,925 (0.2)
National Grid plc (294,747) (4,529,736) (119,853) 1.7
Ocado Group plc (136,917) (2,090,672) (102,822) 1.4
Prudential plc (336,193) (4,963,309) (229,892) 3.2
Reckitt Benckiser Group plc (79,745) (6,083,424) 7,282 (0.1)
RELX plc (66,487) (2,068,926) (67,889) 0.9
Rentokil Initial plc (554,267) (3,818,057) (121,514) 1.7
Rolls-Royce Holdings plc (2,652,951) (3,488,624) (208,578) 2.9
Severn Trent plc (38,028) (1,532,691) (68,877) 1.0
Smiths Group plc (67,243) (1,273,984) 37,328 (0.5)
Spirax-Sarco Engineering plc (8,874) (1,450,728) 49,881 (0.7)
St James's Place plc (87,216) (1,644,318) 26,295 (0.4)
Weir Group plc (The) (85,240) (1,819,013) 256,065 (3.6)
Whitbread plc (47,054) (1,751,992) (23,448) 0.3
United States
Ferguson plc (12,476) (1,690,247) 105,364 (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
35-58 months
maturity
ranging from
02/25/2025
- 12/14/2026 $22,658,595 $508,863 $(7,988) $500,875
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 351,000 1,215,592 21,628 4.3
Yangzijiang Shipbuilding Holdings Ltd. 4,606,700 5,173,442 577,028 115.2
Singapore
DBS Group Holdings Ltd. 43,700 1,145,037 25,413 5.1
Genting Singapore Ltd. 3,812,600 2,278,746 112,372 22.4
Oversea-Chinese Banking Corp. Ltd. 131,600 1,193,856 15,007 3.0
Singapore Airlines Ltd. 167,700 675,862 32,354 6.5
United Overseas Bank Ltd. 54,400 1,272,851 (15,636) (3.1)
Venture Corp. Ltd. 102,100 1,315,768 58,328 11.6
Short Positions
Common Stocks
Singapore
City Developments Ltd. (471,700) (2,726,766) (171,942) (34.3)
Keppel Corp. Ltd. (236,600) (1,115,627) (35,052) (7.0)
SATS Ltd. (62,700) (199,840) (15,670) (3.1)
Singapore Technologies Engineering Ltd. (351,900) (1,065,923) (19,541) (3.9)
Singapore Telecommunications Ltd. (1,626,700) (3,158,644) (73,922) (14.8)
UOL Group Ltd. (23,300) (120,641) (1,504) (0.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.85% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
ranging from
04/18/2022
- 03/22/2024 $78,363,030 $(581,590) $714,056 $132,466
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
CJ Corp. 9,496 656,851 5,474 4.1
CJ ENM Co. Ltd. 12,791 1,376,905 (3,211) (2.4)
DB Insurance Co. Ltd. 12,358 711,593 27,150 20.5
Doosan Bobcat, Inc. 21,051 669,006 (19,308) (14.6)
E-MART, Inc. 16,726 1,931,725 24,103 18.2
Hana Financial Group, Inc. 30,683 1,220,360 (22,065) (16.7)
Hankook Tire & Technology Co. Ltd. 44,855 1,238,443 (16,577) (12.5)
HMM Co. Ltd. 56,751 1,351,898 (54,363) (41.0)
Hyundai Engineering & Construction Co. Ltd. 25,663 1,004,685 (1,831) (1.4)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Hyundai Glovis Co. Ltd. 6,721 1,059,769 31,283 23.6
Hyundai Mobis Co. Ltd. 5,676 1,000,398 20,051 15.1
Industrial Bank of Korea 115,013 1,022,054 (6,575) (5.0)
Kia Corp. 31,698 1,919,890 57,673 43.5
Korea Investment Holdings Co. Ltd. 12,808 822,836 20,990 15.8
Korea Zinc Co. Ltd. 1,742 838,514 (7,651) (5.8)
Kumho Petrochemical Co. Ltd. 16,324 2,068,829 (20,643) (15.6)
LG Corp. 14,214 892,613 27,236 20.6
LG Display Co. Ltd. 59,070 995,751 (260) (0.2)
LG Electronics, Inc. 12,335 1,213,312 (6,271) (4.7)
Lotte Chemical Corp. 7,834 1,344,554 62,189 46.9
Lotte Shopping Co. Ltd. 11,838 929,641 6,884 5.2
NH Investment & Securities Co. Ltd. 96,960 906,629 3,658 2.8
POSCO Holdings, Inc. 9,025 2,164,860 (52,976) (40.0)
Samsung Life Insurance Co. Ltd. 28,510 1,543,918 56,135 42.4
Samsung SDS Co. Ltd. 6,721 762,501 42,837 32.3
Samsung Securities Co. Ltd. 21,158 726,570 2,641 2.0
Shinhan Financial Group Co. Ltd. 24,460 830,875 26,079 19.7
SK Telecom Co. Ltd. 28,103 1,314,047 (308) (0.2)
Woori Financial Group, Inc. 248,004 3,108,409 35,703 27.0
Short Positions
Common Stocks
South Korea
Alteogen , Inc. (23,356) (1,078,771) 11,655 8.8
Celltrion Healthcare Co. Ltd. (30,952) (1,648,748) (41,024) (31.0)
Ecopro BM Co. Ltd. (3,481) (1,124,947) (25,022) (18.9)
HYBE Co. Ltd. (4,161) (1,051,585) (23,925) (18.1)
Hyundai Motor Co. (9,881) (1,457,852) (47,150) (35.6)
Iljin Materials Co. Ltd. (19,548) (1,540,567) (108,250) (81.7)
Kakao Corp. (15,585) (1,354,626) (11,918) (9.0)
KB Financial Group, Inc. (16,314) (817,558) (2,360) (1.8)
Korea Aerospace Industries Ltd. (24,614) (854,032) 22,479 17.0
L&F Co. Ltd. (12,788) (2,353,285) (249,495) (188.3)
LG Chem Ltd. (4,222) (1,844,873) (22,701) (17.1)
LG Household & Health Care Ltd. (1,429) (1,008,034) 8,535 6.4
NAVER Corp. (4,052) (1,126,168) (19,037) (14.4)
Pearl Abyss Corp. (13,078) (1,063,339) 66,601 50.3
POSCO Chemical Co. Ltd. (31,256) (3,072,888) (59,489) (44.9)
Samsung Biologics Co. Ltd. (2,035) (1,382,736) (15,216) (11.5)
Samsung Heavy Industries Co. Ltd. (311,272) (1,449,405) 3,836 2.9
Samsung SDI Co. Ltd. (3,130) (1,523,339) (133,940) (101.1)
SK Innovation Co. Ltd. (13,752) (2,412,472) (124,372) (93.9)
SK, Inc. (6,793) (1,346,157) (8,458) (6.4)
SKC Co. Ltd. (14,711) (1,849,727) (99,495) (75.1)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
2-52 months
maturity
05/18/2022 $70,630,748 $(377,281) $(125,578) $(502,859)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams -OSRAM AG 104,933 1,606,210 77,016 (15.3)
Switzerland
Adecco Group AG (Registered) 89,295 4,050,561 (87,116) 17.3
Baloise Holding AG (Registered) 5,390 962,636 32,534 (6.5)
BKW AG 14,065 1,761,674 46,331 (9.2)
Bucher Industries AG (Registered) 2,158 872,284 (11,766) 2.3
Cie Financiere Richemont SA 6,865 870,172 (3,144) 0.6
Credit Suisse Group AG (Registered) 105,723 832,264 (23,222) 4.6
DKSH Holding AG 16,887 1,422,259 (28,889) 5.7
dormakaba Holding AG 1,787 916,583 (43,135) 8.6
Flughafen Zurich AG (Registered) 8,971 1,610,177 35,083 (7.0)
Georg Fischer AG (Registered) 449 536,495 (18,495) 3.7
Helvetia Holding AG (Registered) 8,029 1,048,201 13,173 (2.6)
Holcim Ltd. 3,632 176,649 (6,127) 1.2
Julius Baer Group Ltd. 10,445 604,708 12,120 (2.4)
Kuehne + Nagel International AG (Registered) 6,345 1,801,531 (180,065) 35.8
Novartis AG (Registered) 17,563 1,541,883 9,626 (1.9)
OC Oerlikon Corp. AG (Registered) 44,227 352,443 (8,269) 1.6
Roche Holding AG 3,325 1,315,576 6,887 (1.4)
SGS SA (Registered) 179 497,646 (18,879) 3.8
Sonova Holding AG (Registered) 1,488 621,595 51,571 (10.3)
Sulzer AG (Registered) 8,836 733,969 (5,432) 1.1
Swatch Group AG (The) 11,211 3,178,587 57,509 (11.4)
Swiss Life Holding AG (Registered) 244 156,357 2,421 (0.5)
Swisscom AG (Registered) 3,730 2,241,008 (5,311) 1.1
Tecan Group AG (Registered) 4,361 1,724,079 139,972 (27.8)
UBS Group AG (Registered) 88,702 1,733,353 93,241 (18.5)
Zurich Insurance Group AG 910 449,449 14,973 (3.0)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (6,215) (492,389) (10,171) 2.0
Bachem Holding AG (Registered) (4,375) (2,407,749) 265,772 (52.9)
Banque Cantonale Vaudoise (Registered) (11,252) (973,511) (53,779) 10.7
Barry Callebaut AG (Registered) (280) (656,447) (9,083) 1.8
Belimo Holding AG (Registered) (3,544) (1,876,973) (76,768) 15.3
Chocoladefabriken Lindt & Spruengli AG (174) (2,070,934) (99,441) 19.8
Clariant AG (Registered) (28,817) (500,062) 8,632 (1.7)
Dufry AG (Registered) (77,322) (3,253,535) (118,934) 23.7
EMS- Chemie Holding AG (Registered) (1,705) (1,656,927) (39,766) 7.9
Geberit AG (Registered) (2,602) (1,604,020) 56,732 (11.3)
Givaudan SA (Registered) (563) (2,326,843) (14,162) 2.8
Idorsia Ltd. (142,031) (2,837,276) (177,915) 35.4
Logitech International SA (Registered) (32,994) (2,452,514) (17,450) 3.5
Lonza Group AG (Registered) (1,961) (1,420,948) (12,888) 2.6
Nestle SA (Registered) (11,065) (1,438,657) (14,634) 2.9
Partners Group Holding AG (1,032) (1,277,825) 60,309 (12.0)
Schindler Holding AG (2,945) (631,026) 32,132 (6.4)
SIG Combibloc Group AG (206,822) (5,213,956) (268,279) 53.4
Sika AG (Registered) (4,348) (1,438,553) 21,515 (4.3)
Straumann Holding AG (Registered) (282) (450,266) (19,817) 3.9
Temenos AG (Registered) (3,223) (310,020) 2,454 (0.5)
VAT Group AG (3,799) (1,446,428) (40,417) 8.0
United States
Swiss Re AG (1,920) (182,772) (4,678) 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.66% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24 months
maturity
02/21/2024 $39,404,447 $(1,451,179) $(1,895,799) $(3,346,978)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,168 6,514,761 (963,233) 28.8
Carlsberg A/S 23,735 2,913,744 190,921 (5.7)
Demant A/S 5,980 270,624 37,565 (1.1)
GN Store Nord A/S 4,313 211,408 7,299 (0.2)
H Lundbeck A/S 68,357 1,575,016 (40,774) 1.2

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
ISS A/S 152,718 2,714,037 100,590 (3.0)
Jyske Bank A/S (Registered) 3,843 208,885 16,911 (0.5)
Novo Nordisk A/S 7,223 801,147 12,908 (0.4)
Pandora A/S 11,723 1,116,784 88,028 (2.6)
ROCKWOOL International A/S 1,668 550,623 (7,137) 0.2
Royal Unibrew A/S 5,522 515,896 12,263 (0.4)
Short Positions
Common Stocks
Denmark
Ambu A/S (45,872) (675,289) (36,797) 1.1
Chr Hansen Holding A/S (26,973) (1,980,546) (100,343) 3.0
Coloplast A/S (1,885) (285,462) (24,557) 0.7
Danske Bank A/S (17,744) (295,173) (2,885) 0.1
DSV A/S (13,978) (2,678,962) (30,248) 0.9
Genmab A/S (5,063) (1,828,518) (134,422) 4.0
Novozymes A/S (26,658) (1,827,784) (225,327) 6.7
Orsted A/S (41,255) (5,163,951) (77,151) 2.3
SimCorp A/S (6,349) (465,576) 24,715 (0.7)
Tryg A/S (142,678) (3,469,172) (301,534) 9.0
Vestas Wind Systems A/S (113,895) (3,341,089) 2,029 (0.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
7-61 months
maturity
11/11/2022 $352,475,906 $(3,413,330) $618,074 $(2,795,256)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 184,622 3,437,917 (74,574) 2.7
Finland
Nokia OYJ 562,527 3,097,849 93,364 (3.3)
France
AXA SA 81,785 2,394,201 77,392 (2.8)
Bouygues SA 121,639 4,245,697 (188,715) 6.8
Carrefour SA 119,435 2,599,153 210,741 (7.5)
Cie de Saint-Gobain 88,666 5,275,662 (412,722) 14.8
Electricite de France SA 560,231 5,258,438 (507,929) 18.2
Engie SA 344,775 4,532,758 (70,782) 2.5

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Orange SA 318,307 3,769,169 8,347 (0.3)
Rexel SA 138,463 2,955,884 (66,597) 2.4
Rubis SCA 99,899 2,936,319 (28,322) 1.0
TotalEnergies SE 77,039 3,898,139 (23,138) 0.8
Germany
Covestro AG 49,833 2,509,361 (104,681) 3.7
Deutsche Bank AG (Registered) 217,191 2,735,346 115,826 (4.1)
Deutsche Post AG (Registered) 53,148 2,537,917 (192,111) 6.9
ProSiebenSat.1 Media SE 300,690 3,830,101 (270,603) 9.7
Netherlands
Aegon NV 454,626 2,410,033 243,598 (8.7)
ASR Nederland NV 108,423 5,061,828 107,699 (3.9)
Koninklijke Ahold Delhaize NV 146,513 4,712,666 59,184 (2.1)
NN Group NV 66,215 3,355,695 125,138 (4.5)
Randstad NV 47,697 2,869,209 (230,306) 8.2
Signify NV 87,757 4,082,227 (242,471) 8.7
Spain
Acerinox SA 284,545 3,116,699 (79,412) 2.8
Mapfre SA 1,327,235 2,776,055 52,547 (1.9)
Repsol SA 470,940 6,168,938 181,164 (6.5)
Telefonica SA 760,633 3,686,225 160,366 (5.7)
Short Positions
Common Stocks
China
Prosus NV (59,209) (3,193,014) 157,507 (5.6)
Finland
Elisa OYJ (65,660) (3,959,741) (170,198) 6.1
France
Accor SA (80,387) (2,590,011) (73,544) 2.6
Aeroports de Paris (19,322) (2,889,377) (172,744) 6.2
Airbus SE (20,247) (2,443,175) (40,911) 1.5
Alstom SA (109,090) (2,552,585) (21,317) 0.8
Dassault Systemes SE (55,991) (2,750,762) (2,407) 0.1
Getlink SE (148,449) (2,673,516) (47,191) 1.7
Pernod Ricard SA (17,514) (3,848,021) (211,030) 7.5
Remy Cointreau SA (15,363) (3,168,267) (115,965) 4.1
Safran SA (35,693) (4,202,334) 15,828 (0.6)
Sartorius Stedim Biotech (15,029) (6,153,093) (255,270) 9.1
Germany
Deutsche Lufthansa AG (Registered) (400,843) (3,232,591) (111,965) 4.0
MTU Aero Engines AG (12,542) (2,900,714) 60,234 (2.2)
RWE AG (89,762) (3,908,464) (198,715) 7.1
Sartorius AG (5,784) (2,552,734) (46,863) 1.7
Netherlands
Argenx SE (12,183) (3,811,711) (155,496) 5.6
IMCD NV (14,501) (2,473,761) (31,373) 1.1
Spain
Aena SME SA (14,967) (2,495,004) (149,887) 5.4
Amadeus IT Group SA (67,722) (4,403,156) (247,659) 8.9
Cellnex Telecom SA (166,343) (8,005,158) (73,735) 2.6
Ferrovial SA (246,747) (6,562,203) 465,559 (16.7)
Naturgy Energy Group SA (128,752) (3,857,342) (379,210) 13.6
Siemens Gamesa Renewable Energy SA (202,867) (3,558,134) 428,103 (15.3)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
24 months
maturity
02/21/2024 $20,803,776 $941,267 $921,845 $1,863,112
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 59,637 2,982,359 86,697 4.7
Norway
Equinor ASA 103,516 3,864,942 525,389 28.2
Leroy Seafood Group ASA 31,925 292,839 22,986 1.2
Norsk Hydro ASA 229,230 2,227,171 227,791 12.2
Orkla ASA 35,793 318,003 2,394 0.1
United Kingdom
Subsea 7 SA 143,775 1,335,786 140,591 7.5
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (12,488) (837,613) (30,772) (1.7)
France
Adevinta ASA (38,408) (350,634) 23,393 1.3
Norway
Gjensidige Forsikring ASA (34,221) (848,585) (8,358) (0.4)
Mowi ASA (18,347) (494,193) (28,741) (1.5)
Salmar ASA (15,362) (1,214,353) (76,049) (4.1)
Schibsted ASA (101,392) (2,499,059) 237,752 12.8
Telenor ASA (23,116) (331,704) 11,787 0.6
TOMRA Systems ASA (62,856) (3,206,535) (193,593) (10.4)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
23-24 months
maturity
02/21/2024 $68,911,388 $(2,289,130) $(1,178,253) $(3,467,383)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 51,372 1,304,179 88,211 (2.5)
Finland
Nordea Bank Abp 7,436 76,531 (6,480) 0.2
Sweden
Axfood AB 1,292 42,075 3,849 (0.1)
BillerudKorsnas AB 167,380 2,480,400 187,310 (5.4)
Boliden AB 42,197 2,128,637 224,522 (6.5)
Electrolux AB 139,519 2,111,272 (272,719) 7.9
Elekta AB 123,468 972,417 9 (0.0)
Essity AB 144,575 3,411,830 (124,009) 3.6
Getinge AB 50,271 2,002,745 143,764 (4.1)
H & M Hennes & Mauritz AB 81,041 1,088,190 (139,341) 4.0
Husqvarna AB 71,792 748,915 (90,051) 2.6
Saab AB 76,053 2,747,009 (147,938) 4.3
Securitas AB 375,952 4,241,236 (248,261) 7.2
Skanska AB 16,956 379,343 (29,177) 0.8
SKF AB 76,308 1,244,275 (83,383) 2.4
SSAB AB 281,048 1,871,376 148,323 (4.3)
SSAB AB 139,467 969,064 42,568 (1.2)
Svenska Handelsbanken AB 41,153 378,420 (24,371) 0.7
Swedbank AB 31,152 465,275 (13,879) 0.4
Swedish Orphan Biovitrum AB 25,692 608,224 76,845 (2.2)
Telefonaktiebolaget LM Ericsson 270,857 2,469,009 68,535 (2.0)
Telia Co. AB 462,954 1,856,312 55,837 (1.6)
Trelleborg AB 35,986 833,162 129,580 (3.7)
Volvo AB 28,809 537,442 4,248 (0.1)
Short Positions
Common Stocks
Sweden
AAK AB (38,846) (719,924) (42,490) 1.2
Alfa Laval AB (20,368) (700,607) (24,778) 0.7
Assa Abloy AB (65,826) (1,769,376) (27,820) 0.8
Atlas Copco AB (18,488) (959,638) 12,336 (0.4)
Beijer Ref AB (98,605) (1,785,882) (207,958) 6.0
Embracer Group AB (38,688) (322,935) (28,492) 0.8

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Epiroc AB (57,123) (1,221,796) 40,601 (1.2)
EQT AB (97,781) (3,813,294) (766,682) 22.1
Evolution AB (8,295) (843,886) 7,694 (0.2)
Hexagon AB (134,614) (1,886,050) (113,134) 3.3
Holmen AB (42,917) (2,395,564) (55,052) 1.6
Indutrade AB (28,549) (717,984) (100,295) 2.9
Lifco AB (108,078) (2,743,625) (244,531) 7.1
Nibe Industrier AB (385,825) (4,276,699) (380,061) 11.0
Sandvik AB (5,418) (115,094) 7,175 (0.2)
Sinch AB (15,555) (105,501) 21,688 (0.6)
Svenska Cellulosa AB SCA (169,081) (3,283,161) (133,961) 3.9
Sweco AB (71,972) (1,046,376) (27,078) 0.8
Swedish Match AB (422,519) (3,177,357) (44,065) 1.3
Tele2 AB (136,235) (2,059,301) (176,219) 5.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-6.25% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
13-24 months
maturity
ranging from
04/19/2023
- 04/20/2023 $58,498,088 $(1,358,012) $(51,910) $(1,409,922)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 260,500 1,898,604 151,040 (10.7)
Braskem SA 120,200 1,118,421 12,721 (0.9)
Cia Siderurgica Nacional SA 143,400 784,008 49,485 (3.5)
Petroleo Brasileiro SA 227,900 1,601,171 240,631 (17.1)
TIM SA 505,600 1,464,430 111,172 (7.9)
Via S/A 1,078,100 944,262 207,220 (14.7)
Vibra Energia SA 155,100 761,647 73,127 (5.2)
Taiwan
ASE Technology Holding Co. Ltd. 197,000 702,003 (21,559) 1.5
AU Optronics Corp. 2,572,000 1,754,249 (185,296) 13.1
Catcher Technology Co. Ltd. 281,000 1,409,732 (56,161) 4.0
Cathay Financial Holding Co. Ltd. 287,000 640,624 (2,055) 0.1
Compal Electronics, Inc. 427,000 397,764 (8,356) 0.6
Evergreen Marine Corp. Taiwan Ltd. 70,000 325,371 (38,552) 2.7
Far EasTone Telecommunications Co. Ltd. 141,000 361,280 (6,491) 0.5
Formosa Chemicals & Fibre Corp. 139,000 381,509 (15,085) 1.1
Formosa Plastics Corp. 104,000 384,650 (10,259) 0.7
Hon Hai Precision Industry Co. Ltd. 131,000 481,010 (2,472) 0.2

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
Innolux Corp. 3,637,000 2,106,416 (171,801) 12.2
Nanya Technology Corp. 794,000 1,894,070 (196,691) 14.0
Novatek Microelectronics Corp. 48,000 705,778 (88,569) 6.3
Pegatron Corp. 731,000 1,840,703 (50,394) 3.6
Pou Chen Corp. 818,000 895,508 (10,182) 0.7
Winbond Electronics Corp. 626,000 670,508 (104,793) 7.4
Yang Ming Marine Transport Corp. 225,000 964,609 (97,346) 6.9
United States
JBS SA 266,600 2,084,733 127,942 (9.1)
Short Positions
Common Stocks
Brazil
B3 SA - Brasil Bolsa Balcao (393,000) (1,296,779) (212,256) 15.1
Banco BTG Pactual SA (228,300) (1,248,660) (109,169) 7.7
Banco Inter SA (462,400) (2,058,974) (364,316) 25.8
Cosan SA (249,200) (1,237,874) (151,910) 10.8
Equatorial Energia SA (64,206) (366,945) (32,458) 2.3
Localiza Rent a Car SA (61,000) (782,832) (121,592) 8.6
Natura & Co. Holding SA (115,900) (634,145) (62,359) 4.4
Rumo SA (202,700) (789,760) (122,532) 8.7
Suzano SA (119,000) (1,378,446) 76,662 (5.4)
WEG SA (127,700) (935,277) (96,096) 6.8
China
Silergy Corp. (4,000) (469,003) (20,442) 1.4
Taiwan
Advantech Co. Ltd. (113,000) (1,447,939) 73,889 (5.2)
ASMedia Technology, Inc. (20,000) (1,336,236) (26,750) 1.9
Chailease Holding Co. Ltd. (157,600) (1,382,361) (34,487) 2.4
China Development Financial Holding Corp. (1,368,000) (907,963) (2,620) 0.2
China Steel Corp. (490,000) (660,638) 14,925 (1.1)
E.Sun Financial Holding Co. Ltd. (2,184,318) (2,506,080) (110,757) 7.9
Formosa Petrochemical Corp. (188,000) (617,038) 23,440 (1.7)
Hotai Motor Co. Ltd. (16,000) (331,694) (2,371) 0.2
Mega Financial Holding Co. Ltd. (552,000) (824,249) (39,691) 2.8
Oneness Biotech Co. Ltd. (108,000) (805,622) 40,178 (2.8)
Quanta Computer, Inc. (111,000) (339,932) 24,037 (1.7)
Unimicron Technology Corp. (89,000) (758,587) (46,373) 3.3
Win Semiconductors Corp. (91,000) (837,436) 120,066 (8.5)
Wiwynn Corp. (52,000) (1,834,373) 29,427 (2.1)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 78.0%
INVESTMENT COMPANIES - 31.1%
Limited Purpose Cash Investment
Fund, 0.18% (1)(a)
(Cost $3,474,986) 3,476,813 3,475,074
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.9%
U.S. Treasury Bills
0.21%, 6/30/2022 (b) $ 4,397,000 4,391,380
0.37%, 7/21/2022 (b) 212,000 211,569
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 46.9% (continued)
0.77%, 8/18/2022 (b) $ 482,000 480,431
1.06%, 9/29/2022 (b) 171,000 170,134
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,257,117) 5,253,514
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,732,103) 8,728,588
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 78.0%
(Cost $8,732,103) 8,728,588
OTHER ASSETS IN EXCESS OF
LIABILITIES - 22.0% (c) 2,459,858
NET ASSETS - 100.0% 11,188,446
(a) Represents 7-day effective yield as of March 31, 2022.
(b) The rate shown was the effective yield at the date of purchase.
(c) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of March 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 1 6/2022 USD $ 226,538 $ 14,146
$ 14,146

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 79,000 USD 57,361 CITI 6/15/2022 $ 1,829
AUD 79,000 USD 57,361 JPMC 6/15/2022 1,829
CAD 123,504 USD 97,243 CITI 6/15/2022 1,530
CAD 123,496 USD 97,237 JPMC 6/15/2022 1,530
ILS 18,000 USD 5,586 CITI 6/15/2022 67
ILS 18,000 USD 5,586 JPMC 6/15/2022 67
NOK 48,000 USD 5,374 CITI 6/15/2022 76
NOK 48,000 USD 5,374 JPMC 6/15/2022 76
NZD 2,500 USD 1,669 CITI 6/15/2022 62
NZD 2,500 USD 1,669 JPMC 6/15/2022 62
SEK 136,751 USD 14,196 CITI 6/15/2022 375
SEK 136,749 USD 14,196 JPMC 6/15/2022 375
SGD 500 USD 369 CITI 6/15/2022 –
SGD 500 USD 369 JPMC 6/15/2022 –
USD 548 CHF 500 CITI 6/15/2022 6
USD 548 CHF 500 JPMC 6/15/2022 5
USD 9,011 EUR 8,000 CITI 6/15/2022 136
USD 9,011 EUR 8,000 JPMC 6/15/2022 136
USD 1,342 GBP 1,000 CITI 6/15/2022 28
USD 1,342 GBP 1,000 JPMC 6/15/2022 28
Total unrealized appreciation 8,217
CHF 74,000 USD 80,706 CITI 6/15/2022 (370)
CHF 74,000 USD 80,706 JPMC 6/15/2022 (370)
DKK 134,500 USD 20,522 CITI 6/15/2022 (463)
DKK 134,500 USD 20,522 JPMC 6/15/2022 (463)
EUR 231,005 USD 261,046 CITI 6/15/2022 (4,773)
EUR 230,995 USD 261,035 JPMC 6/15/2022 (4,773)
GBP 90,502 USD 121,312 CITI 6/15/2022 (2,459)
GBP 90,498 USD 121,307 JPMC 6/15/2022 (2,459)
HKD 176,500 USD 22,616 CITI 6/15/2022 (60)
HKD 176,500 USD 22,616 JPMC 6/15/2022 (60)
JPY 20,268,000 USD 176,254 CITI 6/15/2022 (9,443)
JPY 20,268,000 USD 176,254 JPMC 6/15/2022 (9,443)
NOK 2,000 USD 228 CITI 6/15/2022 (1)
NOK 2,000 USD 228 JPMC 6/15/2022 (1)
SEK 136,752 USD 14,657 CITI 6/15/2022 (85)
SEK 136,748 USD 14,657 JPMC 6/15/2022 (85)
SGD 86,500 USD 64,075 CITI 6/15/2022 (255)
SGD 86,500 USD 64,075 JPMC 6/15/2022 (255)
USD 1,639 SEK 15,500 CITI 6/15/2022 (13)
USD 1,639 SEK 15,500 JPMC 6/15/2022 (13)
USD 33,523 SGD 45,500 CITI 6/15/2022 (47)
USD 33,523 SGD 45,500 JPMC 6/15/2022 (47)
Total unrealized depreciation (35,938)
Net unrealized depreciation $ (27,721)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
Total Return Basket Swaps Outstanding at March 31, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.63% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
12/18/2026
- 03/26/2027 $9,664,092 $11,560 $24,611 $36,171
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 6,800 59,783 7,881 21 .8
Fujitsu Ltd. 500 74,913 9,441 26 .1
Japan Post Holdings Co. Ltd. 8,000 58,754 230 0 .6
Japan Post Insurance Co. Ltd. 3,400 59,212 5,439 15 .0
Kyocera Corp. 1,100 61,555 6,831 18 .9
Mazda Motor Corp. 14,100 103,643 18,802 52 .0
Mitsubishi Electric Corp. 6,800 77,988 6,987 19 .3
Mizuho Financial Group, Inc. 12,800 163,269 9,850 27 .2
NGK Insulators Ltd. 4,800 68,472 7,343 20 .3
Nikon Corp. 5,400 57,661 9,580 26 .5
NIPPON EXPRESS HOLDINGS, Inc. 1,300 89,311 7,645 21 .1
Nippon Telegraph & Telephone Corp. 3,000 87,162 4,165 11 .5
Nitto Denko Corp. 1,500 107,532 15,206 42 .0
Resona Holdings, Inc. 20,400 86,891 6,479 17 .9
Rohm Co. Ltd. 1,100 85,404 10,996 30 .4
SCREEN Holdings Co. Ltd. 600 59,805 10,266 28 .4
Shimamura Co. Ltd. 1,000 88,879 3,995 11 .0
Sompo Holdings, Inc. 1,900 83,487 10,690 29 .6
Sumitomo Heavy Industries Ltd. 2,700 61,873 3,586 9 .9
Taisei Corp. 2,600 75,060 (187) (0 .5)
Takeda Pharmaceutical Co. Ltd. 2,600 74,080 4,003 11 .1
Yamada Holdings Co. Ltd. 22,900 71,193 752 2 .1
Yamaha Motor Co. Ltd. 2,800 62,758 10,697 29 .6
Yamato Holdings Co. Ltd. 3,100 57,909 2,524 7 .0
Yamazaki Baking Co. Ltd. 4,600 56,575 1,135 3 .1

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Asahi Intecc Co. Ltd. (3,800) (74,133) (2,458) (6 .8)
Benefit One, Inc. (2,800) (58,764) (5,080) (14 .0)
Cosmos Pharmaceutical Corp. (500) (60,599) 6,367 17 .6
Daiichi Sankyo Co. Ltd. (2,600) (56,776) (5,627) (15 .6)
Denso Corp. (1,400) (89,320) (13,315) (36 .8)
Japan Airlines Co. Ltd. (3,900) (72,709) (13,166) (36 .4)
JSR Corp. (2,200) (64,785) (7,820) (21 .6)
Kansai Electric Power Co., Inc. (The) (6,800) (64,050) (1,736) (4 .8)
Kikkoman Corp. (900) (59,613) (1,807) (5 .0)
Kobayashi Pharmaceutical Co. Ltd. (700) (56,086) (581) (1 .6)
Kobe Bussan Co. Ltd. (2,000) (61,549) 615 1 .7
Koei Tecmo Holdings Co. Ltd. (1,800) (59,027) (2,486) (6 .9)
Lasertec Corp. (500) (83,182) (11,855) (32 .8)
MonotaRO Co. Ltd. (3,700) (79,411) (9,170) (25 .4)
Nexon Co. Ltd. (2,700) (64,594) (5,339) (14 .8)
Nidec Corp. (1,500) (118,475) (10,801) (29 .9)
Nippon Paint Holdings Co. Ltd. (8,400) (73,595) (9,352) (25 .9)
Obic Co. Ltd. (500) (74,888) (3,952) (10 .9)
Oriental Land Co. Ltd. (500) (95,703) (9,876) (27 .3)
Seven & i Holdings Co. Ltd. (1,300) (61,980) (4,083) (11 .3)
Shimano, Inc. (400) (91,603) (9,290) (25 .7)
SMC Corp. (200) (111,799) (10,535) (29 .1)
Sumitomo Electric Industries Ltd. (5,600) (66,569) (7,613) (21 .0)
Toyota Motor Corp. (6,400) (115,443) (18,729) (51 .8)
Yaskawa Electric Corp. (1,800) (70,155) (7,186) (19 .9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.27% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
12/18/2026
- 04/01/2027 $29,901,756 $37,534 $(13,149) $24,385
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 246 112,083 7,079 29 .0
Allstate Corp. (The) 528 73,133 8,496 34 .8
Alphabet, Inc. 58 161,318 6,696 27 .5
Alphabet, Inc. 30 83,790 3,699 15 .2
Amazon.com, Inc. 52 169,517 24,591 100 .8
Apple, Inc. 1,288 224,898 15,148 62 .1
Archer-Daniels-Midland Co. 1,056 95,315 8,955 36 .7
Booking Holdings, Inc. 36 84,544 10,867 44 .6
Cisco Systems, Inc. 1,640 91,446 (134) (0 .5)
Citigroup, Inc. 2,131 113,795 (5,434) (22 .3)
Coca-Cola Co. (The) 2,695 167,090 8,193 33 .6
Comcast Corp. 1,549 72,524 1,084 4 .4
Comerica, Inc. 823 74,424 1,662 6 .8
Crown Castle International Corp. 466 86,024 4,958 20 .3
CVS Health Corp. 838 84,814 (2,257) (9 .3)
Dell Technologies, Inc. 1,477 74,131 (2,613) (10 .7)
Dow, Inc. 1,212 77,229 4,871 20 .0
Gilead Sciences, Inc. 1,333 79,247 1,118 4 .6
Global Payments, Inc. 528 72,252 4,615 18 .9
Intel Corp. 1,537 76,174 2,966 12 .2
International Paper Co. 1,948 89,900 7,753 31 .8
Johnson & Johnson 508 90,033 3,998 16 .4
JPMorgan Chase & Co. 856 116,690 2,936 12 .0
Kraft Heinz Co. (The) 1,993 78,504 2,412 9 .9
ManpowerGroup, Inc. 900 84,528 2,824 11 .6
Merck & Co., Inc. 980 80,409 4,175 17 .1
Microsoft Corp. 862 265,763 17,112 70 .2
Oracle Corp. 929 76,856 6,159 25 .3
Owens Corning 955 87,382 2,358 9 .7
Tyson Foods, Inc. 1,057 94,739 (750) (3 .1)
Ulta Beauty, Inc. 210 83,626 4,811 19 .7
Walmart, Inc. 1,179 175,577 11,139 45 .7
Wells Fargo & Co. 1,823 88,343 (1,665) (6 .8)
Short Positions
Common Stocks
United States
Amphenol Corp. (1,192) (89,817) (524) (2 .2)
Aon plc (233) (75,872) (8,027) (32 .9)
Costco Wholesale Corp. (135) (77,740) (6,500) (26 .7)
DISH Network Corp. (2,510) (79,442) (2,323) (9 .5)
First Financial Bankshares, Inc. (2,126) (93,799) 3,826 15 .7
GameStop Corp. (533) (88,787) (45,409) (186 .2)
Grocery Outlet Holding Corp. (3,083) (101,061) (11,376) (46 .7)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Hormel Foods Corp. (1,555) (80,145) (2,535) (10 .4)
IAC/InterActiveCorp (768) (77,015) 1,742 7 .1
M&T Bank Corp. (522) (88,479) 2,120 8 .7
Progressive Corp. (The) (762) (86,860) (7,536) (30 .9)
Realty Income Corp. (1,379) (95,565) (5,692) (23 .3)
RPM International, Inc. (937) (76,309) (1,831) (7 .5)
Signature Bank (249) (73,079) 2,879 11 .8
Skechers USA, Inc. (1,984) (80,868) (5,095) (20 .9)
Vistra Corp. (3,976) (92,442) (2,028) (8 .3)
Waste Management, Inc. (482) (76,397) (4,107) (16 .8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-2.00% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
12/18/2023
- 03/25/2024 $1,375,633 $(3,280) $15,462 $12,182
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 2,552 25,341 (150) (1 .2)
Ampol Ltd. 1,202 27,307 406 3 .3
Aristocrat Leisure Ltd. 1,570 42,613 (405) (3 .3)
Atlas Arteria Ltd. 1,810 8,809 (212) (1 .7)
Australia & New Zealand Banking Group Ltd. 2,155 44,158 (365) (3 .0)
BlueScope Steel Ltd. 5,321 82,742 (2,705) (22 .2)
Brambles Ltd. 8,827 65,140 1,140 9 .4
Coles Group Ltd. 2,026 27,078 (13) (0 .1)
Computershare Ltd. 769 14,134 157 1 .3
Fortescue Metals Group Ltd. 817 12,559 780 6 .4
Harvey Norman Holdings Ltd. 4,844 19,303 (921) (7 .6)
Incitec Pivot Ltd. 15,461 43,766 (897) (7 .4)
JB Hi-Fi Ltd. 1,312 53,031 (744) (6 .1)
Magellan Financial Group Ltd. 1,078 12,753 1,305 10 .7
Mineral Resources Ltd. 241 9,500 721 5 .9
Newcrest Mining Ltd. 871 17,601 69 0 .6

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
QBE Insurance Group Ltd. 4,684 40,167 213 1 .8
Ramsay Health Care Ltd. 675 32,691 629 5 .2
Sonic Healthcare Ltd. 2,138 56,448 216 1 .8
Suncorp Group Ltd. 4,590 38,050 (281) (2 .3)
Tabcorp Holdings Ltd. 3,977 15,845 848 7 .0
Telstra Corp. Ltd. 20,233 59,778 732 6 .0
Treasury Wine Estates Ltd. 1,327 11,463 (85) (0 .7)
Wesfarmers Ltd. 190 7,130 (31) (0 .3)
Westpac Banking Corp. 1,409 25,456 417 3 .4
Worley Ltd. 1,361 13,148 81 0 .7
Short Positions
Common Stocks
Australia
APA Group (838) (6,660) (164) (1 .4)
Cleanaway Waste Management Ltd. (12,105) (27,766) (503) (4 .1)
Commonwealth Bank of Australia (202) (15,908) 102 0 .8
CSL Ltd. (206) (41,126) (310) (2 .5)
Domino's Pizza Enterprises Ltd. (702) (45,696) (1,470) (12 .1)
Evolution Mining Ltd. (5,366) (17,711) 520 4 .3
IDP Education Ltd. (975) (22,819) (417) (3 .4)
Insurance Australia Group Ltd. (6,443) (21,087) 466 3 .8
Lendlease Corp. Ltd. (2,499) (20,831) (544) (4 .5)
Lynas Rare Earths Ltd. (2,749) (21,916) (649) (5 .3)
Macquarie Group Ltd. (225) (34,028) (718) (5 .9)
NEXTDC Ltd. (944) (8,133) (322) (2 .6)
Northern Star Resources Ltd. (2,603) (21,000) (3) (0 .0)
OZ Minerals Ltd. (570) (11,367) 102 0 .8
Pilbara Minerals Ltd. (7,270) (17,176) 287 2 .4
Pro Medicus Ltd. (955) (34,597) (1,645) (13 .5)
Qantas Airways Ltd. (10,276) (39,733) (443) (3 .6)
REA Group Ltd. (307) (30,777) 493 4 .0
Reece Ltd. (1,490) (20,979) 525 4 .3
SEEK Ltd. (914) (20,129) 484 4 .0
Transurban Group (811) (8,194) (184) (1 .5)
Washington H Soul Pattinson & Co. Ltd. (389) (8,297) (266) (2 .2)
WiseTech Global Ltd. (234) (8,807) 190 1 .6
Woolworths Group Ltd. (381) (10,578) (241) (2 .0)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.24% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2023
- 04/25/2023 $2,282,893 $(22,653) $(19,089) $(41,742)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
Long Positions
Common Stocks
Canada
Atco Ltd. 919 31,558 486 (1 .2)
Bank of Montreal 388 45,657 (634) 1 .5
Bank of Nova Scotia (The) 1,299 93,101 (2,556) 6 .1
Canadian Imperial Bank of Commerce 267 32,410 (1,309) 3 .1
Canadian National Railway Co. 281 37,694 (456) 1 .1
Canadian Tire Corp. Ltd. 284 42,881 610 (1 .5)
CGI, Inc. 421 33,538 (229) 0 .5
Cogeco Communications, Inc. 243 20,114 172 (0 .4)
Descartes Systems Group, Inc. (The) 264 19,329 (70) 0 .2
Enbridge, Inc. 831 38,255 (159) 0 .4
Finning International, Inc. 1,865 56,152 (671) 1 .6
George Weston Ltd. 493 60,711 504 (1 .2)
Gildan Activewear, Inc. 535 20,067 (438) 1 .0
Kinross Gold Corp. 11,527 67,678 1,759 (4 .2)
Loblaw Cos. Ltd. 475 42,623 851 (2 .0)
Magna International, Inc. 562 36,081 902 (2 .2)
National Bank of Canada 625 47,909 (862) 2 .1
Nutrien Ltd. 380 39,278 (1,793) 4 .3
Onex Corp. 334 22,383 (24) 0 .1
Open Text Corp. 651 27,604 (178) 0 .4
Parkland Corp. 1,786 52,816 2,331 (5 .6)
Pembina Pipeline Corp. 678 25,473 (143) 0 .3
SNC-Lavalin Group, Inc. 1,356 32,649 147 (0 .4)
Stantec, Inc. 368 18,460 (85) 0 .2
Toromont Industries Ltd. 409 38,772 1,286 (3 .1)
Toronto-Dominion Bank (The) 613 48,637 (1,032) 2 .5
West Fraser Timber Co. Ltd. 449 36,943 (2,431) 5 .8
Chile
Lundin Mining Corp. 4,719 47,826 (1,132) 2 .7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (583) (27,724) 329 (0 .8)
Canada
Air Canada (2,460) (47,718) (884) 2 .1
Algonquin Power & Utilities Corp. (2,888) (44,793) (346) 0 .8
Ballard Power Systems, Inc. (4,365) (50,802) 421 (1 .0)
BCE, Inc. (1,668) (92,463) (1,841) 4 .4
Boralex, Inc. (1,057) (34,260) (2,579) 6 .2
Brookfield Asset Management, Inc. (574) (32,452) 34 (0 .1)
CAE, Inc. (872) (22,697) (572) 1 .4
Canadian Pacific Railway Ltd. (614) (50,676) 68 (0 .2)
CCL Industries, Inc. (637) (28,738) (107) 0 .3
Constellation Software, Inc. (29) (49,572) (1,084) 2 .6
Dollarama, Inc. (470) (26,655) (1,269) 3 .0
Element Fleet Management Corp. (2,257) (21,845) (18) 0 .0
Emera, Inc. (582) (28,850) (680) 1 .6
Franco-Nevada Corp. (272) (43,284) (430) 1 .0
GFL Environmental, Inc. (1,238) (40,265) (2,351) 5 .6
Innergex Renewable Energy, Inc. (1,127) (17,922) (343) 0 .8
Pan American Silver Corp. (812) (22,162) 719 (1 .7)
Restaurant Brands International, Inc. (778) (45,455) (1,046) 2 .5
United States
Brookfield Renewable Corp. (1,054) (46,033) (2,563) 6 .1
BRP, Inc. (393) (32,178) (1,736) 4 .2
Zambia
First Quantum Minerals Ltd. (615) (21,291) (385) 0 .9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.65% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 03/25/2024 $1,441,774 $(12,371) $17,985 $5,614
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 582 18,880 (1,134) (20 .2)
Adecco Group AG (Registered) 1,171 53,118 (1,783) (31 .8)
Baloise Holding AG (Registered) 95 16,967 299 5 .3
Barry Callebaut AG (Registered) 15 35,167 873 15 .5
Belimo Holding AG (Registered) 33 17,477 437 7 .8
BKW AG 34 4,259 63 1 .1
Bucher Industries AG (Registered) 58 23,444 (365) (6 .5)
Clariant AG (Registered) 228 3,956 (82) (1 .5)
Credit Suisse Group AG (Registered) 382 3,007 (117) (2 .1)
DKSH Holding AG 288 24,256 (186) (3 .3)
dormakaba Holding AG 36 18,465 167 3 .0
Galenica AG 419 32,257 110 2 .0
Geberit AG (Registered) 60 36,987 559 10 .0
Georg Fischer AG (Registered) 12 14,338 (236) (4 .2)
Julius Baer Group Ltd. 462 26,747 527 9 .4
Kuehne + Nagel International AG (Registered) 183 51,959 (2,116) (37 .7)
Lonza Group AG (Registered) 74 53,621 1,186 21 .1
Novartis AG (Registered) 1,196 104,999 525 9 .3
OC Oerlikon Corp. AG (Registered) 2,728 21,739 (144) (2 .6)
Roche Holding AG 9 3,561 (88) (1 .6)
SGS SA (Registered) 3 8,340 (278) (4 .9)
Straumann Holding AG (Registered) 2 3,193 132 2 .4
Swiss Life Holding AG (Registered) 56 35,885 172 3 .1
Swisscom AG (Registered) 57 34,246 (461) (8 .2)
Tecan Group AG (Registered) 35 13,837 526 9 .4
Temenos AG (Registered) 547 52,616 (3,327) (59 .3)
UBS Group AG (Registered) 2,060 40,255 343 6 .1
United States
Swiss Re AG 141 13,422 141 2 .5
Short Positions
Common Stocks
Austria
ams-OSRAM AG (1,793) (27,445) 144 2 .6
Switzerland
Alcon, Inc. (113) (8,953) (313) (5 .6)
Bachem Holding AG (Registered) (93) (51,182) (1,481) (26 .4)
Chocoladefabriken Lindt & Spruengli AG (4) (47,608) 1,062 18 .9
Cie Financiere Richemont SA (61) (7,732) (162) (2 .9)
Dufry AG (Registered) (1,484) (62,443) (482) (8 .6)
EMS-Chemie Holding AG (Registered) (57) (55,393) (322) (5 .7)
Flughafen Zurich AG (Registered) (207) (37,154) 707 12 .6
Givaudan SA (Registered) (10) (41,329) (273) (4 .9)
Helvetia Holding AG (Registered) (33) (4,308) 17 0 .3

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Holcim Ltd. (671) (32,635) (236) (4 .2)
Idorsia Ltd. (2,026) (40,472) (1,657) (29 .5)
Logitech International SA (Registered) (37) (2,750) 101 1 .8
Nestle SA (Registered) (230) (29,904) (230) (4 .1)
Partners Group Holding AG (8) (9,906) (160) (2 .9)
Schindler Holding AG (47) (10,071) 230 4 .1
SIG Combibloc Group AG (2,350) (59,243) (1,132) (20 .2)
Sika AG (Registered) (214) (70,803) (1,098) (19 .6)
Sonova Holding AG (Registered) (17) (7,102) (542) (9 .7)
Sulzer AG (Registered) (26) (2,160) 10 0 .2
Swatch Group AG (The) (173) (49,050) (1,798) (32 .0)
VAT Group AG (45) (17,133) (499) (8 .9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 03/25/2024 $587,161 $2,823 $(9,522) $(6,699)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 29 87,144 (1,004) 15 .0
Carlsberg A/S 411 50,455 2,589 (38 .6)
Demant A/S 99 4,480 313 (4 .7)
Genmab A/S 171 61,757 1,386 (20 .7)
GN Store Nord A/S 185 9,068 587 (8 .8)
H Lundbeck A/S 878 20,230 361 (5 .4)
ISS A/S 1,766 31,385 1,218 (18 .2)
Novo Nordisk A/S 447 49,580 1,878 (28 .0)
Pandora A/S 393 37,439 634 (9 .5)
Royal Unibrew A/S 55 5,138 (11) 0 .2

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Chr Hansen Holding A/S (26) (1,909) (62) 0 .9
Coloplast A/S (117) (17,718) (932) 13 .9
DSV A/S (125) (23,957) 225 (3 .4)
Novozymes A/S (455) (31,197) (1,652) 24 .7
Orsted A/S (156) (19,527) (1,293) 19 .3
ROCKWOOL International A/S (92) (30,370) 1,281 (19 .1)
SimCorp A/S (120) (8,800) 43 (0 .6)
Tryg A/S (1,222) (29,713) (403) 6 .0
Vestas Wind Systems A/S (2,294) (67,294) (2,335) 34 .9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.00% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 03/25/2024 $6,577,164 $(38,508) $15,196 $(23,312)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
Long Positions
Common Stocks
Finland
Nokian Renkaat OYJ 2,754 44,697 (1,573) 6 .7
France
Atos SE 2,507 68,457 (4,092) 17 .6
Bouygues SA 1,623 56,649 (1,876) 8 .0
Cie de Saint-Gobain 1,001 59,560 (1,216) 5 .2
Eiffage SA 569 58,398 319 (1 .4)
Orange SA 8,631 102,202 (922) 4 .0
Publicis Groupe SA 875 53,107 (1,608) 6 .9
Vivendi SE 3,865 50,494 (410) 1 .8
Germany
Deutsche Bank AG (Registered) 5,682 71,560 (1,737) 7 .4
Deutsche Post AG (Registered) 1,409 67,282 (1,716) 7 .4
Merck KGaA 312 65,156 3,004 (12 .9)
ProSiebenSat.1 Media SE 4,115 52,416 (1,509) 6 .5
SAP SE 528 58,517 (404) 1 .7

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy
Pirelli & C SpA 8,846 47,998 1,029 (4 .4)
Poste Italiane SpA 3,847 43,627 (681) 2 .9
UniCredit SpA 5,538 59,743 1,508 (6 .5)
Unipol Gruppo SpA 7,989 43,819 433 (1 .9)
Netherlands
ASML Holding NV 101 67,490 (1,833) 7 .9
ASR Nederland NV 1,254 58,544 727 (3 .1)
Koninklijke Ahold Delhaize NV 2,744 88,262 1,524 (6 .5)
Koninklijke KPN NV 13,630 47,296 14 (0 .1)
NN Group NV 1,352 68,518 2,065 (8 .9)
Singapore
STMicroelectronics NV 1,491 64,805 (1,494) 6 .4
Spain
Banco de Sabadell SA 63,546 51,927 386 (1 .7)
Banco Santander SA 17,416 59,213 296 (1 .3)
Endesa SA 2,366 51,587 3,369 (14 .5)
Iberdrola SA 4,326 47,283 1,637 (7 .0)
Red Electrica Corp. SA 2,973 61,039 3,059 (13 .1)
Telefonica SA 16,235 78,679 2,537 (10 .9)
Short Positions
Common Stocks
Finland
Fortum OYJ (2,525) (46,150) 214 (0 .9)
France
Aeroports de Paris (367) (54,881) 1,088 (4 .7)
Air Liquide SA (372) (65,079) (137) 0 .6
L'Oreal SA (113) (45,137) (1,462) 6 .3
Safran SA (537) (63,224) (1,166) 5 .0
SOITEC (373) (69,969) 772 (3 .3)
Germany
Deutsche Telekom AG (Registered) (3,950) (73,565) 407 (1 .7)
Fresenius Medical Care AG & Co. KGaA (1,110) (74,382) (548) 2 .3
Hannover Rueck SE (328) (55,720) (1,035) 4 .4
RWE AG (1,600) (69,668) (3,378) 14 .5
Siemens Healthineers AG (1,098) (68,044) (2,632) 11 .3
Italy
Banca Generali SpA (1,423) (52,651) (554) 2 .4
Ferrari NV (320) (69,715) (1,704) 7 .3
FinecoBank Banca Fineco SpA (4,631) (70,253) 659 (2 .8)
Intesa Sanpaolo SpA (22,089) (50,557) (874) 3 .8
Netherlands
IMCD NV (320) (54,590) (458) 2 .0
Saudi Arabia
Delivery Hero SE (1,280) (55,787) (3,036) 13 .0

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Aena SME SA (268) (44,676) (1,111) 4 .8
Amadeus IT Group SA (899) (58,451) (2,152) 9 .2
Cellnex Telecom SA (1,559) (75,026) (104) 0 .4
Ferrovial SA (2,318) (61,647) 1,466 (6 .3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-3.25% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 03/25/2024 $2,495,944 $(25,356) $(16,312) $(41,668)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
Long Positions
Common Stocks
Australia
Rio Tinto plc 1,431 114,404 3,022 (7 .3)
Italy
Coca-Cola HBC AG 988 20,606 (164) 0 .4
United Kingdom
abrdn plc 9,137 25,584 1,154 (2 .8)
Associated British Foods plc 895 19,442 (600) 1 .4
Aviva plc 3,292 19,478 543 (1 .3)
BAE Systems plc 5,209 48,920 (2,735) 6 .6
Barclays plc 21,376 41,437 (5,532) 13 .3
Barratt Developments plc 3,901 26,557 439 (1 .1)
Bellway plc 720 22,888 (1,607) 3 .9
Berkeley Group Holdings plc 641 31,266 (1,062) 2 .5
DCC plc 743 57,534 763 (1 .8)
Diageo plc 1,594 80,855 924 (2 .2)
Direct Line Insurance Group plc 6,348 22,874 57 (0 .1)
Entain plc 1,068 22,878 (496) 1 .2
Howden Joinery Group plc 5,475 54,887 (958) 2 .3
Inchcape plc 2,836 24,816 (949) 2 .3
InterContinental Hotels Group plc 452 30,571 (273) 0 .7
Intertek Group plc 574 39,157 756 (1 .8)
J Sainsbury plc 9,127 30,208 (941) 2 .3
Kingfisher plc 15,284 51,013 (2,059) 4 .9
Lloyds Banking Group plc 88,624 53,969 (2,790) 6 .7
Man Group plc 6,567 20,040 730 (1 .8)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Marks & Spencer Group plc 21,374 43,140 (459) 1 .1
Persimmon plc 961 26,948 485 (1 .2)
Royal Mail plc 14,805 63,612 (6,419) 15 .4
Sage Group plc (The) 4,995 45,768 489 (1 .2)
Spectris plc 838 28,420 (106) 0 .3
Unilever plc 1,511 68,604 1,375 (3 .3)
Vodafone Group plc 12,933 21,207 (85) 0 .2
WPP plc 1,567 20,509 (891) 2 .1
United States
GlaxoSmithKline plc 4,317 93,407 1,329 (3 .2)
Short Positions
Common Stocks
United Kingdom
Abcam plc (1,345) (24,311) (313) 0 .8
Admiral Group plc (1,020) (34,206) (235) 0 .6
AstraZeneca plc (774) (102,642) (2,556) 6 .1
AVEVA Group plc (1,586) (50,658) (543) 1 .3
B&M European Value Retail SA (6,901) (48,281) 2,446 (5 .9)
BT Group plc (12,955) (30,889) 733 (1 .8)
Compass Group plc (2,230) (47,990) 467 (1 .1)
easyJet plc (2,677) (19,421) (1,255) 3 .0
Experian plc (802) (30,898) 344 (0 .8)
Halma plc (2,473) (80,909) (726) 1 .7
Hargreaves Lansdown plc (3,872) (51,036) 1,638 (3 .9)
HSBC Holdings plc (3,341) (22,821) (138) 0 .3
Informa plc (3,218) (25,213) (100) 0 .2
JD Sports Fashion plc (10,671) (20,562) 497 (1 .2)
Ocado Group plc (2,991) (45,671) (3,344) 8 .0
Prudential plc (2,601) (38,399) (1,985) 4 .8
Reckitt Benckiser Group plc (335) (25,556) (1,568) 3 .8
Rolls-Royce Holdings plc (19,909) (26,180) 2,619 (6 .3)
Severn Trent plc (1,517) (61,142) (2,650) 6 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.40% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/18/2023
- 03/25/2024 $605,666 $873 $(685) $188

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 12,000 45,153 1,265 673 .1
Hong Kong
AIA Group Ltd. 2,000 20,884 408 216 .8
ASM Pacific Technology Ltd. 2,500 25,169 (698) (371 .5)
Bank of East Asia Ltd. (The) 1,800 2,813 92 48 .9
CK Asset Holdings Ltd. 2,000 13,671 37 19 .7
Hang Seng Bank Ltd. 2,100 40,389 (92) (48 .9)
Hong Kong Exchanges & Clearing Ltd. 100 4,687 (82) (43 .6)
Kerry Properties Ltd. 2,000 5,634 196 104 .3
Man Wah Holdings Ltd. 13,600 14,712 (11) (5 .7)
MTR Corp. Ltd. 500 2,693 9 4 .6
New World Development Co. Ltd. 2,000 8,114 (171) (90 .8)
Sino Land Co. Ltd. 6,000 7,736 (368) (195 .5)
Sun Hung Kai Properties Ltd. 5,000 59,487 (1,630) (867 .0)
Swire Properties Ltd. 1,400 3,460 (177) (94 .4)
WH Group Ltd. 57,000 35,793 1,668 887 .0
Macau
Sands China Ltd. 8,400 19,983 832 442 .8
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (13,500) (35,649) (665) (353 .5)
Chow Tai Fook Jewellery Group Ltd. (8,600) (15,533) (383) (203 .5)
ESR Cayman Ltd. (7,600) (23,552) 267 142 .1
SITC International Holdings Co. Ltd. (2,000) (6,993) 66 35 .1
Hong Kong
Hang Lung Properties Ltd. (3,000) (6,047) (3) (1 .8)
Henderson Land Development Co. Ltd. (5,000) (20,755) 692 368 .0
Power Assets Holdings Ltd. (1,000) (6,517) 26 13 .6
Techtronic Industries Co. Ltd. (4,500) (72,097) (118) (62 .6)
Wharf Real Estate Investment Co. Ltd. (10,000) (49,423) 44 23 .5
Xinyi Glass Holdings Ltd. (1,000) (2,398) 53 28 .4
Macau
Galaxy Entertainment Group Ltd. (7,000) (41,422) (227) (120 .6)
SJM Holdings Ltd. (15,000) (7,365) 65 34 .3
Wynn Macau Ltd. (10,400) (7,537) (222) (117 .9)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 03/25/2024 $372,666 $(3,726) $(28) $(3,754)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
Long Positions
Common Stocks
Brazil
Yara International ASA 776 38,807 (553) 14 .7
Norway
Leroy Seafood Group ASA 1,870 17,153 70 (1 .9)
Mowi ASA 711 19,151 (610) 16 .3
Norsk Hydro ASA 6,253 60,753 (3,269) 87 .1
Orkla ASA 5,617 49,904 (405) 10 .8
Telenor ASA 3,639 52,218 (687) 18 .3
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (184) (12,342) (52) 1 .4
France
Adevinta ASA (3,464) (31,624) 1,906 (50 .8)
Norway
Gjensidige Forsikring ASA (348) (8,629) 41 (1 .1)
Salmar ASA (800) (63,239) (365) 9 .7
Schibsted ASA (284) (7,000) 222 (5 .9)
TOMRA Systems ASA (110) (5,612) (270) 7 .2
United Kingdom
Subsea 7 SA (671) (6,234) 246 (6 .5)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 03/25/2024 $1,164,835 $(21,556) $7,543 $(14,013)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
Long Positions
Common Stocks
Sweden
Assa Abloy AB 95 2,554 18 (0 .1)
Axfood AB 291 9,477 208 (1 .5)
BillerudKorsnas AB 1,673 24,792 (343) 2 .4
Boliden AB 786 39,650 (1,358) 9 .7
Electrolux AB 1,440 21,791 (448) 3 .2
Elekta AB 663 5,222 (73) 0 .5
Getinge AB 620 24,700 1,112 (7 .9)
H & M Hennes & Mauritz AB 3,500 46,997 (5,446) 38 .9
Husqvarna AB 1,561 16,284 233 (1 .7)
Indutrade AB 87 2,188 136 (1 .0)
Nibe Industrier AB 56 621 52 (0 .4)
Saab AB 1,165 42,079 (3,196) 22 .8
Securitas AB 2,567 28,959 (584) 4 .2
Skanska AB 1,751 39,174 (1,644) 11 .7
SKF AB 1,845 30,084 851 (6 .1)
SSAB AB 6,515 43,381 (3,154) 22 .5
SSAB AB 1,174 8,157 (1,153) 8 .2
Svenska Handelsbanken AB 5,134 47,209 (1,155) 8 .2
Swedbank AB 964 14,398 (1,475) 10 .5
Telefonaktiebolaget LM Ericsson 8,912 81,238 (759) 5 .4
Telia Co. AB 26,497 106,245 1,768 (12 .6)
Volvo AB 1,610 30,035 (329) 2 .3
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (809) (20,538) (802) 5 .7
Finland
Nordea Bank Abp (379) (3,901) 32 (0 .2)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
AAK AB (852) (15,790) (759) 5 .4
Alfa Laval AB (78) (2,683) (170) 1 .2
Atlas Copco AB (48) (2,491) (11) 0 .1
Beijer Ref AB (1,662) (30,101) (1,435) 10 .2
Embracer Group AB (8,317) (69,423) 780 (5 .6)
Epiroc AB (1,317) (28,169) (1,099) 7 .8
EQT AB (1,042) (40,636) (3,233) 23 .1
Essity AB (588) (13,876) (547) 3 .9
Evolution AB (62) (6,308) 575 (4 .1)
Hexagon AB (6,890) (96,534) 121 (0 .9)
Hexpol AB (1,689) (16,486) (135) 1 .0
Holmen AB (439) (24,504) 439 (3 .1)
Lifco AB (1,512) (38,383) (2,162) 15 .4
Sandvik AB (149) (3,165) 49 (0 .3)
Sinch AB (3,126) (21,202) 4,633 (33 .1)
Skandinaviska Enskilda Banken AB (768) (8,303) 117 (0 .8)
Svenska Cellulosa AB SCA (447) (8,680) (55) 0 .4
Sweco AB (1,259) (18,304) (839) 6 .0
Swedish Match AB (1,561) (11,739) 286 (2 .0)
Tele2 AB (602) (9,100) (498) 3 .6
Trelleborg AB (401) (9,284) (104) 0 .7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/18/2023
- 03/25/2024 $299,593 $1,564 $10,929 $12,493
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd. 63,200 70,975 2,888 23 .1
Singapore
Genting Singapore Ltd. 25,500 15,241 (188) (1 .5)
Oversea-Chinese Banking Corp. Ltd. 6,600 59,874 (268) (2 .1)
Singapore Technologies Engineering Ltd. 13,400 40,589 (442) (3 .5)
Singapore Telecommunications Ltd. 8,400 16,311 (113) (0 .9)

AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore (continued)
United Overseas Bank Ltd. 2,100 49,136 (682) (5 .5)
Venture Corp. Ltd. 200 2,577 (26) (0 .2)
Short Positions
Common Stocks
China
Wilmar International Ltd. (3,200) (11,082) 298 2 .4
Singapore
City Developments Ltd. (800) (4,625) (44) (0 .4)
DBS Group Holdings Ltd. (600) (15,721) 40 0 .3
UOL Group Ltd. (2,600) (13,462) 101 0 .8

Schedule of Investments
AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
March 31, 2022 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CVR - Contingent Value Rights
OJSC - Open Joint Stock Company
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale

Schedule of Investments
AQR Funds | N-PORT Part F | March 2022
See notes to Schedule of Investments.
March 31, 2022 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): -0.08%
Australian Bank-Bill Reference Rate (“BBR”): 0.01%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.09%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”) : -0.02%
Brazilian Interbank Certificate of Deposit (“CDI”): 11.65%
Canadian Bankers’ Acceptance Rate ("BA"): 0.96%
Canadian Dollar Offered Rate (“CDOR”): 0.96%
Canadian Overnight Repo Rate Average ("CORRA"): 0.42%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.34%
Denmark Tomorrow/Next : 1.01%
Euro Short-Term Rate ("ESTR"): -0.59%
Federal Funds Floating Rate: 0.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.31%
Hong Kong Overnight Index Average (“HONIX”): 0.04%
Johannesburg Interbank Agreed Rate (“JIBAR”): 4.26%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 6.72%
Norway Interbank Offered Rate ("NIBOR"): 1.05%
Norwegian Overnight Weighted Average ("NOWA"): 0.75%
Overnight Bank Funding Rate ("OBFR"): 0.32%
Rand Overnight Deposit Rate: 4.06%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.09%
Singapore Overnight Rate Average (“SORA”): 0.61%
Sterling Overnight Index Average (“SONIA”): 0.69%
Swiss Average Rate Overnight (“SARON”): -0.70%
Tokyo Overnight Average Rate (“TONAR”):  -0.02%
Warsaw Interbank Offered Rate(“WIBOR”): 4.02%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2022
March 31, 2022 (Unaudited)
The Consolidated Schedules of Investments of AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia
Alternative Fund (“Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro Opportunities Offshore
Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore
Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and  AQR Style Premia Alternative Offshore Fund Ltd. respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their
Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2022
March 31, 2022 (Unaudited)
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 71,130,158 $ 52,934,137 $ – $ 124,064,295
Preferred Stocks
†
................................ 148,625 – – 148,625
Short-Term Investments ........................... 76,742,136 21,867,162 – 98,609,298
Futures Contracts* ............................... 5,430,330 – – 5,430,330
Forward Foreign Currency Exchange Contracts* ........ – 5,138,101 – 5,138,101
Interest Rate Swap Contracts* ...................... – 3,340,953 – 3,340,953
Total Return Swaps Contracts* ...................... – 1,066,340 – 1,066,340
Total Assets $ 153,451,249 $ 84,346,693 $ – $ 237,797,942
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (66,692,835) $ (49,244,588) $ – $ (115,937,423)
Warrants (Sold Short)
†
............................ (7,817) – – (7,817)
Futures Contracts* ............................... (5,015,020) – – (5,015,020)
Forward Foreign Currency Exchange Contracts* ........ – (4,561,239) – (4,561,239)
Interest Rate Swap Contracts* ...................... – (3,478,541) – (3,478,541)
Total Return Swaps Contracts* ...................... – (62,518) – (62,518)
Total Liabilities $ (71,715,672) $ (57,346,886) $ – $ (129,062,558)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 222,538,456 $ 53,317,945 $ 1,257,402 $ 277,113,803
Corporate Bonds ................................ – – 219,779 219,779
Convertible Bonds ............................... – 220,036,313 – 220,036,313
Closed End Funds ............................... 9,756,115 – – 9,756,115
Rights ........................................ 194,360 80,676 274,639 549,675
Securities in Litigation ............................ – – 514 514
Warrants ...................................... 10,956,504 883,055 489,577 12,329,136
Units ......................................... 69,975,682 13,822,599 – 83,798,281
Short-Term Investments ........................... 468,157,638 335,455,062 – 803,612,700
Futures Contracts* ............................... 3,044,270 – – 3,044,270
Forward Foreign Currency Exchange Contracts* ........ – 130,564 – 130,564
Total Return Basket Swaps Contracts* ................ – 7,001,905 – 7,001,905
Total Assets $ 784,623,025 $ 630,728,119 $ 2,241,911 $ 1,417,593,055
LIABILITIES
Common Stocks (Sold Short) ...................... $ (80,852,146) $ – $ –
(a)
$ (80,852,146)
Convertible Bonds (Sold Short) ..................... – (11,515,150) – (11,515,150)
Futures Contracts* ............................... (725,314) – – (725,314)
Forward Foreign Currency Exchange Contracts* ........ – (591,312) – (591,312)
Credit Default Swap Contracts* ..................... – (3,306,203) – (3,306,203)
Total Return Basket Swaps Contracts* ................ – (17,497,383) – (17,497,383)
Total Liabilities $ (81,577,460) $ (32,910,048) $ –
(a)
$ (114,487,508)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 62,808,399 $ – $ – $ 62,808,399
Short-Term Investments ........................... 1,269,333 – – 1,269,333
Total Assets $ 64,077,732 $ – $ – $ 64,077,732

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2022
March 31, 2022 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 5,743,202 $ – $ 5,743,202
Short-Term Investments ........................... 56,401,893 51,239,791 – 107,641,684
Futures Contracts* ............................... 240,917 – – 240,917
Forward Foreign Currency Exchange Contracts* ........ – 18,974 – 18,974
Total Return Basket Swaps Contracts* ................ – 344,529 – 344,529
Total Assets $ 56,642,810 $ 57,346,496 $ – $ 113,989,306
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (5,690,297) $ – $ (5,690,297)
Forward Foreign Currency Exchange Contracts* ........ – (6,096) – (6,096)
Total Return Basket Swaps Contracts* ................ – (4,309,731) – (4,309,731)
Total Liabilities $ – $ (10,006,124) $ – $ (10,006,124)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 127,500,819 $ 234,160,698 $ – $ 361,661,517
Futures Contracts* ............................... 7,418,837 – – 7,418,837
Forward Foreign Currency Exchange Contracts* ........ – 302,825 – 302,825
Total Return Basket Swaps Contracts* ................ – 2,802,234 – 2,802,234
Total Return Swaps Contracts* ...................... – 1,786,246 – 1,786,246
Total Assets $ 134,919,656 $ 239,052,003 $ – $ 373,971,659
LIABILITIES
Futures Contracts* ............................... $ (5,704) $ – $ – $ (5,704)
Forward Foreign Currency Exchange Contracts* ........ – (1,277,448) – (1,277,448)
Total Return Basket Swaps Contracts* ................ – (15,756,869) – (15,756,869)
Total Liabilities $ (5,704) $ (17,034,317) $ – $ (17,040,021)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,582,671 $ 4,174,345 $ – $ 5,757,016
Short-Term Investments ........................... 16,117,004 23,834,426 – 39,951,430
Futures Contracts* ............................... 5,110,802 – – 5,110,802
Forward Foreign Currency Exchange Contracts* ........ – 2,027,035 – 2,027,035
Interest Rate Swap Contracts* ...................... – 6,818,805 – 6,818,805
Total Return Swaps Contracts* ...................... – 75,565 – 75,565
Total Assets $ 22,810,477 $ 36,930,176 $ – $ 59,740,653
LIABILITIES
Reverse Repurchase Agreements ................... $ – $ (11,709,375) $ – $ (11,709,375)
Futures Contracts* ............................... (3,809,927) – – (3,809,927)
Forward Foreign Currency Exchange Contracts* ........ – (1,620,208) – (1,620,208)
Interest Rate Swap Contracts* ...................... – (4,460,863) – (4,460,863)
Credit Default Swap Contracts* ..................... – (264,109) – (264,109)
Total Return Swaps Contracts* ...................... – (144,245) – (144,245)
Total Liabilities $ (3,809,927) $ (18,198,800) $ – $ (22,008,727)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2022
March 31, 2022 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 223,317,892 $ 907,452,710 $ – $ 1,130,770,602
Futures Contracts* ............................... 69,383,207 – – 69,383,207
Forward Foreign Currency Exchange Contracts* ........ – 63,138,758 – 63,138,758
Total Return Basket Swaps Contracts* ................ – 1,052,972 – 1,052,972
Total Return Swaps Contracts* ...................... – 285,628 – 285,628
Total Assets $ 292,701,099 $ 971,930,068 $ – $ 1,264,631,167
LIABILITIES
Futures Contracts* ............................... $ (28,984,207) $ – $ – $ (28,984,207)
Forward Foreign Currency Exchange Contracts* ........ – (51,161,907) – (51,161,907)
Total Return Basket Swaps Contracts* ................ – (4,954,794) – (4,954,794)
Total Return Swaps Contracts* ...................... – (1,354,077) – (1,354,077)
Total Liabilities $ (28,984,207) $ (57,470,778) $ – $ (86,454,985)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 21,683,230 $ 58,905,648 $ – $ 80,588,878
Futures Contracts* ............................... 6,676,155 – – 6,676,155
Forward Foreign Currency Exchange Contracts* ........ – 6,346,755 – 6,346,755
Total Return Basket Swaps Contracts* ................ – 168,628 – 168,628
Total Return Swaps Contracts* ...................... – 17,036 – 17,036
Total Assets $ 28,359,385 $ 65,438,067 $ – $ 93,797,452
LIABILITIES
Futures Contracts* ............................... $ (2,851,973) $ – $ – $ (2,851,973)
Forward Foreign Currency Exchange Contracts* ........ – (4,515,861) – (4,515,861)
Total Return Basket Swaps Contracts* ................ – (611,205) – (611,205)
Total Return Swaps Contracts* ...................... – (140,163) – (140,163)
Total Liabilities $ (2,851,973) $ (5,267,229) $ – $ (8,119,202)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 57,058,922 $ 22,249,425 $ 9,600 $ 79,317,947
Preferred Stocks
†
................................ 25,975 – – 25,975
Foreign Government Securities ..................... – 15,014,871 – 15,014,871
U.S. Treasury Obligations ......................... – 15,637,485 – 15,637,485
Short-Term Investments ........................... 29,538,613 45,279,564 – 74,818,177
Futures Contracts* ............................... 3,234,546 – – 3,234,546
Forward Foreign Currency Exchange Contracts* ........ – 2,606,391 – 2,606,391
Total Return Swaps Contracts* ...................... – 359,923 – 359,923
Total Assets $ 89,858,056 $ 101,147,659 $ 9,600 $ 191,015,315
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (12,244,618) $ (6,482,140) $ – $ (18,726,758)
Reverse Repurchase Agreements ................... – (27,828,617) – (27,828,617)
Futures Contracts* ............................... (6,200,916) – – (6,200,916)
Forward Foreign Currency Exchange Contracts* ........ – (1,930,189) – (1,930,189)
Total Return Swaps Contracts* ...................... – (123,469) – (123,469)
Total Liabilities $ (18,445,534) $ (36,364,415) $ – $ (54,809,949)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2022
March 31, 2022 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 255,551,898 $ 220,206,036 $ – $ 475,757,934
Futures Contracts* ............................... 78,814,118 – – 78,814,118
Total Return Swaps Contracts* ...................... – 334,570 – 334,570
Total Assets $ 334,366,016 $ 220,540,606 $ – $ 554,906,622
LIABILITIES
Futures Contracts* ............................... $ (51,517,279) $ – $ – $ (51,517,279)
Total Return Swaps Contracts* ...................... – (73,746) – (73,746)
Total Liabilities $ (51,517,279) $ (73,746) $ – $ (51,591,025)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 38,660,213 $ – $ 38,660,213
Short-Term Investments ........................... 281,732,430 406,810,603 – 688,543,033
Futures Contracts* ............................... 31,834,115 – – 31,834,115
Forward Foreign Currency Exchange Contracts* ........ – 28,917,875 – 28,917,875
Interest Rate Swap Contracts* ...................... – 36,160,818 – 36,160,818
Total Return Basket Swaps Contracts* ................ – 5,052,731 – 5,052,731
Total Return Swaps Contracts* ...................... – 9,251,396 – 9,251,396
Total Assets $ 313,566,545 $ 524,853,636 $ – $ 838,420,181
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (1,848,954) $ (38,720,401) $ (2) $ (40,569,357)
Futures Contracts* ............................... (37,336,054) – – (37,336,054)
Forward Foreign Currency Exchange Contracts* ........ – (26,937,198) – (26,937,198)
Interest Rate Swap Contracts* ...................... – (35,285,212) – (35,285,212)
Total Return Basket Swaps Contracts* ................ – (49,386,792) – (49,386,792)
Total Return Swaps Contracts* ...................... – (379,627) – (379,627)
Total Liabilities $ (39,185,008) $ (150,709,230) $ (2) $ (189,894,240)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 3,475,074 $ 5,253,514 $ – $ 8,728,588
Futures Contracts* ............................... 14,146 – – 14,146
Forward Foreign Currency Exchange Contracts* ........ – 8,217 – 8,217
Total Return Basket Swaps Contracts* ................ – 91,033 – 91,033
Total Assets $ 3,489,220 $ 5,352,764 $ – $ 8,841,984
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (35,938) $ – $ (35,938)
Total Return Basket Swaps Contracts* ................ – (131,188) – (131,188)
Total Liabilities $ – $ (167,126) $ – $ (167,126)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2022
March 31, 2022 (Unaudited)
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR
Diversified Arbitrage Fund, AQR Multi-Asset Fund and AQR Style Premia Alternative Fund which are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.